UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

California Municipal Money Market Fund Investor Shares - VCTXX

California Intermediate-Term Tax-Exempt Fund Investor Shares - VCAIX

California Intermediate-Term Tax-Exempt Fund Admiral™ Shares - VCADX

California Long-Term Tax-Exempt Fund Investor Shares - VCITX

California Long-Term Tax-Exempt Fund Admiral™ Shares - VCLAX

California Tax-Exempt Bond ETF ETF Shares - VTEC

Vanguard California Municipal Money Market Fund

Investor Shares (VCTXX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard California Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,779
Number of Portfolio Holdings	233
Total Investment Advisory Fees (in thousands)	$908

Distribution by Effective Maturity % of Net Assets (as of November 30, 2025)

1 to 7 Days	89.2%
8 to 30 Days	2.4%
31 to 60 Days	1.6%
61 to 90 Days	3.5%
91 to 180 Days	2.1%
Over 180 Days	1.2%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR62

Vanguard California Intermediate-Term Tax-Exempt Fund

Investor Shares (VCAIX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  The biggest detractor for the Fund was its longer duration compared with that of its benchmark index. The Fund includes tax-exempt bonds with maturities as long as 20 years, whereas the index includes bonds with maturities of 5 to 10 years. An overweight allocation to lower-rated bonds added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,211	$10,210	$10,206
2016	$10,312	$10,253	$10,342
2016	$10,472	$10,393	$10,527
2016	$9,938	$9,884	$9,978
2017	$10,177	$10,139	$10,232
2017	$10,429	$10,393	$10,493
2017	$10,549	$10,496	$10,620
2017	$10,446	$10,325	$10,535
2018	$10,406	$10,280	$10,489
2018	$10,521	$10,395	$10,610
2018	$10,581	$10,472	$10,672
2018	$10,551	$10,464	$10,654
2019	$10,805	$10,747	$10,921
2019	$11,116	$11,017	$11,289
2019	$11,399	$11,267	$11,602
2019	$11,354	$11,222	$11,559
2020	$11,683	$11,518	$11,955
2020	$11,571	$11,522	$11,738
2020	$11,749	$11,685	$11,978
2020	$11,869	$11,774	$12,125
2021	$11,787	$11,646	$12,081
2021	$11,964	$11,774	$12,294
2021	$12,032	$11,857	$12,385
2021	$12,003	$11,783	$12,364
2022	$11,665	$11,430	$12,001
2022	$11,222	$11,038	$11,459
2022	$11,135	$11,060	$11,316
2022	$11,172	$11,041	$11,295
2023	$11,260	$11,137	$11,390
2023	$11,350	$11,191	$11,515
2023	$11,371	$11,207	$11,508
2023	$11,583	$11,421	$11,779
2024	$11,847	$11,618	$12,007
2024	$11,678	$11,326	$11,823
2024	$12,043	$11,738	$12,209
2024	$12,171	$11,813	$12,360
2025	$12,217	$11,878	$12,362
2025	$12,010	$11,740	$12,063
2025	$12,233	$12,084	$12,219
2025	$12,634	$12,347	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.81%	1.26%	2.37%
Bloomberg Municipal CA Intermediate Bond Index	4.52%	0.96%	2.13%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$17,951
Number of Portfolio Holdings	5,178
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$2,182

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.1%
1 to 3 Years	9.7%
3 to 5 Years	10.8%
5 to 10 Years	31.5%
10 to 20 Years	40.4%
20 to 30 Years	1.8%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR100

Vanguard California Intermediate-Term Tax-Exempt Fund

Admiral™ Shares (VCADX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard California Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  The biggest detractor for the Fund was its longer duration compared with that of its benchmark index. The Fund includes tax-exempt bonds with maturities as long as 20 years, whereas the index includes bonds with maturities of 5 to 10 years. An overweight allocation to lower-rated bonds added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg Municipal CA Intermediate Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,066	$51,048	$51,032
2016	$51,581	$51,267	$51,710
2016	$52,398	$51,966	$52,635
2016	$49,739	$49,420	$49,890
2017	$50,950	$50,697	$51,162
2017	$52,222	$51,966	$52,465
2017	$52,836	$52,480	$53,100
2017	$52,336	$51,627	$52,676
2018	$52,146	$51,399	$52,443
2018	$52,733	$51,973	$53,049
2018	$53,045	$52,361	$53,360
2018	$52,902	$52,320	$53,271
2019	$54,185	$53,735	$54,607
2019	$55,758	$55,086	$56,446
2019	$57,189	$56,337	$58,012
2019	$56,972	$56,112	$57,794
2020	$58,638	$57,589	$59,773
2020	$58,086	$57,612	$58,692
2020	$58,990	$58,425	$59,889
2020	$59,606	$58,868	$60,623
2021	$59,207	$58,228	$60,406
2021	$60,104	$58,870	$61,471
2021	$60,460	$59,283	$61,923
2021	$60,326	$58,915	$61,818
2022	$58,639	$57,149	$60,007
2022	$56,423	$55,189	$57,295
2022	$55,999	$55,302	$56,578
2022	$56,197	$55,206	$56,477
2023	$56,651	$55,686	$56,948
2023	$57,113	$55,957	$57,576
2023	$57,232	$56,037	$57,542
2023	$58,307	$57,105	$58,896
2024	$59,647	$58,089	$60,034
2024	$58,809	$56,631	$59,115
2024	$60,661	$58,688	$61,045
2024	$61,315	$59,067	$61,799
2025	$61,559	$59,389	$61,812
2025	$60,524	$58,699	$60,313
2025	$61,656	$60,421	$61,093
2025	$63,685	$61,735	$63,428

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.86%	1.33%	2.45%
Bloomberg Municipal CA Intermediate Bond Index	4.52%	0.96%	2.13%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$17,951
Number of Portfolio Holdings	5,178
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$2,182

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.1%
1 to 3 Years	9.7%
3 to 5 Years	10.8%
5 to 10 Years	31.5%
10 to 20 Years	40.4%
20 to 30 Years	1.8%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5100

Vanguard California Long-Term Tax-Exempt Fund

Investor Shares (VCITX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  For the Fund, having a longer overall duration than its benchmark was a detractor, given the rise in yields at the longer end of the curve. On the other hand, the Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and security selection added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,226	$10,203	$10,206
2016	$10,430	$10,344	$10,342
2016	$10,659	$10,530	$10,527
2016	$9,945	$9,945	$9,978
2017	$10,224	$10,200	$10,232
2017	$10,535	$10,463	$10,493
2017	$10,700	$10,585	$10,620
2017	$10,663	$10,513	$10,535
2018	$10,580	$10,467	$10,489
2018	$10,749	$10,612	$10,610
2018	$10,785	$10,674	$10,672
2018	$10,739	$10,629	$10,654
2019	$10,992	$10,870	$10,921
2019	$11,449	$11,259	$11,289
2019	$11,821	$11,577	$11,602
2019	$11,763	$11,537	$11,559
2020	$12,221	$11,930	$11,955
2020	$11,982	$11,776	$11,738
2020	$12,211	$11,967	$11,978
2020	$12,394	$12,115	$12,125
2021	$12,286	$12,002	$12,081
2021	$12,574	$12,214	$12,294
2021	$12,665	$12,306	$12,385
2021	$12,669	$12,289	$12,364
2022	$12,269	$11,912	$12,001
2022	$11,578	$11,371	$11,459
2022	$11,346	$11,264	$11,316
2022	$11,416	$11,272	$11,295
2023	$11,490	$11,349	$11,390
2023	$11,639	$11,471	$11,515
2023	$11,644	$11,497	$11,508
2023	$11,921	$11,747	$11,779
2024	$12,260	$11,976	$12,007
2024	$12,094	$11,773	$11,823
2024	$12,519	$12,145	$12,209
2024	$12,699	$12,293	$12,360
2025	$12,683	$12,286	$12,362
2025	$12,263	$11,974	$12,063
2025	$12,376	$12,168	$12,219
2025	$13,018	$12,627	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.52%	0.99%	2.67%
Bloomberg CA Municipal Bond Index	2.72%	0.83%	2.36%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,846
Number of Portfolio Holdings	1,483
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$735

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.4%
1 to 3 Years	4.1%
3 to 5 Years	4.2%
5 to 10 Years	15.0%
10 to 20 Years	31.5%
20 to 30 Years	35.4%
Greater than 30 Years	4.1%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR75

Vanguard California Long-Term Tax-Exempt Fund

Admiral™ Shares (VCLAX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard California Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund underperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market.

  For the Fund, having a longer overall duration than its benchmark was a detractor, given the rise in yields at the longer end of the curve. On the other hand, the Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and security selection added value.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg CA Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,142	$51,013	$51,032
2016	$52,172	$51,719	$51,710
2016	$53,331	$52,650	$52,635
2016	$49,774	$49,724	$49,890
2017	$51,185	$50,999	$51,162
2017	$52,756	$52,314	$52,465
2017	$53,595	$52,923	$53,100
2017	$53,421	$52,563	$52,676
2018	$53,019	$52,334	$52,443
2018	$53,880	$53,062	$53,049
2018	$54,069	$53,370	$53,360
2018	$53,846	$53,144	$53,271
2019	$55,127	$54,348	$54,607
2019	$57,427	$56,296	$56,446
2019	$59,308	$57,884	$58,012
2019	$59,029	$57,685	$57,794
2020	$61,336	$59,649	$59,773
2020	$60,148	$58,879	$58,692
2020	$61,313	$59,835	$59,889
2020	$62,242	$60,575	$60,623
2021	$61,715	$60,008	$60,406
2021	$63,170	$61,069	$61,471
2021	$63,641	$61,529	$61,923
2021	$63,672	$61,447	$61,818
2022	$61,678	$59,561	$60,007
2022	$58,213	$56,853	$57,295
2022	$57,062	$56,318	$56,578
2022	$57,425	$56,359	$56,477
2023	$57,808	$56,747	$56,948
2023	$58,567	$57,354	$57,576
2023	$58,607	$57,485	$57,542
2023	$60,012	$58,734	$58,896
2024	$61,728	$59,882	$60,034
2024	$60,905	$58,863	$59,115
2024	$63,060	$60,724	$61,045
2024	$63,978	$61,466	$61,799
2025	$63,911	$61,432	$61,812
2025	$61,801	$59,869	$60,313
2025	$62,377	$60,842	$61,093
2025	$65,623	$63,135	$63,428

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.57%	1.06%	2.76%
Bloomberg CA Municipal Bond Index	2.72%	0.83%	2.36%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,846
Number of Portfolio Holdings	1,483
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$735

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	5.4%
1 to 3 Years	4.1%
3 to 5 Years	4.2%
5 to 10 Years	15.0%
10 to 20 Years	31.5%
20 to 30 Years	35.4%
Greater than 30 Years	4.1%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR575

Vanguard California Tax-Exempt Bond ETF

ETF Shares (VTEC) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard California Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund performed in line with its benchmark index.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, as reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The California muni market performed roughly in line with the nationwide muni market, in which long-term munis underperformed given the rise in yields at the longer end of the curve. Results by credit quality were mixed.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2024, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P California AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
1/26/24	$10,000	$10,000	$10,000
2024	$10,318	$10,322	$10,369
2025	$10,576	$10,593	$10,642

Average Annual Total Returns

	1 Year	Since Inception 1/26/24
ETF Shares Net Asset Value	2.50%	3.09%
ETF Shares Market Price	2.59%	3.18%
S&P California AMT-Free Municipal Bond Index	2.63%	3.17%
Bloomberg Municipal Bond Index	2.64%	3.43%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$1,534
Number of Portfolio Holdings	3,169
Portfolio Turnover Rate	30%
Total Investment Advisory Fees (in thousands)	$111

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	6.2%
1 to 3 Years	8.6%
3 to 5 Years	8.8%
5 to 10 Years	21.2%
10 to 20 Years	29.2%
20 to 30 Years	24.7%
Greater than 30 Years	1.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV038

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$122,000	$122,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$122,000	$122,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard California Tax-Exempt Funds
Vanguard California Municipal Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

Contents
California Municipal Money Market Fund	1
California Intermediate-Term Tax-Exempt Fund	13
California Long-Term Tax-Exempt Fund	102
Report of Independent Registered Public Accounting Firm	135
Tax information	136

California Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio & Management” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (29.9%)
[1,2]	Anaheim California Housing Authority Multifamily Housing Revenue TOB	2.890%	12/4/2025	26,810	26,810
[1]	California Educational Facilities Authority College & University Revenue TOB	2.750%	12/1/2025	1,400	1,400
[1]	California Educational Facilities Authority College & University Revenue TOB	2.790%	12/4/2025	7,500	7,500
[1]	California Educational Facilities Authority College & University Revenue TOB	2.800%	12/4/2025	4,000	4,000
[1]	California Educational Facilities Authority College & University Revenue TOB	2.800%	12/4/2025	8,990	8,990
[1]	California Educational Facilities Authority College & University Revenue TOB	2.810%	12/4/2025	4,275	4,275
[1]	California General Fund Revenue TOB	2.820%	12/4/2025	1,705	1,705
[1]	California GO TOB	2.550%	12/1/2025	5,000	5,000
[1]	California GO TOB	2.550%	12/1/2025	5,000	5,000
[1]	California GO TOB	2.790%	12/4/2025	2,500	2,500
[1,2]	California GO TOB	2.790%	12/4/2025	15,230	15,230
[1]	California GO TOB	2.800%	12/4/2025	4,260	4,260
[1]	California GO TOB	2.820%	12/4/2025	2,375	2,375
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.790%	12/4/2025	43,000	43,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.850%	12/4/2025	18,000	18,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.990%	12/4/2025	11,407	11,407
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB	2.990%	12/4/2025	26,982	26,982
[1]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.550%	12/1/2025	8,600	8,600
[1,2]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.810%	12/4/2025	19,300	19,300
[1,2]	California Housing Finance Agency Ltd. Obligation Multifamily Housing Revenue TOB	2.890%	12/4/2025	16,655	16,655
[1]	California Infrastructure & Economic Development Bank College & University Revenue TOB	2.790%	12/4/2025	12,350	12,350
[1,2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB PUT	2.910%	12/4/2025	19,845	19,845
[1,2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	2.810%	12/4/2025	33,000	33,000
[1,2]	California Municipal Finance Authority Multi Family Housing Revenue TOB	2.910%	12/4/2025	9,980	9,980
[1,2]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB	2.890%	12/4/2025	9,965	9,965
[1,2]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB	2.910%	12/4/2025	9,211	9,211
[1]	California State University College & University Revenue TOB	2.550%	12/1/2025	4,000	4,000
[1]	California State University College & University Revenue TOB	2.810%	12/4/2025	1,800	1,800
[1]	California State University College & University Revenue TOB	2.810%	12/4/2025	3,335	3,335
[1]	California State University College & University Revenue TOB	2.810%	12/4/2025	2,790	2,790
[1]	California State University Trustees College & University Revenue TOB	2.500%	12/1/2025	4,930	4,930
[1]	California State University Trustees College & University Revenue TOB	2.500%	12/1/2025	5,000	5,000
[1]	California State University Trustees College & University Revenue TOB	2.810%	12/4/2025	3,175	3,175
[1]	California State University Trustees College & University Revenue TOB	2.810%	12/4/2025	5,625	5,625
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	2.700%	12/1/2025	14,380	14,380
[1,2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB	2.810%	12/4/2025	8,565	8,565
[1,2]	California Statewide Communities Development Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB	2.850%	12/1/2025	12,105	12,105
[1]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB	2.950%	12/1/2025	11,654	11,654
[1,2]	California Statewide Communities Development Authority Tobacco & Liquor Taxes Revenue TOB	2.750%	12/1/2025	56,050	56,050
[1,2]	Chula Vista CA Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB	2.890%	12/4/2025	5,560	5,560
[1]	Clovis Unified School District GO TOB	2.800%	12/4/2025	2,500	2,500
[1]	East Bay Municipal Utility District Water System Water Revenue TOB	2.530%	12/1/2025	600	600
[1]	Encinitas CA Union School District GO TOB	2.550%	12/1/2025	1,500	1,500
[1,3]	FHLMC Multifamily Certificates Revenue TOB	2.950%	12/1/2025	89,635	89,635
[1,3]	FHLMC Multifamily Certificates Revenue TOB	2.950%	12/1/2025	6,250	6,250
[1,4]	Irvine Facilities Financing Authority Special Tax Revenue TOB	2.850%	12/4/2025	5,000	5,000
[1,2]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	2.990%	12/4/2025	8,000	8,000
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	2.990%	12/4/2025	11,540	11,540
[1,4]	Long Beach Community College District GO TOB	2.550%	12/1/2025	12,557	12,557
[1,4]	Long Beach Community College District GO TOB	2.850%	12/4/2025	2,470	2,470
[1]	Los Angeles CA Department Airports Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	1,000	1,000
[1]	Los Angeles CA Department Airports Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	1,535	1,535
[1]	Los Angeles CA Department Airports Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	2,015	2,015
[1]	Los Angeles CA Unified School District GO TOB	2.800%	12/4/2025	9,625	9,625
[1]	Los Angeles CA Wastewater System Sewer Revenue TOB	2.500%	12/1/2025	4,685	4,685
[1]	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue TOB	2.800%	12/4/2025	1,400	1,400
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.550%	12/1/2025	5,250	5,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.600%	12/1/2025	9,105	9,105

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.600%	12/1/2025	4,110	4,110
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.600%	12/1/2025	2,405	2,405
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	2,250	2,250
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	1,665	1,665
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	6,000	6,000
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	15,405	15,405
[1]	Los Angeles Harbor department Port, Airport & Marina Revenue TOB	2.800%	12/4/2025	1,500	1,500
[1]	Los Angeles Unified School District GO TOB	2.800%	12/4/2025	5,595	5,595
[1]	Mount San Antonio Community College District GO TOB	2.810%	12/4/2025	4,000	4,000
[1]	Murrieta Valley Unified School District GO TOB	2.830%	12/4/2025	8,775	8,775
[1,2]	Nuveen California Quality Municipal Income Fund TOB VRDP	3.150%	12/1/2025	150,800	150,800
[1,2]	PIMCO California Municipal Income Trust TOB VRDP	2.990%	12/4/2025	13,015	13,015
[1,5]	Pittsburg Public Financing Authority Intergovernmental Agreement Revenue TOB	2.820%	12/4/2025	5,095	5,095
[1,2]	Public Finance Authority Local or Guaranteed Housing Revenue TOB	2.950%	12/1/2025	16,125	16,125
[1]	Regents of the University of California Medical Center Pooled College & University Revenue TOB	2.810%	12/4/2025	2,835	2,835
[1]	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue TOB	2.820%	12/4/2025	8,765	8,765
[1]	Rio Hondo CA Community College District GO TOB	2.820%	12/4/2025	10,500	10,500
[1]	Riverside Community College District GO TOB	2.800%	12/1/2025	2,000	2,000
[1]	Sacramento CA Water Revenue TOB	2.810%	12/4/2025	3,800	3,800
[1,2]	Sacramento County Housing Authority Local or Guaranteed Housing Revenue TOB	2.860%	12/4/2025	2,770	2,770
[1,2]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB	2.850%	12/1/2025	21,220	21,220
[1,2]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB	2.910%	12/4/2025	11,316	11,316
[1]	San Diego CA Unified School District GO TOB	2.820%	12/4/2025	15,500	15,500
[1,2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue TOB	2.850%	12/4/2025	3,210	3,210
[1]	San Diego Unified School District GO TOB	2.800%	12/4/2025	2,000	2,000
[1]	San Diego Unified School District GO TOB	2.800%	12/4/2025	675	675
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.800%	12/4/2025	1,105	1,105
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.820%	12/4/2025	1,875	1,875
[1]	San Francisco Bay Area Rapid Transit District GO TOB	2.820%	12/4/2025	15,505	15,505
[1,2,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB	2.860%	12/4/2025	25,050	25,050
[1,2,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB	2.860%	12/4/2025	15,000	15,000
[1,2]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB	2.890%	12/4/2025	6,790	6,790
[1,2]	San Francisco CA City & County Multifamily Local or Guaranteed Housing Revenue TOB	2.890%	12/4/2025	14,317	14,317
[1]	San Francisco CA Public Utilities Commission Water Revenue TOB	2.790%	12/4/2025	4,675	4,675
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	4,215	4,215
[1,2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.830%	12/4/2025	1,675	1,675
[1]	San Francisco City & County Public Utilities Commission Sewer Revenue TOB	2.790%	12/4/2025	5,890	5,890
[1]	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue TOB	2.800%	12/4/2025	2,135	2,135
[1]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.800%	12/1/2025	22,000	22,000
[1,2]	San Francisco County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue TOB	2.810%	12/4/2025	2,665	2,665
[1,2]	San Francisco Unified School District GO TOB	2.840%	12/4/2025	7,000	7,000
[1,2]	San Jose CA Multi Family Housing Revenue TOB	2.910%	12/4/2025	17,610	17,610
[1]	San Luis Coastal Unified School District GO TOB	2.550%	12/1/2025	4,000	4,000
[1,4]	San Mateo Union High School District GO TOB	2.550%	12/1/2025	10,907	10,907
[1]	University of California Regents College & University Revenue TOB	2.800%	12/1/2025	2,000	2,000
[1]	Ventura Unified School District GO TOB	2.800%	12/1/2025	800	800
[1]	Ventura Unified School District GO TOB	2.810%	12/4/2025	885	885
[1,2]	Washington Township Health Care District GO TOB	2.820%	12/4/2025	1,745	1,745
Total Tender Option Bond (Cost $1,130,151)					1,130,151
Variable Rate Demand Note (56.9%)
[2]	Abag Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	1.750%	12/4/2025	10,000	10,000
[2]	Abag Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	2.200%	12/4/2025	79,650	79,650
[2]	Abag Finance Authority for Nonprofit Corps. Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	4,050	4,050
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.400%	12/1/2025	19,590	19,590
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.500%	12/1/2025	20,095	20,095
[2]	Bay Area Toll Authority Highway Revenue VRDO	2.500%	12/1/2025	3,590	3,590
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.650%	12/4/2025	33,850	33,850
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.650%	12/4/2025	25,000	25,000
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.750%	12/4/2025	32,750	32,750
[2]	Bay Area Toll Authority Highway Revenue VRDO	1.770%	12/4/2025	10,750	10,750
[2]	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	2.100%	12/3/2025	50,000	50,000
[1]	BlackRock California Municipal Income Trust VRDO VRDP	2.930%	12/4/2025	10,000	10,000
	BlackRock MuniHoldings California Quality Fund Inc. VRDO VRDP	2.930%	12/4/2025	35,000	35,000
	California Educational Facilities Authority College & University Revenue VRDO	1.570%	12/4/2025	38,300	38,300
	California Educational Facilities Authority College & University Revenue VRDO	1.590%	12/4/2025	43,535	43,535

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	California GO VRDO	1.300%	12/3/2025	36,735	36,735
[2]	California GO VRDO	1.300%	12/3/2025	5,000	5,000
[2]	California GO VRDO	1.750%	12/4/2025	10,000	10,000
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	12/1/2025	6,900	6,900
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	12/1/2025	15,900	15,900
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.330%	12/3/2025	48,600	48,600
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/3/2025	49,190	49,190
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.400%	12/3/2025	52,810	52,810
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.480%	12/3/2025	57,625	57,625
	California Municipal Finance Authority Local or Guaranteed Housing Revenue VRDO	2.790%	12/4/2025	3,665	3,665
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Sharp Healthcare Project) VRDO	1.350%	12/3/2025	29,600	29,600
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/1/2025	12,400	12,400
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	1.350%	12/3/2025	30,010	30,010
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Various Sweep Loan Program) VRDO	1.650%	12/3/2025	35,000	35,000
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/1/2025	13,350	13,350
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.300%	12/1/2025	43,341	43,341
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.240%	12/4/2025	39,235	39,235
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	1.650%	12/4/2025	15,000	15,000
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	16,285	16,285
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	11,030	11,030
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	2,300	2,300
[2]	Calleguas-Las Virgenes Public Financing Authority Water Revenue VRDO	2.240%	12/4/2025	14,100	14,100
[2]	Elsinore Valley Municipal Water District Financing Authority Water Revenue VRDO	1.860%	12/4/2025	51,100	51,100
[2]	Irvine CA Special Assessment Revenue VRDO	2.000%	12/1/2025	1,100	1,100
[2]	Irvine CA Special Assessment Revenue VRDO	2.000%	12/1/2025	5,660	5,660
[2]	Irvine CA Special Assessment Revenue VRDO	2.300%	12/1/2025	22,266	22,266
[2]	Irvine CA Special Assessment Revenue VRDO	2.300%	12/1/2025	1,441	1,441
[2]	Irvine CA Special Assessment Revenue VRDO	2.300%	12/1/2025	4,856	4,856
[2]	Irvine CA Special Assessment Revenue VRDO	2.300%	12/1/2025	11,127	11,127
[2]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.810%	12/3/2025	25,000	25,000
[2]	Irvine Ranch Water District Water Service Corp. Water Revenue VRDO	1.810%	12/4/2025	8,800	8,800
[2]	Modesto CA Public Financing Authority Lease (Abatement) Revenue VRDO	1.450%	12/4/2025	28,700	28,700
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.000%	12/4/2025	2,000	2,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.820%	12/4/2025	43,600	43,600
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.860%	12/4/2025	9,500	9,500
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.860%	12/4/2025	19,100	19,100
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	2.880%	12/4/2025	79,100	79,100
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	4,900	4,900
[2]	Orange County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	2,700	2,700
[2]	Rancho Water District Community Facilities District No. 89-5 Special Tax Revenue VRDO	1.750%	12/3/2025	3,440	3,440
	Sacramento County Housing Authority Local or Guaranteed Housing Revenue VRDO	2.200%	12/4/2025	2,230	2,230
[2]	Sacramento Municipal Utility District Electric Power & Light Revenue VRDO	1.550%	12/4/2025	75,000	75,000
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	8,810	8,810
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	16,200	16,200
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	825	825
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	4,215	4,215
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	4,620	4,620
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	5,400	5,400
[2]	San Bernardino County CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	2,045	2,045
[2]	San Diego County CA COP VRDO	1.870%	12/4/2025	1,900	1,900
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.450%	12/3/2025	78,540	78,540
[2]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	1.850%	12/3/2025	10,000	10,000
[2]	San Francisco City & County Redevelopment Agency Successor Agency Local or Guaranteed Housing Revenue (Mercy Terrace Project) VRDO	2.490%	12/4/2025	7,425	7,425
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Project) VRDO	1.900%	12/4/2025	1,700	1,700
[2]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	1.590%	12/4/2025	20,000	20,000
[2]	Santa Rosa CA Local or Guaranteed Housing Revenue VRDO	2.320%	12/4/2025	1,440	1,440
	Southern California Metropolitan Water District Water Revenue VRDO	2.200%	12/1/2025	4,410	4,410
	Southern California Metropolitan Water District Water Revenue VRDO	1.450%	12/4/2025	55,880	55,880
[2]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	2.350%	12/1/2025	59,565	59,565
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) VRDO	1.770%	12/4/2025	9,800	9,800
	University of California College & University Revenue VRDO	2.500%	12/1/2025	43,520	43,520
	University of California College & University Revenue VRDO	2.500%	12/1/2025	20,210	20,210
	University of California College & University Revenue VRDO	2.500%	12/1/2025	14,100	14,100
	University of California College & University Revenue VRDO	2.600%	12/4/2025	60,590	60,590
	University of California College & University Revenue VRDO	2.650%	12/4/2025	89,685	89,685

California Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue VRDO	2.650%	12/4/2025	61,800	61,800
	University of California College & University Revenue VRDO	2.670%	12/4/2025	54,365	54,365
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.300%	12/1/2025	37,535	37,535
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	12/1/2025	23,140	23,140
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	12/1/2025	50,305	50,305
	Vacaville CA Local or Guaranteed Housing Revenue VRDO	2.490%	12/4/2025	9,200	9,200
[2]	Western Municipal Water District Facilities Authority Water Revenue VRDO	1.450%	12/4/2025	25,960	25,960
Total Variable Rate Demand Note (Cost $2,149,041)					2,149,041
Other Municipal Security (1.2%)
	California School Cash Reserve Program Authority Miscellaneous Revenue	5.000%	6/30/2026	18,750	18,973
	Los Angeles CA Miscellaneous Revenue TRAN	5.000%	6/25/2026	23,640	23,995
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	2,500	2,552
Total Other Municipal Security (Cost $45,520)					45,520
Non-Financial Company Commercial Paper (12.0%)
	California CP	2.600%	12/11/2025	5,000	5,000
	California CP	2.530%	1/14/2026	5,000	5,000
	California CP	2.590%	1/15/2026	4,540	4,540
	California CP	2.590%	1/28/2026	22,000	22,000
	California Department of Water Resources CP	2.700%	1/21/2026	4,096	4,096
	California Statewide Communities Development Authority CP	2.600%	12/2/2025	15,700	15,700
	California Statewide Communities Development Authority CP	2.700%	12/2/2025	17,000	17,000
	California Statewide Communities Development Authority CP	2.600%	1/6/2026	3,625	3,625
	California Statewide Communities Development Authority CP	2.600%	1/8/2026	18,000	18,000
	California Statewide Communities Development Authority CP	2.500%	2/3/2026	36,250	36,250
	California Statewide Communities Development Authority CP	2.460%	3/3/2026	13,790	13,790
	California Statewide Communities Development Authority CP	2.460%	3/3/2026	19,000	19,000
	California Statewide Communities Development Authority CP	2.460%	3/4/2026	3,000	3,000
	California Statewide Communities Development Authority CP	2.550%	3/4/2026	13,600	13,600
	California Statewide Communities Development Authority CP	2.600%	3/4/2026	5,350	5,350
	California Statewide Communities Development Authority CP	2.600%	3/5/2026	8,050	8,050
	California Statewide Communities Development Authority CP	2.600%	3/5/2026	17,000	17,000
	Los Angeles County Capital Asset Leasing Corp. CP	2.500%	12/8/2025	9,400	9,400
	Los Angeles County Metropolitan Transportation Authority CP	2.550%	1/20/2026	2,729	2,729
	Los Angeles Municipal Improvement Corp. CP	2.570%	12/3/2025	8,000	8,000
	Los Angeles Municipal Improvement Corp. CP	2.580%	12/4/2025	6,500	6,500
	Los Angeles Municipal Improvement Corp. CP	2.550%	2/2/2026	11,800	11,800
	Los Angeles Municipal Improvement Corp. CP	2.550%	2/2/2026	29,800	29,800
	San Diego County Water Authority CP	2.550%	2/18/2026	20,000	20,000
	University of California CP	2.700%	12/1/2025	10,000	10,000
	University of California CP	2.700%	12/3/2025	20,000	20,000
	University of California CP	2.900%	12/3/2025	3,000	3,000
	University of California CP	2.700%	12/5/2025	12,000	12,000
	University of California CP	2.550%	12/11/2025	9,200	9,200
	University of California CP	2.730%	12/17/2025	8,000	8,000
	University of California CP	2.680%	12/19/2025	20,000	20,000
	University of California CP	2.720%	12/19/2025	15,000	15,000
	University of California CP	2.750%	12/19/2025	15,000	15,000
	University of California CP	2.680%	12/23/2025	10,000	10,000
	University of California CP	2.700%	2/5/2026	14,000	14,000
	University of California CP	2.720%	2/5/2026	5,000	5,000

California Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California CP	2.650%	2/18/2026	15,000	15,000
Total Non-Financial Company Commercial Paper (Cost $455,430)				455,430
Total Investments (100.0%) (Cost $3,780,142)				3,780,142
Other Assets and Liabilities—Net (0.0%)				(782)
Net Assets (100%)				3,779,360
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $1,293,451, representing 34.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,780,142)	3,780,142
Investment in Vanguard	89
Receivables for Investment Securities Sold	64
Receivables for Accrued Income	10,185
Receivables for Capital Shares Issued	1,700
Other Assets	1,001
Total Assets	3,793,181
Liabilities
Due to Custodian	250
Payables for Investment Securities Purchased	10,000
Payables for Capital Shares Redeemed	2,228
Payables for Distributions	1,158
Payables to Vanguard	185
Total Liabilities	13,821
Net Assets	3,779,360
At November 30, 2025, net assets consisted of:

Paid-in Capital	3,779,187
Total Distributable Earnings (Loss)	173
Net Assets	3,779,360

Net Assets
Applicable to 3,778,188,803 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,779,360
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	84,009
Total Income	84,009
Expenses
The Vanguard Group—Note B
Investment Advisory Services	908
Management and Administrative	3,467
Marketing and Distribution	235
Custodian Fees	25
Auditing Fees	26
Shareholders’ Reports and Proxy Fees	36
Trustees’ Fees and Expenses	2
Other Expenses	15
Total Expenses	4,714
Expenses Paid Indirectly	(25)
Net Expenses	4,689
Net Investment Income	79,320
Realized Net Gain (Loss) on Investment Securities Sold	37
Net Increase (Decrease) in Net Assets Resulting from Operations	79,357

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,320	103,144
Realized Net Gain (Loss)	37	28
Net Increase (Decrease) in Net Assets Resulting from Operations	79,357	103,172
Distributions
Total Distributions	(79,686)	(102,986)
Capital Share Transactions (at $1.00 per share)
Issued	2,114,365	2,107,820
Issued in Lieu of Cash Distributions	65,156	84,767
Redeemed	(2,109,338)	(2,052,615)
Net Increase (Decrease) from Capital Share Transactions	70,183	139,972
Total Increase (Decrease)	69,854	140,158
Net Assets
Beginning of Period	3,709,506	3,569,348
End of Period	3,779,360	3,709,506

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0215	.0283	.0250	.0073	.0001
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	.0001	(.0002)	—
Total from Investment Operations	.0216	.0283	.0251	.0071	.0001
Distributions
Dividends from Net Investment Income	(.0216)	(.0283)	(.0251)	(.0071)	(.0001)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0000)[2]	—
Total Distributions	(.0216)	(.0283)	(.0251)	(.0071)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.18%	2.86%	2.54%	0.72%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,779	$3,710	$3,569	$4,180	$3,893
Ratio of Total Expenses to Average Net Assets[4]	0.13%[5]	0.16%[5]	0.16%[5]	0.14%[5]	0.06%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.83%	2.50%	0.73%	0.01%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the years ended November 30, 2025, 2024, and 2023, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%, 0.16%, 0.16%, and 0.14%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Municipal Money Market Fund
Notes to Financial Statements
Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $89,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

California Municipal Money Market Fund
At November 30, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,331
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(1,158)
Total	173
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	79,649	102,751
Ordinary Income*	30	84
Long-Term Capital Gains	7	151
Total	79,686	102,986
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,780,142
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $218,365,000 and sales were $18,345,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

California Municipal Money Market Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
American Samoa (0.0%)
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	242
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	233
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	284
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	265
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	356
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	440
[1,2]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
					1,920
California (97.5%)
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2026	185	185
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2028	320	321
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2029	270	270
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	315	316
[3]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	1,530	1,597
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2031	260	260
[4,5]	ABC Unified School District GO	0.000%	8/1/2034	4,600	3,486
	ABC Unified School District GO	3.000%	8/1/2040	3,610	3,235
	Acalanes Union High School District GO	6.350%	8/1/2039	15,000	16,765
	Acalanes Union High School District GO	6.550%	8/1/2039	13,115	14,749
[6]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	750	753
[6]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	1,000	1,003
[6]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,680	1,686
[6]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,640	1,646
[6]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	3,000	3,011
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,000	1,081
[3]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,325	1,301
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	19,135	19,437
[5]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	16,335	11,688
[3]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	2,750	2,759
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	20,580	20,888
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	3,660	3,722
[3]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	265	254
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	13,845	14,039
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,330	1,351
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	5,110	5,177
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,250	1,268
[2]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,149
[2]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2034	1,000	1,165
[2]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,172
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2036	370	312
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2037	4,425	3,621
[2]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2037	1,000	1,162
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2038	6,550	5,185
[2]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2038	1,000	1,149
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2039	6,890	5,302
	Alameda County CA Unified School District GO	4.000%	8/1/2029	350	358
	Alameda County CA Unified School District GO	4.000%	8/1/2030	520	532
	Alameda County CA Unified School District GO	4.000%	8/1/2031	480	491
	Alameda County CA Unified School District GO	4.000%	8/1/2032	710	725
	Alameda County CA Unified School District GO	4.000%	8/1/2033	500	510
[3]	Alameda County CA Unified School District GO	0.000%	8/1/2034	5,000	3,838
[3]	Alameda County CA Unified School District GO	0.000%	8/1/2035	10,000	7,398
	Alameda County CA Unified School District GO	3.000%	8/1/2038	1,000	943
	Alameda County CA Unified School District GO	3.000%	8/1/2042	385	327

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alameda County CA Unified School District GO	5.000%	8/1/2042	5,000	5,127
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,965	2,054
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	2,940	3,057
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,210	1,258
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,060	2,142
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	1,800	1,872
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	2,030	2,111
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	5,250	5,459
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2034	3,500	3,552
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2036	4,295	4,340
	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,135	1,171
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	3,465	3,493
[6]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	1,565	1,614
[3]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	13,250	12,059
[6]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	4,280	4,333
[6]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	4,645	4,685
[3]	Alameda County Oakland Unified School District GO	5.250%	8/1/2043	5,305	5,836
[3]	Alhambra Unified School District GO	0.000%	8/1/2033	1,000	793
[3]	Alhambra Unified School District GO	0.000%	8/1/2036	2,500	1,762
[3]	Alhambra Unified School District GO	0.000%	8/1/2037	11,000	7,343
[3]	Alhambra Unified School District GO	0.000%	8/1/2042	1,000	506
	Alum Rock Union Elementary School District GO	4.000%	8/1/2042	1,000	1,010
[3]	Alvord Unified School District GO	5.000%	8/1/2027	1,300	1,353
[3]	Alvord Unified School District GO	5.000%	8/1/2028	1,375	1,463
[3]	Alvord Unified School District GO	5.000%	8/1/2030	1,950	2,080
[3]	Alvord Unified School District GO	5.000%	8/1/2031	1,750	1,866
[3]	Alvord Unified School District GO	5.000%	8/1/2032	1,405	1,496
[3]	Alvord Unified School District GO	0.000%	8/1/2043	3,595	1,762
[5]	Anaheim CA City School District GO	0.000%	8/1/2026	8,940	8,772
[5]	Anaheim CA City School District GO	0.000%	8/1/2027	11,075	10,555
[3,5]	Anaheim CA City School District GO	0.000%	8/1/2029	4,190	3,769
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,305	1,368
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,000	2,093
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,100	1,241
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,750	1,828
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	505	568
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	250	281
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	425	476
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	500	560
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	375	417
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	525	576
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	900	981
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,300	1,412
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	500	539
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,525	1,633
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	2,034
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,550	1,648
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,128
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,700	1,798
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,201
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2027	1,000	1,039
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2028	1,820	1,922
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2029	1,320	1,420
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	6,070	5,287
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2032	2,070	2,242
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2034	5,500	4,155
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2034	2,000	2,078
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	6,500	6,738
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	15,500	16,034
[6]	Anaheim Union High School District GO	3.000%	8/1/2040	2,585	2,347
[2]	Antelope Valley Community College District GO	5.000%	8/1/2027	465	471
[2]	Antelope Valley Community College District GO	5.000%	8/1/2028	865	899
[2]	Antelope Valley Community College District GO	5.000%	8/1/2029	910	965
	Antelope Valley Community College District GO	0.000%	8/1/2030	1,000	874
[2]	Antelope Valley Community College District GO	5.000%	8/1/2030	955	1,034
	Antelope Valley Community College District GO	0.000%	8/1/2032	2,345	1,917
[2]	Antelope Valley Community College District GO	5.000%	8/1/2032	1,065	1,192
[2]	Antelope Valley Community College District GO	5.000%	8/1/2035	1,235	1,421
[2]	Antelope Valley Community College District GO	5.000%	8/1/2038	1,430	1,628
[2]	Antelope Valley Community College District GO	5.000%	8/1/2041	1,655	1,817

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Antelope Valley Community College District GO	5.000%	8/1/2042	735	796
[2]	Antelope Valley Community College District GO	5.000%	8/1/2043	895	960
[2]	Antelope Valley Community College District GO	5.000%	8/1/2044	750	800
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2038	2,120	2,502
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2039	1,855	2,173
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2040	1,325	1,524
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2041	2,215	2,521
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2042	1,365	1,536
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2043	1,900	2,111
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2044	1,910	2,106
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2045	1,925	2,112
	Arcadia CA Unified School District GO	4.000%	8/1/2046	2,210	2,160
[3]	Azusa Unified School District GO	0.000%	7/1/2027	250	238
[7]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/2033	0.000%	5/1/2042	6,925	5,600
	Baldwin Park Unified School District GO	4.000%	8/1/2028	85	88
	Baldwin Park Unified School District GO	4.000%	8/1/2029	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/2030	100	104
	Baldwin Park Unified School District GO	4.000%	8/1/2031	150	155
	Baldwin Park Unified School District GO	4.000%	8/1/2033	100	103
	Baldwin Park Unified School District GO	3.000%	8/1/2035	200	198
	Baldwin Park Unified School District GO	3.000%	8/1/2036	200	195
	Baldwin Park Unified School District GO	3.000%	8/1/2037	320	306
	Baldwin Park Unified School District GO	3.000%	8/1/2038	335	316
	Baldwin Park Unified School District GO	3.000%	8/1/2039	450	416
	Baldwin Park Unified School District GO	3.000%	8/1/2040	450	403
[3]	Bass Lake Joint Elementary District GO	0.000%	8/1/2039	1,000	600
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	3,000	3,196
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	2,330	2,372
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	3,500	4,006
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	895	910
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	15,000	15,198
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2035	6,470	7,701
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	2,885	2,885
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	6,250	7,352
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,440	3,784
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,705	4,036
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,175	3,427
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,250	2,415
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	2,000	2,139
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	31,250	31,202
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	9,845	9,850
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	60,160	58,427
[8]	Bay Area Toll Authority Highway Revenue VRDO	2.500%	12/1/2025	22,000	22,000
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.090%	4/1/2056	12,500	12,387
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	3.200%	4/1/2056	13,000	12,801
[9]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.040%	4/1/2036	2,000	2,004
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/2027	2,000	2,094
	Beaumont CA Special Tax Revenue	5.000%	9/1/2039	400	426
	Beaumont CA Special Tax Revenue	5.000%	9/1/2044	650	672
[3]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,275	2,568
[3]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,385	1,540
[3]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,750	3,017
[3]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2044	2,000	2,177
[3]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2045	3,910	4,233
[3]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2046	4,320	4,653
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/2042	1,825	939
	Benicia Unified School District GO	3.000%	8/1/2036	2,075	2,025
	Benicia Unified School District GO	4.000%	8/1/2042	1,370	1,393
	Benicia Unified School District GO	4.000%	8/1/2043	1,950	1,965
	Benicia Unified School District GO	4.000%	8/1/2044	1,635	1,637
	Berkeley CA GO	3.000%	9/1/2036	610	602
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	500	446
	Beverly Hills CA Unified School District GO	3.250%	8/1/2042	2,000	1,891

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	2,200	1,838
[5]	Bonsall Unified School District GO	0.000%	8/1/2029	1,085	978
[5]	Bonsall Unified School District GO	0.000%	2/1/2031	575	496
[3]	Bonsall Unified School District GO	0.000%	8/1/2038	1,505	951
[10]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2029	5,365	4,822
[10]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2030	6,710	5,854
[3]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2026	2,000	2,002
[3]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2027	2,365	2,368
[3]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2029	1,240	1,241
[3]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2030	745	746
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/2041	1,290	1,365
	Burlingame School District GO	0.000%	8/1/2028	250	233
	Burlingame School District GO	0.000%	8/1/2029	500	453
	Burlingame School District GO	0.000%	8/1/2030	755	665
	Burlingame School District GO	3.000%	8/1/2036	175	173
	Burlingame School District GO	3.000%	8/1/2037	255	249
	Burlingame School District GO	3.000%	8/1/2038	175	167
	Burlingame School District GO	3.000%	8/1/2039	175	164
	Burlingame School District GO	3.000%	8/1/2040	235	212
	Burlingame School District GO	3.000%	8/1/2041	350	309
	California (Veterans Bond Program) GO	4.550%	12/1/2037	1,000	1,073
	California (Veterans Bond Program) GO	4.750%	12/1/2042	2,250	2,387
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	895	943
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	3,760	4,061
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	2,045	2,163
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	2,045	2,173
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,090	4,349
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,270	4,552
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,355	4,652
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	3,035	3,261
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	30,000	32,857
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	3,000	3,098
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,000	3,149
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,500	1,570
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,415	2,544
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,670	1,772
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	3,000	3,193
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2029	1,265	1,335
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,985	2,121
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	4,015	4,315
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,795	1,926
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	3,000	3,228
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2030	1,200	1,283
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,675	1,824
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2031	1,350	1,455
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,800	1,972
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2032	2,250	2,379
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	120,650	122,434
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	68,870	72,737
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	121,050	127,127
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	111,085	118,814
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	75,490	82,826
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	88,555	94,589
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	91,450	97,916
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	65,740	70,695
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	99,270	108,257
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	119,165	126,584
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	150,195	157,970
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	124,315	137,150
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	86,645	92,234
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	110,250	112,650
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	126,020	133,410
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	91,085	92,744
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	95,655	100,394
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	91,235	99,657
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	119,610	125,658
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	67,660	71,877
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	81,945	89,856
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	87,860	96,393
[1,8]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.650%	12/1/2025	2,375	2,375

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.950%	12/1/2025	11,200	11,200
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2028	1,635	1,705
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2030	1,075	1,120
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2032	875	910
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2033	960	997
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2034	800	829
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2036	1,600	1,650
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2038	1,500	1,539
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	5,540	5,057
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	4,460	2,892
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	1,440	1,454
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	505	510
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2026	225	227
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,400	1,442
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	445	459
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,080	1,113
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	275	283
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	915	959
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	480	504
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	435	457
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	200	210
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,386
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	600	641
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	450	482
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,080	1,168
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	860	930
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	615	665
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,040	1,108
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	450	488
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	225	244
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,165	1,235
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	300	323
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	450	485
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,075	1,157
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	245	262
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	600	642
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,895	2,903
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,190	1,206
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	910	922
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	420	426
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,270	1,267
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	560	565
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	500	504
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,000	989
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,090	1,093
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,105	3,042
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	640	635
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,000	992
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,095	1,087
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,855	1,796
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	700	688
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	800	792
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,435	2,334
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	800	779
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,000	973
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,110	1,080
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,955	3,745
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	825	795
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2041	585	563
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2042	285	273
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	2,985	3,156
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	1,130	1,191
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	595	595

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	1,960	1,994
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	970	970
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	200	201
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2027	2,050	2,118
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	300	320
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	1,175	1,176
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	2,090	2,190
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2029	430	466
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/2029	115	112
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2029	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2029	1,945	2,038
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2030	435	483
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	2,105	2,206
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	260	280
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2031	475	538
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	850	902
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2031	2,280	2,385
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	445	471
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2032	3,170	3,306
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	575	586
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	775	798
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2033	1,220	952
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	625	636
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	905	931
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2034	1,725	1,822
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	1,210	1,256
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	20,000	24,541
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,015	1,064
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	1,335	1,382
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	1,120	1,150
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2036	4,585	3,145
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2036	1,460	1,494
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	530	543
[5]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,959
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	885	922
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	500	502
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	1,450	1,471
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2037	1,765	1,815
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	620	643
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	1,025	1,037
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,955	3,640
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	1,130	1,153
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	18,725	23,472
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/2040	1,000	588
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	16,000	18,752
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	500	516
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,040	1,117
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	7,270	7,058
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,250	1,447
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	5,000	5,744
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	18,000	21,817
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	3,590	3,595
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	3,350	3,354
[1]	California Educational Facilities Authority Revenue TOB VRDO	2.700%	12/1/2025	409	409
[1]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2031	1,250	1,234
[1]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	4,000	3,506
[1]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2034	500	523
[1]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2044	750	736
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2041	6,710	7,458
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2043	1,550	1,687
[1]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	2.820%	12/4/2025	7,035	7,035
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2027	730	749
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2029	625	658
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2030	290	309
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2035	585	617
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2040	1,495	1,549

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2026	530	531
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2027	1,025	1,046
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2028	1,160	1,204
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2029	1,310	1,382
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2030	1,465	1,568
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2032	1,615	1,770
California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2034	1,780	1,974
California GO	3.500%	8/1/2027	16,345	16,621
California GO	5.000%	8/1/2027	6,540	6,823
California GO	4.000%	9/1/2027	5,745	5,908
California GO	5.000%	9/1/2027	3,000	3,136
California GO	5.000%	10/1/2027	8,095	8,480
California GO	5.000%	10/1/2027	1,000	1,048
California GO	5.000%	10/1/2027	19,805	20,746
California GO	5.000%	11/1/2027	5,175	5,432
California GO	5.000%	11/1/2027	25,135	26,384
California GO	5.000%	12/1/2027	12,240	12,875
California GO	5.000%	4/1/2028	7,965	8,448
California GO	5.000%	8/1/2028	15,355	16,007
California GO	5.000%	8/1/2028	5,000	5,346
California GO	5.000%	8/1/2028	10,790	11,537
California GO	4.000%	9/1/2028	7,000	7,072
California GO	4.000%	9/1/2028	5,805	6,062
California GO	5.000%	9/1/2028	4,000	4,285
California GO	5.000%	9/1/2028	15,000	16,070
California GO	5.000%	10/1/2028	1,010	1,084
California GO	5.000%	10/1/2028	15,000	16,102
California GO	5.000%	10/1/2028	6,000	6,441
California GO	5.000%	11/1/2028	20,000	21,512
California GO	5.000%	3/1/2029	13,525	14,643
California GO	5.000%	4/1/2029	5,125	5,559
California GO	5.000%	4/1/2029	8,000	8,678
California GO	5.000%	8/1/2029	12,200	13,334
California GO	5.000%	9/1/2029	4,500	4,927
California GO	5.000%	9/1/2029	15,000	16,424
California GO	5.000%	10/1/2029	7,855	8,424
California GO	5.000%	10/1/2029	5,000	5,485
California GO	5.000%	10/1/2029	17,710	19,428
California GO	5.000%	12/1/2029	3,500	3,854
California GO	5.000%	3/1/2030	1,730	1,913
California GO	5.000%	4/1/2030	6,240	6,912
California GO	5.000%	4/1/2030	4,285	4,747
California GO	5.000%	8/1/2030	9,420	9,820
California GO	5.000%	8/1/2030	20,000	22,320
California GO	5.000%	9/1/2030	5,000	5,590
California GO	5.000%	10/1/2030	3,325	3,645
California GO	4.000%	11/1/2030	14,470	14,842
California GO	5.000%	11/1/2030	11,835	12,413
California GO	5.000%	4/1/2031	8,410	9,511
California GO	5.000%	8/1/2031	4,000	4,552
California GO	5.000%	8/1/2031	10,000	11,379
California GO	5.000%	8/1/2031	1,790	2,037
California GO	5.000%	8/1/2031	15,175	17,268
California GO	5.000%	9/1/2031	8,015	9,134
California GO	5.000%	9/1/2031	9,450	10,770
California GO	5.000%	9/1/2031	3,250	3,704
California GO	4.000%	11/1/2031	15,000	15,377
California GO	5.000%	11/1/2031	1,705	1,787
California GO	5.000%	11/1/2031	3,300	3,696
California GO	5.000%	11/1/2031	4,000	4,481
California GO	5.000%	11/1/2031	4,000	4,573
California GO	5.000%	3/1/2032	1,000	1,104
California GO	5.000%	3/1/2032	1,895	2,178

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/2032	1,980	2,279
	California GO	5.000%	4/1/2032	765	880
	California GO	5.000%	8/1/2032	16,565	19,160
	California GO	5.000%	8/1/2032	13,840	16,009
[3]	California GO	5.250%	8/1/2032	21,200	24,507
	California GO	5.000%	9/1/2032	6,000	6,816
	California GO	5.000%	9/1/2032	2,750	3,185
	California GO	5.000%	9/1/2032	30,680	35,531
	California GO	5.000%	10/1/2032	5,380	6,238
	California GO	4.000%	11/1/2032	12,175	12,443
	California GO	5.000%	11/1/2032	1,860	1,992
	California GO	5.000%	3/1/2033	7,340	8,080
	California GO	5.000%	3/1/2033	1,100	1,283
	California GO	5.000%	4/1/2033	2,615	2,823
	California GO	5.000%	4/1/2033	2,405	2,756
	California GO	5.000%	4/1/2033	1,005	1,085
	California GO	5.000%	8/1/2033	5,000	5,200
	California GO	5.000%	8/1/2033	8,790	10,305
	California GO	5.000%	8/1/2033	13,000	15,240
	California GO	5.000%	8/1/2033	3,925	4,601
	California GO	5.000%	8/1/2033	10,000	11,723
	California GO	5.000%	9/1/2033	7,040	8,115
	California GO	5.000%	9/1/2033	5,000	5,868
	California GO	3.000%	10/1/2033	2,150	2,157
	California GO	4.000%	10/1/2033	1,500	1,598
	California GO	3.000%	11/1/2033	5,000	5,019
	California GO	4.000%	11/1/2033	12,500	12,745
	California GO	5.000%	3/1/2034	2,135	2,345
	California GO	5.000%	3/1/2034	1,270	1,395
	California GO	5.000%	8/1/2034	5,160	5,361
	California GO	5.000%	8/1/2034	7,360	8,747
	California GO	5.000%	8/1/2034	11,840	14,072
	California GO	5.000%	9/1/2034	5,700	6,553
	California GO	3.000%	10/1/2034	1,150	1,144
	California GO	4.000%	10/1/2034	1,400	1,486
	California GO	5.000%	10/1/2034	5,000	5,806
	California GO	4.000%	11/1/2034	10,895	11,086
	California GO	5.000%	11/1/2034	8,070	8,966
	California GO	5.000%	12/1/2034	5,000	5,563
	California GO	5.000%	3/1/2035	23,600	25,913
	California GO	5.000%	3/1/2035	3,030	3,639
	California GO	5.000%	4/1/2035	7,865	8,980
	California GO	5.000%	4/1/2035	19,660	20,962
	California GO	5.000%	8/1/2035	10,000	11,855
	California GO	5.000%	8/1/2035	4,220	5,084
	California GO	5.000%	9/1/2035	13,410	15,386
	California GO	3.000%	10/1/2035	3,185	3,141
	California GO	5.000%	10/1/2035	5,250	6,081
	California GO	4.000%	11/1/2035	2,565	2,690
	California GO	5.000%	11/1/2035	1,000	1,042
	California GO	5.000%	11/1/2035	3,810	3,972
	California GO	5.000%	11/1/2035	4,000	4,436
	California GO	5.000%	12/1/2035	7,220	8,016
	California GO	4.000%	3/1/2036	26,775	27,836
	California GO	4.000%	3/1/2036	1,000	1,080
	California GO	5.000%	3/1/2036	1,750	1,913
	California GO	5.000%	3/1/2036	5,225	6,189
	California GO	5.000%	8/1/2036	7,390	8,647
	California GO	5.000%	8/1/2036	4,415	5,242
	California GO	3.000%	9/1/2036	7,565	7,259
	California GO	5.000%	9/1/2036	4,070	4,637
	California GO	5.000%	9/1/2036	7,655	8,721
	California GO	5.000%	9/1/2036	8,610	9,930
	California GO	5.000%	9/1/2036	15,245	17,716
	California GO	5.000%	9/1/2036	3,120	3,626
	California GO	3.000%	10/1/2036	6,815	6,657
	California GO	4.000%	10/1/2036	5,550	5,720
	California GO	4.000%	10/1/2036	1,435	1,500
	California GO	5.000%	10/1/2036	4,950	5,669
	California GO	5.000%	11/1/2036	4,180	4,350

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	3/1/2037	5,500	5,681
	California GO	4.000%	3/1/2037	1,000	1,067
	California GO	5.000%	8/1/2037	20,000	23,179
	California GO	5.000%	8/1/2037	4,000	4,699
	California GO	5.000%	9/1/2037	15,000	17,149
	California GO	3.000%	10/1/2037	8,250	7,896
	California GO	4.000%	10/1/2037	8,655	8,868
	California GO	4.000%	10/1/2037	6,125	6,354
	California GO	4.000%	10/1/2037	5,000	5,187
	California GO	5.000%	10/1/2037	28,520	31,728
	California GO	4.000%	11/1/2037	5,200	5,378
	California GO	5.000%	11/1/2037	7,000	7,396
	California GO	5.000%	11/1/2037	10,050	10,437
	California GO	5.000%	11/1/2037	12,980	14,677
	California GO	4.000%	3/1/2038	19,120	19,665
	California GO	4.000%	3/1/2038	1,000	1,057
	California GO	5.000%	4/1/2038	1,235	1,313
	California GO	5.000%	9/1/2038	9,300	10,560
	California GO	5.000%	8/1/2039	22,435	25,638
	California GO	5.000%	9/1/2039	7,120	7,931
	California GO	5.000%	9/1/2039	1,035	1,176
	California GO	4.000%	10/1/2039	14,145	14,431
	California GO	5.000%	10/1/2039	3,500	3,928
	California GO	5.000%	11/1/2039	13,090	13,760
	California GO	4.000%	3/1/2040	10,070	10,243
	California GO	3.000%	11/1/2040	2,350	2,131
	California GO	5.000%	9/1/2041	1,000	1,083
	California GO	5.000%	9/1/2041	9,000	10,035
	California GO	4.000%	10/1/2041	17,700	17,954
	California GO	3.000%	11/1/2041	6,375	5,602
	California GO	4.000%	4/1/2042	15	15
	California GO	5.000%	4/1/2042	4,725	4,870
	California GO	4.000%	9/1/2042	4,610	4,670
	California GO	5.000%	9/1/2042	40,035	43,571
	California GO	4.000%	10/1/2042	5,975	6,059
[11]	California GO	5.000%	10/1/2042	29,800	31,177
	California GO	5.000%	10/1/2042	21,485	23,527
	California GO	5.000%	3/1/2043	1,845	2,038
	California GO	4.000%	9/1/2043	7,150	7,193
	California GO	5.000%	9/1/2043	20,000	21,795
	California GO	5.000%	9/1/2043	15,485	16,952
	California GO	5.000%	11/1/2043	7,265	8,001
	California GO	3.000%	12/1/2043	12,890	10,861
	California GO	5.000%	3/1/2044	7,230	7,954
	California GO	4.000%	8/1/2044	10,000	9,986
	California GO	5.000%	8/1/2044	4,500	4,926
	California GO	5.000%	8/1/2044	5,050	5,575
	California GO	5.000%	9/1/2044	15,415	16,815
	California GO	4.350%	12/1/2044	5,450	5,519
	California GO	4.125%	3/1/2045	3,680	3,696
	California GO	5.000%	3/1/2045	4,505	4,906
	California GO	5.000%	8/1/2045	6,000	6,553
	California GO	5.000%	8/1/2045	6,250	6,826
	California GO	2.375%	10/1/2046	2,500	1,792
	California GO, Prere.	5.000%	4/1/2026	860	867
	California GO, Prere.	5.000%	8/1/2027	610	636
	California GO, Prere.	4.000%	3/1/2030	580	618
	California GO, Prere.	5.000%	3/1/2030	290	320
	California GO, Prere.	5.000%	3/1/2030	130	144
	California GO, Prere.	4.000%	11/1/2030	45	48
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2026	2,280	2,286
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	470	475
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,165	3,199
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2026	450	449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,700	2,703
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	5,210	5,219
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	275	285
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	570	589
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,275	3,407
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	340	341

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	4,500	4,504
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,145	1,202
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	1,675	1,678
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	515	541
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,325	3,538
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,840	1,843
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,375	1,399
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	700	752
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	875	918
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	522
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	6,945	7,325
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	540	577
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2029	650	643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2029	1,000	1,062
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	850	934
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	165	173
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	500	530
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,520	1,563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	575	576
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,900	2,067
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2030	210	207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,915	4,021
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,015	2,050
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,000	4,007
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,085	1,195
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	160	180
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,180	1,208
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	500	537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2031	2,085	2,088
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	7,990	8,672
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,095	1,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,200	2,238
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	5,000	5,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,101
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	750	858
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	600	686
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,400	1,465
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	500	543
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	15,000	16,571
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	8,520	9,383
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/2032	1,205	1,221
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	800	910
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	2,765	2,769
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	8,360	9,039
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	370	380
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	500	540
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	225	243
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,170	3,313
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	630	690
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	13,210	14,692
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,105	3,188
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	750	864
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	5,055	5,061
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	2,820	2,820
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,730	2,937
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	620	635
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	11,300	13,486
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,045	5,053
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,310	1,434
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,960	3,088
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	405	423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,580	2,634
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	800	881
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	2,510	2,575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	850	990
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2034	2,730	2,733
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,870	3,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	1,485	1,496
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,890	1,920

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	5,650	5,658
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	1,020	1,086
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	905	964
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,210	1,322
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	615	641
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,065	4,148
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	416
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,500	4,614
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	850	994
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	4,065	4,068
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	4,700	4,832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,565	5,684
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,820	16,862
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	8,245	8,264
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	240	247
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	1,500	1,587
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	3,200	3,263
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	7,515	7,818
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	550	571
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	10,785	11,220
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	750	784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	12,190	13,809
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	3,000	3,073
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	11,460	11,728
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,160	3,356
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	4,115	4,193
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	3,585	3,590
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	1,455	1,404
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	250	257
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,615	4,701
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	5,230	5,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,050	1,087
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	6,745	7,002
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	760	793
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	42,500	47,080
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	12,490	12,721
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	3,110	3,161
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	3,500	3,348
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	4,995	4,778
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	270	277
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	28,320	29,336
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,950	13,415
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	13,205	14,482
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	11,800	11,966
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,750	3,552
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,835	3,633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	4,950	4,973
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	365	373
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	8,060	8,333
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	9,385	9,703
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	3,045	3,249
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,565	6,060
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2039	3,420	2,927
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2039	1,675	1,633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	530	535
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,840	1,843
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	775	790
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	7,375	6,933
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,505	3,794
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2040	800	891
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	11,890	11,922
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	1,300	1,344
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	10,200	10,312
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2040	690	684
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	4,190	4,593
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	21,180	22,992
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	6,000	4,427
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	2,850	3,092
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,000	2,182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,900	8,941

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	13,555	13,225
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	4,960	5,479
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,500	2,563
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,500	8,208
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	1,350	1,437
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2044	2,050	2,198
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2044	1,000	843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	13,515	12,855
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	11,000	11,957
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,500	1,585
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,116
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,435	1,331
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	3,175	3,009
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,000	1,918
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	7,150	8,111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	39,550	40,877
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	20,620	21,342
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	9,300	9,959
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	680	741
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	12,290	13,242
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/2031	8,000	8,914
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	10,325	11,549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	35,630	39,265
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,025	1,167
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2026	4,180	4,225
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2027	4,305	4,478
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2028	4,405	4,688
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/2029	600	610
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/2029	625	638
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/2030	600	614
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/2031	500	515
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/2031	400	414
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	1,385	1,423
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/2032	250	260
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/2033	200	208
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2033	535	553
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	55,592	57,014
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2033	620	642
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2034	260	267
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2034	800	835
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/2034	385	397
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	8/1/2034	500	523
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	2,755	2,742
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	25,486	26,369
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	2/1/2035	1,000	1,045
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	76,642	77,404
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2035	285	291
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2035	650	680
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	69,825	69,371
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	2/1/2036	820	859
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2036	1,000	1,046
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	48,126	46,409
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	16,603	17,160
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	2/1/2037	1,000	1,047
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	8/1/2037	1,000	1,047
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	3,875	3,949
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	4,819	4,204
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/2038	800	815
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,193
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,595	9,727
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	11,390	11,547
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,490	1,508
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	5,028
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	2/1/2043	18,010	18,120
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2044	5,760	5,692
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	8/1/2044	8,300	8,809
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,500	1,501
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	5,000	5,066
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	4,080	4,096
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,890

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,592
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,488
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,003
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2026	560	566
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2027	555	562
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2028	500	508
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2029	600	613
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	3,100	3,296
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2030	500	513
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2030	300	327
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	795	863
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	275	303
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2032	750	810
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	525	565
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	700	782
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2034	350	393
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	1,570	1,675
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	300	334
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2036	850	856
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2036	525	579
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2037	1,720	1,722
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2037	250	273
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2038	1,785	1,767
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2038	300	325
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2040	1,935	1,882
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2040	300	320
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2041	300	318
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2042	300	314
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2043	450	465
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	375	385
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	2,500	2,630
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,245	1,471
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2038	1,445	1,690
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	1,985	2,194
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2044	4,250	4,651
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	3,115	3,384
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2040	4,250	4,546
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2041	3,750	3,964
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2042	2,775	2,898
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	2,485	2,566
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	2,665	2,731
[1]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2046	13,110	13,569
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2027	1,150	1,197
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2028	580	618
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2029	1,710	1,862
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2031	1,555	1,695
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2032	1,800	1,961
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2034	660	716
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2035	1,000	1,082
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2036	2,500	2,692
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2038	1,260	1,348
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2039	2,710	2,889
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/2026	800	811
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2026	860	875
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/2029	985	992
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2032	2,515	2,558
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/2026	1,510	1,543
[1]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/2044	1,330	1,275
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	17,060	16,831
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2030	10,060	11,442
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2031	7,500	8,491
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2036	2,810	2,904
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2036	2,100	2,459
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2037	4,220	4,335

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2037	1,850	2,150
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2038	4,140	4,236
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2041	3,045	3,088
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	49,000	45,458
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	5,000	5,169
[1]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	645	642
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2026	1,975	1,977
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	300	304
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	715	727
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2026	635	650
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	1,170	1,188
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2027	490	490
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2027	2,565	2,647
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	2,030	2,092
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	660	681
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2027	500	515
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2027	680	713
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2028	860	885
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2028	560	560
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	1,170	1,224
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	780	804
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2028	700	752
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2029	500	514
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	2,160	2,225
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	450	471
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2029	500	549
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2029	300	330
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2030	785	807
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2030	745	745
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	585	603
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	225	235
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	525	590
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	300	337
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2031	1,020	1,049
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	2,140	2,203
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	825	861
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2031	650	727
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2032	855	878
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2032	120	123
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	1,190	1,223
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2032	725	808
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2033	1,100	1,127
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2033	120	122
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,070	1,098
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,125	1,168
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2033	720	800
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2034	1,160	1,186
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2034	150	152
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	570	584
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,225	1,269
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2034	785	808
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	1,030	1,024
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2035	160	162
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	3,295	3,369
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	225	233
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2035	645	662
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2036	1,960	1,997
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2036	175	176
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,845	1,883
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,250	1,289
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,000	1,075
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2036	850	867
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2037	1,645	1,672
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2037	170	170
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	1,275	1,311
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	600	642
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2037	375	381
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,000	1,065
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2038	875	886
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	835	887

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	2,230	2,264
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2039	600	608
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2040	540	544
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	2,970	2,802
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/2041	1,810	1,494
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2045	7,980	8,302
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,400	1,451
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,835	1,901
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	1,185	1,252
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	2,275	2,280
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,475	2,493
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,480	1,491
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	2,800	2,851
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	959
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	665	682
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,820	3,855
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,000	1,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,900	1,938
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	775	801
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	250	246
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,365	1,395
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,500	1,514
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	3,500	3,601
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	825	865
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,520	1,553
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	495	506
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	950	971
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2029	1,250	1,265
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	50	53
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	830	883
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,135	1,159
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	890	909
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,600	1,615
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,445	1,559
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,085	1,108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,021
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	1,950	1,973
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	5,115	5,205
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,650	1,795
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	918
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,225	3,279
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,000	2,179
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,150	2,191
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,030	1,049
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	4,250	4,317
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	3,325	3,606
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,575	1,603
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,675	4,746
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,010	1,093
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,260	5,339
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,745	1,771
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	1,670	1,696
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	7,520	7,627
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,800	1,821
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,900	1,922
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	6,000	6,042
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	175	182
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,785	1,809
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	2,700	2,735
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,865	2,884
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	3,145	3,184
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,895	2,918
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,355	3,323
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	4,250	4,262
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	4,920	4,889
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,860	1,735

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	7,430	6,930
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,035	3,047
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,750	1,783
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/2042	995	1,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,360
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2026	630	641
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2028	940	980
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2030	1,435	1,496
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2031	1,380	1,439
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2035	1,475	1,524
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2030	500	547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2031	500	554
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2032	500	560
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2033	550	620
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2034	550	626
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2035	875	1,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2036	755	857
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2037	500	565
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2039	550	619
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2040	575	641
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	971
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	650	683
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2026	270	274
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2027	285	294
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2028	200	209
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2029	210	222
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2030	345	369
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2031	175	179
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2032	240	244
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2033	250	253
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2034	265	267
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2035	270	270
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2036	210	209
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2041	1,915	1,764
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	2,550	2,570
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	570	575
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	400	404
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,925	1,973
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,032
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	500	515
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	1,385	1,459
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,400	2,528
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	400	420
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,500	1,572
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,000	1,056
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,450	1,541
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	500	534
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	8,000	8,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,045	3,192
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	600	651
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,000	3,143
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,820	4,059
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	500	551
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	500	530
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2033	1,345	1,399
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	1,450	1,532
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	1,450	1,505
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,688
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2035	1,450	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,000	2,075

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,265	2,376
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,270	1,271
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,530	2,643
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,605	2,697
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	13,416	11,949
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	1,670	1,711
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	2,300	2,364
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	935	969
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	500	508
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	1,440	1,451
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	3,080	3,223
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	3,130	3,193
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	8,515	8,586
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	36,733	36,823
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	7,052	6,687
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	18,723	17,531
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	550	551
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	8,765	8,790
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	5,195	5,241
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	3,650	3,734
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	4,825	5,161
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,700
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	2,970	2,962
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2026	1,130	1,147
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2028	775	815
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2030	645	702
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	600	619
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	570	634
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2034	500	564
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2036	1,200	1,333
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2038	955	1,049
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2040	525	564
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2044	2,055	1,907
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2030	520	530
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2040	3,035	3,006
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	12,000	12,164
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,498
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,000	994
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,125	1,118
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	2,285	2,288
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	23,585	24,890
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	4,500	4,501
[1]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	2.950%	12/1/2025	22,180	22,180
[1]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.000%	12/1/2025	33,030	33,030
[1,8]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.000%	12/1/2025	16,300	16,300
[1]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.000%	12/1/2025	10,100	10,100
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/2030	395	403
[1]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/2034	425	441
[1]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/2044	650	657
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/2034	1,025	1,086
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/2039	1,500	1,595
[1]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/2044	775	817
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,845	1,844
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/2034	450	455
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/2034	380	386
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2035	500	511
[2]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	635	671
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2039	600	617
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	575	603
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	595	625
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	740	777
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,360	1,421
[2]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	600	620
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/2043	1,265	1,333
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2044	900	922
[2]	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	1,300	1,315
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2033	375	399
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/2034	290	296
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2038	2,055	2,174

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/2039	700	715
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2039	275	288
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/2043	3,465	3,652
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2043	625	661
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	625	640
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	1,000	1,020
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	4,500	4,579
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2026	440	440
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2026	1,700	1,718
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,245	1,250
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	440	446
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2027	2,360	2,387
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	450	461
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2028	1,450	1,474
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	500	517
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,245	1,330
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	490	512
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,325	1,441
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	520	549
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,900	2,097
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,000	2,228
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,000	2,238
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,875	2,106
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	2,525	2,832
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	1,215	1,377
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	2,500	2,644
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	1,640	1,723
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2037	645	649
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	2,320	2,418
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,660	1,817
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,400	2,482
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2040	2,500	2,563
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2043	12,000	12,087
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	2,795	2,565
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/2031	2,055	2,026
[1,8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.500%	12/1/2025	63,440	63,440
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/1/2025	10,500	10,500
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	375	389
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	3,300	3,342
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	6,630	6,507
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2045	6,445	6,719
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	8,435	2,527
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2026	715	718
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2026	405	406
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	255	255
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	530	530
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	1,115	1,115
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	770	772
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	280	280
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	1,155	1,156
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2029	625	633
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	300	300
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	1,230	1,231
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2030	300	304
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2030	835	842
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	300	300
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	350	350
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2031	3,480	3,452
[1]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/2031	1,210	1,093
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	450	450
[1]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/2032	2,480	2,519
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2032	920	927
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2032	1,280	1,321
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2033	485	489
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2034	725	749
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2034	1,000	1,019
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2034	510	513
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2035	1,000	1,000
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2036	405	397
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2036	1,075	1,075

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	2,325	2,276
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2039	800	860
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,535
[1]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2041	530	488
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2042	4,250	4,188
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2042	875	878
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2044	1,000	944
[1]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/2026	295	290
[1]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2026	430	434
[1]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2027	320	328
[1]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2028	355	369
[1]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2035	1,000	1,001
[1]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2038	2,000	2,043
[1]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/2031	2,055	1,837
[1]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/2041	1,655	1,316
[1]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2026	380	382
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	105	106
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2026	330	332
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	110	113
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	280	287
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	315	328
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	310	323
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	330	348
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	240	253
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2030	200	214
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,030
[1]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	3,500	3,322
[1]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/2030	295	282
[1]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2040	3,000	3,010
[1]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2031	260	143
[1]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2041	775	426
[1]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	125	69
[1]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2061	300	165
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2026	160	161
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2027	230	235
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2028	215	222
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2029	260	271
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2030	570	599
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2033	930	978
[1]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	1,000	1,001
[1]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2041	1,730	1,553
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2027	6,435	6,670
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2027	5,000	5,193
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	4,000	4,172
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	13,000	13,600
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	5,600	6,044
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	12,750	13,916
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	11,515	12,039
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/2032	1,025	1,020
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/2033	300	293
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	5,000	5,320
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	6,560	7,309
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,750	2,006
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2039	3,555	3,647
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	1,250	1,406
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	720	727
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,000	1,103
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	4,500	4,506

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,093
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	1,160	1,152
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,675	1,814
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,750	4,042
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	3,020	2,953
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	1,420	1,373
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2027	2,635	2,725
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2028	4,000	4,135
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2029	5,235	5,411
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2030	2,435	2,516
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2032	2,000	2,066
California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2034	2,575	2,654
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2027	3,350	3,472
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	5,000	5,257
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,850	1,992
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2029	3,695	3,920
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	2,615	2,870
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,175	1,338
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	3,805	4,059
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	5,845	6,678
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	2,250	2,607
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/2032	4,520	4,721
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	3,965	4,218
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	1,945	2,259
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	3,250	3,811
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2033	3,815	3,427
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	2,055	2,415
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,750	3,262
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2034	4,025	3,556
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	2,090	2,484
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	175	186
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	500	522
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	4,095	4,884
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,130	2,509
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2035	1,515	1,814
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2036	625	647
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	5,085	6,012
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	900	938
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	3,705	4,328
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	8,000	9,263
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	975	1,145
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,500	1,691
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2038	1,125	1,157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,000	1,149
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2039	1,000	1,018
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,500	1,533
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,000	1,141
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2040	750	759
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	4,500	4,568
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2040	2,175	2,226
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	3,000	3,436
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2041	3,860	3,894
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2041	2,605	2,640
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	4,730	5,354
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2042	5,000	5,598
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	6,790	7,482
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	5,000	5,148
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	4,000	4,429
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	4,190	4,571
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2044	1,735	1,705
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,470	1,586
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,000	3,287
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	3,915	4,250
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	2,270	2,474
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	5,990	6,461
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,000	972
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	4,325	4,682
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	840	879
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	745	780
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	1,120	1,168

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2033	1,135	1,282
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	2,945	3,314
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	11,110	11,738
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	3,000	3,129
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	3,355	3,473
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2037	5,465	5,657
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	2,470	2,540
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	4,000	4,369
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	8,330	8,096
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,685	1,774
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/2036	4,430	4,621
California State University College & University Revenue	5.000%	11/1/2033	6,270	6,488
California State University College & University Revenue	5.000%	11/1/2033	7,880	9,444
California State University College & University Revenue	4.000%	11/1/2034	665	715
California State University College & University Revenue	5.000%	11/1/2034	5,000	5,169
California State University College & University Revenue	5.000%	11/1/2034	8,560	9,181
California State University College & University Revenue	4.000%	11/1/2035	580	617
California State University College & University Revenue	5.000%	11/1/2035	8,000	8,259
California State University College & University Revenue	5.000%	11/1/2035	5,000	5,348
California State University College & University Revenue	5.000%	11/1/2035	5,000	6,105
California State University College & University Revenue	3.125%	11/1/2036	60	59
California State University College & University Revenue	5.000%	11/1/2036	1,435	1,479
California State University College & University Revenue	5.000%	11/1/2036	10,555	11,254
California State University College & University Revenue	5.000%	11/1/2036	3,500	4,221
California State University College & University Revenue	5.000%	11/1/2037	3,895	4,009
California State University College & University Revenue	5.000%	11/1/2037	10,465	11,108
California State University College & University Revenue	5.000%	11/1/2037	7,070	8,415
California State University College & University Revenue	5.000%	11/1/2038	5,495	5,809
California State University College & University Revenue	5.000%	11/1/2038	15,650	18,400
California State University College & University Revenue	5.000%	11/1/2039	1,725	1,849
California State University College & University Revenue	5.000%	11/1/2039	13,140	15,330
California State University College & University Revenue	3.000%	11/1/2040	1,720	1,551
California State University College & University Revenue	5.000%	11/1/2040	5,040	5,814
California State University College & University Revenue	5.000%	11/1/2041	8,405	8,454
California State University College & University Revenue	5.000%	11/1/2041	1,285	1,434
California State University College & University Revenue	5.000%	11/1/2041	5,520	6,297
California State University College & University Revenue	5.000%	11/1/2042	8,250	8,421
California State University College & University Revenue	5.000%	11/1/2042	1,000	1,105
California State University College & University Revenue	5.000%	11/1/2042	5,085	5,734
California State University College & University Revenue	5.000%	11/1/2043	1,000	1,094
California State University College & University Revenue	5.000%	11/1/2043	9,795	10,913
California State University College & University Revenue	5.000%	11/1/2044	1,250	1,352
California State University College & University Revenue	5.000%	11/1/2044	20,695	22,727
California State University College & University Revenue	5.000%	11/1/2045	13,565	14,830
California State University College & University Revenue	5.000%	11/1/2046	11,650	12,661
California State University College & University Revenue PUT	1.600%	11/1/2026	28,940	28,565
California State University College & University Revenue PUT	3.125%	11/1/2026	5,000	5,002
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2034	8,905	8,925
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	1,000	995
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2036	9,520	9,375
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	2,795	2,688
California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2038	12,300	11,608
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	3,915	3,842
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2027	1,500	1,541
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2028	1,550	1,593
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	900	925
California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/2028	8,000	7,619
California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	13,015	12,174
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	1,795	1,804
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	515	518
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	350	352
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	910	916
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	400	402
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	175	177
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	1,395	1,410
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,925	1,976
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	605	620
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	160	163
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,455	1,497
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	670	684

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	205	213
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,415	1,454
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,044
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	3,400	3,430
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,470	1,527
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	420	429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,515	1,590
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	440
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2028	1,000	1,039
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	100	106
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,200	1,244
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	780	834
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	3,290	3,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,640	3,793
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,275	3,286
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	470	480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,240	1,326
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	725	761
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,000	1,054
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,425	1,477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	600	607
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,017
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	12,600	12,634
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,685	1,770
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	6,380	6,400
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,615	2,726
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	660	718
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	450	479
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	1,900	2,031
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	275	293
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,750	1,815
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,000	27,698
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,008
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,460	1,534
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,120	2,211
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,225	1,332
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	450	485
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,345	1,394
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2031	2,750	2,870
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	870	879
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	525	529
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,450	1,522
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	7,115	7,133
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,360	2,458
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	255	257
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,220	2,404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,000	1,075
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	2,270	2,446
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,725	1,786
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	25,000	28,577
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,085	2,184
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,150	1,196
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,850	3,072
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	1,475	1,579
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,075	2,145
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/2034	875	876
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,005	1,043
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	350	352
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,550	2,738
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	715	762
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2034	1,500	1,504
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	830	867
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	4,545	4,555
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,950	3,059
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	1,545	1,567
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	900	953
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,225	3,321
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	30,000	35,097
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	2,025	2,079
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,590	1,600

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	700	736
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,360	1,397
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	200	188
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	650	651
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,030	1,075
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,000	1,036
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,480	1,358
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,050	2,085
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,097
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	2,945	3,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	5,500	5,445
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,530	1,578
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	3,495	3,518
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	4,250	4,155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,100	1,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,520	1,461
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,160	1,180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	550	555
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	1,000	1,045
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/2043	4,400	4,409
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,150	1,153
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,850	3,097
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	2,325	2,197
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/2047	1,000	1,027
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2026	325	329
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2036	590	618
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2037	500	523
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2038	710	740
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2026	550	554
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2027	150	155
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2028	850	898
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2030	495	547
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2031	645	713
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2032	680	750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2033	715	786
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2034	1,400	1,531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2036	500	542
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2037	350	377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2038	400	429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	22,505	22,820
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	13,285	14,469
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	8,635	9,404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	4,985	5,429
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,410	6,981
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	2/15/2026	700	701
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	2,645	2,658
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	4,040	4,060
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	4,000	4,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	4,795	4,819
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/2026	1,000	1,005
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,575	11,087
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,775	11,296
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/2033	1,940	1,946
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.500%	9/2/2034	2,450	2,556
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.750%	9/2/2040	1,300	1,349
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/2043	5,830	5,935

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2034	1,795	1,925
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,915	2,037
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2044	3,235	3,335
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2026	3,410	3,439
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	2,015	2,033
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	5,000	5,044
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,000	2,095
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,100	2,118
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	714
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,475	2,496
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	3,375	3,402
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	3,000	3,107
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	2,750	2,771
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,000	1,007
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2036	3,000	3,075
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	3,000	3,061
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2038	3,000	3,045
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	1,515	1,543
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,970	5,108
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,425	7,632
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,385	5,535
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2042	2,590	2,517
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,730	1,794
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	675	699
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	3,113
[1]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	2.950%	12/1/2025	41,875	41,875
[1]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	2.950%	12/1/2025	48,705	48,705
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2028	1,420	1,434
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2036	845	853
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2039	1,200	1,297
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2044	2,500	2,573
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2028	1,900	1,926
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2029	1,795	1,837
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2031	1,140	1,140
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/2032	1,855	1,879
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/2033	1,315	1,347
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,000	1,047
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/2042	1,495	1,529
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/2043	1,500	1,540
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2034	500	503
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/2034	1,180	1,222
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2034	345	375
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/2034	1,645	1,705
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/2038	500	527
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2039	745	794
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2043	1,000	1,036
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	1,225	1,263
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	2,180	2,247
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	500	514
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	5,000	5,057
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,125	2,163
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	2,500	2,545
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	4,095	4,168
	Campbell Union School District GO	0.000%	8/1/2037	4,095	2,749
	Campbell Union School District GO	0.000%	8/1/2038	4,700	3,008
[5]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/2030	9,215	7,896
	Carlsbad Unified School District GO	4.000%	5/1/2030	5,220	5,321
	Carlsbad Unified School District GO	6.125%	8/1/2031	145	168
	Carlsbad Unified School District GO	4.000%	5/1/2033	720	733

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carlsbad Unified School District GO	3.000%	8/1/2033	300	301
	Carlsbad Unified School District GO	4.000%	5/1/2034	685	696
	Carlsbad Unified School District GO	3.000%	8/1/2034	500	498
	Carlsbad Unified School District GO	3.000%	8/1/2035	1,100	1,096
	Carlsbad Unified School District GO	3.000%	8/1/2035	500	495
	Carlsbad Unified School District GO	3.000%	8/1/2036	1,180	1,166
	Carlsbad Unified School District GO	3.000%	8/1/2036	500	491
	Carlsbad Unified School District GO	3.000%	8/1/2038	1,415	1,348
	Carlsbad Unified School District GO	3.000%	8/1/2039	1,545	1,445
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2027	225	234
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2028	255	273
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2029	250	274
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2030	300	337
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/2031	300	337
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2041	1,000	1,115
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2042	3,815	4,195
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2043	1,750	1,900
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2044	925	996
	Castro Valley Unified School District GO	4.000%	8/1/2033	750	765
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	125	126
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2026	300	302
	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2026	580	588
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	390	399
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	300	307
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	105	109
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	250	259
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2028	900	955
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	420	440
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	250	262
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	318
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2030	710	785
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	375	399
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	300	320
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2031	255	288
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2032	975	1,036
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	910	1,040
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	270	309
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2033	2,720	2,882
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2033	285	331
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2034	1,250	1,321
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2034	600	702
[6]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2035	405	425
[6]	Center Joint Unified School District GO	4.000%	8/1/2034	210	218
[6]	Center Joint Unified School District GO	3.000%	8/1/2035	950	936
[6]	Center Joint Unified School District GO	3.000%	8/1/2036	535	515
[6]	Center Joint Unified School District GO	3.000%	8/1/2038	1,310	1,224
[6]	Center Joint Unified School District GO	3.000%	8/1/2040	600	543
[3]	Centinela Valley Union High School District GO	0.000%	8/1/2027	670	640
[3]	Centinela Valley Union High School District GO	0.000%	8/1/2028	685	636

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Centinela Valley Union High School District GO	3.000%	8/1/2036	3,205	3,090
	Central Unified School District GO	0.000%	8/1/2033	500	388
	Central Unified School District GO	0.000%	8/1/2034	300	224
	Central Unified School District GO	0.000%	8/1/2035	300	214
	Central Unified School District GO	0.000%	8/1/2036	235	160
	Central Unified School District GO	0.000%	8/1/2037	500	323
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	92,130	102,235
	Cerritos Community College District GO	4.000%	8/1/2043	1,440	1,456
	Chabot-Las Positas Community College District GO	3.000%	8/1/2033	1,000	1,011
	Chabot-Las Positas Community College District GO	3.000%	8/1/2035	1,580	1,576
	Chabot-Las Positas Community College District GO	3.000%	8/1/2037	2,800	2,732
	Chabot-Las Positas Community College District GO	3.000%	8/1/2038	3,000	2,858
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	2,120	2,319
	Chaffey Joint Union High School District GO	0.000%	2/1/2027	370	357
	Chaffey Joint Union High School District GO	0.000%	8/1/2028	530	491
	Chaffey Joint Union High School District GO	0.000%	8/1/2029	515	463
	Chaffey Joint Union High School District GO	0.000%	2/1/2030	885	780
	Chaffey Joint Union High School District GO	0.000%	8/1/2030	450	393
	Chaffey Joint Union High School District GO	0.000%	8/1/2031	455	385
	Chaffey Joint Union High School District GO	0.000%	8/1/2032	525	428
	Chaffey Joint Union High School District GO	0.000%	2/1/2033	1,000	794
	Chaffey Joint Union High School District GO	0.000%	8/1/2033	700	548
	Chaffey Joint Union High School District GO	0.000%	8/1/2034	890	668
	Chaffey Joint Union High School District GO	0.000%	2/1/2035	605	443
	Chaffey Joint Union High School District GO	0.000%	8/1/2035	1,090	748
	Chaffey Joint Union High School District GO	0.000%	2/1/2037	1,000	665
	Chaffey Joint Union High School District GO	0.000%	2/1/2038	710	449
	Chaffey Joint Union High School District GO	0.000%	8/1/2042	2,000	959
	Chaffey Joint Union High School District GO	0.000%	8/1/2043	1,785	806
	Chico CA Sewer Revenue	5.000%	12/1/2026	415	426
	Chico Unified School District GO	4.000%	8/1/2028	300	313
	Chico Unified School District GO	3.000%	8/1/2038	900	848
	Chico Unified School District GO	3.000%	8/1/2039	765	708
	Chico Unified School District GO	3.000%	8/1/2040	1,500	1,344
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2029	285	290
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	650	711
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,530	1,549
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2039	835	898
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2044	795	820
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2045	1,500	1,399
[6]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,195	1,197
[6]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/2029	500	448
	Chino Valley Unified School District GO	0.000%	8/1/2030	600	521
	Chino Valley Unified School District GO	0.000%	8/1/2032	935	756
	Chino Valley Unified School District GO	0.000%	8/1/2033	700	546
	Chino Valley Unified School District GO	0.000%	8/1/2034	580	435
	Chino Valley Unified School District GO	0.000%	8/1/2035	1,400	986
	Chino Valley Unified School District GO	0.000%	8/1/2035	550	394
	Chino Valley Unified School District GO	0.000%	8/1/2036	670	456
	Chino Valley Unified School District GO	0.000%	8/1/2037	1,000	633
	Chino Valley Unified School District GO	0.000%	8/1/2037	800	517
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,350	811
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,000	613
	Chino Valley Unified School District GO	0.000%	8/1/2039	2,000	1,160
	Chino Valley Unified School District GO	4.000%	8/1/2045	6,075	6,027
	Chula Vista Elementary School District GO	2.000%	8/1/2026	2,030	2,016
	Chula Vista Elementary School District GO	2.000%	8/1/2027	5,315	5,229
	Chula Vista Elementary School District GO	4.000%	8/1/2041	4,000	4,074
	Chula Vista Elementary School District GO	4.000%	8/1/2042	3,500	3,535
	Chula Vista Elementary School District GO	4.000%	8/1/2043	6,415	6,432
	Chula Vista Elementary School District GO	4.000%	8/1/2044	1,000	995
	Citrus Community College District GO	0.000%	6/1/2034	3,000	2,318
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2027	1,090	1,136
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2031	1,380	1,440
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2033	1,780	1,854
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2034	1,000	1,041
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2035	1,000	1,039
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2036	2,170	2,253
[6]	Clovis CA Sewer Revenue	5.000%	8/1/2037	1,265	1,312

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Clovis Unified School District GO	0.000%	8/1/2026	450	442
[5]	Clovis Unified School District GO	0.000%	8/1/2027	2,000	1,913
[5]	Clovis Unified School District GO	0.000%	8/1/2028	6,705	6,239
[5]	Clovis Unified School District GO	0.000%	8/1/2029	1,115	1,009
[5]	Clovis Unified School District GO	0.000%	8/1/2030	12,330	10,856
	Clovis Unified School District GO	0.000%	8/1/2032	4,185	3,360
	Clovis Unified School District GO	0.000%	8/1/2033	2,700	2,080
	Clovis Unified School District GO	0.000%	8/1/2034	2,015	1,488
	Clovis Unified School District GO	0.000%	8/1/2035	2,780	1,967
	Clovis Unified School District GO	5.250%	8/1/2040	650	709
	Clovis Unified School District GO	5.000%	8/1/2041	1,575	1,758
	Clovis Unified School District GO	5.000%	8/1/2042	1,700	1,880
	Clovis Unified School District GO	5.000%	8/1/2043	2,500	2,734
	Clovis Unified School District GO	5.000%	8/1/2044	3,250	3,532
	Clovis Unified School District GO	5.000%	8/1/2045	3,500	3,787
	Clovis Unified School District GO	5.000%	8/1/2046	3,750	4,043
[3]	Coachella Valley CA Unified School District GO	0.000%	8/1/2034	2,245	1,716
[3]	Coachella Valley CA Unified School District GO	0.000%	8/1/2039	3,405	2,030
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2038	1,505	1,554
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2039	1,595	1,641
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2040	1,150	1,174
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2041	1,700	1,723
	Coast Community College District GO	3.000%	8/1/2038	3,995	3,776
[3]	Coast Unified School District GO	0.000%	8/1/2028	1,000	903
[3]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/2040	3,110	1,757
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/2044	1,100	1,195
[6]	Colton Joint Unified School District GO	0.000%	8/1/2032	625	508
[6]	Colton Joint Unified School District GO	0.000%	8/1/2034	650	489
[6]	Colton Joint Unified School District GO	0.000%	8/1/2035	325	234
[6]	Colton Joint Unified School District GO	0.000%	8/1/2036	500	343
[6]	Colton Joint Unified School District GO	0.000%	8/1/2037	500	326
[6]	Colton Joint Unified School District GO	0.000%	8/1/2038	600	372
[6]	Colton Joint Unified School District GO	0.000%	8/1/2039	550	323
[6]	Colton Joint Unified School District GO	5.000%	8/1/2042	2,000	2,223
[6]	Colton Joint Unified School District GO	5.000%	8/1/2043	2,000	2,201
[6]	Colton Joint Unified School District GO	0.000%	8/1/2044	750	322
[3]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,595	1,618
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2026	475	480
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2027	555	574
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2028	335	347
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2029	275	285
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2031	270	280
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2032	530	548
[6]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/2033	250	253
[6]	Compton CA Unified School District GO	4.000%	6/1/2030	2,200	2,245
[6]	Compton CA Unified School District GO	4.000%	6/1/2031	2,065	2,107
[6]	Compton CA Unified School District GO	4.000%	6/1/2032	1,995	2,034
[6]	Compton CA Unified School District GO	0.000%	6/1/2033	1,010	773
[3]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,790	2,900
[3]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2028	2,395	2,545
	Conejo Valley Unified School District GO	3.000%	8/1/2036	5,000	4,969
	Contra Costa Community College District GO	3.000%	8/1/2037	1,370	1,310
	Contra Costa Community College District GO	3.000%	8/1/2038	1,100	1,029
	Contra Costa Community College District GO	5.000%	8/1/2038	3,000	3,397
	Contra Costa Community College District GO	3.000%	8/1/2039	1,000	922
	Contra Costa Community College District GO	5.000%	8/1/2039	3,350	3,776
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2039	3,265	3,378
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2041	1,795	1,823
	Contra Costa Water District Water Revenue	5.000%	10/1/2039	415	475
	Contra Costa Water District Water Revenue	5.000%	10/1/2040	700	795
	Contra Costa Water District Water Revenue	5.000%	10/1/2041	1,365	1,534
	Contra Costa Water District Water Revenue	5.000%	10/1/2043	750	826
[3]	Corona-Norco Unified School District GO	0.000%	8/1/2026	1,530	1,503
[3]	Corona-Norco Unified School District GO	0.000%	8/1/2027	1,500	1,433
[3]	Corona-Norco Unified School District GO	0.000%	8/1/2028	1,290	1,198
	Corona-Norco Unified School District GO	4.000%	8/1/2035	500	512
	Corona-Norco Unified School District GO	3.000%	8/1/2044	5,750	4,693
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/2041	1,800	1,666
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	5,000	4,074
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	19,685	16,687

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	6,950	5,879
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	16,910	13,464
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	9,450	8,037
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	2,200	1,861
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	5,000	3,600
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	5,525	3,809
	Cupertino CA COP	4.000%	6/1/2028	700	727
	Cupertino CA COP	4.000%	6/1/2030	865	926
	Cypress School District GO	0.000%	8/1/2029	1,845	1,675
[6]	Davis Joint Unified School District GO	3.000%	8/1/2032	4,240	4,254
[6]	Davis Joint Unified School District GO	3.000%	8/1/2033	4,260	4,264
[6]	Davis Joint Unified School District GO	3.000%	8/1/2035	3,660	3,607
[6]	Davis Joint Unified School District GO	3.000%	8/1/2037	1,000	943
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/2026	1,475	1,475
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/2039	1,030	1,009
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/2042	5,500	5,762
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/2045	215	215
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	770	774
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,310	1,299
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	4,380	4,597
	Desert Community College District GO	4.000%	8/1/2043	2,000	2,009
	Desert Community College District GO	4.000%	8/1/2044	3,440	3,426
	Desert Community College District GO	4.000%	8/1/2045	5,635	5,568
	Desert Sands Unified School District GO	5.000%	8/1/2035	1,000	1,041
	Desert Sands Unified School District GO	4.000%	8/1/2044	1,205	1,200
[3]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,325	1,492
[3]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,485	1,696
[3]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,560	1,802
	Dixon CA Special Tax Revenue	4.000%	9/1/2026	170	171
	Dixon CA Special Tax Revenue	4.000%	9/1/2027	175	177
	Dixon CA Special Tax Revenue	4.000%	9/1/2028	205	208
	Dixon CA Special Tax Revenue	4.000%	9/1/2029	130	132
	Dixon CA Special Tax Revenue	4.000%	9/1/2030	125	128
	Dixon CA Special Tax Revenue	4.000%	9/1/2033	425	432
	Dixon CA Special Tax Revenue	4.000%	9/1/2036	200	201
	Dixon CA Special Tax Revenue	4.000%	9/1/2040	400	387
[6]	Dixon Unified School District GO	3.000%	8/1/2043	1,000	850
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,690	1,176
	Dublin CA Special Tax Revenue	3.000%	9/1/2026	300	299
	Dublin CA Special Tax Revenue	4.000%	9/1/2028	240	244
	Dublin CA Special Tax Revenue	4.000%	9/1/2030	305	314
	Dublin CA Special Tax Revenue	4.000%	9/1/2031	135	139
	Dublin CA Special Tax Revenue	3.000%	9/1/2033	595	542
	Dublin CA Special Tax Revenue	2.375%	9/1/2035	590	495
	Dublin CA Special Tax Revenue	2.375%	9/1/2036	735	603
	Dublin CA Special Tax Revenue	2.375%	9/1/2037	785	630
	Dublin Unified School District GO	3.000%	8/1/2041	1,150	1,015
	Dublin Unified School District GO	4.000%	8/1/2046	1,000	986
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2031	1,000	1,047
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2033	1,300	1,358
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2034	900	938
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2035	670	698
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2036	1,505	1,564
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2037	1,100	1,141
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	4,600	5,589
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	3,900	4,697
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	4,000	4,552
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,750	2,043
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,750	1,997
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,725	1,969
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	1,100	1,239
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	2,500	2,816
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,000	1,117
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,350	1,508

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	850	942
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,108
[1]	East Bay Municipal Utility District Water System Water Revenue TOB VRDO	2.700%	12/1/2025	855	855
[3]	East Side Union High School District GO	0.000%	8/1/2027	300	286
	East Side Union High School District GO	2.000%	8/1/2028	7,260	7,084
	East Side Union High School District GO	2.000%	8/1/2029	7,880	7,588
[3]	East Side Union High School District GO	3.000%	8/1/2029	3,300	3,319
[3]	East Side Union High School District GO	3.000%	8/1/2030	7,255	7,300
[3]	East Side Union High School District GO	3.000%	8/1/2031	7,945	7,993
[3]	East Side Union High School District GO	3.000%	8/1/2032	3,000	3,015
[3]	East Side Union High School District GO	3.000%	8/1/2036	4,000	3,947
	El Camino Community College District Foundation GO	0.000%	8/1/2032	10,000	8,366
	El Camino Community College District Foundation GO	0.000%	8/1/2033	3,500	2,829
	El Camino Community College District Foundation GO	0.000%	8/1/2034	2,000	1,563
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,000	1,032
	El Camino Community College District Foundation GO	4.000%	8/1/2042	1,025	1,045
	El Camino Community College District Foundation GO	4.000%	8/1/2043	2,750	2,774
[5]	El Camino Healthcare District GO	0.000%	8/1/2029	2,860	2,580
[5]	El Camino Healthcare District GO	0.000%	8/1/2030	3,740	3,278
[5]	El Camino Healthcare District GO	0.000%	8/1/2031	4,410	3,748
	El Camino Healthcare District GO	4.000%	8/1/2033	3,045	3,070
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2028	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2031	690	690
	El Dorado Irrigation District COP	5.000%	3/1/2043	1,000	1,084
	El Dorado Irrigation District COP	5.000%	3/1/2044	1,000	1,078
	El Dorado Irrigation District COP	4.000%	3/1/2046	7,600	7,349
[3]	El Dorado Union High School District GO	5.000%	8/1/2034	2,195	2,278
[3]	El Dorado Union High School District GO	5.000%	8/1/2035	2,280	2,363
[3]	El Monte City CA School District GO	0.000%	8/1/2032	1,000	818
	El Monte Union High School District GO	4.000%	6/1/2031	100	102
	El Monte Union High School District GO	4.000%	6/1/2032	185	189
	El Monte Union High School District GO	4.000%	6/1/2033	285	290
	El Monte Union High School District GO	4.000%	6/1/2034	345	351
[6]	El Rancho Unified School District GO	5.500%	8/1/2026	435	443
[6]	El Rancho Unified School District GO	5.000%	8/1/2027	110	115
[6]	El Rancho Unified School District GO	5.500%	8/1/2027	375	394
[6]	El Rancho Unified School District GO	5.500%	8/1/2028	375	405
[10]	El Rancho Unified School District GO	0.000%	8/1/2030	475	411
[6]	El Rancho Unified School District GO	5.500%	8/1/2036	350	419
[6]	El Rancho Unified School District GO	5.500%	8/1/2036	525	628
[6]	El Rancho Unified School District GO	5.500%	8/1/2037	320	380
[6]	El Rancho Unified School District GO	5.500%	8/1/2038	225	266
[6]	El Rancho Unified School District GO	5.500%	8/1/2039	300	352
[6]	El Rancho Unified School District GO	5.500%	8/1/2040	625	726
[6]	El Rancho Unified School District GO	5.500%	8/1/2041	600	691
[6]	El Rancho Unified School District GO	5.500%	8/1/2042	1,000	1,142
[6]	El Rancho Unified School District GO	5.500%	8/1/2043	750	850
	El Segundo Unified School District GO	3.000%	8/1/2043	1,000	836
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2033	1,325	1,327
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,195	1,348
[3]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2043	650	713
[6]	Elk Grove Unified School District COP	3.000%	2/1/2037	700	674
	Elk Grove Unified School District GO	2.000%	8/1/2037	4,335	3,550
	Elk Grove Unified School District GO	2.000%	8/1/2038	5,055	4,010
	Elk Grove Unified School District GO	2.000%	8/1/2039	4,000	3,099
	Elk Grove Unified School District GO	2.000%	8/1/2040	3,735	2,794
	Elk Grove Unified School District GO	4.000%	8/1/2042	9,370	9,438
	Elk Grove Unified School District GO	4.000%	8/1/2043	2,765	2,770
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2037	1,325	1,352
[3]	Escondido Union High School District GO	0.000%	8/1/2026	2,740	2,693
[3]	Escondido Union High School District GO	0.000%	8/1/2031	4,280	3,664
[3]	Evergreen School District GO	0.000%	8/1/2026	2,200	2,161
	Evergreen School District GO	4.000%	8/1/2035	335	344
[3]	Fairfield CA COP	0.000%	4/1/2033	3,345	2,664
[3]	Fairfield CA COP	0.000%	4/1/2034	940	720
[3]	Fairfield CA COP	0.000%	4/1/2036	3,835	2,698
[3]	Fairfield CA COP	0.000%	4/1/2038	3,845	2,452
	Fairfield CA Water Revenue	5.000%	4/1/2042	4,845	4,919
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,090	1,094
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2040	285	275

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2041	1,145	1,076
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/2029	12,000	11,036
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2034	5,195	4,574
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2035	5,500	4,750
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2036	5,770	4,868
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2037	6,095	5,023
[1,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	2.950%	12/1/2025	17,200	17,200
[1,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	2.950%	12/1/2025	18,680	18,680
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/2034	7,070	6,571
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	13,875	11,992
[3]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2033	1,205	956
	Folsom Cordova Unified School District School Facilities Improvement District No. 5 GO	4.000%	10/1/2043	3,000	2,966
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2027	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2027	485	496
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2028	150	153
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2029	170	175
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2030	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2031	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2032	100	103
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2032	1,820	1,869
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2034	115	117
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	715	757
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	400	426
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2044	750	767
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	500	503
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/2026	1,725	1,732
	Fontana CA Special Tax Revenue	4.000%	9/1/2027	265	268
	Fontana CA Special Tax Revenue	5.000%	9/1/2027	1,810	1,818
	Fontana CA Special Tax Revenue	4.000%	9/1/2028	270	275
	Fontana CA Special Tax Revenue	5.000%	9/1/2028	1,900	1,908
	Fontana CA Special Tax Revenue	4.000%	9/1/2029	270	276
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	280	288
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	140	144
	Fontana CA Special Tax Revenue	5.000%	9/1/2030	155	166
	Fontana CA Special Tax Revenue	4.000%	9/1/2031	200	207
	Fontana CA Special Tax Revenue	4.000%	9/1/2032	250	256
	Fontana CA Special Tax Revenue	5.000%	9/1/2032	170	185
	Fontana CA Special Tax Revenue	4.000%	9/1/2033	410	420
	Fontana CA Special Tax Revenue	5.000%	9/1/2034	120	131
	Fontana CA Special Tax Revenue	5.000%	9/1/2044	750	777
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	1,400	1,562
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,400	1,544
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,200	1,253
	Fontana Unified School District GO	5.000%	8/1/2042	1,750	1,976
	Fontana Unified School District GO	5.000%	8/1/2043	2,250	2,507
	Fontana Unified School District GO	5.000%	8/1/2044	2,000	2,211
	Fontana Unified School District GO	5.000%	8/1/2045	2,075	2,282
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/2026	1,000	983
[4,5]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	17,000	14,166
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/2033	3,800	3,058
	Foothill-De Anza Community College District GO	3.000%	8/1/2033	600	608
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/2034	10,000	7,774
	Foothill-De Anza Community College District GO	3.000%	8/1/2035	1,000	999
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	945
	Foothill-De Anza Community College District GO	2.125%	8/1/2039	1,165	938
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,122
	Foothill-De Anza Community College District GO	2.125%	8/1/2040	1,000	779
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,361
	Foothill-De Anza Community College District GO	2.250%	8/1/2041	1,000	769
	Foothill-De Anza Community College District GO	5.000%	8/1/2043	3,000	3,348
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	3,150	3,487
	Foothill-De Anza Community College District GO	5.000%	8/1/2045	2,800	3,086
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2026	345	346
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2027	700	717
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2028	825	866
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	390	418
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	2,000	2,171
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2030	445	484
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2031	745	827

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2032	1,240	1,314
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/2032	6,500	7,435
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	5,950	4,749
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	1,395	1,474
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	9,377	9,908
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	4,730	3,712
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	2,000	1,514
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	18,000	12,455
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	11,845	11,846
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/2032	275	282
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2033	500	501
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2035	535	534
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2038	950	904
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2040	830	759
[3]	Franklin-Mckinley School District GO	0.000%	8/1/2032	3,000	2,375
[3]	Franklin-Mckinley School District GO	0.000%	8/1/2035	1,840	1,291
	Franklin-Mckinley School District GO	4.000%	8/1/2042	1,885	1,915
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	23,049	22,382
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	6,492	5,792
[1,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	28,740	26,460
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	28,420	26,895
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	29,127	24,974
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/2037	16,191	13,349
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	3,727	3,558
[13]	Freddie Mac Pool	3.550%	11/1/2032	4,564	4,521
[13]	Freddie Mac Pool	3.600%	1/1/2033	904	894
[13]	Freddie Mac Pool	3.180%	9/1/2033	8,726	8,433
[13]	Freddie Mac Pool	3.800%	11/1/2034	1,402	1,397
[13]	Freddie Mac Pool	3.600%	7/1/2040	3,983	3,740
[13]	Freddie Mac Pool	3.200%	9/1/2040	12,073	10,829
[13]	Freddie Mac Pool	3.400%	11/1/2040	9,860	9,175
[13]	Freddie Mac Pool	3.850%	7/1/2041	9,895	9,405
[13]	Freddie Mac Pool	3.750%	7/1/2042	4,364	4,426
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/2037	2,040	2,083
	Fremont Union High School District GO	5.000%	8/1/2028	750	807
	Fremont Union High School District GO	5.000%	8/1/2029	1,670	1,842
	Fremont Union High School District GO	3.000%	8/1/2036	2,000	1,979
	Fremont Union High School District GO	3.000%	8/1/2039	2,125	2,002
	Fremont Union High School District GO	5.000%	8/1/2040	4,650	5,148
	Fremont Union High School District GO	5.000%	8/1/2041	2,930	3,225
	Fremont Union High School District GO	5.000%	8/1/2041	4,920	5,416
	Fremont Union High School District GO	5.000%	8/1/2042	4,915	5,375
	Fremont Union High School District GO	5.000%	8/1/2043	4,460	4,842
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2029	1,025	1,060
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2030	745	770
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2031	3,045	3,147
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2032	1,500	1,549
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2033	500	553
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2034	500	516
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2034	2,460	2,534
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2035	550	565
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2036	555	569
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2036	2,055	2,110
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2037	655	670
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2037	1,200	1,230
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2038	585	598
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2039	620	632
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2040	550	558
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2035	500	595
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2036	580	683
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2037	500	583
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2038	620	717
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2039	680	779
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2040	845	959
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2041	800	898
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2042	1,000	1,110
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2043	1,630	1,792
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2044	1,920	2,090
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2045	1,345	1,454
	Fresno Unified School District GO	4.000%	8/1/2028	385	400

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fresno Unified School District GO	4.000%	8/1/2029	550	570
	Fresno Unified School District GO	4.000%	8/1/2030	570	591
	Fresno Unified School District GO	4.000%	8/1/2031	485	502
	Fresno Unified School District GO	4.000%	8/1/2032	385	398
	Fresno Unified School District GO	3.000%	8/1/2033	1,000	1,003
	Fresno Unified School District GO	4.000%	8/1/2033	665	686
	Fresno Unified School District GO	3.000%	8/1/2034	1,215	1,209
	Fresno Unified School District GO	4.000%	8/1/2034	450	463
	Fresno Unified School District GO	3.000%	8/1/2035	685	681
	Fresno Unified School District GO	3.000%	8/1/2035	1,600	1,581
	Fresno Unified School District GO	4.000%	8/1/2036	670	687
	Fresno Unified School District GO	3.000%	8/1/2037	1,125	1,094
	Fresno Unified School District GO	3.000%	8/1/2038	1,260	1,194
	Fresno Unified School District GO	4.000%	8/1/2038	1,000	1,019
	Fresno Unified School District GO	5.000%	8/1/2039	900	976
	Fresno Unified School District GO	3.000%	8/1/2040	1,780	1,597
	Fresno Unified School District GO	4.000%	8/1/2041	1,955	1,967
	Fresno Unified School District GO	5.000%	8/1/2041	500	535
	Fresno Unified School District GO	5.000%	8/1/2042	500	532
	Fullerton Joint Union High School District GO	4.000%	8/1/2044	1,000	1,001
[6]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2027	3,225	3,298
[6]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2041	1,000	1,113
[6]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2042	1,475	1,619
[6]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,083
[6]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,074
[5]	Gateway CA Unified School District GO	0.000%	8/1/2037	1,745	1,158
	Gavilan Joint Community College District GO	3.000%	8/1/2037	1,000	955
	Gavilan Joint Community College District GO	3.000%	8/1/2038	1,365	1,287
	Gavilan Joint Community College District GO	3.000%	8/1/2039	1,480	1,369
	Gavilan Joint Community College District GO	3.000%	8/1/2040	1,605	1,438
	Glendale CA Community College District GO	0.000%	8/1/2026	360	353
	Glendale CA Community College District GO	0.000%	8/1/2027	515	489
	Glendale CA Community College District GO	0.000%	8/1/2028	780	718
	Glendale CA Community College District GO	0.000%	8/1/2029	570	508
	Glendale CA Community College District GO	0.000%	8/1/2030	910	786
	Glendale CA Community College District GO	0.000%	8/1/2031	900	751
	Glendale CA Community College District GO	0.000%	8/1/2032	1,005	808
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2035	1,210	1,214
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2043	635	688
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	3,040	3,258
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	5,120	5,524
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2046	6,700	7,148
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	1,500	1,481
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	15,000	15,202
[10]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,745	10,344
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2027	24,625	25,619
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	5,285	5,498
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	19,835	21,164
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	6,195	6,610
[10]	Grossmont Healthcare District GO	0.000%	7/15/2032	5,300	4,380
[6,10]	Grossmont Healthcare District GO	0.000%	7/15/2033	4,045	3,224
	Grossmont Healthcare District GO	5.000%	7/15/2039	6,190	7,205
	Grossmont Healthcare District GO	5.000%	7/15/2040	3,710	4,266
	Grossmont Union High School District GO	0.000%	8/1/2027	2,545	2,427
	Grossmont Union High School District GO	0.000%	8/1/2028	3,210	2,973
	Grossmont Union High School District GO	0.000%	8/1/2029	6,965	6,264
[5]	Grossmont Union High School District GO	0.000%	8/1/2030	20,695	18,071
	Grossmont Union High School District GO	0.000%	8/1/2032	5,655	4,620
[3]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/2028	21,875	20,333
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2036	1,150	1,222
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2037	1,175	1,245
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2038	1,350	1,425
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2041	625	637
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	3,500	3,615
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2040	3,350	3,435
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2041	1,800	1,839
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2042	2,080	2,106
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2043	1,700	1,710
[3]	Hanford Joint Union High School District GO	0.000%	8/1/2034	3,775	2,885
	Hartnell CA Community College District GO	0.000%	8/1/2037	1,200	734

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartnell CA Community College District GO	3.000%	8/1/2038	380	362
	Hartnell CA Community College District GO	3.000%	8/1/2039	1,680	1,576
	Hartnell CA Community College District GO	3.000%	8/1/2040	635	574
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	7,400	7,053
	Hayward CA COP	5.000%	11/1/2027	1,000	1,050
	Hayward CA COP	5.000%	11/1/2028	1,000	1,080
	Hayward CA COP	5.000%	11/1/2029	1,000	1,107
	Hayward CA COP	5.000%	11/1/2030	1,000	1,135
	Hayward CA COP	5.000%	11/1/2031	1,000	1,160
	Hayward CA COP	5.000%	11/1/2032	1,000	1,180
	Hayward CA COP	5.000%	11/1/2033	1,000	1,198
	Hayward CA COP	5.000%	11/1/2034	1,000	1,209
	Hayward CA Sewer Revenue	4.000%	3/1/2043	4,385	4,419
	Hayward CA Sewer Revenue	4.000%	3/1/2044	3,660	3,659
	Hayward Unified School District COP	5.000%	8/1/2035	585	604
	Hayward Unified School District COP	5.000%	8/1/2036	1,360	1,402
	Hayward Unified School District COP	5.000%	8/1/2037	1,000	1,029
	Hayward Unified School District COP	5.000%	8/1/2038	1,000	1,027
	Hayward Unified School District COP	5.000%	8/1/2039	2,035	2,087
	Hayward Unified School District COP	5.250%	8/1/2040	2,295	2,359
	Hayward Unified School District COP	5.250%	8/1/2041	2,575	2,641
	Hayward Unified School District COP	5.250%	8/1/2042	2,875	2,942
[3]	Hayward Unified School District GO	0.000%	8/1/2026	640	628
[3]	Hayward Unified School District GO	0.000%	8/1/2033	1,045	825
[3]	Hayward Unified School District GO	5.000%	8/1/2033	850	926
[3]	Hayward Unified School District GO	0.000%	8/1/2034	1,025	779
[3]	Hayward Unified School District GO	5.000%	8/1/2034	3,000	3,571
[6]	Hayward Unified School District GO	4.000%	8/1/2035	1,830	1,867
[3]	Hayward Unified School District GO	5.000%	8/1/2035	2,750	3,303
[3]	Hayward Unified School District GO	4.000%	8/1/2036	995	1,020
[3]	Hayward Unified School District GO	5.000%	8/1/2036	1,000	1,186
[3]	Hayward Unified School District GO	4.000%	8/1/2037	815	832
[3]	Hayward Unified School District GO	4.000%	8/1/2038	1,540	1,564
[6]	Hayward Unified School District GO	4.000%	8/1/2038	1,000	1,032
[3]	Hayward Unified School District GO	5.000%	8/1/2038	1,000	1,164
[6]	Hayward Unified School District GO	4.000%	8/1/2039	1,125	1,156
[3]	Hayward Unified School District GO	4.000%	8/1/2040	4,435	4,480
[6]	Hayward Unified School District GO	4.000%	8/1/2040	1,345	1,370
[6]	Hayward Unified School District GO	4.000%	8/1/2041	1,350	1,369
[6]	Hayward Unified School District GO	4.000%	8/1/2042	1,325	1,333
[6]	Hayward Unified School District GO	5.000%	8/1/2042	925	1,032
[6]	Hayward Unified School District GO	5.000%	8/1/2043	1,250	1,378
[6]	Hayward Unified School District GO	5.000%	8/1/2044	1,750	1,906
[6]	Hayward Unified School District GO	5.000%	8/1/2045	1,500	1,624
[6]	Hayward Unified School District GO	5.000%	8/1/2046	1,155	1,242
[3]	Hemet Unified School District GO	3.000%	8/1/2032	1,205	1,211
[3]	Hemet Unified School District GO	3.000%	8/1/2033	1,310	1,310
[3]	Hemet Unified School District GO	3.000%	8/1/2035	1,535	1,513
[3]	Hemet Unified School District GO	3.000%	8/1/2036	1,660	1,617
[3]	Hemet Unified School District GO	3.000%	8/1/2038	1,925	1,799
[3]	Hemet Unified School District GO	3.000%	8/1/2040	2,220	2,013
[3]	Hemet Unified School District GO	3.000%	8/1/2041	2,380	2,115
[6]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/2027	1,000	1,007
	Hope Elementary School District GO	0.000%	8/1/2029	660	596
	Hope Elementary School District GO	0.000%	8/1/2030	500	439
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2031	11,000	9,364
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2033	11,575	9,182
[3,4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	1,390	1,068
[5]	Huntington Beach Union High School District GO	0.000%	8/1/2035	7,320	5,374
[6]	Imperial Community College District GO	0.000%	8/1/2026	1,005	985
[6]	Imperial Community College District GO	0.000%	8/1/2027	1,580	1,500
[6]	Imperial Community College District GO	0.000%	8/1/2028	1,885	1,730
[6]	Imperial Community College District GO	0.000%	8/1/2029	2,000	1,769
[5]	Imperial Community College District GO	0.000%	8/1/2030	330	287
[3]	Imperial Community College District GO	0.000%	8/1/2033	1,210	952
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2032	2,500	2,561
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	1,440	1,641
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2042	1,850	2,083
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2043	1,735	1,932

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	880	961
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2026	185	186
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2027	185	187
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2028	270	275
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2029	305	313
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2030	285	295
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2031	220	229
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2036	600	611
[1,3]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,045	1,059
[6]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2027	500	516
[6]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2029	1,215	1,256
[6]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2030	1,020	1,055
[6]	Inglewood Unified School District GO	4.000%	8/1/2027	250	256
[6]	Inglewood Unified School District GO	5.000%	8/1/2029	350	364
[6]	Inglewood Unified School District GO	5.000%	8/1/2030	400	416
[6]	Inglewood Unified School District GO	5.000%	8/1/2033	500	519
[6]	Inglewood Unified School District GO	5.000%	8/1/2034	600	622
	Inglewood Unified School District GO	5.000%	8/1/2034	1,000	1,161
	Inglewood Unified School District GO	5.500%	8/1/2036	1,000	1,214
[6]	Inglewood Unified School District GO	4.000%	8/1/2037	260	262
	Inglewood Unified School District GO	5.500%	8/1/2038	1,225	1,464
	Inglewood Unified School District GO	5.500%	8/1/2039	3,505	4,166
	Inglewood Unified School District GO	5.500%	8/1/2041	4,170	4,883
	Inglewood Unified School District GO	5.500%	8/1/2043	1,700	1,952
	Irvine CA Special Assessment Revenue	4.000%	9/2/2026	500	505
	Irvine CA Special Assessment Revenue	5.000%	9/2/2026	300	305
	Irvine CA Special Assessment Revenue	5.000%	9/2/2027	375	390
	Irvine CA Special Assessment Revenue	4.000%	9/2/2028	1,425	1,471
	Irvine CA Special Assessment Revenue	5.000%	9/2/2028	520	552
	Irvine CA Special Assessment Revenue	5.000%	9/2/2029	500	541
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2030	1,300	1,368
	Irvine CA Special Assessment Revenue	5.000%	9/2/2030	330	357
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2032	1,000	1,053
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2033	275	288
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2034	450	470
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2035	400	416
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2036	250	258
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2037	275	283
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2038	350	358
[6]	Irvine CA Special Assessment Revenue	4.000%	9/2/2039	500	508
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2036	125	146
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2037	330	383
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2038	250	288
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2039	250	286
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2040	300	341
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2041	225	252
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2042	350	387
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2043	600	658
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2044	600	652
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2037	2,750	2,772
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2038	2,500	2,519
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	5,000	5,028
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2026	1,295	1,313
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2027	150	155
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2028	525	542
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2029	360	386
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	385	398
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	200	214
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	200	206
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	350	375
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	450	464
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	525	540
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	1,085	1,118
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	250	257
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	410	435
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	510	522
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	250	264

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	350	358
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	265	278
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2037	560	566
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2038	275	277
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2039	250	250
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2029	90	94
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2030	100	106
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2031	150	159
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2032	100	105
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2033	150	157
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2034	100	105
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2035	355	369
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2036	640	661
[6]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2040	1,025	1,041
	Jefferson Union High School District GO	4.000%	8/1/2033	200	205
	Jefferson Union High School District GO	4.000%	8/1/2034	125	128
	Jefferson Union High School District GO	3.000%	8/1/2035	150	148
	Jefferson Union High School District GO	3.000%	8/1/2036	250	244
	Jefferson Union High School District GO	5.000%	8/1/2036	300	350
	Jefferson Union High School District GO	3.000%	8/1/2037	275	263
	Jefferson Union High School District GO	5.000%	8/1/2038	135	155
	Jefferson Union High School District GO	5.000%	8/1/2039	500	571
	Jefferson Union High School District GO	5.000%	8/1/2040	340	383
	Jefferson Union High School District GO	5.000%	8/1/2041	1,000	1,116
	Jefferson Union High School District GO	5.000%	8/1/2042	750	829
	Jefferson Union High School District GO	5.000%	8/1/2042	1,075	1,214
	Jefferson Union High School District GO	5.000%	8/1/2043	500	547
	Jefferson Union High School District GO	5.000%	8/1/2043	1,340	1,493
	Jefferson Union High School District GO	5.000%	8/1/2044	750	815
	Jefferson Union High School District GO	5.000%	8/1/2044	1,480	1,636
	Jefferson Union High School District GO	5.000%	8/1/2045	2,000	2,200
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2028	100	102
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2030	100	103
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2033	100	102
[6]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,690	1,760
[6]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2030	1,815	1,941
[6]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	605	624
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	4,930	4,712
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	3,215	2,634
[5]	Kern Community College District GO	0.000%	11/1/2027	7,375	6,981
[3]	Kern Community College District GO	0.000%	11/1/2029	4,160	3,713
	Kern Community College District GO	5.250%	8/1/2039	1,400	1,596
	Kern Community College District GO	5.250%	8/1/2040	1,200	1,356
	Kern Community College District GO	5.250%	8/1/2041	1,000	1,121
	Kern High School District GO	5.000%	8/1/2028	1,000	1,074
	Kern High School District GO	5.000%	8/1/2029	750	825
	La Canada Unified School District GO	4.000%	8/1/2033	510	527
[6]	La Mesa-Spring Valley School District GO	4.000%	8/1/2029	150	154
[6]	La Mesa-Spring Valley School District GO	4.000%	8/1/2030	200	205
[6]	La Mesa-Spring Valley School District GO	4.000%	8/1/2031	225	230
	La Mesa-Spring Valley School District GO	4.000%	8/1/2042	375	376
	La Mesa-Spring Valley School District GO	4.000%	8/1/2043	500	495
[3]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2037	1,200	1,391
[3]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2039	1,000	1,141
[5]	Lake Tahoe Unified School District GO	0.000%	8/1/2027	1,585	1,516
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	501
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2040	1,300	1,375
[1,6]	Lancaster CA School District GO TOB VRDO	2.850%	12/1/2025	3,280	3,280
[3]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2026	1,355	1,364
[3]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2028	1,850	1,866
[3]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,000	1,016
[3]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2033	1,200	1,219
	Las Virgenes Unified School District GO	5.000%	8/1/2044	4,425	4,805
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	4,635	4,635
	Liberty Union High School District GO	4.000%	8/1/2030	750	767
[3]	Liberty Union High School District GO	0.000%	8/1/2031	4,445	3,788

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Liberty Union High School District GO	4.000%	8/1/2031	565	578
	Liberty Union High School District GO	4.000%	8/1/2032	250	259
	Liberty Union High School District GO	3.000%	8/1/2035	670	662
	Liberty Union High School District GO	3.000%	8/1/2037	825	788
	Liberty Union High School District GO	3.000%	8/1/2038	900	848
	Liberty Union High School District GO	3.000%	8/1/2039	1,000	925
	Liberty Union High School District GO	3.000%	8/1/2040	1,000	896
	Liberty Union High School District GO	3.000%	8/1/2041	1,670	1,456
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2026	1,000	1,015
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2027	1,040	1,079
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2028	1,270	1,344
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2029	2,540	2,703
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2030	3,305	3,517
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2031	3,405	3,620
[3]	Lincoln CA Special Tax Revenue	3.125%	9/1/2033	2,480	2,482
[3]	Lincoln CA Special Tax Revenue	5.000%	9/1/2033	1,625	1,721
[3]	Lincoln CA Special Tax Revenue	3.250%	9/1/2034	1,375	1,377
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2030	100	101
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	350	351
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2035	325	334
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2036	485	497
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2037	525	537
[6]	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2047	1,130	1,075
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	720	749
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	700	727
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	600	622
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2026	800	801
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2027	595	610
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2028	470	487
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2029	355	372
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2030	645	649
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2031	445	447
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2032	270	270
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2033	230	229
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2033	670	688
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	810	781
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,000	938
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,675	1,591
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,250	1,153
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2039	1,795	1,649
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	1,175	1,052
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2041	960	853
[6]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2045	1,915	2,053
[3]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	1,330	1,415
[3]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	700	747
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2027	140	147
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2030	5,680	6,337
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2032	3,445	3,966
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2035	3,015	3,443
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	17,245	20,512
[9]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.186%	11/15/2026	10,010	10,063
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2033	500	577
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2034	500	575
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	500	572
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	575	658
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2038	1,225	1,303
	Long Beach Community College District GO	4.000%	8/1/2031	1,230	1,261
	Long Beach Community College District GO	4.000%	8/1/2034	600	610
	Long Beach Community College District GO	4.000%	8/1/2035	705	724
	Long Beach Community College District GO	3.000%	8/1/2037	2,860	2,721
	Long Beach Community College District GO	3.000%	8/1/2038	3,160	2,955
	Long Beach Community College District GO	3.000%	8/1/2039	3,395	3,123
	Long Beach Community College District GO	3.000%	8/1/2039	1,115	1,009
	Long Beach Community College District GO	3.000%	8/1/2040	1,500	1,315
	Long Beach Community College District GO	3.000%	8/1/2040	3,810	3,414
	Long Beach Community College District GO	3.000%	8/1/2041	2,460	2,107
	Long Beach Community College District GO	3.000%	8/1/2041	2,165	1,860
[3]	Long Beach Community College District GO, ETM	0.000%	6/1/2029	960	874
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2026	150	151
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2027	150	153

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2029	200	209
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2030	200	212
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2031	230	243
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2032	375	395
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2034	350	366
[3]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2037	400	412
[3]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2038	430	440
[3]	Long Beach Unified School District GO	0.000%	8/1/2026	1,450	1,424
[3]	Long Beach Unified School District GO	0.000%	8/1/2030	4,260	3,728
[3]	Long Beach Unified School District GO	0.000%	8/1/2031	2,890	2,452
[3]	Long Beach Unified School District GO	0.000%	8/1/2032	2,290	1,877
[3]	Long Beach Unified School District GO	0.000%	8/1/2033	5,250	4,162
	Long Beach Unified School District GO	3.000%	8/1/2035	1,140	1,135
	Long Beach Unified School District GO	3.000%	8/1/2036	2,080	2,049
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,627
	Long Beach Unified School District GO	3.000%	8/1/2040	3,105	2,782
	Long Beach Unified School District GO	3.000%	8/1/2042	3,000	2,540
	Los Alamitos Unified School District GO	0.000%	8/1/2029	800	722
	Los Alamitos Unified School District GO	0.000%	8/1/2031	550	468
	Los Alamitos Unified School District GO	0.000%	8/1/2034	1,925	1,471
	Los Angeles CA Community College District GO	5.000%	8/1/2027	615	643
	Los Angeles CA Community College District GO	5.000%	8/1/2029	8,000	8,820
	Los Angeles CA Community College District GO	5.000%	8/1/2030	7,500	8,487
	Los Angeles CA Community College District GO	4.000%	8/1/2031	8,575	8,776
	Los Angeles CA Community College District GO	5.000%	8/1/2031	7,500	8,650
	Los Angeles CA Community College District GO	4.000%	8/1/2033	1,925	1,960
	Los Angeles CA Community College District GO	4.000%	8/1/2034	3,500	3,555
	Los Angeles CA Community College District GO	4.000%	8/1/2035	4,065	4,122
	Los Angeles CA Community College District GO	3.000%	8/1/2039	715	678
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2039	850	913
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2042	1,500	1,561
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2044	1,400	1,448
	Los Angeles CA Unified School District COP	5.000%	10/1/2027	810	848
	Los Angeles CA Unified School District COP	5.000%	10/1/2028	1,705	1,830
[6]	Los Angeles CA Unified School District COP	5.000%	10/1/2029	425	468
	Los Angeles CA Unified School District COP	5.000%	10/1/2029	2,325	2,558
[6]	Los Angeles CA Unified School District COP	4.000%	10/1/2033	520	553
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2027	1,190	1,249
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2028	2,495	2,686
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	3,400	3,748
	Los Angeles CA Unified School District GO	4.000%	7/1/2028	3,000	3,137
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	4,395	4,719
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2032	3,000	3,167
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	14,780	17,368
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,080	5,362
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	20,000	23,878
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	10,000	9,952
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,547
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	13,000	15,746
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	3,075	3,217
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	10,000	10,533
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	3,400	3,526
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	2,600	2,725
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	5,600	5,880
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	8,190	8,436
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5,870	6,147
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	1,000	1,046
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,000	11,923
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10,375	10,639
[6]	Los Angeles CA Unified School District GO	5.000%	7/1/2038	5,120	5,348
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	4,000	4,174
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,480	2,822
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,000	4,089
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,070	4,161
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	10,000	10,289
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	3,750	4,239
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	15,350	17,963
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,275	2,312
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,100	4,167
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,050	4,140

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	1,500	1,677
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	5,465	5,551
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,335	1,478
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	3,000	3,362
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	2,975	3,258
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,194
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	9,040	9,019
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	3,355	3,347
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,800	1,974
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,504
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	1,000	1,091
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,000	5,476
	Los Angeles CA Unified School District GO	4.000%	7/1/2046	5,000	4,897
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	2,385	2,473
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,840	2,941
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,985	3,091
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	7,500	9,184
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	3,000	3,099
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	6,250	6,455
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10,000	12,113
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	7,000	7,213
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	3,675	3,787
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	8,580	10,277
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	5,320	5,502
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,346
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	6,000	6,702
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	4,785	5,279
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	10,000	11,040
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	3,000	3,290
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	10,000	10,984
[1,8]	Los Angeles California Multifamily Mortgage Revenue TOB VRDO	2.970%	12/4/2025	27,750	27,750
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	6,355	6,411
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2036	1,450	1,550
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2037	1,335	1,422
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	5,000	5,210
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	7,750	8,050
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5,000	5,207
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	1,500	1,579
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	5,000	5,337
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,000	5,202
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	24,690	25,688
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,500	1,567
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,000	3,311
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5,000	5,194
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	21,145	21,966
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,625	6,873
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,980	7,323
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	6,350	6,975
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	6,190	6,555
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,190	1,234
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,755	1,820
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	5,205	5,372
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	2,410	2,672
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	7,555	7,813
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	2,000	2,200
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,720	1,766
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	3,800	3,902
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2032	865	956
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2033	2,000	2,202
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2033	910	1,002
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	2,000	2,195
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	955	1,048
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,050	2,240
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	1,005	1,098
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	2,090	2,271
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	1,055	1,146
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	2,530	2,596
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	3,745	4,052
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	1,110	1,201

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	3,925	4,228
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,165	1,255
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,800	2,003
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,460	1,625
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2039	3,785	3,851
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	4,345	4,666
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,225	1,316
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,500	1,662
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,660	1,937
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,180	1,195
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,290	1,378
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	4,000	4,570
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,685	1,940
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	3,425	3,884
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	1,115	1,281
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	9,790	10,904
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	8,705	9,756
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	10,440	10,275
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	8,020	8,834
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	3,130	3,474
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	5,000	5,217
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,755	1,931
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	5,000	5,549
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,200	7,854
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	6,735	6,485
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/2033	2,465	2,468
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2027	1,000	1,056
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2028	920	996
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2029	120	133
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,000	2,278
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/2036	350	338
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	675	702
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,800	1,869
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	2,045	2,439
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	1,955	2,028
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	5,000	5,218
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	1,000	1,065
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	1,850	1,917
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	7,685	8,416
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	250	293
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,275	2,353
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	3,000	3,240
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,750	2,939
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	14,040	15,315
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	795	901
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,500	7,749
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,500	2,581
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	3,525	3,752
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	8,425	9,143
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	18,065	18,583
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,185	3,378
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	5,800	6,263
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,140	3,478
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,300	2,569
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	615	703
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	6,155	6,287
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	4,190	4,316
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	14,255	15,318
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,565	2,710
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,500	2,752
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	3,090	3,427
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,810	1,833
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,345	1,369
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	4,500	4,806
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,000	3,298
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	2,000	2,020
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	8,080	8,762
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	2,640	2,881
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	3,285	3,736

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,022
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	2,500	2,708
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,750	6,466
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,825	4,259
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,775	5,275
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,395	1,481
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	3,825	4,207
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	2.700%	12/1/2025	3,415	3,415
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	750	751
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	185	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	6,120	6,359
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,360	1,436
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,000	2,112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,385	6,744
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,095	1,179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,155	1,232
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	435	468
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	937
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,185	1,276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,145	1,233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	965	967
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	8,520	9,343
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	930	981
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,325	1,453
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,630	41,976
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,655	1,840
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,140	3,491
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,360	1,512
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	400	445
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,785	7,544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	365
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	6,095	6,871
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,710	1,928
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,691
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	8,115	9,148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,590	1,592
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	150	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	580	657
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,525	1,739
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,670	11,030
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,900	2,167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,160	10,448
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,540	1,601
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,595	10,064
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	947
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,235	2,283
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	13,905	16,022
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,052
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	615	679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	720	812
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	895	1,017
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,640	5,346
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	6,510	6,819
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,100	2,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,325	1,455
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	8,195	9,129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,845	2,084
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,090	2,392
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,158
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,595	1,848
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	4,950	5,736
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,100	3,237
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20,680	21,422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,050	1,051
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,555	1,557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	105	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	830	941
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,235	3,668
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5,000	5,736

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	26,070	26,982
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	850	851
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	425	463
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,405	7,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,775	3,080
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,030	1,157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	160	164
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,000	1,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,500	5,144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,575	5,750
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,460	1,527
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	100	102
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	7,990	8,411
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,365	1,473
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,850	2,020
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,645	1,817
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	670	748
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,750	1,943
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	955	1,031
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,115	4,640
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	395	412
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,000	2,123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	5,600	6,011
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,160	3,429
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,525	3,805
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,275	1,369
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,515	1,670
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,280	2,513
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	645	714
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,310	1,429
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,570	2,818
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	640	705
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2039	875	891
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	23,000	24,271
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,000	3,198
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	4,790	5,157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,160	1,243
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,795	1,960
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,580	10,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	25,390	26,837
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	10,660	11,426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	7,010	7,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	18,565	20,074
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,250	1,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,345	2,381
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	845	845
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	12,265	12,397
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,000	9,326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,150	2,267
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,340	8,866
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,775	2,938
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,775	5,115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	857
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,435	2,618
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,570	1,688
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,087
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,240	10,042
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,160	3,235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	200	211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,430	6,836
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,365	1,451
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,600
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,305	1,396
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,155	2,276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	13,630	14,440
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,030	1,091
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	2,250	2,452

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,300	2,426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	8,070	8,578
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	2,000	2,169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	14,045	14,542
[6]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	1,500	1,617
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	320	328
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2026	290	292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	650	651
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	700	702
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	3,080	3,119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	1,255	1,271
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	110	112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,005	1,040
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	285	295
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,095	1,133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	825	853
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	85	88
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,335	2,404
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	571
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	640	676
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	465	491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,870	1,975
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	315	333
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	380	401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	395	417
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	390	399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,150	1,215
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	735	769
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,575	1,631
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,845	2,851
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,185	2,353
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,255	1,352
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,405	1,513
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	45	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,015	1,093
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	670	686
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,130	2,294
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	685	723
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	32,665	35,149
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	740	772
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	295	311
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	50	50
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,330	2,555
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,110	1,217
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	240	241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	105	108
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	280	307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	3,230	3,375
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	790	866
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	420	461
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	6,095	6,108
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,430	1,590
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,065	1,184
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,540	1,712
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,929
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,777
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	445	464
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,340	1,410
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	870	967
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,425	1,606
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	225	252
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	275	310
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,920	2,164
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	325	326
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	250	251

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	635	650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,210	1,261
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,055	1,109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,215	1,326
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	345	380
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	970	1,093
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,420	3,855
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,955	1,998
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	5,800	5,813
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	305	320
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	35	40
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,775	5,447
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,095	3,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	340	379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,255	1,410
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,600	1,825
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	580	604
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,800	2,053
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,665	4,180
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	830	848
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	600	601
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,375	2,491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,205	1,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,120	1,216
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,195	1,339
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	415	475
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	70	77
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	630	706
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	200	200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	245	255
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,300	1,498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,470	1,694
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	7,370	8,492
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	375	383
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	220	230
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,110	3,390
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	955	1,033
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	670	757
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	325	326
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,790	4,309
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,675	1,917
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	580	646
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	405	451
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	150	156
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,265	1,466
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,180	6,003
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,495	1,498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,755	5,864
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	95	102
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,325	1,456
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,245	1,340
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	585	647
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,795	3,150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	50	57
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	190	206
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,160	1,283
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,620	1,814
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	620	642
[6]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,000	5,776
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,330	1,387
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5,720	5,821
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	185	191
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,325	1,452
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	790	871
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,755	1,898
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,290	1,441

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,820	2,045
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	785	887
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,935	3,237
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,315	8,363
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	495	514
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	160
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	3,460	3,757
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,930	6,476
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	790	842
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,270	2,479
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	430	475
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	170	189
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	4,660	5,202
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	255	256
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	8,735	9,850
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	3,935	4,176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,225	2,402
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	635
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	890	966
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	50	55
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	720	797
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	40	43
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,090	1,195
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	110	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	14,125	15,791
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,305	7,709
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,900	2,015
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,455	7,988
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	500	528
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,930	3,184
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	635	684
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,755	1,916
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,435	2,622
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,990	2,182
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	4,595	5,082
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	45	45
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,950	12,570
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,000	2,134
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,125	1,183
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	250	253
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,985	2,128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,565	3,821
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	5,075	5,488
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,390	2,595
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,390	3,697
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,080	1,142
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,480	4,924
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,905	18,957
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10,015	10,646
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,210	5,538
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,335	4,644
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	930	1,004
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	3,270	3,516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,410	1,443
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,470	3,664
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,045	5,363
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,420	1,499
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,315	2,477
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,950	3,177
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	4,715	5,010
[6]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	5,485	5,883
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	3,785	4,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	4,385	4,505
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,750	1,787
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	5,575	5,601
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,091	1,114
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/2039	8,630	8,650
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/2044	3,295	3,156
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	1,750	1,759

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	10,000	10,001
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2034	2,694	2,982
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2035	2,130	2,344
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	2,500	2,923
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	2,417	2,641
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	2,500	2,896
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2037	4,468	4,852
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,045	2,347
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2038	3,581	3,864
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	2,930	3,337
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	2,855	3,225
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2040	1,985	2,126
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	2,935	3,280
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	6,810	7,520
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	13,770	15,045
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	15,340	16,586
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	8,105	8,715
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	14,620	15,595
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2027	1,550	1,607
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2028	1,700	1,806
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2029	1,625	1,767
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2040	5,000	5,422
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2043	1,000	1,081
[1]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.830%	12/2/2025	10,050	10,050
	Los Rios Community College District GO	5.000%	8/1/2030	1,140	1,194
	Los Rios Community College District GO	4.000%	8/1/2031	3,080	3,149
	Los Rios Community College District GO	4.000%	8/1/2032	3,135	3,203
	Los Rios Community College District GO	3.000%	8/1/2035	1,035	1,031
	Lowell Joint School District GO	5.000%	8/1/2037	1,000	1,101
	Lowell Joint School District GO	3.000%	8/1/2040	1,365	1,199
[3]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2039	750	850
[3]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2040	900	1,012
[3]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2041	1,500	1,671
[3]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2042	1,000	1,104
[3]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2043	1,000	1,093
[3]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2044	275	298
[5]	Madera Unified School District GO	0.000%	5/1/2030	3,000	2,631
[5]	Mammoth CA Unified School District GO	0.000%	8/1/2026	1,250	1,225
[5]	Manhattan Beach Unified School District GO	0.000%	9/1/2026	2,160	2,119
	Manhattan Beach Unified School District GO	0.000%	9/1/2028	2,220	2,067
	Manhattan Beach Unified School District GO	0.000%	9/1/2031	965	828
[6]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2027	265	271
[6]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2028	375	389
[6]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2029	350	367
[6]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2030	325	344
[6]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2032	550	579
[6]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,110	1,132
[5]	Manteca Unified School District GO	0.000%	8/1/2028	3,180	2,960
[5]	Manteca Unified School District GO	0.000%	8/1/2033	5,435	4,341
[5]	Manteca Unified School District GO	0.000%	8/1/2034	5,425	4,182
	Manteca Unified School District GO	5.000%	8/1/2034	250	302
	Manteca Unified School District GO	5.000%	8/1/2035	250	304
	Manteca Unified School District GO	5.250%	8/1/2044	1,000	1,126
	Manteca Unified School District GO	5.250%	8/1/2045	2,045	2,290
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,011
	Marin Community College District GO, Prere.	4.000%	8/1/2026	1,000	1,011
	Marin Community College District GO, Prere.	4.000%	8/15/2027	800	824
	Marin Community College District GO, Prere.	4.000%	8/15/2027	7,660	7,886
	Marin Community College District GO, Prere.	4.000%	8/15/2027	2,945	3,032
	Marin Community College District GO, Prere.	4.000%	8/15/2027	1,900	1,956
	Marin Community College District GO, Prere.	4.000%	8/15/2027	3,030	3,120
	Marin Healthcare District GO	5.000%	8/1/2041	9,000	9,200
	Marin Municipal Water District Water Revenue	5.000%	6/15/2028	2,840	3,039
	Marina Coast Water District COP	4.000%	6/1/2044	1,160	1,160
	Marina Coast Water District COP	4.000%	6/1/2045	1,660	1,651
[6]	Mendocino-Lake Community College District GO	3.000%	8/1/2041	1,475	1,283
	Menifee CA Special Tax Revenue	5.000%	9/1/2038	500	537
	Menifee CA Special Tax Revenue	5.000%	9/1/2039	820	866
	Menifee CA Special Tax Revenue	3.000%	9/1/2042	550	441
	Menifee CA Special Tax Revenue	5.000%	9/1/2043	600	624

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Menifee Union School District GO	4.000%	8/1/2029	165	175
	Menifee Union School District GO	4.000%	8/1/2030	200	215
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2036	500	502
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2041	800	776
[3]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2026	1,035	1,037
[3]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2027	1,250	1,253
	Mid-Peninsula Water District (2025 Financing Project) COP	4.000%	12/1/2043	1,000	998
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,895	1,897
	Miracosta Community College District GO	2.000%	8/1/2039	2,235	1,757
	Miracosta Community College District GO	2.000%	8/1/2040	2,000	1,520
	Modesto CA Special Tax Revenue	5.000%	9/1/2029	1,570	1,573
	Modesto CA Special Tax Revenue	5.000%	9/1/2030	1,700	1,703
	Modesto High School District GO	5.000%	8/1/2036	350	422
	Modesto High School District GO	5.000%	8/1/2037	300	359
	Modesto High School District GO	5.000%	8/1/2039	850	956
	Modesto High School District GO	5.000%	8/1/2040	505	561
	Modesto High School District GO	5.000%	8/1/2041	710	783
	Modesto High School District GO	5.000%	8/1/2041	700	800
	Modesto High School District GO	5.000%	8/1/2042	840	919
	Modesto High School District GO	5.000%	8/1/2042	750	847
	Modesto High School District GO	5.000%	8/1/2043	1,185	1,283
	Modesto High School District GO	5.000%	8/1/2043	775	864
	Modesto High School District GO	5.000%	8/1/2044	650	717
	Modesto High School District GO	5.000%	8/1/2045	1,000	1,096
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2031	1,200	1,299
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2037	2,360	2,518
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2038	2,015	2,141
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2031	660	689
[5]	Montebello Unified School District GO	0.000%	8/1/2026	1,000	980
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,200	1,219
	Monterey Peninsula Community College District GO	4.000%	8/1/2041	475	487
	Monterey Peninsula Community College District GO	4.000%	8/1/2042	440	447
	Monterey Peninsula Community College District GO	4.000%	8/1/2043	880	887
	Monterey Peninsula Community College District GO	4.000%	8/1/2044	700	701
	Monterey Peninsula Community College District GO	4.000%	8/1/2045	775	771
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	3,000	3,050
	Moreland School District GO	3.875%	8/1/2030	950	976
	Moreland School District GO	5.000%	8/1/2033	1,095	1,306
	Moreland School District GO	5.000%	8/1/2036	1,605	1,945
	Moreland School District GO	5.000%	8/1/2037	1,805	2,159
	Moreland School District GO	5.000%	8/1/2038	2,015	2,381
	Moreland School District GO	5.000%	8/1/2040	1,685	1,938
[6]	Moreno Valley CA Unified School District GO	4.000%	8/1/2037	365	382
[6]	Moreno Valley CA Unified School District GO	4.000%	8/1/2039	1,470	1,513
[6]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	825	843
[6]	Moreno Valley CA Unified School District GO	5.000%	8/1/2040	650	744
[6]	Moreno Valley CA Unified School District GO	4.000%	8/1/2041	1,620	1,643
[6]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	775	894
[6]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,000	1,140
[6]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,250	1,411
[6]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	2,000	2,236
[6]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	1,300	1,445
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,220	1,268
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2032	1,020	1,059
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	930	944
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	200	204
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,010	1,041
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	225	234
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2028	250	266
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,185	1,222
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	425	461
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2030	850	939
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,390	1,433
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2035	920	948
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2036	575	660
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2037	1,500	1,709
[3]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2040	600	670
	Morgan Hill Unified School District GO	4.000%	8/1/2032	400	409

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Hill Unified School District GO	4.000%	8/1/2033	200	204
	Morongo Unified School District GO	5.000%	8/1/2043	1,080	1,197
	Morongo Unified School District GO	5.000%	8/1/2044	500	548
	Morongo Unified School District GO	5.000%	8/1/2045	400	437
	Morongo Unified School District GO	5.000%	8/1/2047	1,000	1,080
	Mount Diablo CA Unified School District GO	5.000%	8/1/2031	400	463
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	625	737
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	750	884
	Mount Diablo CA Unified School District GO	5.000%	8/1/2033	545	652
	Mount Diablo CA Unified School District GO	5.000%	8/1/2034	525	637
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	485	593
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	725	886
	Mount San Jacinto Community College District GO	4.000%	8/1/2037	3,290	3,354
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	2,000	1,906
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	7,500	7,504
	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/2035	400	406
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2040	500	523
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2045	875	886
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2025	340	340
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2026	290	294
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2027	360	369
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2028	430	444
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	450	470
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	215	225
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	550	582
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	330	349
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	575	609
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	400	423
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2032	400	422
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2033	325	342
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2034	300	314
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	325	338
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,041
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	315	327
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	300	309
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	300	308
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2039	275	281
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	5,320	5,401
[6]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	350	355
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/2026	3,500	3,441
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/2033	3,000	2,605
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/2034	4,150	3,582
[3]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2032	500	530
[3]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2034	350	369
[3]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2035	450	474
[3]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2037	1,220	1,277
	Mountain View-Whisman School District GO	4.000%	9/1/2032	260	279
	Mountain View-Whisman School District GO	4.000%	9/1/2033	500	533
	Mountain View-Whisman School District GO	3.000%	9/1/2039	2,200	2,073
	Mountain View-Whisman School District GO	3.000%	9/1/2040	1,000	919
	Mountain View-Whisman School District GO	4.000%	9/1/2042	1,250	1,266
	Mountain View-Whisman School District GO	4.000%	9/1/2045	2,535	2,517
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	455	482
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	325	344
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	1,530	1,620
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	8,530	10,406
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	10,385	12,774
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	15,950	19,619
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	13,100	16,114
	Mt San Antonio Community College District GO	5.000%	8/1/2041	750	862
	Mt San Antonio Community College District GO	5.000%	8/1/2042	735	835
	Mt San Antonio Community College District GO	5.000%	8/1/2043	800	900
	Mt San Antonio Community College District GO	5.000%	8/1/2044	2,000	2,223
	Mt San Antonio Community College District GO	5.000%	8/1/2045	1,200	1,324
	Mt San Antonio Community College District GO	5.000%	8/1/2046	1,500	1,643
[3]	Murrieta Valley Unified School District GO	0.000%	9/1/2033	475	376
	Napa Valley Unified School District GO	0.000%	8/1/2029	2,000	1,812
	Napa Valley Unified School District GO	0.000%	8/1/2033	6,070	4,823
	Nevada Joint Union High School District GO	4.000%	8/1/2032	1,320	1,360
	Nevada Joint Union High School District GO	4.000%	8/1/2034	580	594

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.925%	7/20/2039	26,221	25,879
	New Haven Unified School District GO	4.000%	8/1/2029	100	104
	New Haven Unified School District GO	4.000%	8/1/2030	100	104
	New Haven Unified School District GO	4.000%	8/1/2031	100	104
	New Haven Unified School District GO	4.000%	8/1/2032	100	104
	New Haven Unified School District GO	4.000%	8/1/2035	325	334
	New Haven Unified School District GO	4.000%	8/1/2036	155	158
	New Haven Unified School District GO	5.000%	8/1/2042	1,000	1,129
	New Haven Unified School District GO	5.000%	8/1/2044	1,000	1,106
	New Haven Unified School District GO	5.000%	8/1/2045	1,180	1,298
[3]	Newark CA Unified School District GO	0.000%	8/1/2026	3,300	3,240
[6]	Newark CA Unified School District GO	4.000%	8/1/2036	1,135	1,196
[6]	Newark CA Unified School District GO	4.000%	8/1/2040	1,000	1,023
[6]	Newark CA Unified School District GO	4.000%	8/1/2042	1,000	1,014
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/2038	1,015	1,034
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/2043	710	739
	Newport Mesa Unified School District GO	0.000%	8/1/2029	4,625	4,219
	Newport Mesa Unified School District GO	0.000%	8/1/2030	3,000	2,667
	Newport Mesa Unified School District GO	0.000%	8/1/2031	1,500	1,297
[5]	Newport Mesa Unified School District GO	0.000%	8/1/2031	5,275	4,520
	Newport Mesa Unified School District GO	0.000%	8/1/2032	14,000	11,736
	Norco CA Special Tax Revenue	5.000%	9/1/2026	1,620	1,643
	Norco CA Special Tax Revenue	5.000%	9/1/2027	1,755	1,815
[6]	Norco CA Special Tax Revenue	5.000%	9/1/2028	805	839
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,000	1,103
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2035	440	455
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,000	1,084
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	855	922
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2039	1,565	1,594
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2029	750	813
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2030	650	721
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2033	500	515
[6]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/2034	2,145	2,259
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2034	500	515
[5]	North Orange County CA Community College District GO	0.000%	8/1/2027	6,880	6,608
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,805	1,720
	North Orange County CA Community College District GO	3.000%	8/1/2039	2,165	2,028
	North Orange County CA Community College District GO	3.000%	8/1/2040	2,200	1,991
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	68,200	73,354
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	11,500	11,572
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2034	3,295	3,327
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2036	5,000	5,043
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2037	3,500	3,528
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2038	1,250	1,259
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/2039	1,525	1,536
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/2021	693	180
[5]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2026	750	736
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2034	615	610
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2035	425	418
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2038	1,420	1,331
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2039	900	833
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2040	1,150	1,039
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	6,325	5,057
	Novato CA Unified School District GO	3.000%	8/1/2039	1,130	1,060
	Novato CA Unified School District GO	3.000%	8/1/2042	4,075	3,525
	Novato CA Unified School District GO	3.000%	8/1/2043	3,000	2,532
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2039	1,475	1,496
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2040	1,465	1,484
	Oak Grove School District GO	0.000%	8/1/2027	1,700	1,626
	Oak Grove School District GO	0.000%	8/1/2029	2,750	2,488
[7]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2031	1,915	1,647
[7]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2032	1,030	882
[2]	Oak Valley Hospital District GO	5.000%	7/1/2028	1,020	1,076
[2]	Oak Valley Hospital District GO	5.000%	7/1/2029	1,000	1,076
[2]	Oak Valley Hospital District GO	5.000%	7/1/2030	1,325	1,453
[2]	Oak Valley Hospital District GO	5.000%	7/1/2031	1,475	1,642
[2]	Oak Valley Hospital District GO	5.000%	7/1/2032	1,270	1,429
[2]	Oak Valley Hospital District GO	5.000%	7/1/2033	1,800	2,046
	Oakdale CA Joint Unified School District GO	5.000%	8/1/2045	1,035	1,124
	Oakland CA GO	2.000%	1/15/2034	5,505	4,930

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland CA GO	2.000%	1/15/2035	4,480	3,960
	Oakland CA GO	2.125%	1/15/2036	4,735	4,106
	Oakland CA GO	3.000%	1/15/2040	6,580	5,979
	Oakland CA GO	4.000%	1/15/2047	9,450	9,021
[6]	Oakland CA GO	4.000%	1/15/2047	6,385	6,138
[3]	Oceanside CA Unified School District GO	0.000%	8/1/2029	3,170	2,862
[3]	Oceanside CA Unified School District GO	0.000%	8/1/2030	2,050	1,798
[3]	Oceanside CA Unified School District GO	4.000%	8/1/2040	1,320	1,355
	Oceanside CA Unified School District GO	5.000%	8/1/2042	1,000	1,114
	Oceanside CA Unified School District GO	5.000%	8/1/2043	1,065	1,175
	Oceanside CA Unified School District GO	5.000%	8/1/2044	1,115	1,220
	Oceanside CA Unified School District GO	5.000%	8/1/2045	1,150	1,249
	Oceanside CA Unified School District GO	0.000%	8/1/2047	2,475	932
	Ohlone Community College District GO	3.000%	8/1/2038	4,345	4,069
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/2039	1,015	1,073
	Ontario CA Special Tax Revenue	4.000%	9/1/2033	2,930	2,984
	Ontario CA Special Tax Revenue	5.000%	9/1/2038	1,205	1,299
	Ontario CA Special Tax Revenue	5.000%	9/1/2040	1,160	1,222
	Ontario CA Special Tax Revenue	5.250%	9/1/2043	1,000	1,057
	Ontario CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,027
[3]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2041	1,250	1,262
	Ontario Montclair School District GO	5.000%	8/1/2043	2,065	2,259
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2032	700	825
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2033	475	568
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2034	450	545
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2035	500	608
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2036	590	708
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2041	1,000	1,134
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,025	1,147
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	2,170	2,393
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2045	1,750	1,900
	Orange County CA Ocean View School District GO	5.000%	8/1/2042	1,105	1,222
	Orange County CA Ocean View School District GO	5.000%	8/1/2044	1,385	1,505
	Orange County CA Ocean View School District GO	5.000%	8/1/2045	1,125	1,217
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2027	500	521
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2028	900	961
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2029	1,000	1,092
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	2,870	3,092
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	6,865	7,364
	Orange County Water District Water Revenue	4.000%	8/15/2035	790	819
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	813
[3]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2032	1,045	1,099
[3]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2034	1,130	1,181
[3]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	1,170	1,207
[3]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2037	770	789
[3]	Oxnard School District GO	0.000%	8/1/2031	1,520	1,278
[3]	Oxnard School District GO	0.000%	7/1/2033	3,445	2,697
[6]	Oxnard School District GO	4.000%	8/1/2046	780	759
	Oxnard Union High School District GO	4.000%	8/1/2031	750	770
	Oxnard Union High School District GO	4.000%	8/1/2032	325	337
	Oxnard Union High School District GO	4.000%	8/1/2033	375	387
	Oxnard Union High School District GO	4.000%	8/1/2035	1,125	1,155
	Oxnard Union High School District GO	4.000%	8/1/2036	750	767
	Pajaro Valley Health Care District GO	5.000%	9/1/2046	2,750	2,754
	Pajaro Valley Unified School District GO	4.000%	8/1/2033	225	230
	Pajaro Valley Unified School District GO	4.000%	8/1/2034	250	255
	Pajaro Valley Unified School District GO	5.000%	8/1/2038	1,155	1,192
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2026	100	101
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2031	720	745
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2037	1,300	1,310
[6]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2026	1,100	1,123
[6]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,200	1,238
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	830	844
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	700	712
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,275	1,297
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,435	1,458
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	750	762
[5]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,000	2,031
[6]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/2042	1,160	1,173
[6]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/2044	800	873

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palo Alto CA COP	2.125%	11/1/2043	2,000	1,414
	Palo Alto Unified School District GO	3.250%	8/1/2042	3,000	2,750
	Palomar Community College District GO	5.000%	8/1/2033	2,805	2,928
	Palomar Health COP	5.000%	11/1/2026	920	913
	Palomar Health COP	5.000%	11/1/2027	750	739
[3]	Palomar Health GO	0.000%	8/1/2026	1,250	1,217
	Palomar Health GO	5.000%	8/1/2026	710	712
[5]	Palomar Health GO	0.000%	8/1/2027	16,165	14,988
[3]	Palomar Health GO	0.000%	8/1/2027	8,095	7,567
	Palomar Health GO	5.000%	8/1/2027	1,815	1,820
[3]	Palomar Health GO	0.000%	8/1/2028	955	856
	Palomar Health GO	5.000%	8/1/2028	1,640	1,641
	Palomar Health GO	5.000%	8/1/2028	10,070	10,079
[3]	Palomar Health GO	0.000%	8/1/2029	7,835	6,741
	Palomar Health GO	5.000%	8/1/2029	875	876
	Palomar Health GO	5.000%	8/1/2029	4,890	4,895
	Palomar Health GO	4.000%	8/1/2030	2,150	2,064
	Palomar Health GO	5.000%	8/1/2030	1,995	1,997
	Palomar Health GO	4.000%	8/1/2031	1,775	1,690
	Palomar Health GO	5.000%	8/1/2031	800	801
	Palomar Health GO	4.000%	8/1/2032	5,035	4,750
	Palomar Health GO	4.000%	8/1/2033	1,280	1,190
	Palomar Health GO	5.000%	8/1/2033	1,555	1,556
	Palomar Health GO	0.000%	8/1/2034	2,725	1,737
	Palomar Health GO	4.000%	8/1/2034	2,260	2,075
	Palomar Health GO	0.000%	8/1/2035	595	356
	Palomar Health GO	4.000%	8/1/2035	150	136
	Palomar Health GO	0.000%	8/1/2036	510	286
	Palomar Health GO	4.000%	8/1/2036	5,240	4,657
	Palomar Health GO	0.000%	8/1/2037	1,210	633
	Palomar Health GO	3.000%	8/1/2037	390	319
	Palomar Health GO	4.000%	8/1/2037	4,305	3,755
[3]	Palomar Health GO	0.000%	8/1/2038	1,130	608
[3]	Palomar Health GO	7.000%	8/1/2038	3,510	3,934
[3]	Palomar Health GO	0.000%	8/1/2039	10,690	5,384
	Palomar Health GO	0.000%	8/1/2039	25	11
	Palomar Health GO	6.750%	8/1/2040	2,500	2,672
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	3,760	3,737
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,000	2,964
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	20	18
[5]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/2026	320	312
	Paradise Unified School District COP	5.000%	5/1/2036	950	996
	Paradise Unified School District COP	5.000%	5/1/2039	1,100	1,142
	Paradise Unified School District COP	5.250%	5/1/2044	2,000	2,039
[5]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,910	1,877
[6]	Paramount Unified School District GO	4.000%	8/1/2030	70	75
[6]	Paramount Unified School District GO	4.000%	8/1/2031	125	134
[6]	Paramount Unified School District GO	4.000%	8/1/2034	150	159
[6]	Paramount Unified School District GO	4.000%	8/1/2035	300	315
[6]	Paramount Unified School District GO	4.000%	8/1/2037	390	405
[6]	Paramount Unified School District GO	4.000%	8/1/2040	450	459
	Paramount Unified School District GO	0.000%	8/1/2042	2,000	957
[6]	Paramount Unified School District GO	3.000%	8/1/2045	2,000	1,626
	Pasadena Area Community College District GO	5.000%	8/1/2041	825	910
	Pasadena Area Community College District GO	5.000%	8/1/2042	1,000	1,094
	Pasadena Area Community College District GO	5.000%	8/1/2043	500	541
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2040	1,050	592
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	1,000	533
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2042	1,200	602
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2043	1,000	472
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2033	595	647
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2035	750	816
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2036	1,000	1,083
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2037	1,000	1,079
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2038	600	643
	Peralta Community College District GO	5.000%	8/1/2030	1,280	1,444
	Peralta Community College District GO	5.000%	8/1/2031	2,315	2,669
	Peralta Community College District GO	5.000%	8/1/2033	1,540	1,836
	Peralta Community College District GO	5.250%	8/1/2042	2,000	2,209

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peralta Community College District GO	5.000%	8/1/2043	2,200	2,448
	Peralta Community College District GO	5.000%	8/1/2044	2,410	2,650
	Peralta Community College District GO	5.000%	8/1/2045	2,000	2,186
	Perris CA Union High School District GO	3.000%	9/1/2036	1,090	1,062
	Perris CA Union High School District GO	3.000%	9/1/2038	800	752
	Perris CA Union High School District GO	3.000%	9/1/2039	850	785
	Perris CA Union High School District GO	3.000%	9/1/2040	1,000	896
[3]	Perris CA Union High School District GO	4.000%	9/1/2040	2,000	2,032
	Perris CA Union High School District GO	2.125%	9/1/2041	2,500	1,821
	Piedmont Unified School District GO	3.000%	8/1/2039	180	167
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2026	150	147
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2026	900	903
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2027	1,220	1,224
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2028	1,285	1,288
[10]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2029	355	317
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/2029	1,350	1,354
[3]	Pittsburg Unified School District GO	5.000%	8/1/2039	1,100	1,222
[3]	Pittsburg Unified School District GO	5.000%	8/1/2040	2,010	2,212
[3]	Pittsburg Unified School District GO	5.000%	8/1/2041	3,325	3,628
[3]	Pittsburg Unified School District GO	5.000%	8/1/2042	3,820	4,127
[3]	Pittsburg Unified School District GO	5.000%	8/1/2043	2,000	2,143
[3]	Pittsburg Unified School District GO	4.125%	8/1/2045	2,000	1,977
	Pittsburg Unified School District GO	3.500%	8/1/2046	740	640
[1]	Pittsburg Unified School District GO TOB VRDO	2.810%	12/4/2025	7,575	7,575
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2031	150	128
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	1,500	1,480
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,500	1,465
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	954
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	1,250	1,178
[3]	Placer CA Union High School District GO	0.000%	8/1/2029	4,425	3,999
[3]	Placer CA Union High School District GO	0.000%	8/1/2030	2,400	2,108
[3]	Placer CA Union High School District GO	0.000%	8/1/2031	8,800	7,499
	Pleasanton Unified School District GO	4.000%	8/1/2034	1,050	1,070
	Pomona Unified School District GO	4.000%	8/1/2037	920	958
	Pomona Unified School District GO	5.250%	8/1/2038	1,000	1,144
	Pomona Unified School District GO	5.250%	8/1/2040	1,000	1,125
[3]	Pomona Unified School District GO	2.125%	8/1/2041	3,250	2,408
	Pomona Unified School District GO	5.000%	8/1/2041	375	422
	Pomona Unified School District GO	5.000%	8/1/2042	1,000	1,114
	Pomona Unified School District GO	5.000%	8/1/2043	700	771
	Pomona Unified School District GO	5.250%	8/1/2043	1,500	1,646
	Pomona Unified School District GO	5.000%	8/1/2044	615	671
	Pomona Unified School District GO	5.000%	8/1/2045	875	948
	Pomona Unified School District GO	5.000%	8/1/2046	1,000	1,074
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2040	1,670	1,917
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2041	2,680	3,049
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2042	3,500	3,944
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2043	2,500	2,789
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2044	1,000	1,105
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2027	1,250	1,305
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2028	1,610	1,680
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2029	925	964
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/2027	25	26
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2026	125	127
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2027	115	120
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2028	125	133
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2029	150	164
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2030	170	190
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2031	125	133
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2032	150	159
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2033	155	164
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2034	150	158
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2036	200	209
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2037	175	182

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2040	225	231
	Portola Valley School District GO	3.000%	8/1/2035	875	872
	Portola Valley School District GO	3.000%	8/1/2036	640	633
	Portola Valley School District GO	3.000%	8/1/2037	700	684
	Portola Valley School District GO	3.000%	8/1/2038	675	643
	Portola Valley School District GO	3.000%	8/1/2039	725	680
	Portola Valley School District GO	3.000%	8/1/2040	530	480
[6]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2040	550	614
[6]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2041	365	403
[6]	Poway Public Financing Authority Water Revenue	4.000%	6/1/2043	1,230	1,240
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/2026	1,370	1,372
	Poway Unified School District GO	0.000%	8/1/2028	9,070	8,444
	Poway Unified School District GO	0.000%	8/1/2029	10,310	9,331
	Poway Unified School District GO	0.000%	8/1/2030	100	88
	Poway Unified School District GO	0.000%	8/1/2031	2,375	2,027
	Poway Unified School District GO	0.000%	8/1/2034	3,500	2,697
	Poway Unified School District GO	0.000%	8/1/2035	8,475	6,264
	Poway Unified School District GO	0.000%	8/1/2036	9,420	6,649
	Poway Unified School District GO	0.000%	8/1/2038	6,495	4,178
	Poway Unified School District GO	0.000%	8/1/2039	3,445	2,114
	Poway Unified School District GO	0.000%	8/1/2041	3,000	1,654
	Poway Unified School District GO	0.000%	8/1/2046	18,860	7,528
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	2,500	2,549
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,600	1,844
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	2,845	3,166
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,900	2,183
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	3,000	3,330
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,250	1,427
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,850	2,095
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	500	549
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2026	190	192
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2027	315	321
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	265	276
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	390	406
[3]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	345	379
[3]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	325	357
[3]	Poway Unified School District Special Tax Revenue	2.875%	9/1/2033	180	173
[3]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2034	405	397
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2034	500	520
[3]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2035	235	229
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2036	715	738
[3]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2037	500	471
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2038	835	853
[3]	Poway Unified School District Special Tax Revenue	3.125%	9/1/2039	565	512
[3]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2040	970	981
[1,8]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	5,000	5,000
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2026	180	181
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2027	200	203
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2029	240	246
[6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2032	800	909
[6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2033	1,000	1,132
[6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2034	1,000	1,127
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	500	495
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	3,000	3,003
[6]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	4,900	5,383
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	800	852
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2039	800	851
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2041	390	370
[3]	Rancho Santiago Community College District GO	0.000%	9/1/2028	1,000	925
[3]	Rancho Santiago Community College District GO	0.000%	9/1/2030	14,450	12,616
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/2040	5,105	4,700
	Ravenswood CA City School District GO	4.000%	8/1/2032	130	136
[3]	Ravenswood CA City School District GO	5.000%	8/1/2032	255	299
[3]	Ravenswood CA City School District GO	5.000%	8/1/2033	280	334
[3]	Ravenswood CA City School District GO	5.000%	8/1/2034	175	211
[3]	Ravenswood CA City School District GO	5.000%	8/1/2035	400	486
	Ravenswood CA City School District GO	4.000%	8/1/2036	270	278
[3]	Ravenswood CA City School District GO	5.000%	8/1/2036	430	515
[3]	Ravenswood CA City School District GO	5.000%	8/1/2037	425	503

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ravenswood CA City School District GO	4.000%	8/1/2038	975	994
[3]	Ravenswood CA City School District GO	5.000%	8/1/2038	500	585
[3]	Ravenswood CA City School District GO	0.000%	8/1/2039	350	203
[3]	Ravenswood CA City School District GO	0.000%	8/1/2040	1,285	703
	Ravenswood CA City School District GO	4.000%	8/1/2040	590	597
[3]	Ravenswood CA City School District GO	0.000%	8/1/2041	1,250	643
[3]	Ravenswood CA City School District GO	0.000%	8/1/2042	1,070	514
[6]	Ravenswood CA City School District GO	5.000%	8/1/2043	2,075	2,218
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2027	1,350	1,404
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2030	800	856
[5]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/2035	500	500
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/2045	10,345	10,036
	Redlands Unified School District GO	5.000%	7/1/2043	2,475	2,731
	Redlands Unified School District GO	5.000%	7/1/2044	2,100	2,300
	Redlands Unified School District GO	5.000%	7/1/2045	2,355	2,568
	Redondo Beach Unified School District GO	5.000%	8/1/2041	200	228
	Redondo Beach Unified School District GO	5.000%	8/1/2042	285	322
	Redondo Beach Unified School District GO	5.000%	8/1/2043	250	279
	Redondo Beach Unified School District GO	5.000%	8/1/2044	300	332
	Redondo Beach Unified School District GO	5.000%	8/1/2045	500	550
	Redwood City CA Special Tax Revenue	5.000%	9/1/2029	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2038	1,845	1,751
	Redwood City School District GO	3.000%	8/1/2033	1,430	1,434
	Redwood City School District GO	3.000%	8/1/2040	1,490	1,345
	Rialto CA Special Tax Revenue	5.000%	9/1/2043	2,340	2,433
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2028	1,000	1,065
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2030	1,285	1,367
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	470	499
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2033	760	805
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2037	8,225	8,642
[6]	Rialto Unified School District COP	5.000%	9/1/2028	285	303
[6]	Rialto Unified School District COP	5.000%	9/1/2029	335	364
[6]	Rialto Unified School District COP	5.000%	9/1/2030	350	388
[6]	Rialto Unified School District COP	5.000%	9/1/2031	350	394
[6]	Rialto Unified School District COP	5.000%	9/1/2032	475	542
[6]	Rialto Unified School District COP	5.000%	9/1/2033	850	979
[6]	Rialto Unified School District COP	5.000%	9/1/2034	875	1,018
[6]	Rialto Unified School District COP	5.000%	9/1/2035	1,555	1,804
[6]	Rialto Unified School District GO	0.000%	8/1/2028	115	106
[6]	Rialto Unified School District GO	0.000%	8/1/2029	140	126
[6]	Rialto Unified School District GO	0.000%	8/1/2030	665	580
[6]	Rialto Unified School District GO	0.000%	8/1/2031	595	502
[6]	Rialto Unified School District GO	0.000%	8/1/2032	925	754
[6]	Rialto Unified School District GO	0.000%	8/1/2033	860	673
[6]	Rialto Unified School District GO	0.000%	8/1/2034	400	299
[6]	Rialto Unified School District GO	0.000%	8/1/2035	825	586
[6]	Rialto Unified School District GO	0.000%	8/1/2036	720	484
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2035	3,285	3,396
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2037	2,000	2,052
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/2039	760	811
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/2029	50	50
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2027	1,065	1,114
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2028	1,225	1,311
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2029	1,600	1,749
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2031	1,000	1,094
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2034	3,025	3,268
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2035	1,210	1,301
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2036	1,670	1,788
[3]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2037	1,600	1,704
[6]	Rio Elementary CA School District BAN GO	0.000%	7/1/2028	3,000	2,775
	Rio Hondo CA Community College District GO	0.000%	8/1/2031	2,045	1,744
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	5,000	3,682
	Rio Hondo CA Community College District GO	5.000%	8/1/2042	795	898
	Rio Hondo CA Community College District GO	5.000%	8/1/2043	500	557
	Rio Hondo CA Community College District GO	5.000%	8/1/2044	1,250	1,382
	Rio Hondo CA Community College District GO	5.000%	8/1/2045	1,250	1,375
[3]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	365	400
[3]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2037	300	327
[3]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2038	500	518
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2039	2,180	2,294

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2040	1,900	1,906
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2041	1,000	923
[3]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2042	1,000	1,012
[3]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	4,000	4,296
[3]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2043	1,500	1,528
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2044	1,660	1,603
	River Islands Public Financing Authority Special Tax Revenue	4.750%	9/1/2045	3,405	3,384
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2046	1,290	1,096
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2040	350	394
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2041	600	669
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2042	515	569
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	340	372
	Riverside CA Sewer Revenue	5.000%	8/1/2026	600	611
	Riverside CA Water Revenue	5.000%	10/1/2040	1,250	1,394
	Riverside CA Water Revenue	5.000%	10/1/2042	1,250	1,370
	Riverside Community College District GO	3.000%	8/1/2033	770	771
	Riverside Community College District GO	4.000%	8/1/2034	3,630	3,794
	Riverside Community College District GO	3.000%	8/1/2036	1,795	1,750
	Riverside Community College District GO	3.000%	8/1/2036	2,000	1,950
	Riverside Community College District GO	3.000%	8/1/2037	5,355	5,094
	Riverside Community College District GO	3.000%	8/1/2038	3,775	3,530
	Riverside Community College District GO	3.000%	8/1/2038	7,065	6,606
	Riverside Community College District GO	3.000%	8/1/2039	4,210	3,873
	Riverside Community College District GO	3.000%	8/1/2039	7,240	6,660
	Riverside Community College District GO	3.000%	8/1/2040	2,000	1,792
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2028	500	513
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2030	1,070	1,098
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2032	1,150	1,178
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2035	1,930	1,964
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2036	2,010	2,038
[6]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	3,535	3,682
[6]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,220	1,266
[6]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/2040	5,000	5,026
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2026	450	459
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2027	300	313
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2028	650	694
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2029	750	818
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2030	770	858
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2031	1,230	1,396
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2032	1,180	1,360
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2033	1,000	1,165
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,160	1,163
[6]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2032	590	602
[6]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,015	1,030
[6]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	3,750	3,761
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2029	1,900	1,983
[6]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	3.000%	10/1/2035	340	340
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2031	5,000	4,179
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2032	4,000	3,226
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2033	5,500	4,268
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2034	6,805	5,075
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	4,150	4,222
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	6,760	6,840
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	3,750	3,742
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2041	3,500	3,437
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	1,000	915
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,752	2,487
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2030	630	681
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2031	600	648
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2032	550	593
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2033	635	683

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2034	650	698
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2035	1,100	1,176
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2036	935	995
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,385	1,387
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/2029	850	873
	Riverside Unified School District GO	4.000%	8/1/2030	850	872
	Riverside Unified School District GO	4.000%	8/1/2031	1,250	1,280
	Riverside Unified School District GO	4.000%	8/1/2034	1,135	1,157
	Riverside Unified School District GO	3.000%	8/1/2036	2,000	1,950
	Riverside Unified School District GO	3.000%	8/1/2037	4,800	4,566
	Riverside Unified School District GO	3.000%	8/1/2038	2,310	2,160
	Riverside Unified School District GO	3.000%	8/1/2039	5,000	4,599
	Riverside Unified School District GO	3.000%	8/1/2040	7,500	6,720
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2039	500	527
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2044	690	710
[6]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2027	1,550	1,585
[6]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,650	1,707
[6]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2029	1,820	1,905
	Romoland School District Special Tax Revenue	4.000%	9/1/2026	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2028	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/2029	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/2031	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/2032	100	102
	Romoland School District Special Tax Revenue	4.000%	9/1/2033	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2034	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2035	115	116
	Romoland School District Special Tax Revenue	5.000%	9/1/2038	250	269
	Romoland School District Special Tax Revenue	5.000%	9/1/2039	610	655
	Romoland School District Special Tax Revenue	5.000%	9/1/2043	440	458
	Romoland School District Special Tax Revenue	5.000%	9/1/2044	565	583
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2032	250	258
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2033	350	361
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	110	111
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	100	101
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	220	223
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	209
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	200	206
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	240	246
	Roseville CA Special Tax Revenue	5.000%	9/1/2029	425	426
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	125	129
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	85	88
	Roseville CA Special Tax Revenue	4.000%	9/1/2031	165	170
	Roseville CA Special Tax Revenue	4.000%	9/1/2032	265	272
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	250	257
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	570	587
	Roseville CA Special Tax Revenue	4.000%	9/1/2034	500	513
	Roseville CA Special Tax Revenue	5.000%	9/1/2034	250	271
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	750	762
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	485	491
	Roseville CA Special Tax Revenue	2.500%	9/1/2037	1,540	1,275
	Roseville CA Special Tax Revenue	5.000%	9/1/2039	1,000	1,055
[2]	Roseville CA Special Tax Revenue	5.000%	9/1/2040	400	416
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	305	295
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	2,290	2,214
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	500	481
	Roseville CA Special Tax Revenue	5.000%	9/1/2044	700	713
[2]	Roseville CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,018
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2027	1,100	1,149
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2029	750	783
[3]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2030	2,000	2,088
[3]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2031	2,665	2,780
[6]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/2026	300	296
[6]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/2027	370	356
[6]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/2028	615	579
[6]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/2035	2,000	1,746
	Roseville Joint Union High School District GO	0.000%	8/1/2026	500	491

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Roseville Joint Union High School District GO	0.000%	8/1/2028	500	458
[3]	Roseville Joint Union High School District GO	0.000%	8/1/2029	3,215	2,902
	Roseville Joint Union High School District GO	0.000%	8/1/2029	1,085	956
	Roseville Joint Union High School District GO	0.000%	8/1/2030	1,000	845
[3]	Roseville Joint Union High School District GO	0.000%	8/1/2031	6,815	5,798
	Roseville Joint Union High School District GO	0.000%	8/1/2031	1,585	1,282
	Roseville Joint Union High School District GO	0.000%	8/1/2033	500	395
	Roseville Joint Union High School District GO	0.000%	8/1/2039	530	300
	Roseville Joint Union High School District GO	0.000%	8/1/2040	500	265
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	455	466
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	1,725	1,799
[3]	Ross Valley CA School District GO	0.000%	7/1/2026	510	506
	Rowland Unified School District GO	4.000%	8/1/2043	2,135	2,151
	Rowland Unified School District GO	4.000%	8/1/2045	4,225	4,186
[6]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2026	280	280
[6]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2027	650	651
[6]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2028	250	250
[6]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2029	500	501
[6]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,280	1,282
[6]	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2034	1,340	1,342
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/2040	2,390	2,422
	Sacramento CA City Unified School District GO	5.000%	8/1/2027	205	213
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/2028	625	649
[6]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,000	1,065
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/2029	230	242
[6]	Sacramento CA City Unified School District GO	5.000%	7/1/2029	1,885	2,054
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2029	200	210
[6]	Sacramento CA City Unified School District GO	5.000%	7/1/2030	2,300	2,563
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2030	200	213
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2031	220	234
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2033	200	211
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2034	605	636
[3]	Sacramento CA City Unified School District GO	6.000%	8/1/2034	1,380	1,728
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2035	450	471
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2037	1,000	1,034
[6]	Sacramento CA City Unified School District GO	5.000%	8/1/2038	1,000	1,084
[6]	Sacramento CA City Unified School District GO	5.000%	8/1/2039	2,010	2,172
[6]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	2,000	2,137
[6]	Sacramento CA City Unified School District GO	4.000%	8/1/2042	4,350	4,374
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	3,320	3,623
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	1,400	1,540
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	2,650	2,915
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	9,730	10,512
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	2,870	3,123
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	3,085	3,357
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,750	2,969
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,740	4,038
[3]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/2029	2,215	2,405
	Sacramento CA Special Tax Revenue	4.000%	9/1/2026	505	508
	Sacramento CA Special Tax Revenue	4.000%	9/1/2028	635	649
	Sacramento CA Special Tax Revenue	4.000%	9/1/2030	260	269
	Sacramento CA Special Tax Revenue	4.000%	9/1/2031	220	228
	Sacramento CA Special Tax Revenue	4.000%	9/1/2032	315	325
	Sacramento CA Special Tax Revenue	4.000%	9/1/2034	560	573
	Sacramento CA Special Tax Revenue	4.000%	9/1/2036	660	669
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2027	1,535	1,588
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,605	1,699
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,500	1,589
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2029	1,240	1,313
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2030	930	985
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	2,000	2,120
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	1,600	1,696
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2032	1,395	1,476
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2033	985	1,041
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,250	1,319
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,520	1,603
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2035	2,000	2,107
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2037	2,405	2,520
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,290	1,348
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,375	1,437

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento CA Water Revenue	5.000%	9/1/2042	6,465	6,637
[5]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2027	15,815	14,896
[5]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2031	5,000	4,149
[5]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2034	10,360	7,658
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,038
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,815	1,884
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2028	1,410	1,505
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,410	3,635
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2031	1,845	1,966
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	665	708
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,510	1,607
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	750	797
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	1,250	1,319
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,530	2,662
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	1,017
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2040	4,000	4,040
[6]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/2038	960	982
[3]	Sacramento County CA COP	5.000%	10/1/2028	695	745
[3]	Sacramento County CA COP	5.000%	10/1/2029	1,700	1,865
	Sacramento County CA Housing Authority Local or Guaranteed Housing Revenue	4.125%	5/1/2040	2,470	2,504
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2027	2,360	2,432
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2028	3,000	3,134
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2029	3,105	3,281
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2030	7,030	7,503
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2032	3,050	3,281
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2034	3,400	3,640
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2035	1,635	1,746
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2036	1,000	1,064
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2037	1,200	1,271
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2042	5,000	5,154
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	1,000	1,149
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	1,250	1,428
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	2,245	2,530
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	1,675	1,871
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2042	2,370	2,622
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2042	2,000	2,231
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2043	3,125	3,419
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2043	2,000	2,204
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	14,560	14,483
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2045	4,000	4,357
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	11,500	12,710
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2035	850	876
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2036	680	697
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2037	950	968
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2038	2,820	2,857
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2039	2,930	2,966
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2040	2,045	2,066
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2041	1,075	1,084
[6]	Salinas City Elementary School District GO	5.000%	8/1/2043	1,050	1,126
	Salinas Union High School District GO	4.000%	8/1/2036	1,000	1,030
	Salinas Union High School District GO	4.000%	8/1/2038	1,200	1,224
	Salinas Union High School District GO	5.000%	8/1/2038	600	710
	Salinas Union High School District GO	4.000%	8/1/2039	1,000	1,017
	Salinas Union High School District GO	5.000%	8/1/2039	500	587
	Salinas Union High School District GO	4.000%	8/1/2040	1,000	1,010
	Salinas Union High School District GO	5.000%	8/1/2040	500	577
	Salinas Union High School District GO	5.000%	8/1/2041	1,380	1,522
	Salinas Union High School District GO	5.000%	8/1/2041	650	742
	Salinas Union High School District GO	5.000%	8/1/2042	1,000	1,129
	Salinas Union High School District GO	5.000%	8/1/2043	800	891
	Salinas Union High School District GO	5.000%	8/1/2044	1,000	1,106
[3]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2027	1,245	1,301
[3]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2028	2,315	2,474
[3]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2029	1,415	1,513
[3]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2030	1,115	1,193
[3]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2035	2,500	2,640
[3]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2038	3,250	3,399
[3]	San Bernardino City Unified School District COP	4.375%	10/1/2043	5,000	5,130
[5]	San Bernardino City Unified School District GO	0.000%	8/1/2026	1,300	1,275
[5]	San Bernardino City Unified School District GO	0.000%	8/1/2027	310	295

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	San Bernardino City Unified School District GO	0.000%	8/1/2027	455	434
[3]	San Bernardino City Unified School District GO	1.250%	8/1/2029	450	411
[3]	San Bernardino City Unified School District GO	4.000%	8/1/2029	1,100	1,157
[3]	San Bernardino City Unified School District GO	0.000%	8/1/2030	11,700	10,188
[3]	San Bernardino City Unified School District GO	5.000%	8/1/2030	630	657
[3]	San Bernardino City Unified School District GO	1.625%	8/1/2031	2,000	1,788
	San Bernardino Community College District GO	5.000%	8/1/2041	2,660	3,045
	San Bernardino Community College District GO	5.000%	8/1/2042	4,000	4,517
	San Bernardino Community College District GO	5.000%	8/1/2043	4,200	4,680
[6]	San Bernardino Community College District GO	0.000%	8/1/2044	7,000	3,082
	San Bernardino Community College District GO	0.000%	8/1/2044	4,200	1,708
	San Bernardino Community College District GO	0.000%	8/1/2045	2,825	1,079
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	665	685
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2027	815	844
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2029	1,315	1,369
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2030	215	224
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2031	2,365	2,461
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2032	2,735	2,843
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2033	815	846
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2034	3,055	3,169
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2035	1,635	1,694
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2036	1,525	1,577
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2037	1,070	1,105
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,255	1,294
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	1,000	1,026
[1,8]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.850%	12/1/2025	5,510	5,510
	San Diego CA Unified School District GO	0.000%	7/1/2029	3,375	3,068
	San Diego CA Unified School District GO	0.000%	7/1/2029	940	836
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,010	1,724
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,570	2,277
	San Diego CA Unified School District GO	0.000%	7/1/2030	3,330	2,950
	San Diego CA Unified School District GO	5.000%	7/1/2030	1,000	1,131
	San Diego CA Unified School District GO	0.000%	7/1/2031	2,300	1,898
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,000	1,584
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,750	2,270
	San Diego CA Unified School District GO	0.000%	7/1/2034	2,700	2,099
	San Diego CA Unified School District GO	4.000%	7/1/2034	3,000	3,199
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,275	952
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,025	714
	San Diego CA Unified School District GO	4.000%	7/1/2035	2,000	2,119
	San Diego CA Unified School District GO	4.000%	7/1/2036	1,640	1,700
	San Diego CA Unified School District GO	4.000%	7/1/2036	2,145	2,224
	San Diego CA Unified School District GO	4.000%	7/1/2036	3,000	3,153
	San Diego CA Unified School District GO	0.000%	7/1/2037	2,000	1,362
	San Diego CA Unified School District GO	3.000%	7/1/2037	4,000	3,888
	San Diego CA Unified School District GO	4.000%	7/1/2037	1,735	1,786
	San Diego CA Unified School District GO	4.000%	7/1/2037	1,585	1,632
	San Diego CA Unified School District GO	5.000%	7/1/2037	2,770	3,276
	San Diego CA Unified School District GO	3.000%	7/1/2038	5,095	4,829
	San Diego CA Unified School District GO	4.000%	7/1/2038	1,805	1,849
	San Diego CA Unified School District GO	5.000%	7/1/2038	1,805	2,118
	San Diego CA Unified School District GO	0.000%	7/1/2039	4,160	2,567
	San Diego CA Unified School District GO	4.000%	7/1/2039	1,570	1,603
	San Diego CA Unified School District GO	4.000%	7/1/2039	2,030	2,073
	San Diego CA Unified School District GO	5.000%	7/1/2039	360	407
	San Diego CA Unified School District GO	5.000%	7/1/2039	3,000	3,497
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,500	870
	San Diego CA Unified School District GO	5.000%	7/1/2040	485	542
	San Diego CA Unified School District GO	5.000%	7/1/2040	2,820	3,237
	San Diego CA Unified School District GO	5.000%	7/1/2041	620	687
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,000	1,136
	San Diego CA Unified School District GO	5.000%	7/1/2041	5,050	5,739
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,635	3,188
	San Diego CA Unified School District GO	0.000%	7/1/2042	2,800	1,444
	San Diego CA Unified School District GO	5.000%	7/1/2042	430	472
	San Diego CA Unified School District GO	5.000%	7/1/2042	520	585
	San Diego CA Unified School District GO	5.000%	7/1/2042	4,225	4,752
	San Diego CA Unified School District GO	5.000%	7/1/2042	2,600	3,088
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,000	484
	San Diego CA Unified School District GO	5.000%	7/1/2043	600	667

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego CA Unified School District GO	5.000%	7/1/2043	4,000	4,448
San Diego CA Unified School District GO	5.000%	7/1/2043	520	611
San Diego CA Unified School District GO	0.000%	7/1/2044	3,000	1,369
San Diego CA Unified School District GO	5.000%	7/1/2044	680	746
San Diego CA Unified School District GO	5.000%	7/1/2044	1,575	1,728
San Diego CA Unified School District GO	5.000%	7/1/2044	655	764
San Diego CA Unified School District GO	5.000%	7/1/2044	2,000	2,213
San Diego CA Unified School District GO	5.000%	7/1/2044	2,250	2,490
San Diego CA Unified School District GO	0.000%	7/1/2045	4,840	2,094
San Diego CA Unified School District GO	4.000%	7/1/2045	1,875	1,855
San Diego CA Unified School District GO	5.000%	7/1/2045	1,380	1,505
San Diego CA Unified School District GO	5.000%	7/1/2045	500	582
San Diego CA Unified School District GO	5.000%	7/1/2045	1,220	1,341
San Diego CA Unified School District GO	5.000%	7/1/2045	2,540	2,792
San Diego CA Unified School District GO	4.000%	7/1/2046	2,500	2,454
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	4,925	4,846
San Diego CA Unified School District GO, ETM	0.000%	7/1/2026	3,500	3,444
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	5,470	5,234
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,370	1,311
San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,690	1,617
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	1,115	1,038
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	960	894
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	2,390	2,225
San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	3,535	3,291
San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	310	281
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	625	550
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	3,915	3,448
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	5,220	4,597
San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,000	881
San Diego Community College District GO	4.000%	8/1/2041	1,450	1,500
San Diego Community College District GO	4.000%	8/1/2042	2,000	2,033
San Diego Community College District GO	4.000%	8/1/2043	2,000	2,016
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2027	2,035	2,113
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2028	1,140	1,217
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2029	2,755	3,010
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2030	780	850
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2031	1,600	1,743
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,000	1,040
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,315	1,366
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	455	504
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	800	903
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,870	2,024
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,010	1,048
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,925	3,157
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,000	1,036
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	2,765	2,860
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	410	449
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	8,000	8,172
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	1,600	1,658
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	1,690	1,745
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	560	610
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,850	3,093
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	585	635
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	3,035	3,281
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	615	665
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	6,025	6,413
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	650	698
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,120
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2041	2,520	2,533
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	2,250	2,491
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	680	769
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	3,000	3,061
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,500	2,733
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,350	1,504
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,455	1,577
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,220	1,345
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,470	2,558
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,935	3,199
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	3,190	3,462
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2038	3,665	4,063

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	2,250	2,519
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	2,000	2,217
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	9,270	9,422
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,110	1,234
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2037	3,360	3,549
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,500	1,693
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,500	2,770
[1]	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue TOB VRDO	2.820%	12/4/2025	7,025	7,025
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2040	3,000	3,473
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,240	2,564
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	2,670	3,024
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,275	3,668
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	2,230	2,475
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,995	2,199
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2038	1,000	1,094
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2040	800	898
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2041	1,630	1,756
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2042	1,000	1,103
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	1,420	1,576
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	1,000	1,101
[3]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/2026	3,665	3,589
	San Dieguito School Facilities Financing Authority Special Tax Revenue	5.000%	3/1/2032	1,000	1,056
	San Dieguito Union High School District GO	3.000%	8/1/2037	1,125	1,099
	San Dieguito Union High School District GO	3.000%	8/1/2038	5,690	5,421
	San Dieguito Union High School District GO	3.000%	8/1/2039	1,220	1,141
	San Dieguito Union High School District GO	3.000%	8/1/2040	2,235	2,017
	San Dieguito Union High School District GO	3.000%	8/1/2041	1,250	1,103
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	6,000	7,053
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2033	7,815	9,323
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	4,005	4,197
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,500	10,270
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,250	9,968
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	1,625	1,692
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	6,635	8,075
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	8,000	9,737
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	3,700	4,503
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2039	2,500	1,919
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	2,000	1,462
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,500	4,056
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,390	2,739
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	3,805	4,311
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	3,255	3,651
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,810	2,005
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	2,385	2,628
[1]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	2.500%	12/1/2025	1,530	1,530
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2034	1,615	1,639
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	2,240	2,254
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	10,410	8,589
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2031	1,915	1,950
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2030	2,180	2,254
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2031	2,265	2,341
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2032	2,355	2,430
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2033	2,450	2,522
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/2029	3,035	3,164
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	8,085	8,105
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/2030	6,225	6,486
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	8,405	8,426
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/2031	6,075	6,104
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2042	500	554
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2043	500	498
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2044	325	353
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2045	125	122
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2042	1,000	1,065
	San Francisco CA City & County COP	5.000%	4/1/2039	6,990	8,065
	San Francisco CA City & County COP	5.000%	4/1/2040	8,720	9,923
	San Francisco CA City & County COP	5.000%	4/1/2041	6,075	6,841
	San Francisco CA City & County COP	4.000%	4/1/2043	1,065	1,061
	San Francisco CA City & County COP	4.000%	4/1/2044	1,260	1,242
	San Francisco CA City & County COP	4.000%	4/1/2045	7,590	7,372
	San Francisco CA City & County COP	4.000%	4/1/2045	800	782

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2026	150	151
[1]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2031	375	383
[1]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2036	2,100	2,114
	San Francisco CA City & County GO	2.000%	6/15/2031	1,815	1,696
	San Francisco CA City & County GO	2.000%	6/15/2032	4,110	3,782
	San Francisco CA City & County GO	4.000%	6/15/2032	5,460	5,661
	San Francisco CA City & County GO	2.000%	6/15/2033	4,775	4,312
	San Francisco CA City & County GO	4.000%	6/15/2035	200	205
	San Francisco CA City & County GO	4.000%	6/15/2037	1,145	1,175
	San Francisco CA City & County GO	4.000%	6/15/2042	4,500	4,525
	San Francisco CA City & County GO	4.000%	6/15/2042	3,270	3,288
[1]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	500	544
[1]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	420	457
[1]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2037	500	530
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	3,980	4,169
[1]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	45,900	45,900
[1,6,8]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.860%	12/4/2025	15,050	15,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	5,400	6,508
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	2,585	3,115
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	4,330	5,376
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	2,775	3,456
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	2,500	2,594
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,550	1,761
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,570	1,924
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	2,000	2,048
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	2,530	2,840
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	1,000	1,143
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	3,200	3,546
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	750	844
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,220	2,431
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,795	3,060
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	1,480	1,621
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	570	633
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	1,675	1,883
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	5,000	5,601
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	9,090	9,763
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	2,000	2,229
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2037	7,750	7,984
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	10,800	11,558
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	8,705	8,929
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10,000	10,665
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	4,875	4,959
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,720	1,740
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2040	3,500	3,948
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	2,250	2,505
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	2,750	3,026
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	3,250	3,514
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	1,555	1,696
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	2,635	2,851
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/2039	1,240	1,268
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2039	1,235	1,280
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	3,550	3,765
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	3,135	3,301

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	4,790	5,031
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	1,000	1,139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2039	1,400	1,464
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,595	1,767
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	1,890	1,891
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	25,340	26,132
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	11,725	12,713
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	45,655	47,845
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	495	525
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,375	1,603
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,000	1,166
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,490	1,737
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	1,500	1,749
[3]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2039	1,100	1,258
[3]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2040	1,500	1,705
[3]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2041	1,655	1,864
[3]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2042	1,250	1,394
[3]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2043	1,000	1,105
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2026	510	518
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2028	885	898
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2029	755	766
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2030	605	614
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2031	935	948
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2032	860	872
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2033	750	760
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2034	555	562
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2035	620	628
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2036	780	789
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2027	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2029	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2031	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	450	456
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	1,000	1,014
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	670	679
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	660	669
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	700	709
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	660	669
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	400	405
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	900	911
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	350	354
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	625	633
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/2043	2,210	2,392
	San Francisco Community College District GO	5.000%	6/15/2029	760	832
[6]	San Francisco Community College District GO	5.000%	6/15/2030	575	646
	San Francisco Community College District GO	5.000%	6/15/2031	500	561
[6]	San Francisco Community College District GO	5.000%	6/15/2031	430	494
	San Francisco Community College District GO	5.000%	6/15/2032	805	900
[6]	San Francisco Community College District GO	5.000%	6/15/2032	575	672

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Community College District GO	4.000%	6/15/2033	850	895
[6]	San Francisco Community College District GO	5.000%	6/15/2033	750	890
	San Francisco Community College District GO	4.000%	6/15/2034	595	624
[6]	San Francisco Community College District GO	5.000%	6/15/2034	800	960
[6]	San Francisco Community College District GO	5.000%	6/15/2039	1,200	1,371
[6]	San Francisco Community College District GO	5.000%	6/15/2040	1,600	1,808
[6]	San Francisco Community College District GO	5.000%	6/15/2041	5,300	5,932
[6]	San Francisco Community College District GO	5.000%	6/15/2042	5,665	6,281
[6]	San Francisco Community College District GO	5.000%	6/15/2043	6,335	6,958
[6]	San Francisco Community College District GO	5.000%	6/15/2044	5,000	5,444
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	1,310	1,312
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2041	620	621
	San Francisco Unified School District GO	4.000%	6/15/2033	3,140	3,220
	San Francisco Unified School District GO	5.000%	6/15/2033	1,220	1,432
	San Francisco Unified School District GO	5.000%	6/15/2034	1,410	1,645
	San Francisco Unified School District GO	4.000%	6/15/2035	2,010	2,048
	San Francisco Unified School District GO	5.000%	6/15/2035	1,200	1,393
	San Francisco Unified School District GO	4.000%	6/15/2036	2,540	2,582
	San Francisco Unified School District GO	5.000%	6/15/2036	2,750	3,165
	San Francisco Unified School District GO	5.000%	6/15/2037	7,565	8,241
	San Francisco Unified School District GO	3.000%	6/15/2038	9,120	8,596
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,335
	San Francisco Unified School District GO	3.000%	6/15/2039	9,000	8,346
	San Francisco Unified School District GO	5.000%	6/15/2039	2,065	2,230
	San Francisco Unified School District GO	5.000%	6/15/2039	2,750	3,098
	San Francisco Unified School District GO	3.000%	6/15/2040	7,025	6,356
	San Francisco Unified School District GO	5.000%	6/15/2040	3,000	3,345
	San Francisco Unified School District GO	5.000%	6/15/2041	1,100	1,216
	San Francisco Unified School District GO	5.000%	6/15/2042	1,395	1,527
	San Francisco Unified School District GO	5.000%	6/15/2043	1,855	2,014
	San Gabriel Unified School District GO	0.000%	8/1/2036	1,300	892
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2028	1,080	1,093
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2029	1,165	1,178
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2030	1,225	1,239
[3]	San Jacinto Unified School District COP	5.000%	9/1/2029	1,255	1,363
[3]	San Jacinto Unified School District COP	5.000%	9/1/2031	1,385	1,543
[3]	San Jacinto Unified School District COP	5.000%	9/1/2033	1,525	1,685
[3]	San Jacinto Unified School District COP	5.000%	9/1/2035	1,685	1,844
[6]	San Jacinto Unified School District GO	3.750%	8/1/2041	300	295
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2033	7,115	7,359
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	1,485	1,533
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2038	3,385	3,616
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	2,645	2,785
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	17,480	17,846
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2027	100	97
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2031	140	119
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	1,160	946
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	725	547
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	10,725	11,204
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	8,945	9,344
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	120	87
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2035	1,730	1,798
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2036	1,415	1,464
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2037	435	447
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2038	610	624
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2039	315	320
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2040	485	488
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2044	2,000	1,894
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	2,200	2,201
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2026	200	202
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2027	170	175
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2028	225	237
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2029	275	295
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2030	375	409
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2031	700	775
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2032	725	812
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2033	760	847
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2034	765	854
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2035	370	388
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2036	375	391

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2037	1,000	1,037
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2038	620	641
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2039	755	779
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2040	1,275	1,313
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	71,790	81,823
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	9,245	9,862
	San Jose CA Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,000	2,019
	San Jose Evergreen Community College District GO	4.000%	9/1/2031	700	727
	San Jose Evergreen Community College District GO	4.000%	9/1/2032	985	1,020
	San Jose Evergreen Community College District GO	4.000%	9/1/2033	850	877
	San Jose Evergreen Community College District GO	3.000%	9/1/2037	2,250	2,153
	San Jose Evergreen Community College District GO	3.000%	9/1/2038	4,150	3,915
	San Jose Evergreen Community College District GO	3.000%	9/1/2039	3,500	3,258
	San Jose Evergreen Community College District GO	4.000%	9/1/2041	2,600	2,675
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	2,345	2,380
	San Jose Evergreen Community College District GO	4.000%	9/1/2043	1,500	1,511
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,325	1,495
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	2,000	2,232
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,250	1,372
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,455	2,560
[5]	San Jose Unified School District GO	0.000%	8/1/2028	8,455	7,909
	San Juan Unified School District GO	4.000%	8/1/2030	700	729
	San Juan Unified School District GO	4.000%	8/1/2031	1,000	1,038
	San Juan Unified School District GO	4.000%	8/1/2032	1,270	1,317
	San Juan Unified School District GO	3.000%	8/1/2036	2,630	2,565
	San Juan Unified School District GO	2.375%	8/1/2040	2,000	1,578
	San Juan Unified School District GO	2.375%	8/1/2041	1,955	1,496
	San Juan Unified School District GO	4.000%	8/1/2041	1,500	1,527
	San Juan Unified School District GO	5.000%	8/1/2041	4,000	4,297
	San Juan Unified School District GO	4.000%	8/1/2042	2,500	2,517
	San Juan Unified School District GO	5.250%	8/1/2042	10,585	12,169
	San Juan Unified School District GO	4.000%	8/1/2043	2,510	2,504
	San Juan Unified School District GO	5.250%	8/1/2043	5,000	5,673
	San Juan Unified School District GO	4.000%	8/1/2044	4,665	4,597
	San Juan Unified School District GO	5.250%	8/1/2044	4,000	4,503
[6]	San Leandro Unified School District GO	4.000%	8/1/2028	200	208
[6]	San Leandro Unified School District GO	4.000%	8/1/2030	355	368
[6]	San Leandro Unified School District GO	4.000%	8/1/2031	415	430
[6]	San Leandro Unified School District GO	4.000%	8/1/2032	500	517
[6]	San Leandro Unified School District GO	4.000%	8/1/2033	400	413
[6]	San Leandro Unified School District GO	4.000%	8/1/2034	670	690
[6]	San Leandro Unified School District GO	4.000%	8/1/2034	1,200	1,261
[6]	San Leandro Unified School District GO	4.000%	8/1/2035	275	282
[6]	San Leandro Unified School District GO	4.000%	8/1/2035	1,325	1,385
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2028	155	158
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2030	120	124
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2032	100	103
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2033	100	103
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2036	325	330
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2039	660	657
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2041	150	145
	San Luis Obispo County Community College District GO	4.000%	8/1/2040	500	517
	San Luis Obispo County Community College District GO	4.000%	8/1/2041	700	716
	San Luis Obispo County Community College District GO	4.000%	8/1/2042	900	910
	San Luis Obispo County Community College District GO	4.000%	8/1/2043	900	901
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2040	2,540	2,874
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2041	1,665	1,868
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2042	1,615	1,797
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2027	600	625
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2028	890	926
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2030	750	781
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2031	1,060	1,103
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2032	850	884
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2033	1,135	1,178
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2035	1,000	1,034
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2036	1,325	1,367
[3]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2037	1,750	1,802
	San Marcos Unified School District GO	0.000%	8/1/2030	2,000	1,761
	San Marcos Unified School District GO	0.000%	8/1/2031	2,000	1,709
	San Marcos Unified School District GO	0.000%	8/1/2032	1,165	966

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Marcos Unified School District GO	0.000%	8/1/2032	2,500	2,067
	San Marcos Unified School District GO	5.000%	8/1/2036	1,200	1,454
	San Marcos Unified School District GO	0.000%	8/1/2041	3,000	1,642
	San Marcos Unified School District GO	5.000%	8/1/2041	1,750	1,990
	San Marcos Unified School District GO	5.000%	8/1/2041	900	1,023
	San Marcos Unified School District GO	0.000%	8/1/2042	1,140	584
	San Marcos Unified School District GO	5.000%	8/1/2042	4,050	4,552
	San Marcos Unified School District GO	0.000%	8/1/2043	1,500	721
	San Marcos Unified School District GO	5.000%	8/1/2043	4,000	4,450
	San Marcos Unified School District GO	5.000%	8/1/2044	780	860
	San Marcos Unified School District GO	5.000%	8/1/2045	890	977
[5]	San Mateo County Community College District GO	0.000%	9/1/2028	6,550	6,107
[5]	San Mateo County Community College District GO	0.000%	3/1/2031	2,375	2,073
	San Mateo County Community College District GO	4.000%	9/1/2034	2,670	2,752
[5]	San Mateo County Community College District GO	0.000%	9/1/2035	11,000	8,226
[5]	San Mateo County Community College District GO	0.000%	9/1/2036	18,855	13,490
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	1,016
	San Mateo Foster City CA School District GO	4.000%	8/1/2043	1,200	1,210
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2035	1,535	1,605
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2036	1,505	1,627
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2039	1,275	1,299
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2037	4,755	4,620
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2038	4,900	4,641
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2039	5,045	4,702
[3]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2035	4,875	5,194
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2036	6,075	6,454
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2037	6,435	6,813
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,075	7,331
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	7/15/2026	5,000	5,051
[3]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2042	3,815	3,861
[5]	San Rafael CA City High School District GO	0.000%	8/1/2026	3,315	3,256
[5]	San Rafael CA City High School District GO	0.000%	8/1/2029	6,505	5,870
	San Rafael CA City High School District GO	4.000%	8/1/2035	1,075	1,114
	San Rafael CA City High School District GO	4.000%	8/1/2036	1,200	1,236
	San Rafael CA City High School District GO	3.000%	8/1/2038	2,875	2,739
	San Rafael CA City High School District GO	3.000%	8/1/2039	2,500	2,339
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,450	1,305
[5]	San Rafael City Elementary School District GO	0.000%	8/1/2028	3,175	2,941
[5]	San Rafael City Elementary School District GO	0.000%	8/1/2029	3,025	2,726
	San Rafael City Elementary School District GO	3.000%	8/1/2037	825	788
[10]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2027	1,700	1,638
[10]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2028	1,800	1,679
[6]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2026	1,595	1,598
[6]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2027	1,670	1,673
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2026	100	101
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2027	100	102
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2028	115	120
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2029	100	106
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2030	105	113
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2031	200	214
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2032	125	134
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2036	530	555
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2037	300	312
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/2038	290	240
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/2039	870	717
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2040	300	305
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2045	900	889
[5]	San Ysidro School District GO	0.000%	8/1/2026	4,770	4,671
[5]	San Ysidro School District GO	0.000%	8/1/2029	1,100	977
[3]	San Ysidro School District GO	5.000%	8/1/2040	1,115	1,244
[3]	San Ysidro School District GO	5.000%	8/1/2040	1,105	1,233
[3]	San Ysidro School District GO	5.000%	8/1/2041	1,155	1,276
[3]	San Ysidro School District GO	5.000%	8/1/2041	1,220	1,347
[6]	San Ysidro School District GO	5.000%	8/1/2045	2,840	3,094
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2033	435	497
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2038	2,000	2,221
[3]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	6,780	7,394
[6]	Sanger Unified School District GO	3.000%	8/1/2035	680	666
[6]	Sanger Unified School District GO	3.000%	8/1/2036	750	731
[6]	Sanger Unified School District GO	3.000%	8/1/2037	820	797

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Sanger Unified School District GO	4.000%	8/1/2037	330	345
[6]	Sanger Unified School District GO	3.000%	8/1/2039	375	353
[6]	Sanger Unified School District GO	4.000%	8/1/2039	330	341
[6]	Sanger Unified School District GO	4.000%	8/1/2040	250	255
[6]	Sanger Unified School District GO	4.000%	8/1/2041	325	330
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2029	350	358
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2030	500	511
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2031	510	521
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2032	500	511
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2033	880	898
[3]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/2032	1,750	1,416
[5]	Santa Ana Unified School District GO	0.000%	8/1/2031	4,020	3,401
[3]	Santa Ana Unified School District GO	0.000%	8/1/2034	11,400	8,727
[3]	Santa Ana Unified School District GO	0.000%	8/1/2037	3,330	2,228
	Santa Ana Unified School District GO	4.000%	8/1/2045	5,680	5,574
	Santa Barbara County College School District GO	0.000%	8/1/2033	1,000	796
	Santa Barbara Unified School District GO	4.000%	8/1/2030	875	895
[7]	Santa Barbara Unified School District GO, 5.400% coupon rate effective 8/1/2027	0.000%	8/1/2045	1,060	1,064
	Santa Clara County CA GO	3.500%	8/1/2038	70	69
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,000	1,958
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	2,000	1,913
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,000	1,886
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,500	2,363
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	2,000	1,866
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	2,000	1,819
	Santa Clara Unified School District GO	3.000%	7/1/2032	390	391
	Santa Clara Unified School District GO	3.250%	7/1/2044	7,000	6,165
[5]	Santa Clarita Community College District GO	0.000%	8/1/2028	400	373
[3]	Santa Clarita Community College District GO	0.000%	8/1/2029	3,030	2,750
[3]	Santa Clarita Community College District GO	0.000%	8/1/2030	2,160	1,908
	Santa Clarita Community College District GO	3.000%	8/1/2033	350	351
	Santa Clarita Community College District GO	3.000%	8/1/2037	800	765
	Santa Clarita Community College District GO	3.000%	8/1/2038	750	708
	Santa Clarita Community College District GO	3.000%	8/1/2039	900	833
	Santa Clarita Community College District GO	3.000%	8/1/2040	800	717
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2031	375	377
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2032	340	341
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/2034	435	387
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/2035	445	394
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/2036	250	220
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/2038	400	341
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/2041	555	444
	Santa Cruz City High School District GO	2.000%	8/1/2038	2,955	2,400
	Santa Cruz City High School District GO	2.125%	8/1/2039	3,070	2,479
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	115
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	140	146
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	141
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	250	260
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2045	1,000	970
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2036	800	792
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2039	900	847
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	700	636
	Santa Monica CA Water Revenue	3.000%	8/1/2038	1,535	1,489
	Santa Monica CA Water Revenue	3.000%	8/1/2039	2,565	2,430
	Santa Monica CA Water Revenue	3.000%	8/1/2040	2,575	2,379
	Santa Monica CA Water Revenue	3.000%	8/1/2041	1,775	1,600
	Santa Monica Community College District GO	5.000%	8/1/2031	600	645
	Santa Monica Community College District GO	4.000%	8/1/2033	500	517
	Santa Monica Community College District GO	4.000%	8/1/2034	655	675
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/2041	665	677
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2028	100	103
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2029	150	155
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2030	220	227
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2032	350	361
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2034	500	514
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2036	345	351
[2]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2034	6,265	7,356
[2]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2035	6,330	7,501
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,600	1,371
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2044	3,885	4,219

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2045	4,480	4,838
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2026	920	937
[3,10]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2028	11,095	10,291
[6]	Santa Rosa Elementary School District GO	4.000%	8/1/2036	750	768
[6]	Santa Rosa Elementary School District GO	4.000%	8/1/2038	915	932
[6]	Santa Rosa Elementary School District GO	4.000%	8/1/2042	1,000	1,004
[6]	Santa Rosa High School District GO	4.000%	8/1/2035	1,520	1,571
[3]	Santa Rosa High School District GO	5.000%	8/1/2035	750	761
[6]	Santa Rosa High School District GO	4.000%	8/1/2037	425	434
[6]	Santa Rosa High School District GO	4.000%	8/1/2040	1,105	1,122
[6]	Santa Rosa High School District GO	4.000%	8/1/2041	1,000	1,009
	Santa Rosa High School District GO	5.000%	8/1/2041	505	565
[6]	Santa Rosa High School District GO	4.000%	8/1/2042	2,275	2,289
	Santa Rosa High School District GO	4.000%	8/1/2042	3,315	3,360
	Santa Rosa High School District GO	5.000%	8/1/2042	1,000	1,104
	Santa Rosa High School District GO	5.000%	8/1/2044	1,170	1,271
[5]	Saratoga Union School District GO	0.000%	3/1/2028	2,000	1,889
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2026	690	696
[6]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2030	500	525
[6]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	600	619
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2036	2,375	2,326
[3]	Savanna School District GO	0.000%	8/1/2044	1,765	771
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	300	301
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	660	689
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	945	1,002
[3]	Simi Valley Unified School District GO	0.000%	8/1/2026	3,030	2,979
[3]	Simi Valley Unified School District GO	0.000%	8/1/2027	2,950	2,826
[3]	Simi Valley Unified School District GO	0.000%	8/1/2028	4,785	4,463
[3]	Simi Valley Unified School District GO	0.000%	8/1/2030	2,975	2,630
	Simi Valley Unified School District GO	4.000%	8/1/2032	200	204
	Simi Valley Unified School District GO	3.000%	8/1/2035	525	519
	Simi Valley Unified School District GO	3.000%	8/1/2036	750	731
	Simi Valley Unified School District GO	3.000%	8/1/2037	500	477
[3]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2035	225	261
[3]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2037	500	571
[3]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2038	240	272
[3]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2039	300	338
[3]	Solana Beach School District Special Tax Revenue	4.000%	9/1/2042	1,650	1,677
	Solano County Community College District GO	5.000%	8/1/2040	550	623
	Solano County Community College District GO	5.000%	8/1/2041	600	673
	Solano County Community College District GO	5.000%	8/1/2042	4,000	4,449
	Solano County Community College District GO	4.000%	8/1/2043	750	756
	Solano Irrigation District COP	4.000%	8/1/2041	3,935	3,969
	Sonoma County Junior College District GO	3.000%	8/1/2039	2,055	1,901
	Sonoma Valley Unified School District GO	0.000%	8/1/2029	1,500	1,359
	Sonoma Valley Unified School District GO	0.000%	8/1/2030	3,500	3,079
[3]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2031	310	337
[3]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2032	485	525
[3]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2033	905	977
[3]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2034	1,300	1,401
[3]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2037	2,165	2,302
[3]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2038	2,540	2,690
[3]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2031	10	11
[3]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2032	15	16
[3]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2033	30	32
[3]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2034	45	49
[3]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2037	75	81
[3]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2038	90	97
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2027	1,400	1,461
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2028	950	1,015
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2029	2,050	2,241
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2033	355	377
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2037	550	572
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2040	700	714
	South San Francisco Unified School District GO	4.000%	9/1/2041	1,685	1,716
	South San Francisco Unified School District GO	4.000%	9/1/2042	1,855	1,876
[3]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/2034	1,000	1,000
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2036	415	492
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2037	435	511

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2038	500	582
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2039	500	578
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2040	500	572
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2041	600	679
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2042	575	643
[3]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2043	500	553
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2028	1,825	1,913
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	3,440	3,719
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2029	1,145	1,217
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	2,610	2,894
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2030	4,445	4,784
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2035	1,500	1,746
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	16,400	18,015
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	1,685	1,917
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2038	1,910	2,067
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	1,850	2,093
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,000	2,243
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2043	1,225	1,369
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2044	1,490	1,647
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	3,975	4,401
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	155	155
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,200	1,366
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	53,930	57,707
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	5,675	6,372
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,769
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,928
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	10,045	10,706
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2039	1,305	1,319
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2040	625	630
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	519
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	995	1,097
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	400	449
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	530	603
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	450	519
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	650	755
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	650	759
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	750	866
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	915	1,051
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,175	1,340
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,000	2,262
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,600	1,783
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2041	2,000	2,264
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2042	1,320	1,473
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2043	1,700	1,880
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2044	1,200	1,314
[6]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2045	1,750	1,905
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,110	1,234
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,093
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,240	5,250
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	450	486
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2041	8,780	9,628
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	6,250	6,783
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	12,125	13,011
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,145	1,219
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2045	10,280	10,871
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,430	12,077
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2028	3,875	4,103
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2036	2,600	2,806
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.350%	12/1/2025	64,255	64,255
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	2,425	2,525

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2029	395	416
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	11,385	12,502
	Southwestern Community College District GO	4.000%	8/1/2031	300	307
	Southwestern Community College District GO	4.000%	8/1/2032	250	255
	Southwestern Community College District GO	4.000%	8/1/2033	300	306
	Southwestern Community College District GO	4.000%	8/1/2036	1,360	1,390
	Southwestern Community College District GO	4.000%	8/1/2037	400	416
	Southwestern Community College District GO	3.000%	8/1/2038	900	853
	Southwestern Community College District GO	5.000%	8/1/2039	500	587
	Southwestern Community College District GO	3.000%	8/1/2040	2,425	2,185
	Southwestern Community College District GO	5.000%	8/1/2040	500	577
	Southwestern Community College District GO	0.000%	8/1/2041	1,500	824
	Southwestern Community College District GO	5.250%	8/1/2041	750	872
	Southwestern Community College District GO	5.250%	8/1/2042	1,000	1,150
	Southwestern Community College District GO	5.250%	8/1/2043	1,530	1,736
	Southwestern Community College District GO	5.250%	8/1/2044	2,000	2,251
	Southwestern Community College District GO	5.250%	8/1/2045	1,000	1,120
	St. Helena Unified School District GO	4.000%	8/1/2027	3,180	3,271
	State Center Community College District GO	3.000%	8/1/2034	1,500	1,509
	State Center Community College District GO	3.000%	8/1/2040	5,000	4,480
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2039	750	793
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,200	2,298
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,815	1,939
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,765	1,887
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,635	1,742
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,290	1,371
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,590	1,686
[6]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,550	1,639
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2027	1,600	1,668
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2028	1,115	1,189
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2029	1,105	1,204
[3]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	2,890	2,937
[3]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,070	2,103
[3]	Stockton Unified School District GO	0.000%	8/1/2027	740	707
[3]	Stockton Unified School District GO	5.000%	7/1/2028	1,395	1,493
[3]	Stockton Unified School District GO	5.000%	8/1/2028	1,190	1,276
[3]	Stockton Unified School District GO	5.000%	8/1/2028	2,500	2,681
[3]	Stockton Unified School District GO	5.000%	8/1/2028	1,400	1,502
[6]	Stockton Unified School District GO	5.000%	8/1/2029	805	864
[3]	Stockton Unified School District GO	5.000%	8/1/2029	2,580	2,835
[3]	Stockton Unified School District GO	5.000%	8/1/2029	1,910	2,099
[3]	Stockton Unified School District GO	5.000%	8/1/2030	3,000	3,378
[3]	Stockton Unified School District GO	5.000%	8/1/2030	4,550	5,124
[3]	Stockton Unified School District GO	0.000%	8/1/2033	635	505
[6]	Stockton Unified School District GO	5.000%	8/1/2033	750	890
[3]	Stockton Unified School District GO	4.000%	8/1/2034	2,500	2,662
[3]	Stockton Unified School District GO	4.000%	8/1/2035	1,000	1,058
[6]	Stockton Unified School District GO	5.000%	8/1/2035	965	1,171
[3]	Stockton Unified School District GO	4.000%	8/1/2036	2,000	2,102
[6]	Stockton Unified School District GO	5.000%	8/1/2036	1,500	1,799
[3]	Stockton Unified School District GO	4.000%	8/1/2037	2,250	2,352
[6]	Stockton Unified School District GO	5.000%	8/1/2037	1,620	1,895
[6]	Stockton Unified School District GO	5.000%	8/1/2037	1,425	1,691
[3]	Stockton Unified School District GO	4.000%	8/1/2038	1,145	1,190
[6]	Stockton Unified School District GO	5.000%	8/1/2038	2,020	2,342
[6]	Stockton Unified School District GO	5.000%	8/1/2039	600	691
[3]	Stockton Unified School District GO	4.000%	8/1/2040	2,600	2,663
[3]	Stockton Unified School District GO	3.000%	8/1/2041	1,000	868
[6]	Stockton Unified School District GO	5.000%	8/1/2043	2,830	3,119
[6]	Stockton Unified School District GO	5.000%	8/1/2044	3,500	3,822
[6]	Stockton Unified School District GO	5.000%	8/1/2045	2,000	2,171
[1,6]	Stockton Unified School District GO TOB VRDO	2.850%	12/1/2025	3,800	3,800
[6]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2026	1,275	1,278
[6]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2027	1,360	1,363
[6]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2028	1,280	1,283
[6]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2029	2,255	2,260
[6]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2030	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/2039	1,175	1,256
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,150	1,302
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	1,000	1,117

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2037	1,925	1,998
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2038	3,015	3,106
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2039	2,000	2,051
[3]	Sweetwater Union High School District GO	0.000%	8/1/2035	2,230	1,545
[3]	Sweetwater Union High School District GO	0.000%	8/1/2036	2,640	1,721
[3]	Sweetwater Union High School District GO	0.000%	8/1/2037	1,250	768
[3]	Sweetwater Union High School District GO	0.000%	8/1/2038	720	416
[1]	Sweetwater Union High School District GO TOB VRDO	2.650%	12/1/2025	15,625	15,625
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2027	430	444
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2028	1,010	1,058
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2029	1,290	1,367
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2031	600	651
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2032	1,000	1,095
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2033	1,000	1,099
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2034	850	940
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2038	4,250	4,611
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2042	6,905	7,220
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2026	1,450	1,476
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2027	1,000	1,036
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2028	555	582
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2029	500	524
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2030	535	561
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2031	1,000	1,047
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2032	785	821
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2033	1,650	1,723
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2034	1,705	1,778
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2035	2,620	2,724
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2036	2,765	2,868
[3]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2037	2,350	2,432
[5]	Temple City Unified School District GO	0.000%	8/1/2027	1,000	955
[5]	Temple City Unified School District GO	0.000%	8/1/2028	2,500	2,318
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,000	1,050
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,860	1,986
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,080	2,249
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,840	4,160
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,077
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,320	4,622
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,200	1,216
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2035	3,470	3,498
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,300	1,303
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,620	2,600
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,700	1,672
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,100	3,017
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,855	1,787
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2026	3,190	3,223
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,000	2,065
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,920	2,022
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,515	1,624
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,080
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,655	3,938
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,205	2,366
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,195	4,479
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,000	3,181
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,046
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2037	2,000	2,080
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2038	5,475	5,661
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	2,000	2,057
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	1,535	1,514
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2026	210	211
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2027	235	237
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2028	265	269
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2029	295	301
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2030	325	333
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2035	2,155	2,184
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/2038	600	643
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2040	3,215	3,148
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/2043	1,345	1,429
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	600	608
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	615	633
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,245	1,277

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2028	720	751
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2029	665	701
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,000	1,056
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2031	600	632
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	1,290	1,354
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	1,400	1,465
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	600	626
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,745	1,815
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,100	1,134
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	1,000	1,028
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	600	617
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2039	1,000	1,025
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2040	1,165	1,189
[6]	Tulare Local Health Care District GO	4.000%	8/1/2026	515	519
[6]	Tulare Local Health Care District GO	4.000%	8/1/2027	580	592
[6]	Tulare Local Health Care District GO	4.000%	8/1/2028	435	449
[6]	Tulare Local Health Care District GO	4.000%	8/1/2029	735	768
[6]	Tulare Local Health Care District GO	4.000%	8/1/2030	1,320	1,396
[6]	Tulare Local Health Care District GO	4.000%	8/1/2032	1,380	1,449
[6]	Tulare Local Health Care District GO	4.000%	8/1/2033	2,050	2,140
[6]	Tulare Local Health Care District GO	4.000%	8/1/2034	2,325	2,415
[6]	Tulare Local Health Care District GO	4.000%	8/1/2039	4,945	4,988
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2037	5,615	5,747
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,450	1,475
	Tustin Unified School District GO	4.000%	8/1/2046	1,500	1,474
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2026	2,300	2,302
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2027	3,915	3,918
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2029	3,640	3,643
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2030	3,500	3,503
[6]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2033	2,470	2,474
[3]	Twin Rivers Unified School District GO	0.000%	8/1/2032	2,320	1,901
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2040	450	509
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2040	500	566
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2041	700	785
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,030	1,141
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,375	1,523
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2043	800	876
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2043	1,600	1,752
[6]	Twin Rivers Unified School District GO	4.000%	8/1/2044	1,105	1,082
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,285	1,392
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,300	1,408
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,275	1,372
[3]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,910	2,055
[5]	Ukiah CA Unified School District GO	0.000%	8/1/2026	1,205	1,183
[5]	Ukiah CA Unified School District GO	0.000%	8/1/2030	1,235	1,081
[3]	Ukiah CA Unified School District GO	5.000%	8/1/2038	1,330	1,399
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2032	1,360	1,362
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2033	3,000	3,005
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2035	1,250	1,252
[5]	Union Elementary School District GO	0.000%	9/1/2029	1,335	1,209
	Union Elementary School District GO	0.000%	9/1/2029	110	99
[5]	Union Elementary School District GO	0.000%	9/1/2029	8,280	7,515
	United Water Conservation District COP	5.000%	10/1/2027	700	733
	United Water Conservation District COP	5.000%	10/1/2028	740	795
	United Water Conservation District COP	5.000%	10/1/2029	785	863
	United Water Conservation District COP	5.000%	10/1/2030	835	940
	United Water Conservation District COP	4.000%	10/1/2033	1,070	1,137
	United Water Conservation District COP	4.000%	10/1/2034	1,110	1,173
	United Water Conservation District COP	4.000%	10/1/2035	1,160	1,219
	United Water Conservation District COP	4.000%	10/1/2036	935	977
	United Water Conservation District COP	4.000%	10/1/2037	980	1,015
	United Water Conservation District COP	4.000%	10/1/2038	1,010	1,042
	United Water Conservation District COP	4.000%	10/1/2039	1,055	1,083
	United Water Conservation District COP	4.000%	10/1/2040	625	636
	University of California College & University Revenue	5.000%	5/15/2027	6,985	7,270
	University of California College & University Revenue	5.000%	5/15/2028	3,000	3,205
	University of California College & University Revenue	5.000%	5/15/2028	6,570	7,023

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2028	3,835	4,100
University of California College & University Revenue	5.000%	5/15/2029	8,250	9,040
University of California College & University Revenue	5.000%	5/15/2029	5,000	5,482
University of California College & University Revenue	5.000%	5/15/2029	5,000	5,482
University of California College & University Revenue	5.000%	5/15/2029	19,610	21,501
University of California College & University Revenue	4.000%	5/15/2030	7,535	7,790
University of California College & University Revenue	5.000%	5/15/2031	15,095	15,682
University of California College & University Revenue	5.000%	5/15/2031	12,500	14,327
University of California College & University Revenue	5.000%	5/15/2031	9,000	10,315
University of California College & University Revenue	5.000%	5/15/2032	10,000	11,699
University of California College & University Revenue	5.000%	5/15/2033	6,760	7,185
University of California College & University Revenue	5.000%	5/15/2033	3,500	4,158
University of California College & University Revenue	4.000%	5/15/2034	10,620	10,798
University of California College & University Revenue	5.000%	5/15/2034	6,395	6,620
University of California College & University Revenue	5.000%	5/15/2034	1,525	1,619
University of California College & University Revenue	4.000%	5/15/2035	17,350	17,612
University of California College & University Revenue	5.000%	5/15/2035	4,210	4,455
University of California College & University Revenue	5.000%	5/15/2035	625	677
University of California College & University Revenue	5.000%	5/15/2035	1,775	2,041
University of California College & University Revenue	5.000%	5/15/2035	9,125	10,892
University of California College & University Revenue	5.000%	5/15/2036	4,295	4,530
University of California College & University Revenue	5.000%	5/15/2036	1,250	1,345
University of California College & University Revenue	5.000%	5/15/2036	3,050	3,351
University of California College & University Revenue	5.000%	5/15/2036	4,205	4,873
University of California College & University Revenue	5.000%	5/15/2036	5,000	5,794
University of California College & University Revenue	5.000%	5/15/2037	9,530	9,817
University of California College & University Revenue	5.000%	5/15/2037	11,710	12,062
University of California College & University Revenue	5.000%	5/15/2037	14,620	15,405
University of California College & University Revenue	5.000%	5/15/2037	9,665	10,916
University of California College & University Revenue	5.000%	5/15/2037	2,000	2,298
University of California College & University Revenue	5.000%	5/15/2037	8,825	10,140
University of California College & University Revenue	5.000%	5/15/2037	37,300	43,519
University of California College & University Revenue	5.250%	5/15/2037	2,170	2,618
University of California College & University Revenue	5.000%	5/15/2038	19,090	20,074
University of California College & University Revenue	5.000%	5/15/2038	9,975	10,835
University of California College & University Revenue	5.000%	5/15/2038	5,230	5,953
University of California College & University Revenue	5.000%	5/15/2038	5,000	5,691
University of California College & University Revenue	5.000%	5/15/2038	11,935	13,970
University of California College & University Revenue	5.000%	5/15/2038	13,550	15,861
University of California College & University Revenue	4.000%	5/15/2039	2,000	2,075
University of California College & University Revenue	5.000%	5/15/2039	10,000	10,821
University of California College & University Revenue	5.000%	5/15/2039	11,650	13,538
University of California College & University Revenue	5.000%	5/15/2039	12,130	14,096
University of California College & University Revenue	5.000%	5/15/2039	10,200	11,853
University of California College & University Revenue	4.000%	5/15/2040	1,725	1,775
University of California College & University Revenue	5.000%	5/15/2040	3,000	3,322
University of California College & University Revenue	5.000%	5/15/2040	22,000	25,349
University of California College & University Revenue	5.000%	5/15/2040	12,255	14,120
University of California College & University Revenue	5.000%	5/15/2040	9,920	11,430
University of California College & University Revenue	5.000%	5/15/2041	4,000	4,395
University of California College & University Revenue	5.000%	5/15/2041	5,000	5,569
University of California College & University Revenue	5.000%	5/15/2041	5,000	5,635
University of California College & University Revenue	5.000%	5/15/2041	6,605	7,529
University of California College & University Revenue	5.000%	5/15/2042	5,000	5,518
University of California College & University Revenue	5.000%	5/15/2042	4,000	4,462
University of California College & University Revenue	5.000%	5/15/2042	2,500	2,789
University of California College & University Revenue	5.000%	5/15/2042	5,600	6,312
University of California College & University Revenue	5.000%	5/15/2043	13,155	13,648
University of California College & University Revenue	5.000%	5/15/2043	5,010	5,477
University of California College & University Revenue	5.000%	5/15/2043	8,750	9,659
University of California College & University Revenue	5.000%	5/15/2043	7,100	7,911
University of California College & University Revenue	5.000%	5/15/2044	4,160	4,547
University of California College & University Revenue	5.000%	5/15/2044	7,875	8,608
University of California College & University Revenue	5.000%	5/15/2044	10,310	11,364
University of California College & University Revenue	5.000%	5/15/2045	3,025	3,289
University of California College & University Revenue	5.000%	5/15/2045	4,000	4,383
University of California College & University Revenue	5.000%	5/15/2046	12,955	14,094
University of California College & University Revenue (Limited Project)	4.000%	5/15/2028	6,060	6,307
University of California College & University Revenue (Limited Project)	4.000%	5/15/2030	7,705	7,963
University of California College & University Revenue (Limited Project)	4.000%	5/15/2031	5,270	5,437

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	12,095	12,533
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	12,800	13,247
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	11,290	11,674
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	5,040	5,201
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	5,240	5,519
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	5,065	5,324
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	3,800	4,007
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	2,250	2,287
	University of California College & University Revenue VRDO	2.500%	12/1/2025	5,500	5,500
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	800	917
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	990	1,131
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,000	2,274
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/2036	10,000	10,051
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,350	2,658
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	2,400	2,677
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	5,235	5,757
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	1,000	1,007
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	4,000	4,365
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	6,270	6,784
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	37,140	37,155
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	10,000	10,487
	Upland CA COP	5.000%	1/1/2026	1,610	1,612
	Upland CA COP	5.000%	1/1/2027	2,215	2,257
	Upland CA COP	5.000%	1/1/2028	2,560	2,657
	Upland CA COP	5.000%	1/1/2029	835	866
	Upland CA COP	5.000%	1/1/2030	1,455	1,509
	Upland CA COP	5.000%	1/1/2031	1,465	1,520
	Upland CA COP	5.000%	1/1/2033	1,710	1,771
	Upland CA COP	5.000%	1/1/2034	1,500	1,551
	Upland CA COP	4.000%	1/1/2035	2,025	2,041
	Upland CA COP	4.000%	1/1/2036	1,000	1,005
[3]	Upland Unified School District GO	0.000%	8/1/2030	1,445	1,272
[3]	Upland Unified School District GO	0.000%	4/1/2033	7,340	5,926
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2038	800	844
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2039	1,000	1,053
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,000	1,047
[1]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	2.800%	12/1/2025	5,700	5,700
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/2026	1,235	1,257
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/2028	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/2034	100	103
[3]	Val Verde Unified School District COP	5.000%	3/1/2026	260	261
[3]	Val Verde Unified School District COP	5.000%	3/1/2027	275	283
[3]	Val Verde Unified School District COP	5.000%	3/1/2028	280	295
[3]	Val Verde Unified School District COP	5.000%	3/1/2029	450	476
[3]	Val Verde Unified School District COP	5.000%	3/1/2030	850	899
[3]	Val Verde Unified School District COP	5.000%	3/1/2031	1,015	1,073
[6]	Val Verde Unified School District GO	3.000%	8/1/2030	220	222
[6]	Val Verde Unified School District GO	4.000%	8/1/2031	100	103
[6]	Val Verde Unified School District GO	4.000%	8/1/2033	300	308
[6]	Val Verde Unified School District GO	4.000%	8/1/2033	140	144
[6]	Val Verde Unified School District GO	4.000%	8/1/2035	250	255
[3]	Val Verde Unified School District GO	4.000%	8/1/2039	1,000	1,025
[6]	Vallejo CA Water Revenue	4.000%	5/1/2028	250	258
[6]	Vallejo CA Water Revenue	4.000%	5/1/2029	150	157
[6]	Vallejo CA Water Revenue	4.000%	5/1/2030	150	158
[6]	Vallejo CA Water Revenue	4.000%	5/1/2031	200	214
[6]	Vallejo CA Water Revenue	4.000%	5/1/2032	175	187
[6]	Vallejo CA Water Revenue	4.000%	5/1/2033	150	159
[6]	Vallejo CA Water Revenue	4.000%	5/1/2034	250	264
[6]	Vallejo CA Water Revenue	4.000%	5/1/2036	240	251
[6]	Vallejo CA Water Revenue	4.000%	5/1/2037	400	415
[6]	Vallejo CA Water Revenue	4.000%	5/1/2038	500	515
[6]	Vallejo CA Water Revenue	4.000%	5/1/2040	350	358
[6]	Vallejo CA Water Revenue	4.000%	5/1/2041	500	509
[6]	Vallejo City Unified School District GO	3.000%	8/1/2034	1,215	1,196
[6]	Vallejo City Unified School District GO	3.000%	8/1/2035	1,315	1,273
[6]	Vallejo City Unified School District GO	3.000%	8/1/2036	1,420	1,359
	Vallejo City Unified School District GO	4.000%	8/1/2047	1,180	1,105
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2036	425	438

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2037	925	948
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2038	515	525
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2039	865	880
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2040	880	888
	Ventura Unified School District GO	4.000%	8/1/2040	880	904
	Ventura Unified School District GO	4.000%	8/1/2042	2,740	2,767
	Ventura Unified School District GO	4.000%	8/1/2043	3,645	3,653
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2026	3,320	3,341
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2026	1,205	1,221
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,690	2,732
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	2,415	2,474
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	3,700	3,825
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	4,170	4,346
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	1,525	1,604
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	526
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2029	1,605	1,719
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,685	1,818
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,105	1,202
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2031	1,000	1,076
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	1,220	1,359
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,000	1,071
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,285	1,424
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2034	1,000	1,066
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2035	725	770
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2037	1,600	1,690
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	425	456
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2040	740	789
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2029	425	458
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2031	475	531
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2032	435	493
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2037	2,015	2,249
	Vista Unified School District GO	4.000%	8/1/2035	1,210	1,251
	Vista Unified School District GO	3.000%	8/1/2038	1,645	1,552
	Vista Unified School District GO	3.000%	8/1/2039	1,300	1,205
[5]	Walnut Valley Unified School District GO	0.000%	8/1/2028	1,880	1,746
[5]	Washington CA Yolo County Unified School District GO	0.000%	8/1/2027	3,440	3,291
	Washington Township Health Care District GO	5.000%	8/1/2026	1,395	1,414
	Washington Township Health Care District GO	4.000%	8/1/2027	1,055	1,063
	Washington Township Health Care District GO	3.000%	8/1/2035	2,025	1,920
	Washington Township Health Care District GO	5.250%	8/1/2040	900	1,023
[3]	Washington Township Health Care District GO	4.125%	8/1/2041	400	412
[3]	Washington Township Health Care District GO	4.125%	8/1/2042	500	512
[3]	Washington Township Health Care District GO	4.250%	8/1/2043	600	614
[3]	Washington Township Health Care District GO	4.250%	8/1/2045	900	913
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	900	901
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	785	791
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,525	1,536
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	765	771
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	430	438
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	930	947
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	755	768
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	400	411
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	771
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,005	1,023
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,165	1,186
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	755	784
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	424
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,568
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	765	797
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,310	1,411
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2031	815	796
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/2031	150	149
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,042
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	403
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,665	1,599
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	1,002
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,340	2,380
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,575	1,639
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	1,870	1,742
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,975	3,022

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2034	2,425	2,253
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,995	2,949
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	650	640
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	100	92
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	1,954
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	625	630
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,430	1,298
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,060	1,993
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	515
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	750	669
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,250	1,096
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/2038	25	22
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	530	548
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	400	410
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	400	407
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	325	328
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2027	850	812
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2027	445	457
[5]	West Contra Costa Unified School District GO	0.000%	8/1/2028	6,400	5,897
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2028	900	836
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2028	440	459
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2028	500	521
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2029	2,000	1,799
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2029	620	655
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2029	605	639
[5]	West Contra Costa Unified School District GO	0.000%	8/1/2030	6,235	5,422
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2030	630	673
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2030	670	716
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2031	1,000	1,063
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2031	850	904
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,069
[5,6]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,850	1,513
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,350	1,364
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,695	1,713
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,650	2,101
[5]	West Contra Costa Unified School District GO	0.000%	8/1/2033	1,000	776
[3,4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	8,010	6,259
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,000	1,006
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,265	1,273
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2033	550	653
[5]	West Contra Costa Unified School District GO	0.000%	8/1/2034	3,730	2,805
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2034	1,800	1,802
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,000	1,203
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2035	1,500	1,823
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2036	1,000	697
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,910	1,868
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,199
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2037	750	721
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2037	800	947
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2038	660	624
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2038	700	662
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,125	1,299
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,435	1,657
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,745	2,015
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2038	850	995
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2039	665	623
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2039	700	656
[6]	West Contra Costa Unified School District GO	4.000%	8/1/2039	3,025	3,134
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,250	1,432
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,395	1,598
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	638
[3]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	638
[6]	West Contra Costa Unified School District GO	4.000%	8/1/2040	2,235	2,300
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2040	1,100	1,245
[6]	West Contra Costa Unified School District GO	4.000%	8/1/2041	3,130	3,198
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2041	1,000	1,119
[6]	West Contra Costa Unified School District GO	4.000%	8/1/2042	1,545	1,565
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2042	1,000	1,107
[6]	West Contra Costa Unified School District GO	4.000%	8/1/2043	1,400	1,405
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2043	1,190	1,306

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	West Contra Costa Unified School District GO	5.000%	8/1/2044	1,200	1,304
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2035	760	801
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2037	660	687
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2038	1,095	1,131
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2040	1,495	1,524
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,550	1,570
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2037	475	465
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2038	930	892
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2039	2,020	1,905
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2040	1,060	971
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2042	3,640	3,174
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2046	1,545	1,478
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2046	1,000	970
	West Sonoma County Union High School District GO	0.000%	8/1/2037	1,640	1,107
	West Sonoma County Union High School District GO	5.000%	8/1/2037	500	528
	West Sonoma County Union High School District GO	5.000%	8/1/2040	1,020	1,066
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,320	2,577
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,750	3,018
	Western Municipal Water District Facilities Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	6,000	6,555
[6]	Western Placer Unified School District GO	4.000%	8/1/2031	885	905
[6]	Western Placer Unified School District GO	4.000%	8/1/2031	755	772
[6]	Western Placer Unified School District GO	4.000%	8/1/2032	920	940
[6]	Western Placer Unified School District GO	4.000%	8/1/2034	990	1,009
[6]	Western Placer Unified School District GO	4.000%	8/1/2034	545	555
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2038	1,125	1,270
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2039	1,195	1,342
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/2042	6,750	6,743
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2026	450	454
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2027	450	460
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2028	235	242
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2029	400	417
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2030	410	432
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2031	225	239
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2032	300	317
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2033	415	437
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2034	500	525
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2035	300	313
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2036	550	570
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2037	500	515
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2038	530	544
[3]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2040	1,160	1,182
	Westside Union School District GO	0.000%	8/1/2032	1,055	869
[3]	William S Hart Union High School District GO	0.000%	9/1/2029	10	9
	William S Hart Union High School District GO	0.000%	8/1/2033	3,070	2,435
[3]	William S Hart Union High School District GO	0.000%	8/1/2035	1,000	738
[6]	Windsor Unified School District GO	0.000%	8/1/2037	2,000	1,320
[3]	Wiseburn School District GO	0.000%	8/1/2034	2,000	1,538
	Yuba Community College District GO	3.000%	8/1/2028	1,000	1,003
	Yuba Community College District GO	3.000%	8/1/2029	2,000	2,007
					17,493,301
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	180	199
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	370	412
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	438
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	345
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	156
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	110
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	180	197
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	150	166
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	220	241
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2043	750	779
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	407
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	115	119
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	190	200
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	100	110
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	400	443
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	755	843
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	320	359
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	1,675	1,696

California Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	310	341
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	320	352
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	3,035	2,915
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	1,495	1,623
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	710	771
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,960	2,157
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,600	1,782
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,113
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	551
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	120
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,235	1,260
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	135	146
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	1,750	1,779
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	975	1,012
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	355	364
					23,506
Puerto Rico (1.8%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	24,252	24,805
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	27,156	28,820
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	42,664	46,969
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	9,313	6,704
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	26,900	26,861
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	11,142	11,057
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	14,987	14,391
	Commonwealth of Puerto Rico GO	4.000%	7/1/2046	2,285	2,030
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	2,315	2,370
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	1,810	1,871
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	495	512
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	7,050	7,343
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,985	3,118
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	650	679
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,290	9,743
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	1,500	1,553
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	925	957
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,445	1,502
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	6,140	5,625
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,330	3,051
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,720	9,822
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	27,720	26,272
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,803	1,709
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	4,301	3,808
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	750	665
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	19,359	15,864
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	15,217	11,529
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	40,758	39,683
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,723	1,678
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	2,000	1,992
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	8,237	2,794
					316,036
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	455	459
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	1,540	1,571
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,175	1,302
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2035	1,930	2,172
					5,504
Total Tax-Exempt Municipal Bonds (Cost $17,765,614)					17,840,267

California Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	23,137	14,808
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	9,578	6,249
Total Taxable Municipal Bonds (Cost $19,761)				21,057
Total Investments (99.5%) (Cost $17,785,375)				17,861,324
Other Assets and Liabilities—Net (0.5%)				89,221
Net Assets (100%)				17,950,545
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $826,880, representing 4.6% of net assets.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Securities with a value of $2,165 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Non-income-producing security—security in default.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

California Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2026	1,667	182,979	493

Short Futures Contracts
Long U.S. Treasury Bond	March 2026	(475)	(55,783)	(435)
Ultra Long U.S. Treasury Bond	March 2026	(223)	(26,969)	(244)
				(679)
				(186)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/1/2026	BANA	4,035	Buy	10-Year MMD AAA General Obligation Scale	3.620%	289	289	—
5/6/2026	RBC	1,300	Buy	10-Year MMD AAA General Obligation Scale	3.620%	92	92	—
5/6/2026	MSCS	1,190	Buy	10-Year MMD AAA General Obligation Scale	3.640%	87	87	—
5/19/2026	RBC	2,100	Buy	15-Year MMD AAA General Obligation Scale	4.060%	133	133	—
5/19/2026	MSCS	1,920	Buy	15-Year MMD AAA General Obligation Scale	4.060%	122	122	—
8/18/2026	RBC	3,538	Buy	30-Year MMD AAA General Obligation Scale	4.770%	296	296	—
8/20/2026	MSCS	30,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	284	284	—
10/30/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.040%	(195)	—	(195)
11/2/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.060%	(162)	—	(162)
						946	1,303	(357)
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $533 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $17,785,375)	17,861,324
Investment in Vanguard	425
Cash	3
Receivables for Investment Securities Sold	3,861
Receivables for Accrued Income	184,065
Receivables for Capital Shares Issued	5,284
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,303
Other Assets	174
Total Assets	18,056,439
Liabilities
Payables for Investment Securities Purchased	78,884
Payables for Capital Shares Redeemed	15,262
Payables for Distributions	10,617
Payables to Vanguard	690
Variation Margin Payable—Futures Contracts	84
Unrealized Depreciation—Over-the-Counter Swap Contracts	357
Total Liabilities	105,894
Net Assets	17,950,545
At November 30, 2025, net assets consisted of:

Paid-in Capital	18,099,826
Total Distributable Earnings (Loss)	(149,281)
Net Assets	17,950,545

Investor Shares—Net Assets
Applicable to 125,008,540 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,446,049
Net Asset Value Per Share—Investor Shares	$11.57

Admiral™ Shares—Net Assets
Applicable to 1,426,785,656 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,504,496
Net Asset Value Per Share—Admiral Shares	$11.57

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	531,029
Total Income	531,029
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,182
Management and Administrative—Investor Shares	1,652
Management and Administrative—Admiral Shares	10,653
Marketing and Distribution—Investor Shares	78
Marketing and Distribution—Admiral Shares	792
Custodian Fees	80
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	79
Trustees’ Fees and Expenses	10
Other Expenses	86
Total Expenses	15,662
Expenses Paid Indirectly	(63)
Net Expenses	15,599
Net Investment Income	515,430
Realized Net Gain (Loss)
Investment Securities Sold	(45,363)
Futures Contracts	1,014
Realized Net Gain (Loss)	(44,349)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	174,659
Futures Contracts	(323)
Swap Contracts	946
Change in Unrealized Appreciation (Depreciation)	175,282
Net Increase (Decrease) in Net Assets Resulting from Operations	646,363

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	515,430	442,093
Realized Net Gain (Loss)	(44,349)	(30,243)
Change in Unrealized Appreciation (Depreciation)	175,282	360,372
Net Increase (Decrease) in Net Assets Resulting from Operations	646,363	772,222
Distributions
Investor Shares	(40,756)	(35,332)
Admiral Shares	(471,542)	(404,201)
Total Distributions	(512,298)	(439,533)
Capital Share Transactions
Investor Shares	122,393	15,318
Admiral Shares	1,428,473	1,110,145
Net Increase (Decrease) from Capital Share Transactions	1,550,866	1,125,463
Total Increase (Decrease)	1,684,931	1,458,152
Net Assets
Beginning of Period	16,265,614	14,807,462
End of Period	17,950,545	16,265,614

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.49	$11.24	$11.12	$12.22	$12.35
Investment Operations
Net Investment Income[1]	.348	.316	.284	.251	.246
Net Realized and Unrealized Gain (Loss) on Investments	.078	.248	.119	(1.095)	(.108)
Total from Investment Operations	.426	.564	.403	(.844)	.138
Distributions
Dividends from Net Investment Income	(.346)	(.314)	(.283)	(.250)	(.246)
Distributions from Realized Capital Gains	—	—	—	(.006)	(.022)
Total Distributions	(.346)	(.314)	(.283)	(.256)	(.268)
Net Asset Value, End of Period	$11.57	$11.49	$11.24	$11.12	$12.22
Total Return[2]	3.81%	5.07%	3.67%	-6.92%	1.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,446	$1,313	$1,270	$1,361	$1,837
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.07%	2.77%	2.54%	2.20%	2.00%
Portfolio Turnover Rate	19%	40%	46%	32%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.49	$11.24	$11.12	$12.22	$12.35
Investment Operations
Net Investment Income[1]	.354	.325	.293	.260	.255
Net Realized and Unrealized Gain (Loss) on Investments	.078	.248	.119	(1.094)	(.107)
Total from Investment Operations	.432	.573	.412	(.834)	.148
Distributions
Dividends from Net Investment Income	(.352)	(.323)	(.292)	(.260)	(.256)
Distributions from Realized Capital Gains	—	—	—	(.006)	(.022)
Total Distributions	(.352)	(.323)	(.292)	(.266)	(.278)
Net Asset Value, End of Period	$11.57	$11.49	$11.24	$11.12	$12.22
Total Return[2]	3.86%	5.16%	3.76%	-6.85%	1.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,504	$14,952	$13,537	$13,429	$17,444
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.12%	2.85%	2.62%	2.28%	2.08%
Portfolio Turnover Rate	19%	40%	46%	32%	19%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

California Intermediate-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $425,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $63,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,840,267	—	17,840,267
Taxable Municipal Bonds	—	21,057	—	21,057
Total	—	17,861,324	—	17,861,324
Derivative Financial Instruments
Assets
Futures Contracts[1]	493	—	—	493
Swap Contracts	—	1,303	—	1,303
Total	493	1,303	—	1,796
Liabilities
Futures Contracts[1]	(679)	—	—	(679)
Swap Contracts	—	(357)	—	(357)
Total	(679)	(357)	—	(1,036)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	10,525
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	83,179
Capital Loss Carryforwards	(232,368)
Qualified Late-Year Losses	—
Other Temporary Differences	(10,617)
Total	(149,281)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	511,970	—
Ordinary Income*	328	439,533
Long-Term Capital Gains	—	—
Total	512,298	439,533
*	Includes short-term capital gains, if any.

California Intermediate-Term Tax-Exempt Fund
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,779,090
Gross Unrealized Appreciation	340,516
Gross Unrealized Depreciation	(257,337)
Net Unrealized Appreciation (Depreciation)	83,179
F.	During the year ended November 30, 2025, the fund purchased $4,688,128,000 of investment securities and sold $3,037,359,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $327,570,000 and sales were $234,855,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	447,254	39,441	295,681	25,942
Issued in Lieu of Cash Distributions	37,029	3,264	32,400	2,844
Redeemed	(361,890)	(31,992)	(312,763)	(27,471)
Net Increase (Decrease)—Investor Shares	122,393	10,713	15,318	1,315
Admiral Shares
Issued	4,285,578	378,800	3,341,082	293,126
Issued in Lieu of Cash Distributions	358,491	31,596	305,277	26,799
Redeemed	(3,215,596)	(284,933)	(2,536,214)	(222,806)
Net Increase (Decrease)—Admiral Shares	1,428,473	125,463	1,110,145	97,119
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2025, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.

California Intermediate-Term Tax-Exempt Fund
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (98.3%)
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2032	995	1,036
	ABC Unified School District GO	3.000%	8/1/2040	2,000	1,792
	Acalanes Union High School District GO	6.350%	8/1/2039	10,000	11,177
	Acalanes Union High School District GO	6.550%	8/1/2039	4,500	5,061
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	3,180	898
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	3,300	3,417
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	2,000	1,131
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,030	1,011
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	3,550	3,606
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	1,000	1,003
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,060	1,076
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	7,700	7,801
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2026	465	468
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2032	1,000	1,136
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/2033	1,000	1,002
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2034	1,290	1,503
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2036	1,365	1,602
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2037	1,135	1,319
	Alameda County CA Unified School District GO	4.000%	8/1/2052	6,930	6,640
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	6,371
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	1,325	1,336
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	850	790
[1]	Alhambra Unified School District GO	0.000%	8/1/2042	2,250	1,139
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	525	592
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	500	560
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	300	334
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	300	331
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	500	548
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	600	654
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,086
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,300	1,401
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	2,034
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,128
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,201
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	2,525	2,657
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	3,000	3,171
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2033	1,850	1,998
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	1,500	1,555
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	400	414
[3]	Antelope Valley Community College District GO	5.000%	8/1/2043	340	365
[3]	Antelope Valley Community College District GO	5.000%	8/1/2044	285	304
	Antelope Valley Community College District GO	0.000%	8/1/2046	1,800	691
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,570	540
	Antelope Valley Community College District GO	0.000%	8/1/2049	3,660	1,195
	Antelope Valley Community College District GO	0.000%	2/1/2050	5,400	1,717
	Antelope Valley Community College District GO	3.000%	8/1/2050	3,000	2,302
[1]	Antioch Unified School District GO	4.000%	8/1/2054	7,875	7,407
	Arcadia CA Unified School District GO	4.000%	8/1/2047	3,255	3,159
	Arcadia CA Unified School District GO	4.000%	8/1/2048	3,625	3,501
	Arcadia CA Unified School District GO	4.000%	8/1/2049	4,015	3,860
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	11,950	12,735
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	16,705	12,456
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	20,000	13,568
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	19,895	19,865
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	4,750	4,613
[5]	Bay Area Toll Authority Highway Revenue VRDO	2.500%	12/1/2025	13,000	13,000
[6]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	4.040%	4/1/2036	1,250	1,253
	Berkeley CA GO	2.000%	9/1/2041	140	101

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkeley CA Unified School District GO	2.000%	8/1/2039	530	419
	Berkeley CA Unified School District GO	2.000%	8/1/2040	440	337
	Berryessa Union School District GO	5.000%	8/1/2040	1,270	1,295
[7]	Beverly Hills CA Unified School District GO	3.000%	8/1/2038	6,560	6,280
	Beverly Hills CA Unified School District GO	3.000%	8/1/2040	3,155	2,901
	Beverly Hills CA Unified School District GO	3.000%	8/1/2041	2,000	1,795
	Brentwood Union School District GO	5.250%	8/1/2052	3,000	3,191
	Buena Park School District GO	5.000%	8/1/2043	970	1,070
	Buena Park School District GO	5.000%	8/1/2044	1,095	1,198
	Buena Park School District GO	5.000%	8/1/2045	355	386
	Burlingame School District GO	3.000%	8/1/2042	2,000	1,725
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2033	15,000	16,428
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	61,940	62,856
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	9,690	10,234
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	19,080	20,038
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	24,580	26,290
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	5,715	6,270
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	14,675	15,675
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,115	15,113
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	27,500	29,990
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	19,270	20,470
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	28,635	30,117
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	39,615	43,705
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	11,340	12,072
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	35,840	36,620
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	48,175	51,000
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	10,000	10,182
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	10,275	11,223
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	25,035	26,301
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	16,090	17,093
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	20,000	21,942
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,865	1,469
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	3,000	2,503
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	885	932
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,710	1,691
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,500	3,886
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	976
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	105	105
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	23,195	4,748
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2033	250	260
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2038	2,250	2,306
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	14,000	16,408
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,000	1,074
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	6,680	7,685
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2048	7,440	7,444
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	18,505	21,173
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/2050	2,380	2,030
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	250	163
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	6,835	7,781
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	15,020	14,465
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	25,000	26,693
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2055	2,500	2,656
[8]	California Educational Facilities Authority Revenue TOB VRDO	2.700%	12/1/2025	3,601	3,601
[8]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	2,000	1,753
[8]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/2064	3,800	3,469
[8]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2064	1,350	1,236
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	12,500	12,776
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	15,085	16,075
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	41,450	44,897
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	15,000	15,399
[8]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	2.820%	12/4/2025	7,030	7,030
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/2049	3,950	4,180
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	7,000	6,474
	California GO	3.500%	8/1/2030	2,700	2,806
	California GO	3.250%	8/1/2031	3,040	3,125
	California GO	4.000%	9/1/2031	5,000	5,040

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	3/1/2032	2,940	3,379
	California GO	3.500%	8/1/2032	2,450	2,554
[1]	California GO	5.250%	8/1/2032	4,550	5,260
	California GO	4.000%	9/1/2032	2,480	2,498
	California GO	5.000%	8/1/2033	2,875	3,370
	California GO	3.000%	10/1/2033	1,000	1,003
	California GO	5.000%	11/1/2033	2,395	2,666
	California GO	4.000%	10/1/2034	3,845	4,018
	California GO	3.000%	11/1/2034	1,000	996
	California GO	4.000%	11/1/2034	4,540	4,797
	California GO	5.000%	12/1/2034	16,855	18,753
	California GO	5.000%	3/1/2035	2,930	3,217
	California GO	5.000%	3/1/2035	11,895	13,061
	California GO	3.250%	12/1/2035	235	236
	California GO	5.000%	12/1/2035	3,945	4,380
	California GO	4.000%	3/1/2036	15,650	16,270
	California GO	5.000%	3/1/2036	1,155	1,262
	California GO	5.000%	4/1/2036	4,595	4,922
	California GO	3.000%	9/1/2036	7,000	6,717
	California GO	5.000%	9/1/2036	3,730	4,249
	California GO	5.000%	9/1/2036	2,180	2,484
	California GO	5.000%	9/1/2036	20,000	23,066
	California GO	5.000%	9/1/2036	3,550	4,125
	California GO	5.000%	3/1/2037	5,000	5,863
	California GO	5.000%	4/1/2037	3,320	3,734
	California GO	5.000%	8/1/2037	6,000	6,316
	California GO	5.000%	8/1/2037	5,000	5,795
	California GO	5.000%	9/1/2037	16,665	19,052
	California GO	5.000%	10/1/2037	7,815	8,694
	California GO	5.000%	11/1/2037	15,340	16,208
	California GO	5.000%	3/1/2038	5,000	5,814
	California GO	5.000%	4/1/2038	1,500	1,595
	California GO	5.000%	9/1/2038	2,605	2,958
	California GO	5.000%	8/1/2039	14,020	16,021
	California GO	5.000%	9/1/2039	1,505	1,676
	California GO	5.000%	10/1/2039	16,775	16,866
	California GO	5.000%	10/1/2039	5,230	5,582
	California GO	5.000%	10/1/2039	1,750	1,964
	California GO	3.200%	12/1/2039	3,355	3,158
	California GO	4.000%	3/1/2040	910	926
	California GO	5.000%	9/1/2041	28,225	30,579
	California GO	3.000%	11/1/2041	4,125	3,625
	California GO	2.250%	12/1/2041	480	371
	California GO	4.000%	4/1/2042	1,500	1,519
	California GO	4.000%	9/1/2042	1,700	1,722
	California GO	5.000%	9/1/2042	23,770	25,870
	California GO	5.000%	10/1/2042	22,800	24,967
	California GO	5.000%	11/1/2042	1,250	1,363
	California GO	5.000%	3/1/2043	7,150	7,897
	California GO	4.000%	9/1/2043	8,290	8,340
	California GO	4.125%	3/1/2045	2,320	2,330
	California GO	2.375%	10/1/2046	2,000	1,433
	California GO	5.000%	11/1/2046	13,540	14,617
	California GO	3.625%	10/1/2047	1,020	898
	California GO	4.125%	3/1/2049	1,900	1,879
	California GO	2.500%	12/1/2049	100	70
	California GO	2.500%	3/1/2050	1,000	695
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	7,500	8,286
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,140	5,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	5,260	5,850
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,755	7,605
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	3,175	3,597
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	3,000	2,895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	10,475	11,604
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	6,310	6,036
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	150	156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,350	3,674
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,990	3,780
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	6,000	6,028

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	100	107
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,040	5,488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/2039	505	473
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	1,000
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	8,135	7,648
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,080	1,169
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,857
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	750	822
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	1,000	1,103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	10,000	10,856
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	3,435	2,924
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	3,500	2,582
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	1,660	1,801
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	12,805	12,493
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2042	1,050	1,128
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2043	1,800	1,944
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/2044	5,000	4,681
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	2,845	2,706
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,116
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2047	8,730	8,802
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	5,000	3,947
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,980	7,978
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	1,175	882
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2048	3,800	4,085
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	38,110	35,282
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	975	896
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	2,000	2,056
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	295	248
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2050	1,400	1,406
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	6,750	6,294
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	1,600	1,191
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	5,975	4,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	4,000	4,226
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	2,500	2,554
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2054	2,000	2,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2055	2,300	2,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2058	3,000	3,054
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	11,685	12,077
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	6,755	6,992
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,160	6,709
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	18,775	20,229
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	20,600	22,702
[5,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.880%	12/4/2025	8,495	8,495
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/2030	500	511
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	250	258
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	18,882	19,365
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2033	260	269
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2034	5,845	5,941
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	8,240	8,526
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/2035	225	230
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	15,760	15,917
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	21,413	21,274
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,418	3,533
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	2,325	2,370
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	1,606	1,401
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2039	3,285	3,319
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	5,000	5,097
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/2040	8,000	8,130
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,250	9,377
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,315	9,443
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,490	1,508
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	5,028
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2049	5,000	4,886
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,001
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	12,935	12,974
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,890
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,592
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,488
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	4,003
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2045	1,315	1,207

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2046	1,700	1,542
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,500	1,528
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2050	1,730	1,525
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2051	1,750	1,532
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	1,750	1,774
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2055	1,860	1,604
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2056	3,350	2,877
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	1,250	1,263
[8]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	4,530	3,902
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	3,325	3,403
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	4,275	4,576
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	1,765	1,823
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	1,835	1,880
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,880	7,022
[8]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	18,265	18,769
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	3,240	3,197
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	12,525	9,263
[8]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	260	259
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	1,165	1,200
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	225	234
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	625	641
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,125	1,153
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	750	777
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	530	527
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	250	258
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,800	1,846
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	740	698
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2042	2,410	2,563
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2042	1,610	1,607
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2044	1,500	1,461
	California Municipal Finance Authority College & University Revenue	5.500%	7/1/2060	5,250	5,554
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	11/1/2031	15	16
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,800	1,836
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,055
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,050	1,122
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,100	1,188
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,430	1,459
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,160	1,261
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,450	1,477
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,825	1,995
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,775	1,807
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,275	1,394
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,030
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,240	1,259
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,345	1,462
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	2,375	2,392
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,405	1,522
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,800	1,812
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,110	1,199
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	1,555	1,669
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2039	2,130	2,130
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,550	1,654
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	1,000	1,003
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,575	2,594
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,465	3,478
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,555	2,563
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	3,720	2,788
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2046	1,000	773
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	3,105	2,755
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	4,000	3,648
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	1,135	956
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	16,595	14,462
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2054	2,250	2,135
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (California Armenian Home Project)	5.000%	5/15/2045	3,605	3,734

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,360
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/2040	6,500	6,527
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2037	1,405	1,446
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2038	725	820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	971
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/2037	3,015	3,099
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,688
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,430	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	7,865	7,005
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	1,000	1,016
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,480	1,510
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,880	1,918
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	4,490	4,527
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	6,870	6,887
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.325%	11/20/2040	2,199	2,085
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	4,974	4,657
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	1,235	1,239
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	1,610	1,722
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,666	1,699
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	4/1/2048	2,000	2,031
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	15,990	12,155
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	3,725	3,776
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	8,225	6,105
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2057	5,145	5,156
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	270	298
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	285	317
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2033	300	336
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2042	1,000	949
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2049	1,000	1,029
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2054	1,000	1,023
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/2058	1,600	1,654
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2059	1,000	1,018
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	3,040	2,741
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	4,500	4,561
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	1,729	1,749
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,250	1,248
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	1,300	1,301
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	586
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	1,740	1,836
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,598
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	2,500	2,501
[5,8]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.000%	12/1/2025	6,400	6,400
[8]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,000	1,050
[8]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	4,345	4,582
[8]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,000	999
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2049	965	982
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2053	4,500	4,734
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,051
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	1,070	1,082
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	200	202
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	2,680	2,934
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2047	690	685
	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	12/1/2025	10,300	10,300
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	7,280	7,138
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	14,110	13,484
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,130	3,240
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	19,685	21,060
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	5,000	1,498
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	1,000	1,001
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2031	1,830	1,832
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	930	910
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2041	2,750	2,750
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2048	3,380	2,872
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2049	1,000	1,023
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2050	1,200	1,168

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2051	2,385	2,002
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	1,770	1,593
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2059	3,200	3,240
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2059	30	29
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2061	10,000	7,434
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2061	5,550	4,497
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2064	2,885	2,531
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2048	2,025	2,028
[8]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2051	1,500	1,043
[8]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2061	3,675	2,389
[8]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2035	300	300
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,030
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	1,000	949
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2049	150	150
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2055	6,450	5,380
[8]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2050	2,120	1,991
[8]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	1,550	852
[8]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2061	1,300	715
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2034	475	499
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2035	975	1,021
[8]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2036	1,480	1,420
[8]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2051	250	201
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	1,395	1,625
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	1,000	1,155
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2040	8,095	8,237
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	5,000	5,051
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,093
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,083
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	1,000	1,078
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	5,975	5,842
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	10,910	11,597
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2030	6,000	6,065
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	655	761
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	715	840
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	1,500	1,779
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2037	655	674
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	6,250	7,236
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	935	1,089
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,255	1,283
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	8,295	7,824
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	4,240	4,900
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2040	2,000	2,276
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2041	5,000	5,626
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	5,000	5,675
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	3,210	3,537
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	4,860	5,065
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,000	1,079
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	2,055	2,252
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/2045	4,145	3,130
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,230	3,520
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	6,230	6,656
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	2,500	2,392
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	5,070	5,395
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	6,000	6,409
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	4,685	4,934
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	585	616
	California State University College & University Revenue	3.000%	11/1/2038	2,280	2,152
	California State University College & University Revenue	5.000%	11/1/2039	5,240	5,524
	California State University College & University Revenue	5.000%	11/1/2041	7,815	7,860
	California State University College & University Revenue	5.000%	11/1/2042	2,500	2,552
	California State University College & University Revenue	5.000%	11/1/2043	500	519
	California State University College & University Revenue	5.000%	11/1/2046	3,010	3,271
	California State University College & University Revenue	4.000%	11/1/2049	4,710	4,534

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/2049	12,700	13,118
	California State University College & University Revenue	5.250%	11/1/2050	19,000	20,774
	California State University College & University Revenue	4.000%	11/1/2055	6,045	5,709
	California State University College & University Revenue	5.500%	11/1/2055	4,510	4,969
	California State University College & University Revenue	5.250%	11/1/2056	9,360	10,187
	California State University College & University Revenue PUT	1.600%	11/1/2026	3,500	3,455
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	3,940	3,922
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,465	1,470
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,000	11,079
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	4,920	4,934
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	900	937
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	10,000	11,431
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,350	1,404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	980	1,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	895	924
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,715	2,721
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	10,000	11,699
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,480	1,520
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	385	361
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	2,335	2,386
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,475	1,510
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,045	972
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	1,000	999
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,850	1,889
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	1,445	1,411
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	6,085	5,750
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2045	1,515	1,345
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	6,750	6,662
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	1,000	1,003
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	1,000	913
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2050	12,820	9,364
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2051	4,895	3,582
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2052	4,500	4,622
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/2057	3,500	3,614
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	4.000%	4/1/2043	2,000	2,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,005	3,047
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,135	3,287
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,925	5,163
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/2053	8,225	8,375
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,000	2,017
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,500	3,530
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,500	2,521
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	4,055	4,200
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	4,220	4,228
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,965	5,103
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,420	7,626
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,380	5,530
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	4,385	4,336
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2042	1,060	1,030
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	9,000	6,830
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	4,000	2,964
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,150	1,193
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2036	845	853
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/2052	1,990	2,051
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/2053	2,500	2,571
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2049	1,815	1,859
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2051	1,000	870
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2054	800	813
	Campbell CA GO	5.000%	9/1/2047	1,000	1,051
	Campbell Union High School District GO	4.000%	8/1/2050	2,235	2,178
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2049	7,000	7,427
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	318
[4]	Center Joint Unified School District GO	3.000%	8/1/2046	1,000	794
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	11,520	12,784
	Chaffey Community College District GO	5.500%	6/1/2049	1,000	1,117

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chaffey Joint Union High School District GO	5.250%	8/1/2052	5,035	5,356
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	9,560	9,084
	Chico Unified School District GO	3.000%	8/1/2044	1,195	958
	Chino Valley Unified School District GO	0.000%	8/1/2040	1,800	985
	Chino Valley Unified School District GO	0.000%	8/1/2041	2,500	1,290
	Chino Valley Unified School District GO	0.000%	8/1/2042	2,000	971
	Chino Valley Unified School District GO	0.000%	8/1/2043	3,590	1,637
	Chino Valley Unified School District GO	0.000%	8/1/2044	4,000	1,720
	Chino Valley Unified School District GO	5.000%	8/1/2049	3,000	3,197
	Chino Valley Unified School District GO	5.000%	8/1/2055	10,175	10,750
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2046	5,710	3,602
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2051	6,900	4,008
	Chula Vista Elementary School District GO	4.000%	8/1/2041	2,895	2,948
	Clovis Unified School District COP	4.000%	6/1/2048	5,975	5,730
	Clovis Unified School District GO	5.250%	8/1/2040	650	709
	Clovis Unified School District GO	5.000%	8/1/2050	6,000	6,346
[8]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	4,975	3,723
[1]	Coast Unified School District GO	0.000%	8/1/2040	1,610	922
[4]	Colton Joint Unified School District GO	0.000%	8/1/2045	1,000	407
[4]	Colton Joint Unified School District GO	0.000%	8/1/2046	4,700	1,817
[4]	Colton Joint Unified School District GO	0.000%	8/1/2046	1,000	383
[4]	Colton Joint Unified School District GO	0.000%	8/1/2047	5,000	1,839
[4]	Colton Joint Unified School District GO	0.000%	8/1/2047	1,750	635
[4]	Colton Joint Unified School District GO	0.000%	8/1/2048	3,500	1,228
[4]	Colton Joint Unified School District GO	0.000%	8/1/2048	2,000	688
[4]	Colton Joint Unified School District GO	0.000%	8/1/2049	1,500	489
[4]	Colton Joint Unified School District GO	0.000%	8/1/2050	1,930	596
[4]	Colton Joint Unified School District GO	5.000%	8/1/2055	17,615	18,651
	Concord CA COP	2.125%	4/1/2041	1,500	1,104
	Contra Costa Community College District GO	3.000%	8/1/2038	1,025	958
	Contra Costa Community College District GO	2.000%	8/1/2039	1,000	797
	Corona Utility Authority Water Revenue (Water Project)	5.000%	9/1/2055	4,500	4,777
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/2049	2,300	2,451
[1]	Cotati-Rohnert Park Unified School District GO	4.125%	8/1/2054	5,545	5,217
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	1,900	1,611
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	2,175	1,840
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,095	780
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	1,000	681
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	12,975	9,288
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	12,000	8,543
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/2037	2,110	2,206
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	310	311
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	3,645	3,826
	Desert Community College District GO	4.000%	8/1/2051	19,100	18,290
	Desert Sands Unified School District GO	4.000%	8/1/2050	2,500	2,426
	Dixon CA Special Tax Revenue	5.000%	9/1/2041	625	660
[1]	Downey Unified School District GO	2.000%	8/1/2042	450	313
[1]	Downey Unified School District GO	2.125%	8/1/2044	135	90
	Downey Unified School District GO	3.000%	8/1/2048	1,805	1,435
	Downey Unified School District GO	4.000%	8/1/2052	1,355	1,282
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	19,920	19,955
[1]	East Side Union High School District GO	3.000%	8/1/2030	2,000	2,012
[1]	East Side Union High School District GO	3.000%	8/1/2031	2,000	2,012
[1]	East Side Union High School District GO	3.000%	8/1/2032	1,500	1,507
[1]	East Side Union High School District GO	3.000%	8/1/2035	5,995	5,982
	East Whittier City School District GO	4.125%	8/1/2054	2,965	2,859
	El Camino Community College District Foundation GO	5.000%	8/1/2048	6,550	6,706
	El Camino Healthcare District GO	4.000%	8/1/2034	5,000	5,040
	El Monte Union High School District GO	0.000%	6/1/2044	2,340	1,011
	El Monte Union High School District GO	0.000%	6/1/2047	1,500	558
	El Monte Union High School District GO	0.000%	6/1/2048	1,250	441
	El Monte Union High School District GO	0.000%	6/1/2049	1,000	334
	El Segundo Unified School District GO	2.000%	8/1/2046	845	534
	El Segundo Unified School District GO	2.000%	8/1/2047	2,530	1,567
	El Segundo Unified School District GO	2.000%	8/1/2048	130	79
	El Segundo Unified School District GO	3.125%	8/1/2048	4,530	3,660
[4]	El Segundo Unified School District GO	2.125%	8/1/2050	100	61

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2026	1,000	1,005
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2036	1,020	1,217
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2037	1,500	1,792
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2038	1,050	1,253
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2047	1,450	1,546
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2051	3,395	3,577
	Elk Grove Unified School District GO	2.000%	8/1/2036	6,365	5,335
	Elk Grove Unified School District GO	2.000%	8/1/2037	2,000	1,638
	Elk Grove Unified School District GO	2.000%	8/1/2038	1,250	992
	Elk Grove Unified School District GO	2.000%	8/1/2039	1,700	1,317
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,040	1,152
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2050	2,500	2,702
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	4,325	4,656
[1]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2051	3,290	3,087
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2033	4,890	4,376
[10]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	4,620	3,993
	Folsom Cordova Unified School District GO	4.250%	10/1/2047	1,760	1,780
	Folsom Cordova Unified School District GO	4.125%	10/1/2049	2,130	2,122
	Folsom Cordova Unified School District GO	4.125%	10/1/2050	2,325	2,307
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	9,500	10,084
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,117
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	945
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,000	907
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	940
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	798
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	2,000	1,570
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	6,180	7,097
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	9	9
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,425	5,423
	Franklin-Mckinley School District GO	4.250%	8/1/2049	12,240	12,184
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	8,341	8,100
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	9,775	9,250
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	9,709	8,325
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	1,209	1,155
[10]	Freddie Mac Pool	3.550%	11/1/2032	1,574	1,559
[10]	Freddie Mac Pool	3.180%	9/1/2033	8,726	8,433
[10]	Freddie Mac Pool	2.820%	5/1/2035	912	818
[10]	Freddie Mac Pool	3.600%	7/1/2040	3,944	3,704
[10]	Freddie Mac Pool	3.400%	11/1/2040	7,395	6,881
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2035	1,150	1,183
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2046	1,540	1,484
	Fresno Unified School District GO	2.000%	8/1/2029	2,305	2,203
	Fresno Unified School District GO	2.000%	8/1/2030	2,435	2,288
	Fresno Unified School District GO	2.000%	8/1/2031	1,565	1,452
	Fresno Unified School District GO	2.000%	8/1/2032	2,705	2,469
	Fresno Unified School District GO	4.000%	8/1/2036	1,000	1,004
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	9,420	8,922
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2051	3,170	2,398
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2056	6,275	4,634
	Gilroy Unified School District GO	4.000%	8/1/2033	1,155	1,161
	Glendale CA Community College District GO	0.000%	8/1/2039	5,540	3,198
	Glendale CA Community College District GO	3.000%	8/1/2047	1,145	889
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2038	670	672
	Glendale CA Unified School District GO	3.000%	9/1/2039	5,025	4,702
	Gridley Unified School District GO	5.000%	8/1/2054	1,600	1,698
	Grossmont Union High School District GO	0.000%	8/1/2030	5,000	4,366
[1]	Hacienda CA La Puente Unified School District COP	4.000%	6/1/2045	6,000	5,971
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/2047	8,200	8,667
	Hartnell CA Community College District GO	3.000%	8/1/2045	2,000	1,623
[8]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	7,850	7,083
	Hayward CA Sewer Revenue	4.000%	3/1/2049	5,175	5,007
	Hayward CA Sewer Revenue	4.000%	3/1/2052	3,500	3,339
	Hayward CA Sewer Revenue	4.000%	3/1/2055	22,575	21,332
	Hayward Unified School District COP	5.000%	8/1/2035	355	367
	Hayward Unified School District COP	5.000%	8/1/2037	350	360
	Hayward Unified School District COP	5.250%	8/1/2052	4,000	4,047
[4]	Hayward Unified School District GO	5.000%	8/1/2044	9,970	10,262
[4]	Hayward Unified School District GO	5.000%	8/1/2046	720	775
[4]	Hayward Unified School District GO	5.000%	8/1/2047	2,400	2,571
[4]	Hayward Unified School District GO	5.000%	8/1/2050	8,655	9,161

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hayward Unified School District GO	5.000%	8/1/2055	24,285	25,495
[1]	Hemet Unified School District GO	3.000%	8/1/2037	1,790	1,705
[1]	Hemet Unified School District GO	3.000%	8/1/2039	2,070	1,913
	Hughson Unified School District GO	4.000%	8/1/2054	2,555	2,404
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	135	136
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2044	1,175	1,291
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	620	677
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	1,300	1,412
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2047	1,750	1,892
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2046	1,000	968
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2051	1,465	1,384
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2032	1,000	1,033
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2034	1,125	1,160
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2038	500	512
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	5,000	5,259
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	10,000	10,443
	Irvine Facilities Financing Authority Lease (Abatement) Revenue	5.000%	5/1/2036	1,390	1,402
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	200	201
	Irvine Unified School District GO	2.250%	9/1/2050	3,000	1,920
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2040	350	345
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	610	630
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	380	311
[1]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2038	1,320	1,517
[4]	Lake Tahoe Unified School District GO	5.000%	8/1/2054	1,225	1,296
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	501
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	500	478
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2050	1,000	891
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/2049	7,200	5,522
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2029	1,010	1,028
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,255	1,278
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	1,630	1,630
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/2032	3,210	3,408
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/2034	2,000	2,125
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2031	230	231
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2039	1,345	1,248
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2040	2,135	1,928
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	1,000	991
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	375	371
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	1,000	979
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	520	510
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	2,100	2,013
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,730	1,617
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	925	836
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2042	1,980	1,716
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	10,040	10,524
	Lodi CA Unified School District GO	3.000%	8/1/2046	10,000	8,022
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2046	7,365	7,820
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2055	2,005	2,105
[6]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.186%	11/15/2026	1,800	1,809
[11]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2026	1,380	1,402
[11]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	4,715	5,245
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	1,110	1,159
	Long Beach CA Water Revenue	4.000%	5/1/2054	5,940	5,702
	Long Beach Community College District GO	3.000%	8/1/2040	1,000	877
	Long Beach Community College District GO	3.000%	8/1/2041	2,000	1,718
	Long Beach Unified School District GO	0.000%	8/1/2026	1,870	1,829
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,627
	Long Beach Unified School District GO	3.000%	8/1/2050	3,000	2,257
	Long Beach Unified School District GO	4.000%	8/1/2053	18,340	17,531
	Los Angeles CA Community College District GO	4.000%	8/1/2038	630	631
	Los Angeles CA Community College District GO	3.000%	8/1/2039	3,020	2,859
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/2034	560	500
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	510	532
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,765	2,827
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	2,500	2,539

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,000	1,107
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,095
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	1,875	1,949
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	3,205	3,332
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	1,950	1,414
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	100	108
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,415	6,190
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	3,765	4,035
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	3,560	3,877
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	1,660	1,715
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	2,100	2,164
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,000	5,127
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	3,020	2,858
[8]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	2.500%	12/1/2025	4,690	4,690
[5,8]	Los Angeles County California Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	2,800	2,825
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	3,000	3,244
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	21,950	23,600
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	3,195	3,433
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	10,735	11,162
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	10,970	11,090
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,130	1,207
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2041	2,500	2,519
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,000	4,174
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	2,500	2,775
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	2,500	2,502
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	14,155	15,098
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	11,695	12,957
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	5,930	5,542
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	19,250	20,753
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,000	4,425
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	1,800	1,882
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,150	2,301
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	7,215	7,791
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	2,000	2,060
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	5,465	5,873
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,500	2,615
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,300	1,436
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	7,500	7,964
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	10,000	9,610
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	13,510	14,531
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	5,957
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,500	1,615
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	265	291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	13,205	14,349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,090	1,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,060	2,322
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	365
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,175	5,834
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,515	1,708
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	560	572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,400	2,718
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,550	1,768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	12,820	14,623
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,141
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,965	2,043
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	684
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,020	1,159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,805	2,066
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,500	2,881
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,015	2,276
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	605	644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	4,475	5,186
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	435	458
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	235	255

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,865	1,930
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,000	4,172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,245	4,461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	220	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	450	490
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	970	1,056
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,715	5,894
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,500	2,632
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	375	410
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,770	5,296
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	922
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	800	849
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	735	793
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,435	4,887
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	280	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	439
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	120	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	12,940	13,655
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,180	1,288
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,895	3,202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,330	1,406
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	425	456
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,290	2,476
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,350	3,402
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	155	155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	23,395	23,646
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	825	855
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	665	707
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	410	441
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,845	3,092
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,205	2,252
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	3,595	3,792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,000	4,230
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,530	2,689
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	2,945	3,049
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,535	1,610
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,075	4,099
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,040	1,079
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,310	3,338
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,850	4,032
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,655	2,755
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	9,675	10,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,610	6,884
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	10,370	10,649
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	3,000	3,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	255	263
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	7,065	7,266
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	100	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,425	1,473
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	3,080	3,213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	6,085	6,298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	665	689
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,275	2,369
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	3,000	3,118
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	380	391
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	106
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	200	207
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	125	135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	6,475	6,967
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	155	170
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	375	392
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	180	197
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	270	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	365	406
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	489

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	140	147
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	145	161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	19,160	21,302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	475	535
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	20	23
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	110	120
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	160	180
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	285	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	400	420
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	455	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	230	262
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	220	240
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	145	165
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	290	331
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	325	341
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	180	195
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	280	323
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	8,530	9,829
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	240	271
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	720	819
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,130	1,293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	235	272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,470	1,703
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	115	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	160	177
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	335	375
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	3,810	3,877
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,640	1,697
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,096
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	760	838
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	410	458
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	290	326
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,500	2,541
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,031
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,086
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	370
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,830	2,043
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	6,865	7,742
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,030	1,135
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	335	371
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,000	1,118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,110	1,171
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	225
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	145	156
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	820	895
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,077
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	360	395
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,535	1,698
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,235	1,299
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	290	311
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	480	519
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	305	331
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,530	2,759
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,455	1,599
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	315	334
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,220	1,297
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	220	236
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	510	548
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,485	4,893
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	6,790	6,951
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	870	919
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	345	367
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	132
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,305	2,459
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,435	1,536
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	3,865	4,106
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,015	2,161
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	180	190

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	485	501
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,600	1,644
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	570	590
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,000	1,038
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	585	607
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	490	497
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	90	85
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,145	1,187
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	395	405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	9,140	9,350
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	13,915	14,339
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	7,000	7,213
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	18,840	19,801
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2054	930	962
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,700	1,708
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/2049	4,650	4,310
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/2054	3,000	2,807
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2059	2,250	2,143
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/2061	3,000	2,931
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	1,100	1,104
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	1,000	1,148
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	1,685	1,919
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,435	1,621
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	1,025	1,145
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	5,190	5,731
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	6,230	6,807
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	6,740	7,287
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	9,645	10,371
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	6,505	6,939
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	5,000	5,295
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	10,000	10,684
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2039	100	109
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2041	250	269
[8]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.830%	12/2/2025	6,050	6,050
	Los Rios Community College District GO	4.000%	8/1/2034	4,555	4,642
	Los Rios Community College District GO	3.000%	8/1/2035	1,450	1,444
	Los Rios Community College District GO	3.000%	8/1/2044	1,000	819
	Mammoth CA Unified School District GO	4.125%	8/1/2054	2,825	2,747
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2034	500	522
	Manteca Unified School District GO	5.250%	8/1/2050	7,500	8,130
	Marin Healthcare District GO	4.000%	8/1/2047	1,000	933
[1]	Menifee Union School District Special Tax Revenue	4.000%	9/1/2051	3,650	3,335
	Menlo Park City School District GO	5.000%	7/1/2050	2,500	2,653
	Mesa Water District COP	4.000%	3/15/2040	325	335
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,000	1,001
	Modesto High School District GO	5.250%	8/1/2050	1,575	1,720
	Modesto High School District GO	4.000%	8/1/2052	1,290	1,211
[8]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	2.820%	12/4/2025	7,500	7,500
[1]	Montebello Unified School District GO	5.500%	8/1/2047	3,500	3,776
	Monterey Peninsula Community College District GO	4.000%	8/1/2051	4,000	3,812
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	2,100	2,135
	Moreland School District GO	3.875%	8/1/2030	915	940
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	500	576
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,360	1,550
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,150	1,298
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	1,120	1,252
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	2,000	2,223
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	2,000	1,557
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/2052	5,500	5,841
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,675	1,741
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,605	1,654
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,150	1,304
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2039	625	705
	Morongo Unified School District GO	4.125%	8/1/2050	2,000	1,967
[4]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/2044	2,000	1,667
	Mount San Antonio Community College District GO	2.375%	8/1/2051	5,615	3,707
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	1,715	1,634
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	2,000	1,979
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	4,000	3,866
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/2048	2,125	2,033

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	6,290	5,786
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/2052	2,500	2,397
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2038	810	838
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2039	1,725	1,776
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2040	1,795	1,833
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2041	1,710	1,734
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/2032	1,730	1,503
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	5,805	7,140
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	1,170	1,439
	Mt San Antonio Community College District GO	5.250%	8/1/2055	6,515	7,100
	Napa Valley Unified School District GO	4.500%	8/1/2055	2,500	2,530
[1]	Natomas Unified School District GO	3.000%	8/1/2039	500	458
[1]	Natomas Unified School District GO	3.000%	8/1/2041	2,590	2,245
[1]	Natomas Unified School District GO	3.000%	8/1/2047	3,135	2,432
	New Haven Unified School District GO	4.000%	8/1/2036	500	511
	New Haven Unified School District GO	4.000%	8/1/2039	420	425
	New Haven Unified School District GO	3.000%	8/1/2049	1,520	1,182
	New Haven Unified School District GO	5.000%	8/1/2050	5,095	5,427
	Newport Mesa Unified School District GO	0.000%	8/1/2038	1,000	659
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/2042	3,250	3,556
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/2047	4,425	4,804
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,000	953
	North Orange County CA Community College District GO	3.000%	8/1/2039	1,000	937
	North Orange County CA Community College District GO	3.000%	8/1/2040	1,000	905
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	29,000	31,192
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/2035	100	100
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2043	9,260	7,786
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	5,000	3,998
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	6,750	5,189
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	6,665	7,045
	Novato CA Unified School District GO	3.000%	8/1/2043	1,430	1,207
	Oak Grove School District GO	4.000%	8/1/2049	4,835	4,634
	Oakland CA GO	2.500%	1/15/2044	6,800	5,013
[4]	Oakland CA GO	3.000%	1/15/2050	3,000	2,284
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/2051	1,540	1,365
	Ontario CA Special Tax Revenue	5.000%	9/1/2050	1,000	1,019
	Ontario CA Special Tax Revenue	5.000%	9/1/2055	1,500	1,519
	Ontario Montclair School District GO	4.000%	8/1/2048	3,050	2,942
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,090
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,500	1,606
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,695	2,724
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	813
[4]	Oxnard School District GO	5.000%	8/1/2045	1,500	1,523
[4]	Palmdale Elementary School District GO	5.000%	8/1/2048	890	952
	Palo Alto CA COP	2.125%	11/1/2043	1,730	1,223
	Palo Alto CA COP	2.250%	11/1/2047	9,515	6,417
	Palo Alto Unified School District GO	3.250%	8/1/2042	10,150	9,305
	Palomar Health COP	4.000%	11/1/2038	685	551
	Palomar Health COP	4.000%	11/1/2047	190	131
[1]	Palomar Health COP	4.000%	11/1/2047	120	114
	Palomar Health GO	4.000%	8/1/2032	4,180	3,943
[1]	Palomar Health GO	0.000%	8/1/2033	4,100	2,938
	Palomar Health GO	4.000%	8/1/2033	4,560	4,241
	Palomar Health GO	0.000%	8/1/2034	750	478
	Palomar Health GO	4.000%	8/1/2034	335	308
	Palomar Health GO	5.000%	8/1/2034	1,125	1,126
	Palomar Health GO	4.000%	8/1/2035	4,270	3,862
	Palomar Health GO	0.000%	8/1/2036	5,025	2,815
	Palomar Health GO	4.000%	8/1/2036	300	267
[1]	Palomar Health GO	0.000%	8/1/2038	390	210
[1]	Palomar Health GO	7.000%	8/1/2038	205	230
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	300	281
[12]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	950	934
	Paramount Unified School District GO	0.000%	8/1/2042	1,000	478
[8]	Pasadena CA GO TOB VRDO	2.700%	12/1/2025	5,815	5,815
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	1,850	825
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2045	1,900	801
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2046	1,675	670
	Peralta Community College District GO	3.000%	2/1/2050	1,750	1,370

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peralta Community College District GO	5.000%	8/1/2050	1,480	1,586
	Peralta Community College District GO	5.000%	8/1/2054	5,000	5,342
[4]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/2048	4,515	4,660
	Perris CA Union High School District GO	3.000%	9/1/2045	3,865	3,105
[1]	Pittsburg Unified School District Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2047	5,000	5,110
	Pittsburg Unified School District GO	3.500%	8/1/2046	260	225
[1]	Pittsburg Unified School District GO	5.000%	8/1/2047	2,320	2,444
[1]	Pittsburg Unified School District GO	4.250%	8/1/2049	2,500	2,439
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	2,345	2,314
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,250	1,221
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	4,100	3,912
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	2,000	1,884
[1]	Pomona Unified School District GO	2.500%	8/1/2048	5,050	3,456
[4]	Pomona Unified School District GO	3.000%	8/1/2048	3,155	2,464
	Pomona Unified School District GO	5.000%	8/1/2050	1,100	1,165
	Pomona Unified School District GO	5.000%	8/1/2055	1,655	1,746
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2045	625	624
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2050	1,000	954
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	1,730	1,754
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,500	1,656
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2050	2,250	2,108
[5,8]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	5,000	5,000
	Ravenswood CA City School District GO	5.000%	8/1/2043	1,165	1,174
[1]	Ravenswood CA City School District GO	0.000%	8/1/2048	5,250	1,766
[1]	Ravenswood CA City School District GO	0.000%	8/1/2050	4,750	1,435
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.250%	6/1/2050	3,870	3,742
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2050	5,000	5,213
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	6,000	6,228
	Redlands Unified School District GO	5.000%	7/1/2050	15,000	15,885
	Redlands Unified School District GO	5.000%	7/1/2054	18,535	19,562
	Redondo Beach Unified School District GO	5.250%	8/1/2055	1,375	1,493
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2041	2,230	1,955
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2046	4,000	3,164
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2051	250	188
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2048	2,495	2,601
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	2,500	2,512
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	2,800	2,923
	Riverside Community College District GO	3.000%	8/1/2035	530	522
	Riverside Community College District GO	3.000%	8/1/2036	2,490	2,428
	Riverside Community College District GO	3.000%	8/1/2037	1,100	1,046
	Riverside Community College District GO	3.000%	8/1/2037	1,005	956
	Riverside Community College District GO	3.000%	8/1/2040	6,050	5,421
	Riverside Community College District GO	4.000%	8/1/2054	1,335	1,273
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,320	2,315
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	6,710	3,514
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	2,975	1,459
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	7,500	3,446
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2048	4,105	3,174
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,000	4,517
	Riverside Unified School District GO	3.000%	8/1/2036	800	780
	Riverside Unified School District GO	3.000%	8/1/2037	1,800	1,712
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2030	1,940	2,054
	Roseville Joint Union High School District GO	0.000%	8/1/2039	2,250	1,254
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,000	892
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	2,500	2,607
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2044	3,250	3,203
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	5	5
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	1,820	1,933
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	9,020	9,477
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	3,485	3,562
[5,8,11]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.830%	12/4/2025	34,700	34,700
[12]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	3,000	2,576
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	2,000	2,116
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	1,330	1,396
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2034	2,360	2,500
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,875	1,545
	San Bernardino Community College District GO	0.000%	8/1/2044	15,000	6,552
	San Bruno Park School District GO	5.000%	8/1/2053	2,500	2,590
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	6,130	6,288
	San Diego CA Unified School District GO	0.000%	7/1/2034	3,550	2,581

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2042	845	1,004
	San Diego CA Unified School District GO	2.000%	7/1/2045	5,080	3,389
	San Diego CA Unified School District GO	4.450%	7/1/2047	1,000	1,017
	San Diego CA Unified School District GO	5.000%	7/1/2047	8,575	8,722
	San Diego CA Unified School District GO	3.250%	7/1/2048	1,000	827
	San Diego CA Unified School District GO	5.000%	7/1/2048	6,500	6,945
	San Diego CA Unified School District GO	5.000%	7/1/2049	4,135	4,436
	San Diego CA Unified School District GO	3.000%	7/1/2050	5,115	3,933
	San Diego CA Unified School District GO	5.000%	7/1/2050	7,500	8,028
	San Diego CA Unified School District GO	4.000%	7/1/2053	9,050	8,666
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,890	12,343
	San Diego CA Unified School District GO	4.000%	7/1/2054	11,950	11,376
	San Diego CA Unified School District GO	5.000%	7/1/2055	7,000	7,459
	San Diego Community College District GO	4.000%	8/1/2041	1,000	1,034
	San Diego Community College District GO	4.000%	8/1/2042	1,000	1,016
	San Diego Community College District GO	4.000%	8/1/2043	1,000	1,008
	San Diego Community College District GO	4.000%	8/1/2050	1,590	1,511
	San Diego Community College District GO	5.000%	8/1/2055	29,090	31,198
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,625	1,791
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	2,325	2,497
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,515	2,355
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	10,000	10,053
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,175	4,244
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	6,255	6,467
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,000	2,095
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	1,000	1,066
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	6,530	7,072
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	650	711
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	2,010	2,120
[8]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	2.790%	12/4/2025	1,875	1,875
	San Dieguito Union High School District GO	3.000%	8/1/2038	1,000	953
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	760	726
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2041	3,585	2,510
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	2,075	1,280
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	1,025	1,043
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	6,300	4,848
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	14,720	11,200
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	15,425	11,843
[8]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	2.500%	12/1/2025	1,535	1,535
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,000	4,125
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2043	4,865	4,829
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2041	3,355	3,368
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	2,500	2,506
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	2,500	2,506
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2043	8,490	7,273
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2044	8,745	7,341
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2047	700	675
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2050	400	379
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2052	1,150	1,190
	San Francisco CA City & County COP	5.000%	4/1/2039	2,010	2,319
	San Francisco CA City & County COP	5.000%	4/1/2040	2,395	2,725
	San Francisco CA City & County COP	5.000%	4/1/2041	2,030	2,286
	San Francisco CA City & County GO	3.000%	6/15/2034	3,250	3,183
	San Francisco CA City & County GO	3.000%	6/15/2035	2,140	2,057
	San Francisco CA City & County Local or Guaranteed Housing Revenue	4.650%	8/1/2040	2,215	2,312
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	2,820	2,954
[8]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.950%	12/1/2025	45,900	45,900
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2031	1,015	1,041
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	3,525	3,718
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	10,000	10,844
	San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	1,500	1,135
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	2,165	2,316
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,750	6,209
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	16,295	15,259
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	4,330	4,501
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	2,080	2,190
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	2,225	2,367
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,000	1,092

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	1,500	1,588
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	1,500	1,601
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	6,765	7,138
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	3,850	4,063
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2028	985	999
[12]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	1,750	1,765
[4]	San Francisco Community College District GO	3.000%	6/15/2045	3,125	2,543
	San Francisco Community College District GO	4.000%	6/15/2045	2,300	2,239
[4]	San Francisco Community College District GO	5.250%	6/15/2049	19,115	20,798
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,335
	San Francisco Unified School District GO	3.000%	6/15/2039	4,075	3,779
	San Francisco Unified School District GO	3.000%	6/15/2040	6,500	5,881
	San Francisco Unified School District GO	5.000%	6/15/2040	3,380	3,625
[1]	San Jacinto Unified School District COP	5.000%	9/1/2040	1,075	1,145
[8]	San Jacinto Unified School District GO TOB VRDO	2.550%	12/1/2025	13,225	13,225
[12]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	225	183
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	4,255	4,539
	San Jose Evergreen Community College District GO	3.000%	9/1/2040	3,710	3,409
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,100	4,247
	San Jose Unified School District GO	2.125%	8/1/2038	900	729
	San Juan Unified School District GO	2.375%	8/1/2041	15	11
	San Juan Unified School District GO	5.000%	8/1/2041	2,000	2,148
	San Leandro Unified School District GO	4.000%	8/1/2047	3,150	3,101
	San Luis Coastal Unified School District GO	4.000%	8/1/2054	2,845	2,744
	San Marcos Unified School District GO	0.000%	8/1/2040	5,000	2,895
	San Marcos Unified School District GO	0.000%	8/1/2041	2,000	1,095
	San Marcos Unified School District GO	0.000%	8/1/2042	1,000	513
	San Marcos Unified School District GO	0.000%	8/1/2043	1,000	481
	San Mateo County Community College District GO	5.000%	9/1/2045	2,000	2,069
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	1,016
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	1,835	1,478
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	5,365	3,411
	San Mateo Union High School District GO	1.875%	9/1/2032	1,655	1,484
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	3,280	2,648
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,950	1,755
	San Rafael CA City High School District GO	4.250%	8/1/2047	5,500	5,502
	San Rafael CA City High School District GO	4.000%	8/1/2053	7,100	6,699
[11]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2033	2,000	1,564
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2045	2,500	2,470
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2034	415	472
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2037	1,165	1,304
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	5,000	5,453
[4]	Sanger Unified School District GO	3.000%	8/1/2045	1,480	1,196
[4]	Sanger Unified School District GO	3.000%	8/1/2048	5,500	4,262
[4]	Sanger Unified School District GO	4.000%	8/1/2055	2,480	2,318
[1]	Santa Ana Unified School District GO	2.000%	8/1/2046	5,755	3,579
[1]	Santa Ana Unified School District GO	2.125%	8/1/2050	1,000	586
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	3,605	3,415
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2057	1,915	1,806
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,310	1,270
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,765	2,607
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	3,000	2,836
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	1,000	936
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	4,165	3,400
	Santa Clara Unified School District GO	3.000%	7/1/2037	6,605	6,391
	Santa Clara Unified School District GO	3.250%	7/1/2044	11,790	10,384
	Santa Clarita Community College District GO	3.000%	8/1/2036	750	731
	Santa Clarita Community College District GO	3.000%	8/1/2041	950	828
	Santa Clarita Community College District GO	3.000%	8/1/2044	1,000	811
	Santa Cruz City High School District GO	4.000%	8/1/2054	5,000	4,775
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/2039	4,300	4,390
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2037	850	831
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,623
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	4,035
[3]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2031	3,450	3,882
[3]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2032	4,635	5,289
[3]	Santa Monica-Malibu Unified School District GO	5.000%	7/1/2033	7,830	9,048
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,575	1,350

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Paula Unified School District GO	3.000%	8/1/2049	1,330	1,001
	Santa Rosa Elementary School District GO	5.000%	8/1/2042	400	430
	Santa Rosa Elementary School District GO	5.000%	8/1/2043	600	641
[1]	Santa Rosa High School District GO	5.000%	8/1/2039	1,270	1,284
[1]	Santa Rosa High School District GO	5.000%	8/1/2043	1,000	1,007
	Sequoia Union High School District GO	2.375%	7/1/2032	1,060	1,000
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/2042	4,770	4,063
	Sonoma County Junior College District GO	3.000%	8/1/2037	7,285	7,080
	Sonoma County Junior College District GO	3.000%	8/1/2039	4,000	3,700
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2042	1,260	1,314
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2042	40	43
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2036	350	358
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2037	250	255
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2038	1,080	1,048
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2039	1,110	1,043
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2040	1,105	1,010
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/2050	4,920	3,304
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2052	8,765	9,194
[1]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2032	300	349
[1]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2033	375	442
[1]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2034	430	513
[1]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2035	360	432
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	600	656
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	1,340	1,504
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	15,100	16,158
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,769
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	1,800	1,938
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,928
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,945	2,022
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	5,470	5,749
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	135	146
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	1,550	1,629
[4]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2050	3,805	4,065
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,002
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	210	224
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	1,000	1,042
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	2,085	2,203
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.350%	12/1/2025	50,740	50,740
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	1,645	1,713
	Southwestern Community College District GO	3.000%	8/1/2039	900	837
	Southwestern Community College District GO	3.000%	8/1/2040	1,250	1,127
	Southwestern Community College District GO	3.000%	8/1/2040	2,500	2,253
	Southwestern Community College District GO	3.000%	8/1/2041	1,000	877
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2039	280	259
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	4,300	3,398
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	1,915	1,456
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/2052	1,580	1,658
	State Center Community College District GO	3.000%	8/1/2040	4,660	4,175
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2049	525	526
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,000	2,107
[4]	Stockton Unified School District GO	2.500%	8/1/2035	1,025	923
[1]	Stockton Unified School District GO	4.000%	8/1/2036	1,000	1,051
[1]	Stockton Unified School District GO	4.000%	8/1/2038	1,625	1,689
[1]	Stockton Unified School District GO	4.000%	8/1/2040	1,035	1,060
[1]	Stockton Unified School District GO	4.000%	8/1/2045	5,000	4,954
[4,8]	Stockton Unified School District GO TOB VRDO	2.850%	12/1/2025	2,200	2,200
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,000	1,108
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2045	1,500	1,653
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	3,620	2,432
	Sunnyvale School District GO	4.000%	9/1/2036	250	259
	Sunnyvale School District GO	4.000%	9/1/2037	270	277
[1]	Sweetwater Union High School District GO	0.000%	8/1/2039	1,355	734
[1]	Sweetwater Union High School District GO	0.000%	8/1/2040	3,005	1,523

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Sweetwater Union High School District GO	0.000%	8/1/2041	4,000	1,901
[1]	Sweetwater Union High School District GO	0.000%	8/1/2042	4,000	1,781
[1]	Sweetwater Union High School District GO	0.000%	8/1/2043	4,000	1,663
[1]	Sweetwater Union High School District GO	0.000%	8/1/2044	3,500	1,365
[1]	Sweetwater Union High School District GO	0.000%	8/1/2045	4,975	1,827
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	1,165	404
	Sweetwater Union High School District GO	5.000%	8/1/2052	13,435	13,998
	Sweetwater Union High School District GO	4.000%	2/1/2055	4,570	4,276
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2038	3,115	3,216
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,072
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	1,000	1,029
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	135	133
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/2048	1,700	1,807
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/2053	2,700	2,874
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	800	828
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2045	2,000	2,012
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	1,500	1,501
[4]	Tulare Local Health Care District GO	4.000%	8/1/2039	3,275	3,303
[12]	Tulare Union High School District GO	0.000%	8/1/2027	515	491
[12]	Tulare Union High School District GO	0.000%	8/1/2028	1,250	1,158
	Turlock Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2045	475	498
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2036	1,850	1,190
[1]	Ukiah CA Unified School District GO	5.000%	8/1/2049	2,150	2,196
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/2042	3,290	3,322
	United Water Conservation District COP	4.000%	10/1/2045	1,635	1,620
	University of California College & University Revenue	5.000%	5/15/2037	10,000	11,840
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,309
	University of California College & University Revenue	5.000%	5/15/2038	3,000	3,512
	University of California College & University Revenue	5.000%	5/15/2038	6,020	7,047
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,341
	University of California College & University Revenue	5.000%	5/15/2039	9,670	11,237
	University of California College & University Revenue	5.000%	5/15/2039	24,095	28,000
	University of California College & University Revenue	5.000%	5/15/2039	3,800	4,416
	University of California College & University Revenue	5.000%	5/15/2040	23,115	26,633
	University of California College & University Revenue	5.000%	5/15/2040	3,250	3,745
	University of California College & University Revenue	5.000%	5/15/2040	3,690	4,252
	University of California College & University Revenue	5.000%	5/15/2043	2,175	2,424
	University of California College & University Revenue	5.000%	5/15/2044	1,505	1,659
	University of California College & University Revenue	5.000%	5/15/2045	1,265	1,386
	University of California College & University Revenue	5.000%	5/15/2046	3,000	3,005
	University of California College & University Revenue	5.000%	5/15/2046	3,490	3,797
	University of California College & University Revenue	5.000%	5/15/2047	430	466
	University of California College & University Revenue	5.000%	5/15/2048	8,345	8,575
	University of California College & University Revenue	5.000%	5/15/2052	23,340	24,386
	University of California College & University Revenue	5.000%	5/15/2053	35,865	38,058
	University of California College & University Revenue	4.000%	5/15/2055	2,720	2,580
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	15,410	15,869
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	27,405	28,001
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	25,000	26,364
	University of California College & University Revenue VRDO	2.500%	12/1/2025	12,555	12,555
	University of California CP	2.700%	2/5/2026	15,000	15,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	4,540	4,584
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	3,000	3,299
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	2,100	2,115
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	2,000	2,182
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	3,500	3,787
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	6,620	6,942
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	22,735	21,254
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/2054	15,000	12,582
	Upland CA COP	4.000%	1/1/2042	5,635	5,221
	Upland CA COP	5.000%	1/1/2047	4,060	4,086
[1]	Val Verde Unified School District GO	4.000%	8/1/2048	4,900	4,694
[1]	Val Verde Unified School District GO	4.000%	8/1/2049	5,000	4,761
	Vallecitos Water District COP	2.250%	8/1/2046	2,140	1,451
	Vallejo City Unified School District GO	5.000%	8/1/2041	1,485	1,611
	Ventura Unified School District GO	4.000%	8/1/2041	2,855	2,910
	Ventura Unified School District GO	4.250%	8/1/2051	1,365	1,366
	Ventura Unified School District GO	4.000%	8/1/2052	11,230	10,778
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	865	928
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2036	750	795

California Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walnut Valley Unified School District GO	0.000%	8/1/2036	1,000	678
	Washington Township Health Care District GO	5.000%	8/1/2043	250	250
	Washington Township Health Care District GO	5.000%	8/1/2043	500	500
	Washington Township Health Care District GO	5.500%	8/1/2053	750	823
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,352
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,230	1,286
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	500	521
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,080	1,100
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,080	1,097
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	1,770	1,665
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	105	96
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,220	2,169
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	515
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,240	1,187
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,000	877
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	750	628
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2048	2,860	3,051
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2053	2,025	2,128
[12]	West Contra Costa Unified School District GO	0.000%	8/1/2032	5,000	4,061
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2035	850	842
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,000	978
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2037	1,400	1,345
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2037	1,380	1,611
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2037	725	846
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2037	1,680	1,961
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,430	1,652
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,740	2,010
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,000	1,146
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,400	1,604
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	2,010	1,530
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	2,070	1,934
	West Sonoma County Union High School District GO	5.000%	8/1/2043	780	806
[4]	Western Placer Unified School District GO	5.000%	8/1/2042	6,350	6,504
[4]	Westminster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	11/1/2029	1,000	1,022
					5,745,735
Guam (0.0%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2039	700	756
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	125	128
					884
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	12,416	12,699
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	6,964	7,391
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	10,704	11,784
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	10,000	7,198
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	4,029	4,023
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	7,973	7,912
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,092	1,009
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	522
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	970	1,017
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	610	631
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	155	161
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	4,390	4,022
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,380	2,181
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,230	1,089
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,773	2,273
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,264	958
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,500	2,434
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,541	1,500
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	8,183	2,776
					71,839
Total Tax-Exempt Municipal Bonds (Cost $5,824,860)					5,818,458

California Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	8,023	5,135
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,317	2,164
Total Taxable Municipal Bonds (Cost $6,851)				7,299
Total Investments (99.7%) (Cost $5,831,711)				5,825,757
Other Assets and Liabilities—Net (0.3%)				19,909
Net Assets (100%)				5,845,666
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Step bond.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Securities with a value of $454 have been segregated as initial margin for open futures contracts.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $384,942, representing 6.6% of net assets.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

California Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2026	(122)	(25,481)	4
5-Year U.S. Treasury Note	March 2026	(132)	(14,489)	(41)
				(37)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
2/10/2026	JPMC	24,000	Buy	5-Year MMD AAA General Obligation Scale	2.470%	15	15	—
2/13/2026	JPMC	12,000	Buy	5-Year MMD AAA General Obligation Scale	2.470%	7	7	—
2/13/2026	JPMC	6,000	Buy	10-Year MMD AAA General Obligation Scale	2.820%	(4)	—	(4)
4/30/2026	MSCS	8,000	Buy	15-Year MMD AAA General Obligation Scale	4.050%	503	503	—
5/6/2026	MSCS	850	Buy	10-Year MMD AAA General Obligation Scale	3.640%	62	62	—
5/19/2026	MSCS	1,368	Buy	15-Year MMD AAA General Obligation Scale	4.060%	87	87	—
8/13/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.760%	412	412	—
8/18/2026	RBC	1,170	Buy	30-Year MMD AAA General Obligation Scale	4.770%	98	98	—
8/20/2026	RBC	3,070	Buy	5-Year MMD AAA General Obligation Scale	2.790%	29	29	—
8/20/2026	MSCS	1,720	Buy	5-Year MMD AAA General Obligation Scale	2.840%	20	20	—
10/30/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.040%	(62)	—	(62)
11/2/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.060%	(51)	—	(51)
						1,116	1,233	(117)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,395 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,831,711)	5,825,757
Investment in Vanguard	139
Cash	6,217
Receivables for Investment Securities Sold	840
Receivables for Accrued Income	63,981
Receivables for Capital Shares Issued	1,099
Variation Margin Receivable—Futures Contracts	24
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,233
Other Assets	110
Total Assets	5,899,400
Liabilities
Payables for Investment Securities Purchased	44,093
Payables for Capital Shares Redeemed	3,365
Payables for Distributions	5,929
Payables to Vanguard	230
Unrealized Depreciation—Over-the-Counter Swap Contracts	117
Total Liabilities	53,734
Net Assets	5,845,666
At November 30, 2025, net assets consisted of:

Paid-in Capital	5,996,294
Total Distributable Earnings (Loss)	(150,628)
Net Assets	5,845,666

Investor Shares—Net Assets
Applicable to 61,793,016 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	711,157
Net Asset Value Per Share—Investor Shares	$11.51

Admiral™ Shares—Net Assets
Applicable to 446,141,411 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,134,509
Net Asset Value Per Share—Admiral Shares	$11.51

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	207,730
Total Income	207,730
Expenses
The Vanguard Group—Note B
Investment Advisory Services	735
Management and Administrative—Investor Shares	785
Management and Administrative—Admiral Shares	3,351
Marketing and Distribution—Investor Shares	42
Marketing and Distribution—Admiral Shares	256
Custodian Fees	29
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	14
Shareholders’ Reports and Proxy Fees—Admiral Shares	31
Trustees’ Fees and Expenses	3
Other Expenses	124
Total Expenses	5,402
Expenses Paid Indirectly	(29)
Net Expenses	5,373
Net Investment Income	202,357
Realized Net Gain (Loss)
Investment Securities Sold	(23,045)
Futures Contracts	998
Realized Net Gain (Loss)	(22,047)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(39,658)
Futures Contracts	(37)
Swap Contracts	1,116
Change in Unrealized Appreciation (Depreciation)	(38,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	141,731

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	202,357	182,160
Realized Net Gain (Loss)	(22,047)	(4,762)
Change in Unrealized Appreciation (Depreciation)	(38,579)	164,074
Net Increase (Decrease) in Net Assets Resulting from Operations	141,731	341,472
Distributions
Investor Shares	(23,045)	(18,690)
Admiral Shares	(176,168)	(160,464)
Total Distributions	(199,213)	(179,154)
Capital Share Transactions
Investor Shares	97,900	71,174
Admiral Shares	116,550	523,508
Net Increase (Decrease) from Capital Share Transactions	214,450	594,682
Total Increase (Decrease)	156,968	757,000
Net Assets
Beginning of Period	5,688,698	4,931,698
End of Period	5,845,666	5,688,698

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.14	$12.76	$12.86
Investment Operations
Net Investment Income[1]	.404	.382	.347	.293	.297
Net Realized and Unrealized Gain (Loss) on Investments	(.127)	.344	.136	(1.542)	(.017)
Total from Investment Operations	.277	.726	.483	(1.249)	.280
Distributions
Dividends from Net Investment Income	(.397)	(.376)	(.343)	(.292)	(.297)
Distributions from Realized Capital Gains	—	—	—	(.079)	(.083)
Total Distributions	(.397)	(.376)	(.343)	(.371)	(.380)
Net Asset Value, End of Period	$11.51	$11.63	$11.28	$11.14	$12.76
Total Return[2]	2.52%	6.52%	4.42%	-9.88%	2.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$711	$619	$530	$511	$663
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.33%	3.11%	2.53%	2.32%
Portfolio Turnover Rate	55%	81%	76%	85%	42%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.14	$12.76	$12.86
Investment Operations
Net Investment Income[1]	.410	.392	.356	.302	.307
Net Realized and Unrealized Gain (Loss) on Investments	(.126)	.343	.136	(1.542)	(.017)
Total from Investment Operations	.284	.735	.492	(1.240)	.290
Distributions
Dividends from Net Investment Income	(.404)	(.385)	(.352)	(.301)	(.307)
Distributions from Realized Capital Gains	—	—	—	(.079)	(.083)
Total Distributions	(.404)	(.385)	(.352)	(.380)	(.390)
Net Asset Value, End of Period	$11.51	$11.63	$11.28	$11.14	$12.76
Total Return[2]	2.57%	6.61%	4.50%	-9.81%	2.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,135	$5,070	$4,401	$3,962	$5,134
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.41%	3.19%	2.61%	2.40%
Portfolio Turnover Rate	55%	81%	76%	85%	42%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 0% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

California Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $139,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $29,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

California Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,818,458	—	5,818,458
Taxable Municipal Bonds	—	7,299	—	7,299
Total	—	5,825,757	—	5,825,757
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Swap Contracts	—	1,233	—	1,233
Total	4	1,233	—	1,237
Liabilities
Futures Contracts[1]	(41)	—	—	(41)
Swap Contracts	—	(117)	—	(117)
Total	(41)	(117)	—	(158)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	6,029
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,598
Capital Loss Carryforwards	(153,326)
Qualified Late-Year Losses	—
Other Temporary Differences	(5,929)
Total	(150,628)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	198,954	179,154
Ordinary Income*	259	—
Long-Term Capital Gains	—	—
Total	199,213	179,154
*	Includes short-term capital gains, if any.

California Long-Term Tax-Exempt Fund
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,824,276
Gross Unrealized Appreciation	105,831
Gross Unrealized Depreciation	(103,233)
Net Unrealized Appreciation (Depreciation)	2,598
F.	During the year ended November 30, 2025, the fund purchased $3,306,953,000 of investment securities and sold $2,907,142,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $144,160,000 and sales were $247,140,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	282,670	24,986	221,211	19,251
Issued in Lieu of Cash Distributions	19,838	1,760	16,014	1,393
Redeemed	(204,608)	(18,163)	(166,051)	(14,475)
Net Increase (Decrease)—Investor Shares	97,900	8,583	71,174	6,169
Admiral Shares
Issued	1,120,321	99,785	1,082,321	94,257
Issued in Lieu of Cash Distributions	112,197	9,955	103,942	9,046
Redeemed	(1,115,968)	(99,519)	(662,755)	(57,729)
Net Increase (Decrease)—Admiral Shares	116,550	10,221	523,508	45,574
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (three of the funds constituting Vanguard California Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2025 and each of the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the California Municipal Money Market Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
California Municipal Money Market Fund	7
California Intermediate-Term Tax-Exempt Fund	—
California Long-Term Tax-Exempt Fund	—
The funds designate 100% of income dividends as exempt-interest dividends.
Q750 012026

Financial Statements
For the year ended November 30, 2025
Vanguard California Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	55
Tax information	56

California Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.7%)
	Acalanes Union High School District GO	6.550%	8/1/2039	245	276
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2049	1,105	359
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	335	100
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	1,000	282
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	620	642
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	1,700	441
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,090	560
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	50	29
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	100	57
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	1,050	595
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	435	246
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	2,745	1,561
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	215	211
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	500	508
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	50	36
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	235	239
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	400	407
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,210	1,227
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	240	244
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	60	60
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	2,350	2,381
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	350	355
	Alameda County CA Fremont Unified School District GO	3.250%	8/1/2032	265	266
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2043	1,465	1,002
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2026	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2027	215	227
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2028	435	470
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2029	135	149
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2031	145	167
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2032	215	251
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2033	60	71
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2034	10	12
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	110	110
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	60	61
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	55	56
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	35	39
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	70	64
	Alameda County Oakland Unified School District GO	3.000%	8/1/2041	470	403
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	905	879
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	250	269
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	30	32
[2]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	240	183
[1]	Alvord Unified School District GO	0.000%	8/1/2043	295	145
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,000	1,128
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	100	111
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	645	673
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.250%	10/1/2050	500	524
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	300	317
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/2035	150	109
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2027	55	52
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	135	125
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	220	197
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	4,020	3,501
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	165	139
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	270	220
1

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2033	160	125
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	250	181
	Anaheim Union High School District GO	4.625%	8/1/2052	245	250
	Antelope Valley Community College District GO	0.000%	8/1/2045	1,165	472
	Antelope Valley Community College District GO	4.000%	8/1/2046	1,000	1,016
	Antelope Valley Community College District GO	0.000%	8/1/2048	2,260	777
	Antelope Valley Community College District GO	0.000%	8/1/2049	2,000	653
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,000	318
	Antelope Valley Community College District GO	3.000%	8/1/2050	1,030	790
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	1,800	1,865
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	695	702
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	1,000	1,009
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	1,535	1,593
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	145	150
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	500	519
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	435	463
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	10	11
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	15	16
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	45	46
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	430	470
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	670	750
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	200	224
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	160	163
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	365	418
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2032	240	240
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	15	18
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	570	579
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	400	474
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	800	811
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	125	150
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	4,050	4,103
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	345	345
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	60	71
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	250	301
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	515	520
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	375	378
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	150	166
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	700	798
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	250	285
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	1,385	1,387
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	35	38
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	730	788
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	350	376
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	235	259
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	500	551
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	1,500	1,604
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	840	728
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	845	814
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2047	500	544
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	225	215
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	205	218
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	1,710	1,275
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2054	95	100
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	3,450	2,341
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	665	628
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	850	849
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	3,815	3,817
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,490	1,447
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	820	849
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	70	76
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	35	39
	Berkeley CA GO	3.250%	9/1/2045	165	140
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	115	103
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	25	22
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	465	392
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	1,235	1,006
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	150	92
	Beverly Hills CA Unified School District GO	0.000%	8/1/2038	20	12
2

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Beverly Hills CA Unified School District GO	0.000%	8/1/2039	40	22
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	55	46
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,125	1,175
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2053	350	364
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/2054	250	236
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	50	51
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2053	100	101
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	40	40
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	145	145
	California Department of Water Resources Water Revenue	5.000%	12/1/2025	20	20
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	180	185
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	640	658
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	15	15
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	80	85
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	210	222
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	55	58
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	180	185
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	365	375
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	2,235	2,425
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	75	81
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	140	144
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	25	28
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	360	396
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	1,265	1,298
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	150	165
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	230	242
	California Department of Water Resources Water Revenue	4.000%	12/1/2031	85	86
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	360	410
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	160	164
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	210	221
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	515	566
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	385	437
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	300	329
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	180	189
	California Department of Water Resources Water Revenue	5.000%	12/1/2033	340	386
	California Department of Water Resources Water Revenue	5.000%	12/1/2033	745	816
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	325	367
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	295	322
	California Department of Water Resources Water Revenue	4.000%	12/1/2035	185	187
	California Department of Water Resources Water Revenue	5.000%	12/1/2035	235	263
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	355	365
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	15	15
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	1,840	1,945
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	250	271
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	15	16
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	2,500	2,713
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	190	211
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	10	11
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	240	274
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	100	114
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	110	125
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	160	186
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	15	17
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	70	80
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	70	80
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	55	65
	California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2034	60	64
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	10	12
	California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2035	90	96
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2035	15	17
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	190	195
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	85	90
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	60	66
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	165	181
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	1,295	1,550
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	1,230	1,509
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	101
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	900	1,055
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	490	574
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	410	415
3

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	250	251
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	2,160	2,501
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	1,975	2,272
	California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	505	486
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	825	827
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	210	211
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	3,015	3,450
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	1,580	1,027
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	1,145	1,304
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	500	502
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	3,460	3,694
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	2,315	2,659
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	2,850	3,454
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/2026	100	100
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	85	86
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	40	40
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	240	257
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,090	1,114
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	455	485
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	485	525
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	100	103
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	150	139
	California GO	5.000%	12/1/2025	100	100
	California GO	5.000%	2/1/2026	3,000	3,013
	California GO	3.000%	3/1/2026	195	195
	California GO	4.000%	3/1/2026	45	45
	California GO	4.000%	3/1/2026	100	100
	California GO	5.000%	4/1/2026	90	91
	California GO	5.000%	4/1/2026	10	10
	California GO	5.000%	4/1/2026	100	101
	California GO	5.000%	8/1/2026	935	951
	California GO	5.000%	8/1/2026	585	595
	California GO	5.000%	8/1/2026	200	203
	California GO	5.000%	8/1/2026	80	81
	California GO	5.000%	8/1/2026	170	173
	California GO	5.000%	8/1/2026	685	697
	California GO	5.000%	8/1/2026	25	25
	California GO	5.000%	8/1/2026	2,400	2,441
	California GO	4.000%	9/1/2026	50	51
	California GO	4.000%	9/1/2026	1,055	1,068
	California GO	5.000%	9/1/2026	540	550
	California GO	5.000%	9/1/2026	150	153
	California GO	5.000%	9/1/2026	60	61
	California GO	5.000%	9/1/2026	105	107
	California GO	5.000%	9/1/2026	330	336
	California GO	5.000%	9/1/2026	160	163
	California GO	5.000%	9/1/2026	230	234
	California GO	5.000%	9/1/2026	115	117
	California GO	4.000%	10/1/2026	65	66
	California GO	5.000%	10/1/2026	645	659
	California GO	5.000%	10/1/2026	600	613
	California GO	5.000%	10/1/2026	1,145	1,155
	California GO	5.000%	10/1/2026	85	87
	California GO	5.000%	10/1/2026	60	61
	California GO	4.000%	11/1/2026	175	178
	California GO	5.000%	11/1/2026	830	850
	California GO	5.000%	11/1/2026	10	10
	California GO	5.000%	11/1/2026	45	46
	California GO	5.000%	11/1/2026	285	292
	California GO	5.000%	12/1/2026	2,070	2,124
[5]	California GO	5.000%	2/1/2027	200	206
	California GO	3.000%	3/1/2027	270	272
	California GO	4.000%	3/1/2027	850	867
	California GO	5.000%	4/1/2027	690	714
	California GO	5.000%	4/1/2027	230	238
4

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	4/1/2027	40	41
California GO	3.500%	8/1/2027	2,135	2,171
California GO	5.000%	8/1/2027	1,310	1,332
California GO	5.000%	8/1/2027	1,375	1,398
California GO	5.000%	8/1/2027	80	83
California GO	5.000%	8/1/2027	430	449
California GO	5.000%	8/1/2027	250	261
California GO	5.000%	8/1/2027	50	52
California GO	5.000%	8/1/2027	255	266
California GO	4.000%	9/1/2027	180	185
California GO	4.000%	9/1/2027	55	57
California GO	5.000%	9/1/2027	35	36
California GO	5.000%	9/1/2027	115	117
California GO	5.000%	9/1/2027	115	120
California GO	5.000%	9/1/2027	360	376
California GO	5.000%	9/1/2027	15	16
California GO	5.000%	9/1/2027	550	575
California GO	4.000%	10/1/2027	255	263
California GO	5.000%	10/1/2027	620	649
California GO	5.000%	10/1/2027	330	333
California GO	5.000%	10/1/2027	260	272
California GO	5.000%	10/1/2027	50	52
California GO	5.000%	10/1/2027	1,260	1,320
California GO	5.000%	11/1/2027	215	226
California GO	5.000%	11/1/2027	240	252
California GO	5.000%	11/1/2027	120	126
California GO	5.000%	11/1/2027	160	168
California GO	5.000%	11/1/2027	140	147
California GO	5.000%	11/1/2027	35	37
California GO	5.000%	12/1/2027	310	326
California GO	3.000%	3/1/2028	55	56
California GO	4.000%	3/1/2028	55	57
California GO	5.000%	3/1/2028	1,500	1,588
California GO	5.000%	3/1/2028	3,000	3,176
California GO	5.000%	4/1/2028	780	827
California GO	5.000%	4/1/2028	610	647
California GO	5.000%	4/1/2028	10	11
California GO	5.000%	8/1/2028	210	213
California GO	5.000%	8/1/2028	235	239
California GO	5.000%	8/1/2028	390	407
California GO	5.000%	8/1/2028	190	198
California GO	5.000%	8/1/2028	1,055	1,128
California GO	5.000%	8/1/2028	270	289
California GO	5.000%	8/1/2028	650	695
California GO	4.000%	9/1/2028	10	10
California GO	4.000%	9/1/2028	600	627
California GO	4.000%	9/1/2028	2,000	2,089
California GO	5.000%	9/1/2028	2,265	2,306
California GO	5.000%	9/1/2028	215	230
California GO	5.000%	9/1/2028	35	36
California GO	5.000%	9/1/2028	125	134
California GO	5.000%	9/1/2028	80	86
California GO	5.000%	9/1/2028	100	107
California GO	5.000%	9/1/2028	275	280
California GO	3.000%	10/1/2028	285	285
California GO	3.250%	10/1/2028	120	120
California GO	5.000%	10/1/2028	1,755	1,884
California GO	5.000%	10/1/2028	135	145
California GO	5.000%	10/1/2028	145	156
California GO	5.000%	10/1/2028	880	945
California GO	5.000%	10/1/2028	205	220
California GO	5.000%	11/1/2028	1,795	1,883
California GO	5.000%	11/1/2028	340	366
California GO	5.000%	11/1/2028	540	581
California GO	5.000%	11/1/2028	210	226
California GO	5.000%	11/1/2028	80	86
California GO	5.000%	12/1/2028	1,755	1,891
California GO	3.000%	3/1/2029	350	350
California GO	3.000%	3/1/2029	300	300
California GO	5.000%	3/1/2029	420	455
5

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	3/1/2029	700	758
California GO	5.000%	4/1/2029	3,160	3,428
California GO	5.000%	4/1/2029	155	168
California GO	5.000%	4/1/2029	205	222
California GO	3.000%	8/1/2029	55	55
California GO	5.000%	8/1/2029	320	325
California GO	5.000%	8/1/2029	935	975
California GO	5.000%	8/1/2029	30	30
California GO	5.000%	8/1/2029	15	16
California GO	5.000%	8/1/2029	335	349
California GO	5.000%	8/1/2029	290	302
California GO	5.000%	8/1/2029	625	683
California GO	5.000%	8/1/2029	45	49
California GO	3.000%	9/1/2029	340	340
California GO	4.000%	9/1/2029	490	517
California GO	5.000%	9/1/2029	390	397
California GO	5.000%	9/1/2029	1,805	1,838
California GO	5.000%	9/1/2029	1,245	1,363
California GO	5.000%	9/1/2029	580	635
California GO	5.000%	9/1/2029	535	586
California GO	5.000%	9/1/2029	940	1,029
California GO	5.000%	10/1/2029	375	411
California GO	5.000%	10/1/2029	465	469
California GO	5.000%	10/1/2029	225	241
California GO	5.000%	10/1/2029	65	71
California GO	5.000%	10/1/2029	2,000	2,194
California GO	5.000%	10/1/2029	525	576
California GO	5.000%	10/1/2029	340	373
California GO	4.000%	11/1/2029	160	169
California GO	5.000%	11/1/2029	475	522
California GO	5.000%	11/1/2029	35	38
California GO	5.000%	11/1/2029	710	745
California GO	5.000%	11/1/2029	330	363
California GO	5.000%	11/1/2029	660	725
California GO	5.000%	12/1/2029	105	116
California GO	5.000%	3/1/2030	320	354
California GO	5.000%	3/1/2030	90	100
California GO	5.000%	4/1/2030	140	152
California GO	5.000%	4/1/2030	80	89
California GO	5.000%	4/1/2030	805	892
California GO	5.000%	4/1/2030	295	320
California GO	5.000%	8/1/2030	1,285	1,306
California GO	5.000%	8/1/2030	1,350	1,407
California GO	5.000%	8/1/2030	1,880	2,007
California GO	5.000%	8/1/2030	170	173
California GO	5.000%	8/1/2030	250	279
California GO	5.000%	8/1/2030	55	61
California GO	5.000%	8/1/2030	85	89
California GO	5.000%	9/1/2030	230	234
California GO	5.000%	9/1/2030	50	56
California GO	5.000%	9/1/2030	275	307
California GO	5.000%	9/1/2030	555	621
California GO	5.000%	9/1/2030	55	61
California GO	5.000%	9/1/2030	5	6
California GO	3.500%	10/1/2030	110	110
California GO	5.000%	10/1/2030	870	954
California GO	5.000%	10/1/2030	440	472
California GO	5.000%	10/1/2030	365	409
California GO	5.000%	10/1/2030	220	246
California GO	4.000%	11/1/2030	45	48
California GO	5.000%	11/1/2030	700	734
California GO	5.000%	11/1/2030	3,155	3,541
California GO	5.000%	11/1/2030	540	606
California GO	5.000%	12/1/2030	435	489
California GO	5.000%	3/1/2031	805	890
California GO	5.000%	3/1/2031	20	23
California GO	5.000%	4/1/2031	600	679
California GO	5.000%	4/1/2031	250	283
California GO	5.000%	4/1/2031	470	509
California GO	5.000%	4/1/2031	1,590	1,723
6

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/2031	200	203
	California GO	5.000%	8/1/2031	290	330
	California GO	5.000%	8/1/2031	500	569
	California GO	5.000%	8/1/2031	3,610	4,108
	California GO	5.000%	8/1/2031	80	83
	California GO	3.250%	9/1/2031	130	130
	California GO	3.500%	9/1/2031	100	100
	California GO	4.000%	9/1/2031	85	86
	California GO	5.000%	9/1/2031	365	372
	California GO	5.000%	9/1/2031	265	302
	California GO	5.000%	9/1/2031	940	1,071
	California GO	5.000%	9/1/2031	125	142
	California GO	5.000%	9/1/2031	800	912
	California GO	5.000%	9/1/2031	150	171
	California GO	5.000%	9/1/2031	300	342
	California GO	5.000%	9/1/2031	520	593
	California GO	5.000%	10/1/2031	525	575
	California GO	5.000%	10/1/2031	235	268
	California GO	5.000%	10/1/2031	225	257
	California GO	5.000%	11/1/2031	105	110
	California GO	5.000%	11/1/2031	275	308
	California GO	5.000%	11/1/2031	185	198
	California GO	5.000%	11/1/2031	555	634
	California GO	5.000%	11/1/2031	3,050	3,416
	California GO	5.000%	12/1/2031	290	332
	California GO	5.000%	12/1/2031	25	25
	California GO	5.000%	3/1/2032	1,360	1,501
	California GO	5.000%	3/1/2032	50	55
	California GO	5.000%	3/1/2032	400	460
	California GO	5.000%	4/1/2032	175	189
	California GO	5.000%	4/1/2032	1,810	2,083
	California GO	5.000%	4/1/2032	760	875
	California GO	5.000%	4/1/2032	140	151
	California GO	5.000%	8/1/2032	240	250
	California GO	5.000%	8/1/2032	65	66
	California GO	5.000%	8/1/2032	1,255	1,452
[1]	California GO	5.250%	8/1/2032	2,255	2,607
	California GO	2.500%	9/1/2032	170	163
	California GO	3.000%	9/1/2032	230	229
	California GO	3.500%	9/1/2032	90	90
	California GO	3.500%	9/1/2032	5	5
	California GO	4.000%	9/1/2032	145	146
	California GO	4.000%	9/1/2032	210	212
	California GO	4.000%	9/1/2032	110	111
	California GO	4.000%	9/1/2032	60	60
	California GO	5.000%	9/1/2032	110	112
	California GO	5.000%	9/1/2032	1,580	1,608
	California GO	5.000%	9/1/2032	1,240	1,409
	California GO	5.000%	9/1/2032	130	151
	California GO	5.000%	9/1/2032	160	185
	California GO	5.000%	9/1/2032	1,075	1,245
	California GO	5.000%	9/1/2032	655	759
	California GO	5.000%	9/1/2032	235	272
	California GO	5.000%	10/1/2032	140	153
	California GO	5.000%	10/1/2032	430	484
	California GO	5.000%	10/1/2032	70	80
	California GO	5.000%	10/1/2032	130	151
	California GO	5.000%	11/1/2032	220	236
	California GO	5.000%	11/1/2032	400	447
	California GO	5.000%	11/1/2032	2,130	2,473
	California GO	5.000%	11/1/2032	305	341
	California GO	5.000%	11/1/2032	120	134
	California GO	5.000%	12/1/2032	260	263
	California GO	5.000%	3/1/2033	65	72
	California GO	5.000%	3/1/2033	85	94
	California GO	5.000%	3/1/2033	65	76
	California GO	5.000%	4/1/2033	705	761
	California GO	5.000%	4/1/2033	1,830	2,097
	California GO	5.000%	4/1/2033	80	93
	California GO	3.500%	8/1/2033	15	15
7

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	8/1/2033	210	211
California GO	5.000%	8/1/2033	105	107
California GO	5.000%	8/1/2033	200	208
California GO	5.000%	8/1/2033	825	838
California GO	5.000%	8/1/2033	115	135
California GO	5.000%	8/1/2033	1,745	2,046
California GO	5.000%	8/1/2033	315	369
California GO	5.000%	8/1/2033	990	1,161
California GO	5.000%	8/1/2033	5	5
California GO	3.000%	9/1/2033	400	397
California GO	3.375%	9/1/2033	65	65
California GO	4.000%	9/1/2033	155	156
California GO	5.000%	9/1/2033	155	158
California GO	5.000%	9/1/2033	35	40
California GO	5.000%	9/1/2033	105	123
California GO	5.000%	9/1/2033	1,080	1,267
California GO	5.000%	9/1/2033	425	499
California GO	5.000%	9/1/2033	165	194
California GO	5.000%	9/1/2033	530	622
California GO	3.000%	10/1/2033	245	246
California GO	4.000%	10/1/2033	385	410
California GO	5.000%	10/1/2033	370	431
California GO	5.000%	10/1/2033	25	29
California GO	4.000%	11/1/2033	50	51
California GO	5.000%	3/1/2034	315	346
California GO	5.000%	3/1/2034	15	16
California GO	4.000%	8/1/2034	850	932
California GO	5.000%	8/1/2034	105	107
California GO	5.000%	8/1/2034	55	65
California GO	4.000%	9/1/2034	140	141
California GO	4.000%	9/1/2034	380	382
California GO	4.000%	9/1/2034	100	110
California GO	5.000%	9/1/2034	90	92
California GO	5.000%	9/1/2034	50	51
California GO	5.000%	9/1/2034	140	161
California GO	5.000%	9/1/2034	325	380
California GO	5.000%	9/1/2034	535	636
California GO	5.000%	9/1/2034	260	309
California GO	5.000%	9/1/2034	1,400	1,666
California GO	5.000%	9/1/2034	5	5
California GO	3.000%	10/1/2034	1,640	1,632
California GO	4.000%	10/1/2034	360	376
California GO	4.000%	10/1/2034	225	239
California GO	5.000%	10/1/2034	445	517
California GO	4.000%	11/1/2034	215	227
California GO	5.000%	12/1/2034	135	150
California GO	5.000%	3/1/2035	130	143
California GO	5.000%	3/1/2035	1,075	1,180
California GO	5.000%	3/1/2035	945	1,135
California GO	5.000%	4/1/2035	505	543
California GO	5.000%	4/1/2035	420	480
California GO	5.000%	4/1/2035	1,275	1,359
California GO	3.500%	8/1/2035	165	165
California GO	4.000%	8/1/2035	1,150	1,155
California GO	5.000%	8/1/2035	75	76
California GO	5.000%	8/1/2035	1,040	1,079
California GO	5.000%	8/1/2035	10	12
California GO	5.000%	8/1/2035	5	5
California GO	3.000%	9/1/2035	50	49
California GO	4.000%	9/1/2035	120	121
California GO	4.000%	9/1/2035	1,000	1,005
California GO	4.000%	9/1/2035	75	75
California GO	5.000%	9/1/2035	1,480	1,504
California GO	5.000%	9/1/2035	110	112
California GO	5.000%	9/1/2035	330	379
California GO	5.000%	9/1/2035	75	86
California GO	5.000%	9/1/2035	85	99
California GO	5.000%	9/1/2035	570	671
California GO	5.000%	9/1/2035	265	312
California GO	3.000%	10/1/2035	485	478
8

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	10/1/2035	490	516
California GO	5.000%	10/1/2035	40	40
California GO	5.000%	10/1/2035	3,000	3,475
California GO	4.000%	11/1/2035	200	203
California GO	4.000%	11/1/2035	130	136
California GO	5.000%	11/1/2035	50	52
California GO	5.000%	11/1/2035	1,500	1,782
California GO	5.000%	12/1/2035	70	78
California GO	4.000%	3/1/2036	3,215	3,342
California GO	5.000%	3/1/2036	1,000	1,184
California GO	5.000%	4/1/2036	575	616
California GO	4.000%	8/1/2036	95	95
California GO	4.000%	8/1/2036	60	64
California GO	5.000%	8/1/2036	95	100
California GO	5.000%	8/1/2036	790	801
California GO	5.000%	8/1/2036	255	264
California GO	5.000%	8/1/2036	460	538
California GO	5.000%	8/1/2036	495	588
California GO	4.000%	9/1/2036	155	156
California GO	4.000%	9/1/2036	510	512
California GO	5.000%	9/1/2036	735	746
California GO	5.000%	9/1/2036	235	268
California GO	5.000%	9/1/2036	260	264
California GO	5.000%	9/1/2036	435	502
California GO	5.000%	9/1/2036	385	447
California GO	3.000%	10/1/2036	565	552
California GO	4.000%	10/1/2036	515	531
California GO	4.000%	10/1/2036	875	915
California GO	5.000%	10/1/2036	1,150	1,317
California GO	4.000%	11/1/2036	20	20
California GO	4.000%	11/1/2036	10	10
California GO	5.000%	11/1/2036	25	27
California GO	5.000%	11/1/2036	30	33
California GO	5.000%	11/1/2036	1,000	1,172
California GO	5.000%	12/1/2036	225	248
California GO	4.000%	3/1/2037	260	269
California GO	5.000%	4/1/2037	105	118
California GO	4.000%	8/1/2037	55	55
California GO	5.000%	8/1/2037	70	74
California GO	5.000%	8/1/2037	1,505	1,744
California GO	4.000%	9/1/2037	125	126
California GO	4.000%	9/1/2037	525	554
California GO	5.000%	9/1/2037	50	51
California GO	5.000%	9/1/2037	563	644
California GO	5.000%	9/1/2037	2,120	2,441
California GO	3.000%	10/1/2037	410	392
California GO	4.000%	10/1/2037	185	190
California GO	4.000%	10/1/2037	20	21
California GO	5.000%	10/1/2037	510	567
California GO	4.000%	11/1/2037	50	52
California GO	4.000%	11/1/2037	60	61
California GO	5.000%	11/1/2037	25	26
California GO	5.000%	11/1/2037	75	78
California GO	5.000%	11/1/2037	4,470	5,055
California GO	5.000%	11/1/2037	400	464
California GO	4.000%	3/1/2038	525	540
California GO	5.000%	3/1/2038	120	140
California GO	5.000%	4/1/2038	10	11
California GO	4.000%	8/1/2038	10	10
California GO	5.000%	8/1/2038	90	91
California GO	5.000%	9/1/2038	215	244
California GO	4.000%	11/1/2038	660	680
California GO	5.000%	8/1/2039	640	731
California GO	5.000%	8/1/2039	490	567
California GO	5.000%	9/1/2039	490	546
California GO	5.000%	9/1/2039	720	818
California GO	5.000%	9/1/2039	175	199
California GO	4.000%	10/1/2039	2,375	2,423
California GO	5.000%	10/1/2039	35	35
California GO	5.000%	10/1/2039	505	567
9

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.250%	10/1/2039	130	131
California GO	4.000%	11/1/2039	250	256
California GO	5.000%	11/1/2039	45	47
California GO	5.000%	11/1/2039	1,000	1,145
California GO	4.000%	3/1/2040	710	722
California GO	3.000%	11/1/2040	185	168
California GO	5.000%	8/1/2041	500	566
California GO	5.000%	9/1/2041	595	645
California GO	5.000%	9/1/2041	120	134
California GO	4.000%	10/1/2041	2,265	2,297
California GO	5.000%	10/1/2041	390	420
California GO	3.000%	11/1/2041	300	264
California GO	5.000%	11/1/2041	1,000	1,123
California GO	5.000%	3/1/2042	595	664
California GO	4.000%	4/1/2042	350	354
California GO	5.000%	4/1/2042	1,360	1,402
California GO	5.000%	4/1/2042	190	206
California GO	5.000%	8/1/2042	685	768
California GO	4.000%	9/1/2042	615	623
California GO	5.000%	9/1/2042	910	990
California GO	4.000%	10/1/2042	165	167
California GO	5.000%	10/1/2042	410	429
California GO	5.000%	10/1/2042	1,120	1,226
California GO	5.000%	11/1/2042	1,695	1,848
California GO	4.000%	2/1/2043	330	329
California GO	5.000%	3/1/2043	1,000	1,104
California GO	4.000%	4/1/2043	550	549
California GO	5.000%	8/1/2043	1,000	1,108
California GO	4.000%	9/1/2043	1,465	1,474
California GO	4.000%	9/1/2043	100	101
California GO	5.000%	9/1/2043	2,435	2,654
California GO	5.000%	9/1/2043	960	1,051
California GO	5.000%	9/1/2043	1,035	1,133
California GO	2.250%	11/1/2043	110	81
California GO	2.375%	12/1/2043	190	143
California GO	5.000%	12/1/2043	110	117
California GO	4.000%	8/1/2044	250	250
California GO	5.000%	8/1/2044	460	504
California GO	5.000%	8/1/2044	205	226
California GO	5.250%	8/1/2044	1,400	1,561
California GO	5.000%	9/1/2044	1,130	1,233
California GO	4.000%	10/1/2044	425	422
California GO	4.000%	10/1/2044	300	296
California GO	4.000%	11/1/2044	360	353
California GO	4.000%	3/1/2045	175	170
California GO	4.125%	3/1/2045	1,000	1,004
California GO	5.000%	3/1/2045	250	272
California GO	3.250%	4/1/2045	375	320
California GO	5.000%	4/1/2045	1,000	1,036
California GO	4.000%	8/1/2045	315	307
California GO	5.000%	8/1/2045	2,095	2,288
California GO	4.000%	9/1/2045	450	441
California GO	5.000%	9/1/2045	940	947
California GO	5.000%	10/1/2045	335	359
California GO	5.250%	10/1/2045	1,075	1,172
California GO	4.000%	11/1/2045	500	487
California GO	3.000%	3/1/2046	555	448
California GO	4.000%	3/1/2046	60	59
California GO	4.000%	8/1/2046	250	243
California GO	5.000%	8/1/2046	225	226
California GO	3.000%	9/1/2046	825	658
California GO	4.000%	9/1/2046	225	219
California GO	5.000%	9/1/2046	95	96
California GO	2.375%	10/1/2046	485	348
California GO	5.000%	11/1/2046	1,500	1,619
California GO	3.000%	12/1/2046	1,145	920
California GO	5.000%	4/1/2047	1,635	1,729
California GO	4.000%	9/1/2047	255	250
California GO	5.250%	9/1/2047	390	420
California GO	3.625%	10/1/2047	150	132
10

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/2047	1,000	1,003
	California GO	4.000%	11/1/2047	795	771
	California GO	5.000%	11/1/2047	215	220
	California GO	5.000%	9/1/2048	1,475	1,578
	California GO	5.000%	10/1/2048	200	206
	California GO	4.125%	3/1/2049	1,035	1,024
	California GO	5.000%	3/1/2049	1,195	1,285
	California GO	4.000%	4/1/2049	370	361
	California GO	4.000%	4/1/2049	15	15
	California GO	5.000%	4/1/2049	110	113
	California GO	4.000%	8/1/2049	95	93
	California GO	5.000%	8/1/2049	100	107
	California GO	5.500%	8/1/2049	270	300
	California GO	3.000%	10/1/2049	100	77
	California GO	2.500%	12/1/2049	685	481
	California GO	3.000%	12/1/2049	50	39
	California GO	2.500%	3/1/2050	1,035	720
	California GO	3.000%	3/1/2050	110	85
	California GO	3.000%	3/1/2050	860	665
	California GO	5.000%	8/1/2050	3,010	3,236
	California GO	4.000%	10/1/2050	1,150	1,119
	California GO	5.250%	10/1/2050	1,000	1,077
	California GO	3.000%	11/1/2050	2,485	1,915
	California GO	2.375%	10/1/2051	1,030	683
	California GO	3.000%	4/1/2052	610	468
	California GO	4.000%	9/1/2052	350	339
	California GO	5.000%	9/1/2052	130	137
	California GO	5.000%	11/1/2052	1,500	1,602
	California GO	5.000%	9/1/2053	315	335
	California GO	5.250%	9/1/2053	1,915	2,062
	California GO	4.000%	8/1/2054	265	255
	California GO	5.500%	8/1/2054	185	204
	California GO	5.000%	3/1/2055	1,795	1,918
	California GO	5.250%	8/1/2055	1,785	1,950
	California GO	5.000%	11/1/2055	1,000	1,066
	California GO, ETM	4.000%	11/1/2030	5	5
	California GO, Prere.	4.000%	3/1/2030	35	37
	California GO, Prere.	5.000%	3/1/2030	15	17
	California GO, Prere.	4.000%	11/1/2030	5	5
	California GO, Prere.	4.000%	11/1/2030	5	5
	California GO, Prere.	5.000%	11/1/2030	5	6
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2026	90	92
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	280	298
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	50	51
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	100	101
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	75	76
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	105	109
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	105	114
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	355	363
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	240	256
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	835	850
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	770	772
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	995	1,065
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	345	351
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	310	327
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	700	739
[5]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	535	565
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	55	59
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	190	200
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	100	104
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	2,645	2,732
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/2026	225	228
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2028	20	21
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/2033	100	100
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2033	250	298
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	1,480	1,444
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	100	102
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	280	282
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	125	128
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	170	176
11

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	55	58
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	125	126
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	280	299
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	40	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	2,830	2,854
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	55	59
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	75	80
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	35	36
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	385	426
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	580	602
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	70	75
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	55	55
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	510	544
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	260	302
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	65	66
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	240	255
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	100	118
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	35	41
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	40	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	80	93
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	135	143
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	190	201
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	15	17
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2036	70	81
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2037	280	296
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	500	517
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	115	118
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	205	208
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2047	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2048	50	48
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	140	141
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/2047	175	160
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	480	496
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	25	26
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	15	16
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	110	116
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,435	1,526
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	790	812
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	1,040	1,057
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	350	370
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	845	875
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2037	330	341
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2039	1,000	1,027
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	325	328
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	595	565
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	250	233
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	650	652
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	500	500
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	60	46
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2051	70	70
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	500	497
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	435	323
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	3,740	1,121
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/2028	100	107
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2026	170	171
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	380	386
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	315	322
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	50	52
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	210	220
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	275	290
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	1,280	1,367
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	295	309
	California State Public Works Board Lease (Abatement) Revenue	3.000%	12/1/2028	265	265
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	190	205
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	310	324
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	430	475
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	90	100
12

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Abatement) Revenue	3.250%	12/1/2030	270	270
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	390	439
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	630	717
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	400	459
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	565	641
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2033	110	114
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	570	644
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	610	687
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	595	667
	California State Public Works Board Lease (Abatement) Revenue	3.500%	12/1/2035	160	160
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	200	233
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	335	373
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	360	416
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	130	149
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	110	125
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	165	184
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,240	1,368
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	35	35
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	650	710
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	820	814
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	340	368
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2044	1,120	1,101
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	35	38
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	150	147
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2046	50	49
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	125	121
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	660	702
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2025	35	35
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	145	148
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	510	520
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	645	660
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	70	72
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	110	112
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2028	100	106
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	520	559
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	910	980
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	450	492
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	665	727
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	55	60
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	25	26
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	25	28
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	205	229
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	230	253
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	1,000	1,122
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2030	405	455
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2031	40	40
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	260	296
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	100	101
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	195	214
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	50	50
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	155	180
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	65	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	110	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2032	355	413
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2033	30	30
[4]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.125%	5/1/2033	190	189
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	390	457
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	350	410
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	110	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	50	51
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	100	118
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2033	145	168
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2034	135	151
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	625	741
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	510	595
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	22
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2034	200	230
13

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2035	60	67
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	185	215
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	200	236
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2035	210	240
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	35	41
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	300	313
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	165	190
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	250	292
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2036	290	329
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	105	122
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	25	29
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	375	435
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	500	592
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	50	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	865	994
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,000	2,300
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	200	233
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	335	382
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	190	179
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	200	231
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	670	767
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	300	340
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	265	273
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	240	250
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	125	135
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2045	115	112
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	30	32
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	910	885
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	750	810
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2047	135	143
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	340	325
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	1,000	1,064
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	500	534
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	15	15
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2026	80	81
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	130	136
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2031	350	398
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2031	170	194
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2032	25	28
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2032	35	40
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2033	50	57
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	525	591
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2034	205	232
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	15	16
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	645	673
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	325	336
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	300	309
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	510	557
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2041	305	308
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	680	661
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	425	448
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	190	200
California State University College & University Revenue	5.000%	11/1/2026	90	92
California State University College & University Revenue	5.000%	11/1/2026	90	91
California State University College & University Revenue	5.000%	11/1/2027	225	233
California State University College & University Revenue	5.000%	11/1/2027	665	672
California State University College & University Revenue	5.000%	11/1/2027	1,000	1,052
California State University College & University Revenue	5.000%	11/1/2028	445	450
California State University College & University Revenue	5.000%	11/1/2028	75	78
California State University College & University Revenue	5.000%	11/1/2028	1,000	1,080
California State University College & University Revenue	5.000%	11/1/2029	435	451
California State University College & University Revenue	5.000%	11/1/2029	550	556
California State University College & University Revenue	5.000%	11/1/2030	615	638
California State University College & University Revenue	5.000%	11/1/2030	135	136
California State University College & University Revenue	5.000%	11/1/2030	1,150	1,305
California State University College & University Revenue	5.000%	11/1/2030	5	5
California State University College & University Revenue	5.000%	11/1/2031	570	591
California State University College & University Revenue	5.000%	11/1/2031	825	834
California State University College & University Revenue	5.000%	11/1/2031	5	5
14

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State University College & University Revenue	5.000%	11/1/2032	360	373
California State University College & University Revenue	5.000%	11/1/2032	1,170	1,182
California State University College & University Revenue	5.000%	11/1/2032	500	591
California State University College & University Revenue	5.000%	11/1/2032	10	10
California State University College & University Revenue	3.000%	11/1/2033	305	305
California State University College & University Revenue	5.000%	11/1/2033	775	802
California State University College & University Revenue	5.000%	11/1/2033	225	227
California State University College & University Revenue	4.000%	11/1/2034	10	10
California State University College & University Revenue	5.000%	11/1/2034	65	67
California State University College & University Revenue	5.000%	11/1/2034	85	91
California State University College & University Revenue	5.000%	11/1/2035	490	506
California State University College & University Revenue	5.000%	11/1/2035	435	465
California State University College & University Revenue	5.000%	11/1/2035	50	60
California State University College & University Revenue	3.125%	11/1/2036	410	402
California State University College & University Revenue	4.000%	11/1/2036	5	5
California State University College & University Revenue	5.000%	11/1/2036	95	96
California State University College & University Revenue	5.000%	11/1/2036	430	458
California State University College & University Revenue	5.000%	11/1/2036	10	12
California State University College & University Revenue	5.000%	11/1/2036	500	603
California State University College & University Revenue	3.200%	11/1/2037	250	244
California State University College & University Revenue	4.000%	11/1/2037	685	686
California State University College & University Revenue	5.000%	11/1/2037	80	82
California State University College & University Revenue	5.000%	11/1/2037	135	143
California State University College & University Revenue	4.000%	11/1/2038	525	526
California State University College & University Revenue	5.000%	11/1/2038	40	42
California State University College & University Revenue	5.000%	11/1/2038	5	5
California State University College & University Revenue	5.000%	11/1/2039	50	58
California State University College & University Revenue	5.000%	11/1/2039	1,000	1,167
California State University College & University Revenue	5.000%	11/1/2040	10	11
California State University College & University Revenue	5.000%	11/1/2040	375	433
California State University College & University Revenue	5.000%	11/1/2041	1,305	1,313
California State University College & University Revenue	5.000%	11/1/2041	110	124
California State University College & University Revenue	5.000%	11/1/2042	2,500	2,552
California State University College & University Revenue	5.000%	11/1/2042	100	112
California State University College & University Revenue	4.000%	11/1/2043	205	203
California State University College & University Revenue	5.000%	11/1/2043	15	16
California State University College & University Revenue	5.000%	11/1/2043	470	519
California State University College & University Revenue	5.000%	11/1/2043	500	557
California State University College & University Revenue	5.000%	11/1/2043	15	15
California State University College & University Revenue	5.000%	11/1/2044	285	298
California State University College & University Revenue	5.000%	11/1/2044	450	490
California State University College & University Revenue	5.000%	11/1/2044	1,525	1,675
California State University College & University Revenue	4.000%	11/1/2045	965	942
California State University College & University Revenue	5.000%	11/1/2045	1,000	1,004
California State University College & University Revenue	5.500%	11/1/2045	435	490
California State University College & University Revenue	3.000%	11/1/2046	430	343
California State University College & University Revenue	5.000%	11/1/2046	1,440	1,565
California State University College & University Revenue	5.000%	11/1/2047	90	91
California State University College & University Revenue	5.000%	11/1/2047	725	784
California State University College & University Revenue	5.000%	11/1/2048	280	287
California State University College & University Revenue	5.250%	11/1/2048	205	222
California State University College & University Revenue	5.000%	11/1/2049	230	238
California State University College & University Revenue	5.500%	11/1/2049	715	793
California State University College & University Revenue	5.000%	11/1/2050	1,060	1,086
California State University College & University Revenue	5.250%	11/1/2050	1,000	1,093
California State University College & University Revenue	3.000%	11/1/2052	25	19
California State University College & University Revenue	5.250%	11/1/2053	2,830	3,041
California State University College & University Revenue	4.000%	11/1/2055	325	307
California State University College & University Revenue	5.500%	11/1/2055	800	881
California State University College & University Revenue	4.625%	11/1/2056	665	680
California State University College & University Revenue	5.250%	11/1/2056	1,000	1,088
California State University College & University Revenue PUT	0.550%	11/1/2026	85	83
California State University College & University Revenue PUT	3.125%	11/1/2026	620	620
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	250	245
California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2051	435	415
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	25	25
California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	200	201
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2026	105	105
California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	125	125
California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.500%	5/15/2036	150	148
15

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	715	718
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	350	332
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	365	270
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	20	20
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	75	76
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	70	71
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	150	153
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	175	178
	Campbell Union School District GO	0.000%	8/1/2040	100	58
[1]	Centinela Valley Union High School District GO	3.000%	8/1/2044	635	515
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2047	245	236
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	670	636
	Cerritos Community College District GO	0.000%	8/1/2026	1,900	1,867
	Cerritos Community College District GO	0.000%	8/1/2029	1,000	906
	Cerritos Community College District GO	3.000%	8/1/2044	50	42
	Cerritos Community College District GO	4.000%	8/1/2049	670	652
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	300	302
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	150	151
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	1,155	1,160
	Chabot-Las Positas Community College District GO	4.000%	8/1/2042	515	515
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	95	93
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	60	65
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	135	140
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	220	234
	Chaffey Joint Union High School District GO	0.000%	8/1/2026	630	615
	Chaffey Joint Union High School District GO	0.000%	8/1/2036	850	586
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	200	110
	Chico Unified School District GO	4.500%	8/1/2049	1,400	1,423
	Chino Valley Unified School District GO	0.000%	8/1/2036	185	126
	Chino Valley Unified School District GO	0.000%	8/1/2040	100	55
	Chino Valley Unified School District GO	0.000%	8/1/2045	450	183
	Chino Valley Unified School District GO	4.000%	8/1/2045	790	784
	Chino Valley Unified School District GO	0.000%	8/1/2047	150	55
	Chino Valley Unified School District GO	0.000%	8/1/2048	740	257
	Chino Valley Unified School District GO	5.000%	8/1/2055	580	599
	Citrus Community College District GO	5.000%	8/1/2049	150	160
[3]	Clovis Unified School District GO	0.000%	8/1/2029	70	63
	Clovis Unified School District GO	5.250%	8/1/2042	370	399
	Clovis Unified School District GO	5.000%	8/1/2047	750	786
	Clovis Unified School District GO	4.000%	8/1/2048	860	831
	Coast Community College District GO	3.000%	8/1/2039	45	42
	Coast Community College District GO	0.000%	8/1/2040	225	127
	Coast Community College District GO	0.000%	8/1/2041	1,625	862
	Coast Community College District GO	0.000%	8/1/2042	245	122
	Coast Community College District GO	4.000%	8/1/2042	180	180
	Coast Community College District GO	0.000%	8/1/2043	1,350	627
	Coast Community College District GO, Prere.	4.500%	8/1/2027	300	311
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	95	45
[4]	Colton Joint Unified School District GO	5.000%	8/1/2055	500	529
[4]	Compton CA Unified School District GO	0.000%	6/1/2036	250	166
[4]	Compton CA Unified School District GO	0.000%	6/1/2037	800	505
[4]	Compton CA Unified School District GO	0.000%	6/1/2040	1,090	585
[4]	Compton CA Unified School District GO	3.000%	6/1/2049	585	455
[4]	Compton CA Unified School District GO	4.000%	6/1/2049	905	874
	Concord CA COP	2.125%	4/1/2041	330	243
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/2031	60	69
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2032	170	185
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2033	110	119
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	65	70
	Corona-Norco Unified School District GO	4.000%	8/1/2039	150	150
	Corona-Norco Unified School District GO	4.000%	8/1/2043	50	50
	Corona-Norco Unified School District GO	3.000%	8/1/2044	60	49
	Corona-Norco Unified School District GO	4.000%	8/1/2049	430	412
	Cypress School District GO	0.000%	8/1/2040	320	172
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	225	214
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/2041	440	423
	Desert Community College District GO	4.000%	8/1/2039	495	498
	Desert Community College District GO	4.000%	8/1/2051	400	383
	Desert Community College District GO	4.000%	8/1/2051	770	737
16

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Desert Community College District GO, Prere.	5.000%	2/1/2026	100	100
	Desert Community College District GO, Prere.	5.000%	2/1/2026	90	90
	Desert Sands Unified School District GO	4.000%	8/1/2050	500	485
	Downey Unified School District GO	4.000%	8/1/2048	525	514
	Downey Unified School District GO	4.000%	8/1/2052	150	142
	Dublin Unified School District GO	4.125%	8/1/2049	45	45
	Dublin Unified School District GO	4.250%	8/1/2053	220	221
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	460	480
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	160	167
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	905	942
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	95	107
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	350	364
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	70	81
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	265	275
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	95	112
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	175	182
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	1,020	1,221
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	700	838
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	30	31
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	205	212
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	265	305
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	70	80
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	95	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	85	97
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	140	156
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	50	55
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	75	82
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	800	800
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,018
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	620	664
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	500	539
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	495	524
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	1,250	1,337
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	2,720	2,725
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	1,700	1,722
[1]	East Side Union High School District GO	5.000%	8/1/2031	70	81
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2033	65	66
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2035	360	361
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2036	55	61
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2042	60	61
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2045	50	50
	El Camino Community College District Foundation GO	0.000%	8/1/2033	385	311
	El Camino Community College District Foundation GO	0.000%	8/1/2034	1,660	1,297
	El Camino Community College District Foundation GO	0.000%	8/1/2038	775	505
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,010	1,012
	El Dorado Irrigation District COP	4.000%	3/1/2050	25	23
	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/2026	250	252
[1]	El Monte Union High School District GO	0.000%	6/1/2042	95	47
	El Monte Union High School District GO	0.000%	6/1/2044	200	86
	El Monte Union High School District GO	0.000%	6/1/2045	250	102
	El Monte Union High School District GO	0.000%	6/1/2046	800	309
	El Monte Union High School District GO	4.000%	6/1/2046	930	913
[4]	Elk Grove Unified School District COP	3.125%	2/1/2040	690	635
	Elk Grove Unified School District GO	4.000%	8/1/2046	325	315
	Elk Grove Unified School District GO	4.000%	8/1/2048	305	293
	Escondido Union High School District GO	0.000%	8/1/2051	505	161
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,405	1,399
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	500	533
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	500	531
[1]	Fontana Unified School District GO	2.375%	8/1/2044	285	198
	Fontana Unified School District GO	5.250%	8/1/2050	250	272
[5]	Foothill-De Anza Community College District GO	0.000%	8/1/2036	400	286
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	225	209
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	940
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	1,060	1,060
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	400	443
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	115	125
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/2031	100	114
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	250	189
17

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	270	187
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	500	574
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	730	730
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	370	358
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	3,230	3,129
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	565	477
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	2,125	1,942
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	2,265	2,260
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	290	282
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,620	1,538
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	160	149
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2030	80	73
[1]	Fowler Unified School District GO	0.000%	8/1/2040	75	43
	Fremont Union High School District GO	3.000%	8/1/2039	200	188
	Fremont Union High School District GO	4.000%	8/1/2040	100	100
	Fremont Union High School District GO	5.000%	8/1/2043	80	87
	Fremont Union High School District GO	4.000%	8/1/2046	200	198
	Fremont Union High School District GO	4.000%	8/1/2046	50	49
	Fresno Unified School District GO	3.000%	8/1/2041	465	403
	Fresno Unified School District GO	4.000%	8/1/2041	1,320	1,320
	Fresno Unified School District GO	4.000%	8/1/2046	1,410	1,354
	Fresno Unified School District GO	4.000%	8/1/2052	380	357
	Fresno Unified School District GO	4.000%	8/1/2055	20	19
	Fresno Unified School District GO, Prere.	3.000%	8/1/2026	60	60
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	15	14
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	510	541
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	265	251
	Glendale CA Community College District GO	0.000%	2/1/2045	200	82
	Glendale CA Community College District GO	4.000%	8/1/2046	85	82
	Glendale CA Community College District GO	3.000%	8/1/2047	270	210
	Glendale CA Community College District GO	4.000%	8/1/2050	465	442
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2051	130	136
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2052	1,000	1,048
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	135	141
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	220	229
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	100	105
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	70	73
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	250	260
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	105	112
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	460	475
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	295	290
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	350	348
	Hayward CA Sewer Revenue	4.000%	3/1/2052	500	477
	Hayward CA Sewer Revenue	4.000%	3/1/2055	500	472
	Hayward Unified School District COP	5.250%	8/1/2047	1,500	1,521
[4]	Hayward Unified School District GO	5.000%	8/1/2027	500	522
[1]	Hayward Unified School District GO	3.500%	8/1/2037	150	150
[1]	Hayward Unified School District GO	4.000%	8/1/2039	200	200
[1]	Hayward Unified School District GO	4.000%	8/1/2042	175	175
[4]	Hayward Unified School District GO	4.000%	8/1/2043	1,310	1,301
[4]	Hayward Unified School District GO	5.000%	8/1/2044	750	772
[4]	Hayward Unified School District GO	4.000%	8/1/2048	415	397
[1]	Hayward Unified School District GO	4.000%	8/1/2050	905	856
[4]	Hayward Unified School District GO	5.000%	8/1/2050	250	265
[1]	Hayward Unified School District GO	5.250%	8/1/2050	150	161
[1]	Hayward Unified School District GO	5.250%	8/1/2054	250	266
[4]	Hayward Unified School District GO	5.000%	8/1/2055	400	420
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2032	80	81
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/2033	510	508
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2034	130	133
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/2035	265	262
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	745	751
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2037	45	45
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2038	1,000	1,007
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	850	861
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	320	323
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2042	25	28
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2047	60	64
[4]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/2052	220	223
	Inglewood Unified School District GO	5.500%	8/1/2042	1,500	1,739
18

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inglewood Unified School District GO	5.500%	8/1/2043	1,400	1,607
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2050	400	423
[4]	Irvine CA Special Tax Revenue	5.250%	9/1/2053	1,000	1,053
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	400	421
[4]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	505	466
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	400	418
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	270	272
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	1,085	1,090
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	1,120	1,079
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	1,175	1,240
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	125	133
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	595	554
	Irvine Ranch Water District COP	5.000%	3/1/2041	80	81
	Irvine Ranch Water District COP	5.000%	3/1/2046	205	207
[7,8]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue VRDO	2.250%	12/1/2025	1,885	1,885
[7,8]	Irvine Ranch Water District Water Service Corp. Special Assessment Revenue VRDO	2.250%	12/1/2025	1,800	1,800
	Kern Community College District GO	5.250%	8/1/2038	50	57
	Lakeside San Diego County Union School District GO	0.000%	8/1/2035	910	675
	Lakeside San Diego County Union School District GO	0.000%	8/1/2050	85	28
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	1,360	1,276
	Lodi CA Unified School District GO	3.000%	8/1/2043	135	113
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	130	132
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	825	857
	Long Beach Community College District GO	5.000%	8/1/2027	325	340
	Long Beach Community College District GO	4.000%	8/1/2045	315	310
	Long Beach Community College District GO	5.000%	8/1/2052	625	668
[2]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	200	140
	Long Beach Unified School District GO	4.000%	8/1/2030	285	287
	Long Beach Unified School District GO	3.000%	8/1/2032	100	100
	Long Beach Unified School District GO	0.000%	8/1/2038	100	58
	Long Beach Unified School District GO	3.000%	8/1/2047	495	384
	Long Beach Unified School District GO	3.000%	8/1/2048	300	231
	Long Beach Unified School District GO	4.000%	8/1/2048	900	877
	Long Beach Unified School District GO	3.000%	8/1/2050	265	199
	Long Beach Unified School District GO	4.000%	8/1/2050	200	192
	Long Beach Unified School District GO	4.000%	8/1/2053	1,440	1,376
	Los Angeles CA Community College District GO	5.000%	6/1/2026	1,185	1,201
	Los Angeles CA Community College District GO	5.000%	8/1/2026	405	412
	Los Angeles CA Community College District GO	5.000%	8/1/2026	80	81
	Los Angeles CA Community College District GO	5.000%	8/1/2026	140	143
[9]	Los Angeles CA Community College District GO	5.000%	8/1/2026	1,500	1,526
	Los Angeles CA Community College District GO	5.000%	8/1/2027	755	790
	Los Angeles CA Community College District GO	5.000%	8/1/2027	165	173
	Los Angeles CA Community College District GO	5.000%	8/1/2027	110	115
	Los Angeles CA Community College District GO	5.000%	8/1/2027	185	194
[9]	Los Angeles CA Community College District GO	5.000%	8/1/2027	2,000	2,090
	Los Angeles CA Community College District GO	5.000%	8/1/2028	510	548
	Los Angeles CA Community College District GO	5.000%	8/1/2028	2,350	2,525
[9]	Los Angeles CA Community College District GO	5.000%	8/1/2028	500	537
	Los Angeles CA Community College District GO	5.000%	8/1/2029	50	55
	Los Angeles CA Community College District GO	5.000%	8/1/2029	1,165	1,284
	Los Angeles CA Community College District GO	5.000%	8/1/2029	185	204
[9]	Los Angeles CA Community College District GO	5.000%	8/1/2029	1,000	1,101
	Los Angeles CA Community College District GO	5.000%	8/1/2030	210	238
	Los Angeles CA Community College District GO	5.000%	8/1/2030	185	209
	Los Angeles CA Community College District GO	5.000%	8/1/2030	1,285	1,454
[9]	Los Angeles CA Community College District GO	5.000%	8/1/2030	1,000	1,130
	Los Angeles CA Community College District GO	5.000%	8/1/2031	855	986
[9]	Los Angeles CA Community College District GO	5.000%	8/1/2031	2,000	2,305
	Los Angeles CA Community College District GO	5.000%	8/1/2032	235	276
	Los Angeles CA Community College District GO	5.000%	8/1/2033	180	215
	Los Angeles CA Community College District GO	5.000%	8/1/2034	155	188
	Los Angeles CA Community College District GO	5.000%	8/1/2035	10	12
	Los Angeles CA Community College District GO	4.000%	8/1/2036	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/2036	55	56
	Los Angeles CA Community College District GO	5.000%	8/1/2036	225	259
	Los Angeles CA Community College District GO	5.000%	8/1/2036	155	184
	Los Angeles CA Community College District GO	4.000%	8/1/2037	125	125
	Los Angeles CA Community College District GO	5.000%	8/1/2037	45	51
	Los Angeles CA Community College District GO	4.000%	8/1/2038	810	811
19

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Community College District GO	4.000%	8/1/2038	85	85
Los Angeles CA Community College District GO	5.000%	8/1/2038	335	392
Los Angeles CA Community College District GO	3.000%	8/1/2039	445	422
Los Angeles CA Community College District GO	3.000%	8/1/2039	100	95
Los Angeles CA Community College District GO	4.000%	8/1/2039	120	121
Los Angeles CA Community College District GO	4.000%	8/1/2041	745	748
Los Angeles CA Solid Waste Resources Recovery Revenue	3.000%	2/1/2033	425	427
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2038	95	109
Los Angeles CA Unified School District COP	5.000%	10/1/2026	35	36
Los Angeles CA Unified School District COP	5.000%	10/1/2029	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2030	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2031	40	46
Los Angeles CA Unified School District COP	5.000%	10/1/2032	100	117
Los Angeles CA Unified School District COP	5.000%	10/1/2033	100	118
Los Angeles CA Unified School District COP	5.000%	10/1/2034	220	260
Los Angeles CA Unified School District COP	5.000%	10/1/2035	215	252
Los Angeles CA Unified School District COP	5.000%	10/1/2036	355	410
Los Angeles CA Unified School District COP	5.000%	10/1/2037	80	91
Los Angeles CA Unified School District COP	5.000%	10/1/2038	5	6
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2026	55	56
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2030	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	60	69
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	150	176
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	150	178
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	375
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	375
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	520	619
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	115	137
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	655	779
Los Angeles CA Unified School District GO	5.000%	7/1/2026	405	406
Los Angeles CA Unified School District GO	5.000%	7/1/2026	725	736
Los Angeles CA Unified School District GO	5.000%	7/1/2026	395	401
Los Angeles CA Unified School District GO	5.000%	7/1/2026	225	229
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,460	3,515
Los Angeles CA Unified School District GO	5.000%	7/1/2026	390	396
Los Angeles CA Unified School District GO	5.000%	7/1/2027	815	827
Los Angeles CA Unified School District GO	5.000%	7/1/2027	605	631
Los Angeles CA Unified School District GO	5.000%	7/1/2027	355	370
Los Angeles CA Unified School District GO	5.000%	7/1/2027	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/2027	410	428
Los Angeles CA Unified School District GO	5.000%	7/1/2027	275	287
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,500	1,565
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	156
Los Angeles CA Unified School District GO	5.000%	7/1/2027	50	52
Los Angeles CA Unified School District GO	5.000%	7/1/2027	605	631
Los Angeles CA Unified School District GO	5.000%	7/1/2028	160	170
Los Angeles CA Unified School District GO	5.000%	7/1/2028	760	816
Los Angeles CA Unified School District GO	5.000%	7/1/2028	220	236
Los Angeles CA Unified School District GO	5.000%	7/1/2028	575	584
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,235	1,326
Los Angeles CA Unified School District GO	5.000%	7/1/2028	255	274
Los Angeles CA Unified School District GO	5.000%	7/1/2028	280	301
Los Angeles CA Unified School District GO	5.000%	7/1/2028	180	193
Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	483
Los Angeles CA Unified School District GO	2.000%	7/1/2029	1,000	961
Los Angeles CA Unified School District GO	5.000%	7/1/2029	435	479
Los Angeles CA Unified School District GO	5.000%	7/1/2029	80	85
Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
Los Angeles CA Unified School District GO	5.000%	7/1/2029	240	264
Los Angeles CA Unified School District GO	5.000%	7/1/2029	2,975	3,274
Los Angeles CA Unified School District GO	5.000%	7/1/2029	70	77
Los Angeles CA Unified School District GO	5.000%	7/1/2029	25	28
Los Angeles CA Unified School District GO	5.000%	7/1/2029	180	198
Los Angeles CA Unified School District GO	5.000%	7/1/2029	55	61
Los Angeles CA Unified School District GO	5.000%	7/1/2030	500	550
Los Angeles CA Unified School District GO	5.000%	7/1/2030	460	467
Los Angeles CA Unified School District GO	5.000%	7/1/2030	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2030	420	474
Los Angeles CA Unified School District GO	5.000%	7/1/2030	220	248
20

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	210	237
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,555	1,754
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	195	220
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	365	412
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	60	68
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	200	200
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	35	38
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	320	338
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,445	1,667
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	50	58
	Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,055	1,055
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	295	314
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	75	80
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	75	84
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	265	280
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	390	428
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	5,480	6,440
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	55	65
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	10	11
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	240	249
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	300	336
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	40	46
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	230	243
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	395	443
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,500	6,566
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	75	89
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	725	866
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	90	90
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	55	66
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	4,840	5,862
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	445	513
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	30	32
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	140	138
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	485	507
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	785	873
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	100	119
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	180	206
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	160	166
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	445	466
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	965	1,012
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	50	52
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	810	953
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	130	155
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	500	602
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	175	180
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	125	130
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	60	69
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	225	266
	Los Angeles CA Unified School District GO	3.000%	7/1/2038	35	33
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	1,730	1,774
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	225	233
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	245	256
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	110	125
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	700	821
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	330	337
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	175	201
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	2,125	2,470
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	500	585
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	830	971
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	30	30
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	35	36
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	605	605
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	215	247
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	500	577
	Los Angeles CA Unified School District GO	5.250%	7/1/2040	25	29
21

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/2041	1,555	1,580
Los Angeles CA Unified School District GO	5.000%	7/1/2041	95	105
Los Angeles CA Unified School District GO	5.000%	7/1/2041	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2041	450	510
Los Angeles CA Unified School District GO	5.000%	7/1/2042	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2042	980	1,096
Los Angeles CA Unified School District GO	5.250%	7/1/2042	2,835	2,947
Los Angeles CA Unified School District GO	5.250%	7/1/2042	180	203
Los Angeles CA Unified School District GO	5.250%	7/1/2042	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/2043	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2043	1,035	1,146
Los Angeles CA Unified School District GO	4.000%	7/1/2044	1,755	1,751
Los Angeles CA Unified School District GO	4.000%	7/1/2044	860	858
Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,565	1,716
Los Angeles CA Unified School District GO	5.000%	7/1/2044	350	385
Los Angeles CA Unified School District GO	3.000%	7/1/2045	285	230
Los Angeles CA Unified School District GO	5.000%	7/1/2045	980	1,069
Los Angeles CA Unified School District GO	2.625%	7/1/2046	50	36
Los Angeles CA Unified School District GO	5.250%	7/1/2047	520	561
Los Angeles CA Unified School District GO	5.250%	7/1/2048	1,495	1,621
Los Angeles CA Unified School District GO	4.000%	7/1/2049	550	531
Los Angeles CA Unified School District GO	5.000%	7/1/2049	1,000	1,072
Los Angeles CA Unified School District GO	5.250%	7/1/2049	840	915
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	135	137
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	35	36
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	570	595
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	500	522
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	1,000	1,043
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	310	332
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	105	112
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	90	99
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	20	21
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	455	513
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	205	213
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	185	192
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	465	536
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	225	234
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	290	340
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	250	293
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	405	483
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	10	12
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	250	306
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	500	593
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2040	250	289
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	950	1,086
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2042	120	120
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2042	250	282
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	170	176
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	250	276
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	90	99
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	55	59
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	10	10
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	2,000	2,189
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	520	492
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	1,360	1,453
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	580	627
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	935	1,005
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	275	295
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	75	78
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	2,040	1,964
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	10	10
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	75	80
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	165	181
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	90	101
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	55	65
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	720	869
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2035	465	558
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2036	110	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2037	500	589
22

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	100	117
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2039	1,685	1,953
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	550	558
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	70	71
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	75	76
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	990	1,032
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	25	26
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/2027	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	55	56
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	990	1,059
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	220	236
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	290	311
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	160	172
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,225	1,241
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	430	471
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	20	22
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	215	224
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	185	204
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	55	57
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	290	326
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	233
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	125	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	180	188
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	200	226
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	100	101
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	160	184
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	305	343
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	70	81
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	160	185
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	610	637
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	305	327
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	132
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	360	403
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	35	41
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	445	464
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	505	540
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	245	248
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	545	609
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	665	692
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	100	114
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	225	240
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	30	36
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	100	104
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	75	81
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	250	278
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	135	140
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	385	411
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	45	53
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	625	658
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	175	187
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	885	981
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	140	149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,545	1,614
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	215	228
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	145	147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	545	601
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	220	229
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	50	53
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	260	270
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	240	252
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	465	511
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	600	623
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	1,005	1,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	105	109
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	1,250	1,300
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	45	47
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	65	69
23

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	195	202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/2039	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	1,000	1,032
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	115	116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	215	222
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	275	290
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	90	93
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	230	253
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	185	202
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	380	390
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	430	442
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,084
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,570	1,633
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	55	59
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	520	555
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	35	42
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	150	179
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	250	300
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	250	294
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,000	1,000
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	105	115
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	875	953
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	100	115
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	275	297
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	100	111
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	500	560
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	1,850	1,821
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	575	600
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	550	550
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	640	672
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	825	794
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	25	26
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	145	161
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	325	246
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	850	927
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,700	1,188
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	100	93
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	100	108
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	25	27
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	710	769
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	610	675
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	4.000%	8/1/2040	175	175
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/2042	70	70
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	5	5
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	30	32
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	45	48
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	160	171
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	425	454
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	215	236
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	500	548
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	165	182
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	105	118
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	750	863
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	325	359
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	750	880
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	75	83
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	175	195
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	335	368
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	130	144
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	75	91
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	285	312
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	80	83
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	260	284
24

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	60	67
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	500	601
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	435	472
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	105	117
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	150	162
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	355	381
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	500	583
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	195	197
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	1,695	1,810
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	90	98
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,022
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	500	562
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	10	10
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	45	47
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	80	83
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,270	1,349
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	20	19
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	50	48
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,150	1,200
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	250	262
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	15	15
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	950	1,017
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,125	1,230
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	2,850	2,915
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	750	796
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	1,880	2,028
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	600	645
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	210	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	150	152
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	575	583
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	290	294
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	295	298
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	800	812
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	210	218
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	170	177
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	370	371
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	915	951
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	95	99
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	125	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	505	533
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	195	206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	210	222
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	120	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	485	512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,410	2,520
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	280	302
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	545	587
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	155	167
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	910
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	775	835
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	175
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	125	131
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	245	261
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	115	118
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	480	526
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,500	2,717
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	15	15
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	20	21
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	195	207
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	185	206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	55	61
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	725	806
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	980	1,090
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	125	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	595	632
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	105	118
25

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	210	237
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	145	148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,200	1,353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	125	130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	265
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	225	239
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	350	358
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	70	72
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	865	987
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,790	2,042
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,305	1,489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,130	1,289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	170	178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	245	274
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	520	531
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,143
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,152
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	110	112
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	865	977
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	265	301
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,925	2,189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	750	869
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	185	189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	220	228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	220	243
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	210	235
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	440	496
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	185	195
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	60	62
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	90	94
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	180	189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	54
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	120	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	965	1,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	275	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,410	1,584
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	370	392
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2037	2,250	2,296
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	139
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	120	130
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,040	1,149
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	35	36
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	490	544
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	285	297
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	580	616
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	170	183
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	515	568
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	360	397
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	730	808
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	245	270
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	500	560
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	965	965
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,630	2,775
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	55	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	635	684
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	275	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45	48
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	85	93
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	680	719
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	60	64
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	345	370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	365	389
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	310	337
26

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	350	378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	145	157
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	895	909
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	170	170
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,011
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	285	295
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	220	234
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	505	535
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	360	386
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	560	600
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	165	177
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	215
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	750	815
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	55	58
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	40	43
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	120	128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	107
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	200	213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	355	380
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	250	269
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,005	2,061
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	115	121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	210	222
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	40	42
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	250	272
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	685	700
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	55	57
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	120	127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	500	529
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	45	45
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	400	434
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2046	525	502
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	155	155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	885	916
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	150	155
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	400	431
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	635	639
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	375	393
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	415	426
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,030	1,045
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	120	125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	405	422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	525	535
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	765	779
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	185	192
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	710	726
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	1,505	1,567
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	715	734
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	620	635
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,340	1,376
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	400	417
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	235	242
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	350	363
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	340	351
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	945	986
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	105	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	365	378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	135	140
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	300	317
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	250	260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	285	286
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	430	435
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	125	127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	45	45
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	650	669
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	20	20
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	11
27

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,120	1,122
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	1,675	1,802
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	155	162
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,045	1,047
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	455	499
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	995	997
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,150	1,279
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	50	53
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	435	490
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	45	51
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	330	372
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	245	257
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	114
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	86
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	250	272
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	615	645
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	505	574
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,585	2,808
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	550	634
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	30	30
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	305	319
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	115	125
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	820	926
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	100	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	165	189
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	270	271
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	92
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,120	1,230
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	650	699
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	155	171
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	817
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	80	91
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	370	377
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	35	38
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	310	333
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	170	192
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	200	200
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	10	10
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	125	125
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,086
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	45	49
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	55	59
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	455	505
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	595	664
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	140	149
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	175	189
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,400	1,519
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	130	141
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	309
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	480	532
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	75	79
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	60	63
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	90	97
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	229
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	530	571
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	250	274
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	35	35
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	145	153
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	95	100
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	20	20
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	390	418
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	93
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	70	70
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	15	16
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	975	1,036
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	685	728
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	415	448
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	150	154
28

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	385	406
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	430	438
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	555	594
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	445	448
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	300	303
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	335	336
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	2,440	2,323
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	880	904
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	275	285
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	265	275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	195	197
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	1,480	1,394
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	70	73
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	175	179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	315	325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	115	118
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	505	531
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	490	501
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	285	291
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	1,130	1,155
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	395	404
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	3,025	3,087
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	940	958
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	2,230	2,246
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	1,430	1,438
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	150	178
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	645	647
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	500	585
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2036	175	176
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	820	832
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	500	579
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2037	1,100	1,103
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	300	339
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	500	552
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	605	651
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	745	795
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	750	794
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	1,000	1,068
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	825	858
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	1,355	1,471
	Magnolia CA School District GO	0.000%	8/1/2036	50	33
	Manteca Unified School District GO	5.250%	8/1/2050	330	358
	Marin Community College District GO, Prere.	4.000%	2/15/2027	40	41
	Miracosta Community College District GO	4.000%	8/1/2045	175	176
	Modesto High School District GO	5.250%	8/1/2050	1,000	1,092
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,540	1,673
	Montebello Unified School District GO	5.000%	8/1/2041	535	541
[1]	Montebello Unified School District GO	5.000%	8/1/2044	10	11
	Montebello Unified School District GO	4.000%	8/1/2046	400	390
[1]	Montebello Unified School District GO	5.000%	8/1/2050	40	42
[1]	Moorpark Unified School District GO	0.000%	8/1/2042	100	48
[1]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	50	50
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	285	222
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	500	533
[4]	Moreno Valley CA Unified School District GO	4.750%	8/1/2052	200	207
	Mount San Antonio Community College District GO	5.875%	8/1/2028	585	632
	Mount San Antonio Community College District GO	5.000%	8/1/2044	1,525	1,596
	Mount San Antonio Community College District GO	0.000%	8/1/2045	1,135	465
	Mount San Antonio Community College District GO	0.000%	8/1/2046	670	261
	Mount San Antonio Community College District GO	2.250%	8/1/2046	10	7
	Mount San Antonio Community College District GO	4.000%	8/1/2046	100	98
	Mount San Antonio Community College District GO	4.000%	8/1/2049	1,300	1,253
	Mount San Antonio Community College District GO	4.000%	8/1/2049	400	386
	Mount San Antonio Community College District GO	2.375%	8/1/2051	500	330
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	335	340
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	1,660	1,661
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	1,000	967
29

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	280	258
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	105	95
	Mountain View-Whisman School District GO	4.250%	9/1/2045	280	282
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	140	142
	Mt San Antonio Community College District GO	5.250%	8/1/2055	1,000	1,090
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	415	411
[1]	Natomas Unified School District GO	4.000%	8/1/2045	50	49
[1]	Natomas Unified School District GO	4.000%	8/1/2049	150	145
[1]	New Haven Unified School District GO	0.000%	8/1/2033	75	60
[1]	New Haven Unified School District GO	0.000%	8/1/2034	60	47
	Newport Mesa Unified School District GO	0.000%	8/1/2035	1,000	754
	Newport Mesa Unified School District GO	0.000%	8/1/2036	100	72
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	95	97
[3]	North Orange County CA Community College District GO	0.000%	8/1/2026	2,525	2,485
	North Orange County CA Community College District GO	3.000%	8/1/2040	160	142
	North Orange County CA Community College District GO	4.000%	8/1/2044	380	379
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2030	85	96
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2031	315	362
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2032	255	299
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	20	21
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	175	194
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	175	194
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	15	17
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	135	157
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	235	278
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	30	30
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2034	75	91
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	205	249
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	10	12
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	420	501
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2038	325	383
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2039	155	181
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2041	150	162
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	60	63
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	80	83
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	50	30
	Novato CA Unified School District GO	2.375%	8/1/2045	410	294
	Oakland CA GO	4.000%	1/15/2039	410	410
	Oakland CA GO	3.250%	1/15/2040	255	239
	Oakland CA GO	3.250%	1/15/2044	600	517
	Oakland CA GO	2.500%	1/15/2047	1,000	701
	Oakland CA GO	3.000%	1/15/2050	115	87
	Oakland CA GO	5.500%	7/15/2053	270	292
	Oakland CA GO	5.500%	7/15/2053	180	195
	Ohlone Community College District GO	4.000%	8/1/2041	405	405
	Ohlone Community College District GO	4.000%	8/1/2045	60	59
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	305	286
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,000	1,071
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	500	543
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2027	65	68
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2030	90	98
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2032	140	153
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2033	150	163
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2034	280	303
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2035	35	38
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	205	221
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2038	200	236
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2039	175	186
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2040	200	230
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	110	116
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	425	484
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	145	145
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2037	45	53
	Oxnard Union High School District GO	4.000%	8/1/2047	360	348
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	50	51
	Palo Alto CA COP	2.000%	11/1/2039	270	212
	Palomar Community College District GO	4.000%	8/1/2045	650	640
	Palomar Community College District GO	5.250%	8/1/2045	850	870
30

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palomar Community College District GO	4.000%	8/1/2046	50	49
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/2045	65	62
	Pasadena Area Community College District GO	5.000%	8/1/2048	200	212
	Pasadena Area Community College District GO	4.000%	8/1/2052	740	708
	Pasadena CA (Central Library Project) GO	5.000%	9/1/2054	500	534
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	100	53
	Pasadena Unified School District GO	4.000%	8/1/2035	140	141
	Pasadena Unified School District GO	3.000%	8/1/2036	50	48
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2047	10	11
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	85	89
	Peralta Community College District GO	5.000%	8/1/2026	250	255
	Peralta Community College District GO	5.000%	8/1/2031	950	1,095
	Peralta Community College District GO	5.000%	8/1/2039	200	233
	Peralta Community College District GO	5.250%	8/1/2042	615	679
	Peralta Community College District GO	5.500%	8/1/2052	715	774
[1]	Perris CA Union High School District GO	4.000%	9/1/2043	455	456
	Perris CA Union High School District GO	3.000%	9/1/2045	220	177
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	1,105	1,078
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	375	381
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	95	97
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	100	102
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	100	39
	Pleasanton Unified School District GO	4.000%	8/1/2048	465	452
	Pleasanton Unified School District GO	4.250%	8/1/2050	300	300
	Pleasanton Unified School District GO	5.000%	8/1/2050	500	537
	Pleasanton Unified School District GO	4.000%	8/1/2052	205	196
	Pleasanton Unified School District GO	4.500%	8/1/2052	10	10
	Pomona Unified School District GO	5.000%	8/1/2055	500	528
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	50	51
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	1,050	1,061
[1]	Porterville CA Sewer COP	4.000%	9/15/2027	200	205
	Poway Unified School District GO	0.000%	8/1/2031	90	77
[1]	Poway Unified School District GO	0.000%	8/1/2031	95	81
	Poway Unified School District GO	0.000%	8/1/2033	535	426
	Poway Unified School District GO	0.000%	8/1/2033	1,000	796
	Poway Unified School District GO	0.000%	8/1/2034	1,670	1,287
	Poway Unified School District GO	0.000%	8/1/2035	285	211
	Poway Unified School District GO	0.000%	8/1/2036	20	14
	Poway Unified School District GO	0.000%	8/1/2037	1,750	1,180
	Poway Unified School District GO	0.000%	8/1/2038	500	322
	Poway Unified School District GO	0.000%	8/1/2040	300	175
	Poway Unified School District GO	0.000%	8/1/2041	190	105
	Poway Unified School District GO	0.000%	8/1/2046	2,205	880
	Poway Unified School District GO	0.000%	8/1/2051	2,585	816
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2028	55	59
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2029	175	194
	Redlands Unified School District GO	5.000%	7/1/2050	190	201
	Redlands Unified School District GO	5.000%	7/1/2054	285	301
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	100	74
	Rio Hondo CA Community College District GO	0.000%	8/1/2036	805	566
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	10	12
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	285	356
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	500	219
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	1,000	392
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	350	352
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	300	326
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	170	183
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	325	317
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	1,000	1,058
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2036	515	553
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	395	423
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2038	1,455	1,551
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	240	251
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2048	2,100	2,166
	Riverside Community College District GO	5.000%	8/1/2026	10	10
	Riverside Community College District GO	5.000%	8/1/2028	235	253
	Riverside Community College District GO	4.000%	8/1/2050	1,255	1,210
	Riverside Community College District GO	4.000%	8/1/2054	1,395	1,330
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	315	362
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	300	350
31

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	300	353
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	300	357
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	500	588
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	805	819
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	205	207
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	350	353
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	550	549
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	25	11
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	600	549
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,800	2,531
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	1,180	875
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2027	25	26
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2028	85	90
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	205	216
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	535	564
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	420	442
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2033	15	16
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	215	225
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	165	173
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/2036	200	203
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	560	584
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	65	68
	Riverside Unified School District GO	4.000%	8/1/2042	100	100
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	285	289
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	50	48
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	1,000	1,055
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	725	762
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2053	500	526
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	955	898
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2054	1,000	1,051
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	30	31
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	15	15
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	75	77
[5]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	865	957
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2040	300	343
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	100	109
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2044	100	108
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	70	74
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	90	97
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	595	626
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	740	793
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	285	270
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	10	10
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	475	485
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	110	115
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	50	52
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	435	456
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	95	100
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	245	264
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	10	11
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	210	226
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	240	258
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2030	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2031	100	116
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	45	53
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2033	110	132
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2034	40	48
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2035	520	579
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2035	5	6
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2036	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	220	260
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	1,315	1,422
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	700	771
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	395	432
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	250	268
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2039	1,000	1,151
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2040	50	51
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	75	80
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2040	1,000	1,135
32

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	565	562
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	325	347
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	750	804
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	1,200	1,271
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	685	728
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	570	630
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	715	804
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	565	654
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2030	185	210
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2031	10	12
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	65
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	75	90
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2034	70	84
	Salinas Union High School District GO	5.000%	8/1/2048	500	540
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,205	993
	San Bernardino Community College District GO	0.000%	8/1/2045	500	191
	San Bernardino Community College District GO	0.000%	8/1/2047	1,000	337
	San Bernardino Community College District GO	0.000%	8/1/2048	350	129
	San Bernardino Community College District GO	0.000%	8/1/2048	2,000	633
	San Bernardino Community College District GO	0.000%	8/1/2049	2,000	597
	San Bernardino Community College District GO	4.125%	8/1/2049	1,010	996
	San Bernardino Community College District GO	5.000%	8/1/2049	335	350
	San Bernardino Community College District GO	0.000%	8/1/2050	2,000	563
	San Bernardino Community College District GO, Prere.	3.000%	8/16/2027	110	111
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	710	731
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	175	180
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	275	281
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	140	147
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	100	103
[7,10]	San Diego CA Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.850%	12/1/2025	2,910	2,910
	San Diego CA Unified School District GO	5.000%	7/1/2026	65	66
	San Diego CA Unified School District GO	5.000%	7/1/2026	160	162
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,030
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	150	153
	San Diego CA Unified School District GO	5.000%	7/1/2027	340	355
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,445	2,550
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	325	342
	San Diego CA Unified School District GO	5.000%	7/1/2028	425	456
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	10	11
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	95	103
	San Diego CA Unified School District GO	0.000%	7/1/2029	65	59
	San Diego CA Unified School District GO	4.000%	7/1/2029	755	762
	San Diego CA Unified School District GO	5.000%	7/1/2029	830	916
	San Diego CA Unified School District GO	5.000%	7/1/2029	75	83
	San Diego CA Unified School District GO	0.000%	7/1/2030	195	173
	San Diego CA Unified School District GO	0.000%	7/1/2030	370	328
	San Diego CA Unified School District GO	5.000%	7/1/2030	70	79
	San Diego CA Unified School District GO	5.000%	7/1/2030	150	170
	San Diego CA Unified School District GO	5.000%	7/1/2030	95	107
	San Diego CA Unified School District GO	0.000%	7/1/2031	450	388
	San Diego CA Unified School District GO	5.000%	7/1/2031	400	463
	San Diego CA Unified School District GO	0.000%	7/1/2032	15	12
	San Diego CA Unified School District GO	4.000%	7/1/2032	220	222
	San Diego CA Unified School District GO	4.000%	7/1/2032	85	92
	San Diego CA Unified School District GO	5.000%	7/1/2032	115	136
	San Diego CA Unified School District GO	3.000%	7/1/2033	150	150
	San Diego CA Unified School District GO	4.000%	7/1/2033	80	81
	San Diego CA Unified School District GO	4.000%	7/1/2033	170	184
	San Diego CA Unified School District GO	5.000%	7/1/2034	330	402
	San Diego CA Unified School District GO	0.000%	7/1/2035	150	112
	San Diego CA Unified School District GO	0.000%	7/1/2036	145	102
	San Diego CA Unified School District GO	3.000%	7/1/2036	20	20
	San Diego CA Unified School District GO	4.000%	7/1/2036	30	32
	San Diego CA Unified School District GO	0.000%	7/1/2037	570	388
	San Diego CA Unified School District GO	3.000%	7/1/2037	100	97
	San Diego CA Unified School District GO	0.000%	7/1/2038	210	136
	San Diego CA Unified School District GO	3.000%	7/1/2038	1,000	948
	San Diego CA Unified School District GO	3.000%	7/1/2039	50	47
	San Diego CA Unified School District GO	3.125%	7/1/2040	30	28
33

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	5.000%	7/1/2040	340	385
	San Diego CA Unified School District GO	0.000%	7/1/2041	50	27
	San Diego CA Unified School District GO	5.000%	7/1/2041	55	63
	San Diego CA Unified School District GO	5.000%	7/1/2041	400	484
	San Diego CA Unified School District GO	0.000%	7/1/2042	45	23
	San Diego CA Unified School District GO	3.125%	7/1/2042	605	536
	San Diego CA Unified School District GO	5.000%	7/1/2042	85	93
	San Diego CA Unified School District GO	5.000%	7/1/2042	75	84
	San Diego CA Unified School District GO	5.000%	7/1/2042	155	184
	San Diego CA Unified School District GO	0.000%	7/1/2043	200	97
	San Diego CA Unified School District GO	5.000%	7/1/2043	220	242
	San Diego CA Unified School District GO	5.000%	7/1/2043	395	439
	San Diego CA Unified School District GO	0.000%	7/1/2044	3,385	1,545
	San Diego CA Unified School District GO	3.000%	7/1/2044	90	74
	San Diego CA Unified School District GO	4.000%	7/1/2044	585	582
	San Diego CA Unified School District GO	5.000%	7/1/2044	500	549
	San Diego CA Unified School District GO	0.000%	7/1/2045	250	108
	San Diego CA Unified School District GO	0.000%	7/1/2045	100	43
	San Diego CA Unified School District GO	2.000%	7/1/2045	895	597
	San Diego CA Unified School District GO	2.250%	7/1/2045	150	105
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
	San Diego CA Unified School District GO	4.000%	7/1/2045	105	103
	San Diego CA Unified School District GO	4.000%	7/1/2046	920	903
	San Diego CA Unified School District GO	5.000%	7/1/2046	350	383
	San Diego CA Unified School District GO	4.000%	7/1/2047	1,260	1,219
	San Diego CA Unified School District GO	4.250%	7/1/2047	10	10
	San Diego CA Unified School District GO	5.000%	7/1/2047	350	381
	San Diego CA Unified School District GO	5.000%	7/1/2047	970	1,055
	San Diego CA Unified School District GO	3.250%	7/1/2048	410	339
	San Diego CA Unified School District GO	5.000%	7/1/2048	1,165	1,245
	San Diego CA Unified School District GO	5.000%	7/1/2048	25	27
	San Diego CA Unified School District GO	0.000%	7/1/2049	1,505	534
	San Diego CA Unified School District GO	4.000%	7/1/2049	430	417
	San Diego CA Unified School District GO	5.000%	7/1/2049	385	413
	San Diego CA Unified School District GO	2.300%	7/1/2050	45	29
	San Diego CA Unified School District GO	3.000%	7/1/2050	1,295	996
	San Diego CA Unified School District GO	4.000%	7/1/2050	780	753
	San Diego CA Unified School District GO	4.125%	7/1/2050	1,210	1,192
	San Diego CA Unified School District GO	5.000%	7/1/2050	1,790	1,916
	San Diego CA Unified School District GO	4.000%	7/1/2051	50	48
	San Diego CA Unified School District GO	4.250%	7/1/2052	105	105
	San Diego CA Unified School District GO	4.550%	7/1/2052	550	559
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,605	1,537
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,425	1,364
	San Diego CA Unified School District GO	5.000%	7/1/2053	460	485
	San Diego CA Unified School District GO	4.000%	7/1/2054	485	462
	San Diego CA Unified School District GO	5.000%	7/1/2055	1,525	1,625
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	185	154
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2047	1,000	815
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	175	190
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	1,500	1,593
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2047	440	432
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	140	136
	San Diego Community College District GO	5.000%	8/1/2027	65	66
	San Diego Community College District GO	5.000%	8/1/2027	30	31
	San Diego Community College District GO	5.000%	8/1/2028	120	122
	San Diego Community College District GO	5.000%	8/1/2030	90	102
	San Diego Community College District GO	3.000%	8/1/2034	140	140
	San Diego Community College District GO	5.000%	8/1/2042	115	130
	San Diego Community College District GO	4.000%	8/1/2043	145	146
	San Diego Community College District GO	5.000%	8/1/2043	40	45
	San Diego Community College District GO	5.000%	8/1/2045	110	121
	San Diego Community College District GO	4.000%	8/1/2050	710	675
	San Diego Community College District GO	5.000%	8/1/2055	2,725	2,922
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	300	303
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	345	349
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	180	183
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	170	173
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	240	244
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	170	173
34

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Diego Community College District GO, Prere.	6.000%	8/1/2027	60	64
San Diego County CA COP	5.000%	10/1/2048	1,040	1,106
San Diego County CA COP	5.000%	10/1/2053	740	776
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	275	299
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	140	152
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	110	119
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	160	173
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	440	447
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	195	208
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,135	1,158
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	625	647
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	30	30
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	215	206
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	600	629
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	260	264
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	85	87
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	200	218
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	475	449
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	1,140	1,181
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	250	271
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,220	2,079
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	2,000	2,062
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2028	200	214
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2029	30	33
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2030	195	219
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	65	75
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	80	94
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	1,000	1,193
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	25	30
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	25	29
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	1,310	1,317
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	1,565	1,659
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	240	241
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	180	189
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2047	40	43
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	1,695	1,782
San Diego County Water Authority Water Revenue	5.000%	5/1/2028	535	568
San Diego County Water Authority Water Revenue	5.000%	5/1/2028	300	300
San Diego County Water Authority Water Revenue	5.000%	5/1/2030	350	393
San Diego County Water Authority Water Revenue	5.000%	5/1/2030	30	34
San Diego County Water Authority Water Revenue	5.000%	5/1/2031	80	92
San Diego County Water Authority Water Revenue	5.000%	5/1/2031	135	155
San Diego County Water Authority Water Revenue	5.000%	5/1/2032	15	17
San Diego County Water Authority Water Revenue	4.000%	5/1/2033	95	102
San Diego County Water Authority Water Revenue	4.000%	5/1/2034	40	43
San Diego County Water Authority Water Revenue	4.000%	5/1/2035	160	170
San Diego County Water Authority Water Revenue	4.000%	5/1/2036	90	95
San Diego County Water Authority Water Revenue	4.000%	5/1/2037	105	110
San Diego County Water Authority Water Revenue	4.000%	5/1/2038	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	315	314
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	560	594
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	80	83
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2048	560	607
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	110	118
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	1,130	891
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2049	90	97
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	730	765
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	1,215	1,177
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	760	804
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	500	532
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2031	500	581
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2034	500	605
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2036	250	300
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2037	250	297
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2038	290	342
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	500	566
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	300	336
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2046	500	544
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	500	533
35

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	1,000	1,083
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	65	68
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	250	244
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	290	309
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	310	299
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	715	763
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	380	401
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	120	120
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	195	197
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	440	445
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2031	55	56
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2032	40	40
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2033	60	61
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2034	545	551
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2036	100	101
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2037	320	323
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2038	55	55
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2039	100	101
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	920	937
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	130	132
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	190	193
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2033	430	437
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2034	80	81
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	390	395
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2037	75	76
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	205	226
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	150	166
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	500	588
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	275	286
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	170	185
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	300	365
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	45	44
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	300	365
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	75	72
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	55	56
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	1,225	1,477
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	135	127
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	125	117
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	140	157
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	85	62
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	245	284
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	45	52
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	250	250
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	300	340
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	1,280	1,436
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	560	556
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	995	981
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	435	479
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	245	151
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	1,135	1,107
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	775	789
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	445	478
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	160	123
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	1,615	1,229
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	500	384
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	1,980	1,967
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2032	85	87
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2036	425	430
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2037	360	363
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2038	540	544
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	995	1,001
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	250	206
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2032	70	71
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/2028	30	30
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	5.000%	4/1/2029	255	255
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/2031	155	155
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.000%	4/1/2032	330	330
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	3.250%	4/1/2034	670	671
	San Francisco CA City & County (Moscone Convention Center Expansion Project) COP	4.000%	4/1/2037	575	575
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	100	98
36

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	885	921
San Francisco CA City & County COP	5.000%	4/1/2026	500	504
San Francisco CA City & County COP	5.000%	4/1/2030	500	557
San Francisco CA City & County COP	5.000%	4/1/2032	500	581
San Francisco CA City & County COP	5.000%	4/1/2034	1,000	1,192
San Francisco CA City & County COP	5.000%	4/1/2035	1,000	1,204
San Francisco CA City & County COP	5.000%	4/1/2037	500	588
San Francisco CA City & County COP	5.000%	4/1/2041	500	563
San Francisco CA City & County GO	5.000%	6/15/2026	225	228
San Francisco CA City & County GO	5.000%	6/15/2027	265	277
San Francisco CA City & County GO	5.000%	6/15/2027	5	5
San Francisco CA City & County GO	5.000%	6/15/2028	235	252
San Francisco CA City & County GO	5.000%	6/15/2029	245	270
San Francisco CA City & County GO	5.000%	6/15/2029	80	86
San Francisco CA City & County GO	5.000%	6/15/2029	570	627
San Francisco CA City & County GO	5.000%	6/15/2030	50	56
San Francisco CA City & County GO	5.000%	6/15/2030	95	102
San Francisco CA City & County GO	5.000%	6/15/2030	165	186
San Francisco CA City & County GO	5.000%	6/15/2031	150	161
San Francisco CA City & County GO	5.000%	6/15/2031	95	110
San Francisco CA City & County GO	5.000%	6/15/2031	200	231
San Francisco CA City & County GO	5.000%	6/15/2032	145	170
San Francisco CA City & County GO	5.000%	6/15/2032	300	352
San Francisco CA City & County GO	5.000%	6/15/2033	80	94
San Francisco CA City & County GO	5.000%	6/15/2033	105	125
San Francisco CA City & County GO	5.000%	6/15/2034	280	339
San Francisco CA City & County GO	5.000%	6/15/2035	100	120
San Francisco CA City & County GO	2.000%	6/15/2039	175	136
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	180	184
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	30	31
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	250	256
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	500	512
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	210	215
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	250	264
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	355	363
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	155	163
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	105	111
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	200	228
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	245	258
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	525	598
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	205	239
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	500	582
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	115	136
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	15	15
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	150	178
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	500	592
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	45	54
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	55	58
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	160	191
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	1,095	1,297
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	250	304
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	500	613
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	205	206
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	170	200
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	250	301
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2038	110	116
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	27	31
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	2,570	2,572
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	100	115
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	200	249
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	40	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	500	523
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	700	858
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	935	957
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	35	38
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	55	58
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	1,045	1,133
37

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	1,050	794
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	35	33
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	800	763
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	200	207
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	300	305
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	420	447
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	530	567
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	2,700	2,857
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	1,100	1,188
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2026	220	222
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	300	303
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	445	450
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	70	73
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	90	93
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	135	144
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	70	74
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2030	135	147
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	60	65
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	70	80
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	150	163
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	160	181
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	85	92
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	65	70
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	125	141
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	50	54
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	190	213
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	20	21
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	65	72
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	350	375
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	30	31
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	175	187
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2039	115	122
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	50	55
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	25	27
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	165	179
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	980	984
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	3,585	3,630
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	2,300	2,347
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	180	193
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	1,530	1,571
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	350	369
38

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,835	1,882
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	685	641
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	1,005	1,045
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	135	143
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	665	632
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	900	855
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	445	466
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2026	800	818
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	1,275	1,378
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	110	122
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	75	83
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	235	267
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	310	360
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	25	29
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	235	278
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	180	211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	1,600	1,870
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	145	168
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2036	40	46
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	185	211
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	50	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2040	50	57
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2040	110	125
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	75	83
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	2,070	2,033
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2042	345	386
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2042	175	195
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	790	790
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	1,010	1,042
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	510	548
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	100	111
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	205	219
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	125	136
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2046	200	191
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	775	747
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	525	560
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	340	324
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	470	446
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,025	2,137
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	240	253
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	1,990	2,085
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	60	70
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	40	40
	San Francisco Community College District GO	2.250%	6/15/2045	325	219
	San Francisco Community College District GO	3.000%	6/15/2045	150	121
	San Francisco Community College District GO	4.000%	6/15/2045	210	204
[4]	San Francisco Community College District GO	5.250%	6/15/2049	900	979
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2026	40	40
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2027	265	270
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2029	150	153
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2030	180	181
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2031	85	85
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	175	175
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2033	360	360
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2034	245	243
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	570	553
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	700	681
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	440	418
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/2051	45	47
	San Francisco Unified School District GO	5.000%	6/15/2026	880	892
	San Francisco Unified School District GO	5.000%	6/15/2026	1,000	1,014
39

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco Unified School District GO	5.000%	6/15/2027	495	515
	San Francisco Unified School District GO	4.000%	6/15/2033	5,000	5,006
	San Francisco Unified School District GO	3.500%	6/15/2035	100	100
	San Francisco Unified School District GO	5.000%	6/15/2038	225	244
	San Francisco Unified School District GO	5.000%	6/15/2039	55	59
	San Francisco Unified School District GO	5.000%	6/15/2041	235	251
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	250	249
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2026	25	25
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2028	10	9
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	232
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	505	561
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	580	606
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	15	16
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	125	86
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	655	655
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	725	666
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2026	2,000	1,996
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	225	219
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	170	162
	San Jose CA GO	5.000%	9/1/2028	50	54
	San Jose CA GO	5.000%	9/1/2029	145	158
	San Jose CA GO	5.000%	9/1/2031	35	38
	San Jose CA GO	5.000%	9/1/2032	435	473
	San Jose CA GO	5.000%	9/1/2033	150	163
	San Jose CA GO	5.000%	9/1/2034	180	195
	San Jose CA GO	5.000%	9/1/2047	100	104
	San Jose Evergreen Community College District GO	3.000%	9/1/2041	65	58
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	25	25
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	85	84
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,000	1,071
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	510	539
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2026	135	137
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	405	422
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	370	384
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	30	31
	San Jose Unified School District GO	2.125%	8/1/2038	175	142
	San Jose Unified School District GO	5.250%	8/1/2050	400	438
	San Juan Unified School District GO	5.000%	8/1/2026	20	20
	San Juan Unified School District GO	5.000%	8/1/2027	10	10
	San Juan Unified School District GO	4.000%	8/1/2029	190	192
	San Juan Unified School District GO	4.000%	8/1/2030	525	530
	San Juan Unified School District GO	4.000%	8/1/2046	100	97
	San Juan Unified School District GO	4.000%	8/1/2049	735	703
	San Luis Coastal Unified School District GO	5.000%	8/1/2050	25	26
	San Marcos Unified School District GO	4.000%	8/1/2038	175	177
	San Marcos Unified School District GO	5.250%	8/1/2050	1,000	1,091
	San Marcos Unified School District GO	0.000%	8/1/2051	1,380	452
	San Marcos Unified School District GO	5.250%	8/1/2055	380	412
	San Mateo CA Foster City School District GO	2.500%	8/1/2051	20	13
	San Mateo CA Foster City School District GO	5.000%	8/1/2051	500	532
[3]	San Mateo County Community College District GO	0.000%	9/1/2027	105	100
[3]	San Mateo County Community College District GO	0.000%	9/1/2030	50	44
[3]	San Mateo County Community College District GO	0.000%	9/1/2032	125	104
[3]	San Mateo County Community College District GO	0.000%	9/1/2034	175	136
[3]	San Mateo County Community College District GO	0.000%	9/1/2036	195	140
	San Mateo County Community College District GO	5.000%	9/1/2045	355	367
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2032	35	41
	San Mateo Foster City CA School District GO	2.500%	8/1/2046	100	72
	San Mateo Foster City CA School District GO	4.000%	8/1/2048	230	226
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	305	339
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	470	469
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	50	52
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	50	32
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	415	396
[3]	San Mateo Union High School District GO	0.000%	9/1/2026	1,000	982
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,515	1,644
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	100	81
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/2034	0.000%	7/1/2051	515	408
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	440	442
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	35	33
40

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,005	1,103
	Santa Clara County CA GO	5.000%	8/1/2031	345	360
	Santa Clara County CA GO	5.000%	8/1/2032	65	68
	Santa Clara County CA GO	3.000%	8/1/2035	405	400
	Santa Clara County CA GO	3.000%	8/1/2036	245	241
	Santa Clara County CA GO	3.250%	8/1/2039	310	298
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/2032	90	90
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2034	45	44
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2035	165	161
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	200	191
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	450	427
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2043	745	738
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	305	299
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	660	539
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	635	510
	Santa Clara Unified School District GO	4.000%	7/1/2032	130	145
	Santa Clara Unified School District GO	3.000%	7/1/2034	250	250
	Santa Clara Unified School District GO	3.000%	7/1/2035	170	170
	Santa Clara Unified School District GO	3.000%	7/1/2036	120	118
	Santa Clara Unified School District GO	3.500%	7/1/2042	100	95
	Santa Clara Unified School District GO	3.250%	7/1/2044	845	744
	Santa Clara Unified School District GO	4.000%	7/1/2048	200	197
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	150	151
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	415	443
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	240	263
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	180	207
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	20	23
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	85	101
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	220	260
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	15	18
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	155	181
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	125	126
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/2047	70	75
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	145	149
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	395	399
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2041	175	175
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2046	95	95
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2050	10	11
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2052	175	188
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2054	55	59
	Santa Monica Community College District GO	5.000%	8/1/2043	3,140	3,252
	Santa Monica Community College District GO	4.000%	8/1/2045	1,000	1,001
	Santa Monica Community College District GO	5.000%	8/1/2045	625	670
	Santa Monica Community College District GO	4.000%	8/1/2047	115	113
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2040	810	895
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2041	1,000	1,091
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/2044	285	283
	Santa Monica-Malibu Unified School District GO	2.250%	8/1/2047	155	102
	Santa Monica-Malibu Unified School District GO	4.250%	8/1/2052	200	200
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	200	212
[9]	Santa Monica-Malibu Unified School District GO	4.125%	8/1/2055	250	245
[9]	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2055	840	889
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2033	80	90
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2034	40	45
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2035	20	22
	Santa Rosa High School District GO	4.000%	8/1/2049	45	43
	Santa Rosa High School District GO	5.000%	8/1/2053	305	320
	Santa Rosa High School District GO	4.750%	8/1/2054	1,375	1,414
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	735	536
	Sequoia Union High School District GO	3.000%	7/1/2034	105	105
	Sequoia Union High School District GO	4.000%	7/1/2052	400	382
	Sierra Joint Community College District GO	2.000%	8/1/2046	135	87
	Sonoma County Junior College District GO	5.000%	8/1/2041	580	586
	South San Francisco Unified School District GO	4.000%	9/1/2052	540	517
	Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	740	738
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2026	795	798
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	115	117
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	275	280
	Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2027	175	177
41

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	350	366
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	680	711
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	550	579
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	1,885	1,914
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	570	616
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	390	429
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	410	451
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	65	72
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2030	120	122
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	425	463
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	610	702
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	160	174
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2031	30	35
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	120	140
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	30	35
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	155	168
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	15	18
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	55	66
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	255	276
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2035	5	6
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	560	604
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2036	155	185
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	155	179
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	115	124
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	425	510
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2037	260	278
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2038	310	369
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	40	44
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	150	160
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	155	170
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	380	404
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,310	2,511
Southern California Metropolitan Water District Water Revenue	4.000%	7/1/2045	50	49
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	195	205
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	300	321
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	500	519
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2051	1,365	1,430
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	100	106
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	725	769
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	390	432
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/2026	305	306
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/2026	235	236
Southern California Metropolitan Water District Water Revenue, Prere.	5.000%	1/1/2026	175	175
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	25	25
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	980	1,038
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	405	454
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	85	95
Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	130	137
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2028	135	143
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2029	320	346
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,895	2,157
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	500	576
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2034	25	29
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2035	100	116
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	235	266
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2039	135	149
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2040	10	11
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,130	1,175
Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	1,015	1,067
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	370	375
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2027	135	140
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	635	672
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,265	1,367
Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	75	83
42

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	550	618
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	555	645
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,310	1,476
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	160	168
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2053	740	770
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	445	446
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	1,030	1,172
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	105	121
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	365	396
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	100	106
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	230	240
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	100	106
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	895	929
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	930	983
	Southwestern Community College District GO	5.250%	8/1/2027	1,750	1,835
	Southwestern Community College District GO	5.250%	8/1/2028	1,600	1,728
	Southwestern Community College District GO	2.375%	8/1/2046	350	241
	Southwestern Community College District GO	4.000%	8/1/2046	275	271
	Southwestern Community College District GO	4.000%	8/1/2047	440	432
	Southwestern Community College District GO	5.250%	8/1/2051	1,000	1,088
	Southwestern Community College District GO	5.250%	8/1/2055	1,000	1,085
	State Center Community College District GO	5.000%	8/1/2046	500	548
	State Center Community College District GO	5.000%	8/1/2047	675	719
[1]	Stockton Unified School District GO	0.000%	8/1/2027	280	268
[4]	Stockton Unified School District GO	5.000%	8/1/2049	500	534
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	365	362
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	450	433
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	220	210
	Sweetwater Union High School District GO	4.000%	8/1/2042	365	362
[4]	Sweetwater Union High School District GO	4.000%	8/1/2047	1,210	1,149
	Sweetwater Union High School District GO	5.000%	8/1/2052	150	156
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	200	200
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2026	40	40
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2027	50	51
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), Prere.	5.000%	1/1/2027	165	170
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	735	748
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	150	159
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	420	438
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2046	265	268
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2038	670	393
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	175	87
[1]	Twin Rivers Unified School District GO	3.375%	8/1/2043	550	496
[1]	Twin Rivers Unified School District GO	4.000%	8/1/2043	385	380
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	160	67
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	475	532
	University of California College & University Revenue	5.000%	5/15/2026	60	61
	University of California College & University Revenue	5.000%	5/15/2026	170	172
	University of California College & University Revenue	5.000%	5/15/2026	380	385
	University of California College & University Revenue	5.000%	5/15/2026	870	881
	University of California College & University Revenue	5.000%	5/15/2026	895	906
	University of California College & University Revenue	5.000%	5/15/2026	800	810
	University of California College & University Revenue	4.000%	5/15/2027	65	67
	University of California College & University Revenue	5.000%	5/15/2027	445	463
	University of California College & University Revenue	5.000%	5/15/2027	40	42
	University of California College & University Revenue	5.000%	5/15/2027	45	47
	University of California College & University Revenue	5.000%	5/15/2027	50	52
	University of California College & University Revenue	5.000%	5/15/2027	335	349
	University of California College & University Revenue	5.000%	5/15/2027	910	947
	University of California College & University Revenue	4.000%	5/15/2028	140	146
	University of California College & University Revenue	5.000%	5/15/2028	110	118
	University of California College & University Revenue	5.000%	5/15/2028	195	208
	University of California College & University Revenue	5.000%	5/15/2028	410	426
	University of California College & University Revenue	5.000%	5/15/2028	925	989
43

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2028	115	123
University of California College & University Revenue	5.000%	5/15/2028	1,770	1,892
University of California College & University Revenue	5.000%	5/15/2028	105	112
University of California College & University Revenue	4.000%	5/15/2029	30	31
University of California College & University Revenue	5.000%	5/15/2029	35	38
University of California College & University Revenue	5.000%	5/15/2029	815	894
University of California College & University Revenue	5.000%	5/15/2029	2,080	2,281
University of California College & University Revenue	5.000%	5/15/2029	170	177
University of California College & University Revenue	5.000%	5/15/2029	1,130	1,239
University of California College & University Revenue	5.000%	5/15/2029	245	269
University of California College & University Revenue	5.000%	5/15/2029	2,910	3,191
University of California College & University Revenue	5.000%	5/15/2029	500	548
University of California College & University Revenue	5.000%	5/15/2029	220	241
University of California College & University Revenue	4.000%	5/15/2030	65	67
University of California College & University Revenue	5.000%	5/15/2030	515	535
University of California College & University Revenue	5.000%	5/15/2030	70	71
University of California College & University Revenue	5.000%	5/15/2030	20	22
University of California College & University Revenue	5.000%	5/15/2030	215	241
University of California College & University Revenue	5.000%	5/15/2030	3,250	3,645
University of California College & University Revenue	5.000%	5/15/2030	805	903
University of California College & University Revenue	5.000%	5/15/2030	90	96
University of California College & University Revenue	5.000%	5/15/2031	110	117
University of California College & University Revenue	5.000%	5/15/2031	75	78
University of California College & University Revenue	5.000%	5/15/2031	135	136
University of California College & University Revenue	5.000%	5/15/2031	50	57
University of California College & University Revenue	5.000%	5/15/2031	235	269
University of California College & University Revenue	5.000%	5/15/2031	445	510
University of California College & University Revenue	5.000%	5/15/2031	2,475	2,837
University of California College & University Revenue	5.000%	5/15/2031	50	57
University of California College & University Revenue	5.000%	5/15/2031	90	101
University of California College & University Revenue	5.000%	5/15/2031	1,010	1,158
University of California College & University Revenue	5.000%	5/15/2031	15	17
University of California College & University Revenue	5.000%	5/15/2032	50	53
University of California College & University Revenue	5.000%	5/15/2032	275	308
University of California College & University Revenue	5.000%	5/15/2032	3,470	4,060
University of California College & University Revenue	5.000%	5/15/2032	175	205
University of California College & University Revenue	5.000%	5/15/2032	230	239
University of California College & University Revenue	5.000%	5/15/2032	165	193
University of California College & University Revenue	5.000%	5/15/2032	585	684
University of California College & University Revenue	5.000%	5/15/2032	65	76
University of California College & University Revenue	5.000%	5/15/2032	1,515	1,772
University of California College & University Revenue	4.000%	5/15/2033	65	66
University of California College & University Revenue	5.000%	5/15/2033	10	11
University of California College & University Revenue	5.000%	5/15/2033	70	71
University of California College & University Revenue	5.000%	5/15/2033	25	29
University of California College & University Revenue	5.000%	5/15/2033	480	570
University of California College & University Revenue	5.000%	5/15/2033	10	11
University of California College & University Revenue	5.000%	5/15/2033	1,965	2,334
University of California College & University Revenue	5.000%	5/15/2033	420	499
University of California College & University Revenue	5.000%	5/15/2033	705	837
University of California College & University Revenue	5.000%	5/15/2033	2,695	3,201
University of California College & University Revenue	5.000%	5/15/2033	20	24
University of California College & University Revenue	5.000%	5/15/2034	95	96
University of California College & University Revenue	5.000%	5/15/2034	365	406
University of California College & University Revenue	5.000%	5/15/2034	1,025	1,210
University of California College & University Revenue	5.000%	5/15/2034	270	325
University of California College & University Revenue	5.000%	5/15/2034	350	421
University of California College & University Revenue	5.000%	5/15/2034	270	325
University of California College & University Revenue	5.000%	5/15/2035	110	111
University of California College & University Revenue	5.000%	5/15/2035	120	127
University of California College & University Revenue	5.000%	5/15/2035	95	105
University of California College & University Revenue	5.000%	5/15/2035	235	270
University of California College & University Revenue	5.000%	5/15/2035	250	293
University of California College & University Revenue	5.000%	5/15/2035	1,155	1,355
University of California College & University Revenue	5.000%	5/15/2035	995	1,167
University of California College & University Revenue	5.000%	5/15/2035	1,485	1,773
University of California College & University Revenue	5.000%	5/15/2035	40	48
University of California College & University Revenue	5.000%	5/15/2035	1,580	1,886
University of California College & University Revenue	5.000%	5/15/2035	215	261
University of California College & University Revenue	5.000%	5/15/2036	485	501
44

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2036	550	554
University of California College & University Revenue	5.000%	5/15/2036	250	264
University of California College & University Revenue	5.000%	5/15/2036	80	88
University of California College & University Revenue	5.000%	5/15/2036	25	28
University of California College & University Revenue	5.000%	5/15/2036	450	521
University of California College & University Revenue	5.000%	5/15/2036	800	942
University of California College & University Revenue	5.000%	5/15/2036	300	310
University of California College & University Revenue	5.000%	5/15/2036	55	65
University of California College & University Revenue	5.000%	5/15/2036	500	598
University of California College & University Revenue	5.000%	5/15/2036	400	479
University of California College & University Revenue	4.000%	5/15/2037	235	244
University of California College & University Revenue	5.000%	5/15/2037	100	103
University of California College & University Revenue	5.000%	5/15/2037	55	58
University of California College & University Revenue	5.000%	5/15/2037	75	85
University of California College & University Revenue	5.000%	5/15/2037	810	931
University of California College & University Revenue	5.000%	5/15/2037	965	1,126
University of California College & University Revenue	5.000%	5/15/2037	590	688
University of California College & University Revenue	5.000%	5/15/2037	500	592
University of California College & University Revenue	5.000%	5/15/2037	1,375	1,628
University of California College & University Revenue	5.000%	5/15/2037	475	562
University of California College & University Revenue	5.250%	5/15/2037	500	603
University of California College & University Revenue	5.000%	5/15/2038	110	116
University of California College & University Revenue	5.000%	5/15/2038	1,900	2,064
University of California College & University Revenue	5.000%	5/15/2038	255	286
University of California College & University Revenue	5.000%	5/15/2038	75	75
University of California College & University Revenue	5.000%	5/15/2038	1,150	1,309
University of California College & University Revenue	5.000%	5/15/2038	500	577
University of California College & University Revenue	5.000%	5/15/2038	945	1,091
University of California College & University Revenue	5.000%	5/15/2038	500	585
University of California College & University Revenue	5.000%	5/15/2038	680	796
University of California College & University Revenue	5.000%	5/15/2038	985	1,153
University of California College & University Revenue	5.000%	5/15/2038	400	468
University of California College & University Revenue	5.000%	5/15/2039	95	103
University of California College & University Revenue	5.000%	5/15/2039	635	719
University of California College & University Revenue	5.000%	5/15/2039	560	642
University of California College & University Revenue	5.000%	5/15/2039	775	889
University of California College & University Revenue	5.000%	5/15/2039	990	1,150
University of California College & University Revenue	5.000%	5/15/2039	500	581
University of California College & University Revenue	5.250%	5/15/2039	435	515
University of California College & University Revenue	4.000%	5/15/2040	1,015	1,039
University of California College & University Revenue	5.000%	5/15/2040	995	1,132
University of California College & University Revenue	5.000%	5/15/2040	210	239
University of California College & University Revenue	5.000%	5/15/2040	600	691
University of California College & University Revenue	5.000%	5/15/2040	845	974
University of California College & University Revenue	5.000%	5/15/2040	500	576
University of California College & University Revenue	5.250%	5/15/2040	2,000	2,349
University of California College & University Revenue	5.500%	5/15/2040	585	679
University of California College & University Revenue	5.000%	5/15/2041	730	733
University of California College & University Revenue	5.000%	5/15/2041	215	230
University of California College & University Revenue	5.000%	5/15/2041	255	284
University of California College & University Revenue	5.000%	5/15/2041	1,370	1,544
University of California College & University Revenue	5.000%	5/15/2041	250	282
University of California College & University Revenue	5.000%	5/15/2041	225	256
University of California College & University Revenue	5.000%	5/15/2042	945	1,043
University of California College & University Revenue	5.000%	5/15/2042	630	703
University of California College & University Revenue	5.000%	5/15/2042	310	346
University of California College & University Revenue	5.000%	5/15/2042	500	564
University of California College & University Revenue	5.250%	5/15/2042	740	759
University of California College & University Revenue	5.000%	5/15/2043	2,060	2,137
University of California College & University Revenue	5.000%	5/15/2043	420	445
University of California College & University Revenue	5.000%	5/15/2043	800	875
University of California College & University Revenue	5.000%	5/15/2043	1,330	1,468
University of California College & University Revenue	5.000%	5/15/2043	415	458
University of California College & University Revenue	5.000%	5/15/2043	250	279
University of California College & University Revenue	5.000%	5/15/2044	385	421
University of California College & University Revenue	5.000%	5/15/2044	410	448
University of California College & University Revenue	4.000%	5/15/2045	205	201
University of California College & University Revenue	5.000%	5/15/2045	115	125
University of California College & University Revenue	5.000%	5/15/2045	500	548
University of California College & University Revenue	4.000%	5/15/2046	625	612
45

California Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/2046	100	100
University of California College & University Revenue	4.000%	5/15/2047	2,445	2,381
University of California College & University Revenue	5.000%	5/15/2047	65	66
University of California College & University Revenue	5.250%	5/15/2047	160	163
University of California College & University Revenue	4.000%	5/15/2048	50	48
University of California College & University Revenue	5.000%	5/15/2048	2,755	2,831
University of California College & University Revenue	5.000%	5/15/2049	75	77
University of California College & University Revenue	2.500%	5/15/2050	50	33
University of California College & University Revenue	4.000%	5/15/2050	1,395	1,340
University of California College & University Revenue	4.000%	5/15/2051	580	556
University of California College & University Revenue	5.000%	5/15/2052	2,100	2,194
University of California College & University Revenue	5.000%	5/15/2053	3,250	3,449
University of California College & University Revenue	5.000%	5/15/2054	525	554
University of California College & University Revenue	4.000%	5/15/2055	680	645
University of California College & University Revenue	5.250%	5/15/2055	410	443
University of California College & University Revenue	5.250%	5/15/2058	25	26
University of California College & University Revenue (Limited Project)	5.000%	5/15/2027	45	47
University of California College & University Revenue (Limited Project)	5.000%	5/15/2028	170	182
University of California College & University Revenue (Limited Project)	5.000%	5/15/2030	1,145	1,190
University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	315	336
University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	320	332
University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	290	301
University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	80	92
University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	255	264
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	15	16
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	210	217
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	185	210
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	155	156
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	330	349
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	270	279
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	145	164
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	510	512
University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	30	32
University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	230	237
University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	95	100
University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	80	84
University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	600	602
University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	20	21
University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	50	50
University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	60	62
University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	90	95
University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	230	238
University of California College & University Revenue (Limited Project)	5.000%	5/15/2039	110	115
University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	335	344
University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	125	127
University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	1,045	1,068
University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	270	280
University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	1,860	1,809
University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	2,480	2,615
University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	420	407
University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	675	686
University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	555	536
University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	1,060	1,087
University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	1,005	770
University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	505	480
University of California College & University Revenue (Limited Project)	5.000%	5/15/2051	50	50
University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	180	183
University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	2,140	2,177
University of California College & University Revenue (Limited Project)	5.500%	5/15/2058	50	51
University of California College & University Revenue VRDO	2.400%	12/1/2025	5,105	5,105
University of California College & University Revenue VRDO	2.500%	12/1/2025	7,060	7,060
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	675	680
Upland Unified School District GO	0.000%	8/1/2050	1,295	441
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	245	242
Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2050	225	217
Ventura County Community College District GO	3.125%	8/1/2031	105	105
Ventura Unified School District GO	4.250%	8/1/2051	1,075	1,075
Ventura Unified School District GO	5.250%	8/1/2055	500	534
Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	330	338
Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	419
46

California Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	680	709
	Victor Valley Community College District GO	4.000%	8/1/2044	35	34
[4]	Vista Unified School District GO	4.250%	8/1/2044	110	111
[4]	Vista Unified School District GO	5.250%	8/1/2048	540	578
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2027	75	72
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,069
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2045	370	301
	West Contra Costa Unified School District GO	4.000%	8/1/2054	180	167
	West Contra Costa Unified School District GO	4.000%	8/1/2054	105	97
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	175	164
	West Contra Costa Unified School District GO	4.000%	8/1/2054	185	172
	West Contra Costa Unified School District GO	4.000%	8/1/2054	245	227
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2054	195	206
	West Valley-Mission Community College District GO	5.000%	8/1/2032	180	188
	West Valley-Mission Community College District GO	4.000%	8/1/2034	835	852
	West Valley-Mission Community College District GO	4.000%	8/1/2040	700	699
	Westside Union School District GO	0.000%	8/1/2050	100	32
[1]	William S Hart Union High School District GO	0.000%	9/1/2026	270	264
	William S Hart Union High School District GO	0.000%	8/1/2033	150	119
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	125	96
	William S Hart Union High School District GO	3.500%	8/1/2038	630	628
Total Tax-Exempt Municipal Bonds (Cost $1,500,079)					1,529,093
Total Investments (99.7%) (Cost $1,500,079)					1,529,093
Other Assets and Liabilities—Net (0.3%)					4,888
Net Assets (100%)					1,533,981
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
10	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $2,910, representing 0.2% of net assets.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
47

California Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,500,079)	1,529,093
Investment in Vanguard	35
Cash	14
Receivables for Accrued Income	16,684
Receivables for Capital Shares Issued	2,516
Total Assets	1,548,342
Liabilities
Payables for Investment Securities Purchased	14,312
Payables to Vanguard	49
Total Liabilities	14,361
Net Assets	1,533,981
At November 30, 2025, net assets consisted of:

Paid-in Capital	1,502,459
Total Distributable Earnings (Loss)	31,522
Net Assets	1,533,981

Net Assets
Applicable to 15,275,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,533,981
Net Asset Value Per Share	$100.42

See accompanying Notes, which are an integral part of the Financial Statements.
48

California Tax-Exempt Bond ETF
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	33,141
Total Income	33,141
Expenses
The Vanguard Group—Note B
Investment Advisory Services	111
Management and Administrative	535
Marketing and Distribution	47
Custodian Fees	16
Auditing Fees	32
Shareholders’ Reports and Proxy Fees	9
Trustees’ Fees and Expenses	1
Other Expenses	16
Total Expenses	767
Expenses Paid Indirectly	(4)
Net Expenses	763
Net Investment Income	32,378
Realized Net Gain (Loss) on Investment Securities Sold	(1,965)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	24,261
Net Increase (Decrease) in Net Assets Resulting from Operations	54,674

See accompanying Notes, which are an integral part of the Financial Statements.
49

California Tax-Exempt Bond ETF
Statement of Changes in Net Assets

	Year Ended November 30, 2025	January 26, 2024[1] to November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,378	4,296
Realized Net Gain (Loss)	(1,965)	(136)
Change in Unrealized Appreciation (Depreciation)	24,261	4,753
Net Increase (Decrease) in Net Assets Resulting from Operations	54,674	8,913
Distributions
Total Distributions	(29,075)	(2,990)
Capital Share Transactions
Issued	1,095,320	527,441
Issued in Lieu of Cash Distributions	—	—
Redeemed	(120,302)	—
Net Increase (Decrease) from Capital Share Transactions	975,018	527,441
Total Increase (Decrease)	1,000,617	533,364
Net Assets
Beginning of Period	533,364	—
End of Period	1,533,981	533,364
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
50

California Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30, 2025	January 26, 2024[1] to November 30, 2024
Net Asset Value, Beginning of Period	$101.11	$100.00
Investment Operations
Net Investment Income[2]	3.343	2.609
Net Realized and Unrealized Gain (Loss) on Investments	(.921)	.529
Total from Investment Operations	2.422	3.138
Distributions
Dividends from Net Investment Income	(3.112)	(2.028)
Distributions from Realized Capital Gains	—	—
Total Distributions	(3.112)	(2.028)
Net Asset Value, End of Period	$100.42	$101.11
Total Return	2.50%	3.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,534	$533
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3,4]
Ratio of Net Investment Income to Average Net Assets	3.40%	3.07%[4]
Portfolio Turnover Rate[5]	30%	80%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
51

California Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard California Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $35,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
52

California Tax-Exempt Bond ETF
At November 30, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	4,154
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	29,266
Capital Loss Carryforwards	(1,898)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	31,522
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	29,040	2,990
Ordinary Income*	35	—
Long-Term Capital Gains	—	—
Total	29,075	2,990
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,499,827
Gross Unrealized Appreciation	33,427
Gross Unrealized Depreciation	(4,161)
Net Unrealized Appreciation (Depreciation)	29,266
F.	During the year ended November 30, 2025, the fund purchased $1,201,951,000 of investment securities and sold $276,663,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $34,474,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $7,115,000 and sales were $30,350,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
53

California Tax-Exempt Bond ETF
G.	Capital shares issued and redeemed were:

	Year Ended November 30, 2025	January 26[1] to November 30, 2024
	Shares (000)	Shares (000)
Issued	11,225	5,275
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,225)	—
Net Increase (Decrease) in Shares Outstanding	10,000	5,275
1	Inception.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At November 30, 2025, one shareholder was the record or beneficial owner of 53% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
54

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard California Tax-Free Funds and Shareholders of Vanguard California Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard California Tax-Exempt Bond ETF (one of the funds constituting Vanguard California Tax-Free Funds, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025 and the statement of changes in net assets and the financial highlights for the year ended November 30, 2025 and for the period January 26, 2024 (inception) through November 30, 2024, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year ended November 30, 2025, and the changes in its net assets and the financial highlights for the year ended November 30, 2025 and for the period January 26, 2024 (inception) through November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
55

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0380 012026
56

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - California Tax-Exempt Funds

A majority of independent trustees of the board of Vanguard California Intermediate-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, California Municipal Money Market Fund and Vanguard California Tax-Exempt Bond ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

VANGUARD CALIFORNIA TAX - FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.